      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2007.

                                                             FILE NOS. 002-86837

                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                     [ ]
        Post-Effective Amendment No. 43                 [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 36                           [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                        AMERICAN HOME ASSURANCE COMPANY


                               ("AMERICAN HOME")

                              (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
             (Address of Guarantor's Principal Offices) (Zip Code)

       Guarantor's Telephone Number, including Area Code: (212) 770-7000

                            MALLARY L. REZNIK, ESQ.

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              1 SUNAMERICA CENTER

                       LOS ANGELES, CALIFORNIA 90067-6022
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous



     It is proposed that this filing will become effective:



     [ ] immediately upon filing pursuant to paragraph (b)



     [X] on May 1, 2007 pursuant to paragraph (b)



     [ ] 60 days after filing pursuant to paragraph (a)(1)



     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.



     If appropriate, check the following box:



     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: (i) Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                           VARIABLE SEPARATE ACCOUNT

                             CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                                         CAPTION
-----------                                                                         -------
1.           Cover Page.............................................  Cover Page
2.           Definitions............................................  Glossary
3.           Synopsis...............................................  Highlights; Fee Tables; Portfolio
                                                                      Expenses; Examples
4.           Condensed Financial Information........................  Appendix - Condensed Financial
                                                                      Information
5.           General Description of Registrant, Depositor and
             Portfolio Companies....................................  The American Pathway II Variable
                                                                      Annuity; Other Information
6.           Deductions.............................................  Expenses
7.           General Description of Variable Annuity Contracts......  The American Pathway II Variable
                                                                      Annuity; Purchasing a American
                                                                      Pathway II Variable Annuity;
                                                                      Investment Options
8.           Annuity Period.........................................  Income Options
9.           Death Benefit..........................................  Death Benefits
10.          Purchases and Contract Value...........................  Purchasing a Variable Annuity
                                                                      Contract
11.          Redemptions............................................  Access To Your Money
12.          Taxes..................................................  Taxes
13.          Legal Proceedings......................................  Legal Proceedings
14.          Table of Contents of Statement of Additional
             Information............................................  Table of Contents of Statement of
                                                                      Additional Information

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

     Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                                       CAPTION
-----------                                                                       -------
15.          Cover Page..........................................  Cover Page
16.          Table of Contents...................................  Table of Contents
17.          General Information and History.....................  The American Pathway II Variable
                                                                   Annuity (P);
                                                                   Separate Account; General Account (P);
                                                                   Investment Options (P);
                                                                   Other Information (P)
18.          Services............................................  Other Information (P)
19.          Purchase of Securities Being Offered................  Purchasing a American Pathway II
                                                                   Variable Annuity (P)
20.          Underwriters........................................  Distribution of Contracts
21.          Calculation of Performance Data.....................  Performance Data
22.          Annuity Payments....................................  Income Options (P);
                                                                   Income Payments; Annuity Unit Values
23.          Financial Statements................................  Depositor: Other Information (P);
                                                                   Financial Statements; Registrant:
                                                                   Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                              AMERICAN PATHWAY II

                                   PROSPECTUS


                                  MAY 1, 2007


       AN INDIVIDUAL DEFERRED VARIABLE BENEFIT AND FIXED BENEFIT ANNUITY
              FLEXIBLE PURCHASE PAYMENT-NONPARTICIPATING CONTRACT

                                   ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                           VARIABLE SEPARATE ACCOUNT


The annuity has several investment choices - Variable Portfolios listed below and available Fixed Accounts. Each of the variable portfolios ("Variable Portfolios") are part of the American Funds Insurance Series ("AFIS").



        - Growth Portfolio                - High-Income Bond Portfolio
        - International Portfolio         - U.S. Government/AAA-Rated Securities Portfolio
        - Growth-Income Portfolio         - Cash Management Portfolio
        - Asset Allocation
        Portfolio



AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life") discontinued new sales of the contract as of the close of business on August 31, 1993. AIG SunAmerica Life will continue to accept subsequent payments on existing contracts and to issue the contract to new participants in existing qualified retirement plans using the contract as a funding vehicle.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2007. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT HAVE BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS OF AMERICAN FUNDS INSURANCE SERIES. YOU SHOULD READ EACH PROSPECTUS CAREFULLY AND RETAIN BOTH FOR FUTURE REFERENCE.

                               TABLE OF CONTENTS


                                                              PAGE
ITEM                                                          ----
DEFINITIONS.................................................     4
HIGHLIGHTS..................................................     5
FEE TABLES..................................................     6
     Maximum Owner Transaction Expenses.....................     6
     Contract Maintenance Fee...............................     6
     Separate Account Annual Expenses.......................     6
     Underlying Fund Expenses...............................     6
EXAMPLES....................................................     7
DESCRIPTION OF AIG SUNAMERICA LIFE, THE SEPARATE PORTFOLIO
  AND THE GENERAL ACCOUNT...................................     8
     AIG SunAmerica Life....................................     8
     Separate Account.......................................     8
     General Account........................................     8
     Guarantee of Insurance Obligations.....................     8
VARIABLE PORTFOLIO OPTIONS..................................     9
     Voting Rights..........................................    10
     Substitution Addition or Deletion of Variable
      Portfolios............................................    10
FIXED ACCOUNTS..............................................    10
     Allocations............................................    10
EXPENSES....................................................    11
     Separate Account Expenses..............................    11
     Withdrawal Charges.....................................    11
     Investment Management Fees.............................    12
     12b-1 Fees.............................................    12
     Contract Maintenance Fee...............................    12
     Transfer Fee...........................................    12
     Premium Tax............................................    12
     Income Taxes...........................................    12
     Reduction or Elimination of Charges and Expenses, and
      Additional Amounts Credited...........................    12
     Free Withdrawal Amount.................................    13
DESCRIPTION OF THE CONTRACTS................................    13
     Summary................................................    13
     Ownership..............................................    14
     Annuitant..............................................    14
     Modification of the Contract...........................    14
     Assignment.............................................    14
     Death Benefit..........................................    15
     Extended Legacy Program and Beneficiary Continuation
      Options...............................................    15
     Other Beneficiary Continuation Options.................    16
     Enhanced Death Benefit.................................    16
PURCHASES, WITHDRAWALS AND CONTRACT VALUE...................    17
     Purchase Payments......................................    17
     Dollar Cost Averaging Program..........................    17
     Allocation of Purchase Payments........................    18
     Accumulation Units.....................................    19
     Free Look..............................................    20
     Exchange Offers........................................    20
     Transfers During the Accumulation Phase................    20
     Transfer Policies......................................    20
     Payments in Connection with Distribution of the
      Contract..............................................    23
     Access to your Money...................................    24
     Systematic Withdrawal Program..........................    24
     Minimum Contract Value.................................    25
INCOME PHASE................................................    25
     Annuity Date...........................................    25
     Annuity Income Options.................................    25
     Fixed and/or Variable Income Options...................    25
     Fixed Income Only Options..............................    26
     Other Annuity Income Options...........................    27

                                                              PAGE
ITEM                                                          ----
     Transfers During the Income Phase......................    27
     Deferment of Payments..................................    27
ADMINISTRATION..............................................    27
TAXES.......................................................    28
     Annuity Contracts in General...........................    28
     Tax Treatment of Distributions -- Non-Qualified
      Contracts.............................................    28
     Tax Treatment of Distributions -- Qualified
      Contracts.............................................    29
     Minimum Distributions..................................    30
     Tax Treatment of Death Benefits........................    31
     Contracts Owned by a Trust or Corporation..............    31
     Gifts, Pledges and/or Assignments of a Non-Qualified
      Contract..............................................    31
     Diversification and Investor Control...................    32
LEGAL PROCEEDINGS...........................................    32
FINANCIAL STATEMENTS........................................    33
REGISTRATION STATEMENTS.....................................    34
APPENDIX A -- CONDENSED FINANCIAL
              INFORMATION -- ACCUMULATION UNIT VALUES.......   A-1

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                                  DEFINITIONS
--------------------------------------------------------------------------------

We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date on which you select annuity income payments to begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.

COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.

INCOME PHASE - The period, upon annuitization, during which we make annuity income payments to you.

LATEST ANNUITY DATE -- Your 80th birthday (85th birthday for policies issued 6/1/90 and after).

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner. PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investments and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUST -- American Funds Insurance Series, an open-end management investment company.

UNDERLYING FUNDS - The underlying investment portfolios of the Trust in which the Variable Portfolios invest.
VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------

                                   HIGHLIGHTS
--------------------------------------------------------------------------------


The AMERICAN PATHWAY II VARIABLE ANNUITY is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase payments may be invested in a variety of variable and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.



FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASES, WITHDRAWALS AND CONTRACT VALUE section in the prospectus.



EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract. We also deduct separate account charges, which equal 1.30% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for five complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLES and EXPENSES in the prospectus.



ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.



DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.



INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also choose from six different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------


                                   FEE TABLES

--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......5%

TRANSFER FEE..............  $25 per transfer after the first
                            15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE.....................................................$30

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED FROM THE AVERAGE DAILY ENDING NET ASSET VALUE ALLOCATED TO THE VARIABLE PORTFOLIO)

    Mortality and Expense Risk Fees................  1.15%
    Distribution Expense Fee.......................  0.15%
    Optional Enhanced Death Benefit Fee(2).........  0.10%
                                                     -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.......  1.40%
                                                     =====


UNDERLYING FUND EXPENSES(3)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUST, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE TRUST. PLEASE READ IT CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES                                                  MINIMUM   MAXIMUM
-----------------------------------------------                                                  -------   -------
(expenses that are deducted from Underlying Funds, including management fees, other expenses
and 12b-1 fees)................................................................................   0.46%     0.72%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment)

YEARS:......................................................   1     2     3     4     5     6
                                                               5%    5%    5%    5%    5%    0%


(2) If you do not elect the Optional Enhanced Death Benefit feature, your total separate account annual expenses would be 1.30%.



(3) As of December 31, 2006.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum and minimum fees and expenses of the Underlying Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.40% (INCLUDING THE OPTIONAL ENHANCED DEATH BENEFIT FEATURE (0.10%)) AND INVESTMENT IN AN UNDERLYING FUND WITH MAXIMUM TOTAL EXPENSES OF 0.72%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $720    $1,179    $1,664     $2,503



(2) If you annuitize your contract at the end of the applicable time period:(3)



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $220     $679     $1,164     $2,503


(3) If you do not surrender your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $220     $679     $1,164     $2,503


MINIMUM EXPENSE EXAMPLES

(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.30%, NO ELECTION OF OPTIONAL FEATURE AND INVESTMENT IN AN UNDERLYING FUND WITH MINIMUM TOTAL EXPENSES OF 0.46%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $684    $1,069    $1,480     $2,127


(2) If you annuitize your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $184     $569      $980      $2,127


(3) If you do not surrender your contract:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $184     $569      $980      $2,127


EXPLANATION OF FEE TABLES AND EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. Please SEE INCOME OPTIONS BELOW.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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            DESCRIPTION OF AIG SUNAMERICA LIFE, THE SEPARATE ACCOUNT
                            AND THE GENERAL ACCOUNT
--------------------------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

GENERAL ACCOUNT


Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.



The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.



GUARANTEE OF INSURANCE OBLIGATIONS



On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.


--------------------------------------------------------------------------------


                           VARIABLE PORTFOLIO OPTIONS

--------------------------------------------------------------------------------


The Variable Portfolios invest in shares of the American Funds Insurance Series (the "Trust") listed below. The Variable Portfolios are only available through the purchase of certain annuity contracts. All Variable Portfolios may not be available to you. Please check with your financial representative.



The Trust serves as the Underlying Fund for other variable annuity contracts issued by the Company, and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trust believes that offering shares of the Trust in this manner disadvantages you. The Trusts are monitored for potential conflicts.



The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the adviser's reputation and tenure, brand recognition, performance and the capability and qualification of the adviser. Another factor we may consider is whether the Underlying Fund or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services.



We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.



You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.



We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio.



The Variable Portfolios along with their subadviser are listed below:


AMERICAN FUNDS INSURANCE SERIES -- CLASS 3

Capital Research and Management Company is the investment adviser for the American Funds Insurance Series Class 3 shares ("AFIS"). AFIS contains investment portfolios in addition to those listed here, which are not available for investment under this contract.


        - GROWTH PORTFOLIO                              - HIGH-INCOME BOND PORTFOLIO
        - INTERNATIONAL PORTFOLIO                       - U.S. GOVERNMENT/AAA-RATED
        - GROWTH-INCOME PORTFOLIO                         SECURITIES PORTFOLIO
        - ASSET ALLOCATION PORTFOLIO                    - CASH MANAGEMENT PORTFOLIO



YOU SHOULD READ THE PROSPECTUS FOR THE TRUST CAREFULLY. THE PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING MORE DETAILED INFORMATION ABOUT EACH VARIABLE PORTFOLIOS' INVESTMENT OBJECTIVE AND RISK FACTORS.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION ADDITION OR DELETION OF VARIABLE PORTFOLIO


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolio or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - INITIAL RATE: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - CURRENT RATE: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - RENEWAL RATE: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to make transfers and Purchase Payments into the Fixed Accounts. All Fixed

Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

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                                    EXPENSES

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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below.



We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the Contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the Contract and, in its role as an intermediary, the Underlying Funds.



SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expense is 1.30% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any legitimate cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


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        YEAR              1         2         3         4         5         6
---------------------------------------------------------------------------------
  WITHDRAWAL CHARGE      5%        5%        5%        5%        5%        0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.


UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES


The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

12b-1 FEES

Shares of certain Trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940.

There is an annualized 0.18% fee applicable to Class 3 shares of the American Funds Insurance Series. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

CONTRACT MAINTENANCE FEE


During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


TRANSFER FEE

Generally, we permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

PREMIUM TAX


Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit. SEE STATE APPENDIX BELOW.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

FREE WITHDRAWAL AMOUNT


Your contract provides for a free withdrawal amount each year. Earning and Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may be withdrawn free of a withdrawal charge at any time.


The contract provides for a free withdrawal amount on your first withdrawal of each contract year. The free withdrawal amount is equal to 10% of total Purchase Payments, still subject to the withdrawal charge, which have been in your contract one year or longer.

We will waive the withdrawal charge upon payment of a death benefit and when you switch to the Income Phase of your contract.

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                          DESCRIPTION OF THE CONTRACTS
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SUMMARY

When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several benefits:

     - DEATH BENEFIT: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - GUARANTEED INCOME: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - TAX DEFERRAL: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.


This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


OWNERSHIP

You, as the contract owner, are entitled to the rights and privileges of the contract. If you die during the Accumulation Phase, your Beneficiary will become the owner of the contract unless you elect otherwise. Joint owners have equal ownership interests in the contract unless we advise otherwise in writing. We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

ANNUITANT

The Annuitant is the person on whose life we base income payments. You may not change the Annuitant at any time. Joint Annuitants are not allowed.

MODIFICATION OF THE CONTRACT

Only AIG SunAmerica's President, a Vice President or Secretary may approve a change or waive a provision of the contract. Any change or waiver must be in writing. We reserve the right to modify the terms of the contract as necessary to comply with changes in applicable law.

ASSIGNMENT

Contracts issued pursuant to Non-qualified plans that are not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA") may be assigned by the owner at any time during the lifetime of the Annuitant prior to the Annuity Date. We will not be bound by any assignment until written notice is received by us at our Annuity Service Center. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

If the contract is issued pursuant to a Qualified plan (or a Non-qualified plan that is subject to Title 1 of ERISA), it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

BECAUSE AN ASSIGNMENT MAY BE A TAXABLE EVENT, YOU SHOULD CONSULT A COMPETENT TAX ADVISER SHOULD YOU WISH TO ASSIGN YOUR CONTRACT.

DEATH BENEFIT

If the Annuitant on your contract dies prior to the Annuity Date, your Beneficiary will receive a death benefit. The standard death benefit is an automatic feature of your contract. We also offer an optional enhanced guaranteed minimum death benefit which you may elect as an alternative to the standard death benefit. The optional enhanced death benefit is described in the next section.

The standard death benefit on your contract is the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. total Purchase Payments less any withdrawals and partial annuitizations (and any fees or charges applicable to such distributions); or

     3. after your fifth contract year, your contract value on the last contract anniversary preceding your death plus any Purchase Payments and less any withdrawals or partial annuitizations (and any fees or charges applicable to such distributions) since that contract anniversary.

We do not pay the death benefit if the Annuitant dies after you switch to the Income Phase. However, if the Annuitant dies during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. (SEE INCOME PHASE, INCOME OPTIONS, BELOW.)

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract.

If a Beneficiary does not elect a specific form of pay out within 60 days of our receipt of proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS


The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.



If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.


OTHER BENEFICIARY CONTINUATION OPTIONS


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).



Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


ENHANCED DEATH BENEFIT

If you elected the optional enhanced death benefit on or after May 1, 2002, and the Annuitant on your contract dies prior to the Annuity Date we will pay to your Beneficiary the greater of:

     1. the value of your contract at the time we receive satisfactory proof of death; or

     2. the maximum contract anniversary value between the date the enhanced death benefit goes into effect and the Annuitant's 75th birthday.

A contract anniversary value is equal to the contract value on a contract anniversary plus any Purchase Payments and reduced by any partial withdrawals (and any changes applicable to each such withdrawal) and partial annuitizations in the same proportion by which the contract value was reduced on the date of the partial withdrawal annuitization, since that anniversary.

If you elected the optional enhanced death benefit prior to May 1, 2002, please see Appendix B for an explanation of the death benefit payable.


You may elect the enhanced death benefit by completing the appropriate form. The optional enhanced death benefit form is available from our Annuity Service Center. If you elected the enhanced death benefit prior to May 31, 1998, it will take effect on the day we receive your election. If you elect the enhanced death benefit on or after May 31, 1998, it will take effect on your contract anniversary following the election, or on your contract anniversary if we receive your election on your contract anniversary. We will transfer the Accumulation Units in each Variable Portfolio to corresponding Accumulation Units of that Variable Portfolio with the enhanced death benefit and begin deducting the charge described below on your contract anniversary following election of the enhanced death benefit.



You may cancel the enhanced death benefit at any time by sending us a written request. If you cancel, the enhanced death benefit will terminate on your next contract anniversary and the standard death benefit will be reinstated. If you cancel the enhanced death benefit on your contract anniversary, the cancellation will take effect on that date. We will cease deducting the charge for the enhanced death benefit upon cancellation and transfer the Accumulation Units in each Variable Portfolio to corresponding Accumulation Units of that Variable Portfolio without the enhanced death benefit. You cannot reinstate the enhanced death benefit after you cancel it.

We assess a daily charge for the enhanced death benefit so long as the enhanced death benefit is elected and remains in effect. If you elected the enhanced death benefit prior to May 31, 1998, we will waive the daily charge until your contract anniversary following election. The charge is equal to 0.10% of the average daily value of your contract allocated to the Variable Portfolios. (SEE FEE TABLES, ANNUAL SEPARATE ACCOUNT EXPENSES AND EXAMPLES ABOVE.)



If you elected the optional enhanced death benefit prior to May 1, 2002, please see the Statement of Additional Information for more information.


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                   PURCHASES, WITHDRAWALS AND CONTRACT VALUE
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PURCHASE PAYMENTS


An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.


The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

                                      MINIMUM        MINIMUM AUTOMATIC
               MINIMUM INITIAL       SUBSEQUENT         SUBSEQUENT
               PURCHASE PAYMENT   PURCHASE PAYMENT   PURCHASE PAYMENT
               ----------------   ----------------   -----------------
Qualified          $ 2,000              $250               $100
Non-Qualified      $ 5,000              $500               $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.


We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner to exceed these limits may also be subject to Company pre-approval. Also, the optional automatic payment plan allows you to make subsequent Purchase Payments of as little as $25.00.


We may refuse any Purchase Payment. In general, AIG SunAmerica Life will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. In addition, we may not issue a contract to anyone over age 80.

If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.


If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that subsequent Purchase Payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.


You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

  ----------------------------------------------------------------------------
  MONTH             ACCUMULATION UNIT                  UNITS PURCHASED
  ----------------------------------------------------------------------------
     1                    $ 7.50                             100
     2                    $ 5.00                             150
     3                    $10.00                              75
     4                    $ 7.50                             100
     5                    $ 5.00                             150
     6                    $ 7.50                             100
  ----------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received in good order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.


Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:


     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.



Performance of the Variable Portfolios and the charges and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.


If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone, through the Company's website (www.aigsunamerica.com), in writing by mail, or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading.

We charge for transfers in excess of 15 in any contract year. Currently, the fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


In addition to charging a fee when you exceed 15 transfers as described in the preceding paragraph, all transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16, 2008). U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests submitted by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.



We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make;
(2) impose minimum holding periods; (3) reject any premium payment or transfer request; and/or (4) terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept preauthorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;



     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or



     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.



The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.



Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.



WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



UNDERLYING FUND FREQUENT TRADING POLICIES



Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures. While the Underlying Funds have their own policies and procedures that we may be obligated to enforce, you should assume that any protection you may have against potential harm from Short-Term trading is the protection provided by our Transfer Policies described above.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.



It is likely that most of the Underlying Funds' investments outside of this contract are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund, as well as the intermediaries (including the Separate Account and the Variable Portfolios), invested in the such Underlying Fund. Further, if an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in activities that violate an Underlying Fund's short-term trading policies, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.


PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT


  PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and the Distributor. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.5% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1% of contract value annually. The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program.



ADDITIONAL CASH COMPENSATION. We may pay selling firms support fees in the form of additional cash compensation. These payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us or a flat fee. These payments may be consideration for, among other things, product placement/preference, greater access to train and educate the selling firm's registered representatives about our products, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our products. The amount of these fees may be tied to the anticipated level of our access in that selling firm. We enter into such arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms. We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from the fees and charges collected under the contract.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and NASD rules.



Commissions and other support fees may influence the way that a selling firm and its registered representatives market the contract and service customers who purchase the contract, and may influence the selling firm and its registered representatives to present this contract over others available in the market place. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST.



  PAYMENTS WE RECEIVE



We may directly or indirectly receive payments from the Trust's investment adviser and/or subadvisers (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. We generally receive three kinds of payments.



RULE 12B-1. We receive either 12b-1 of up to 0.18% of the average daily assets of the Underlying Funds in the Contracts from the Trust. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.



THE DISTRIBUTOR



AIG SunAmerica Capital Services, Inc., ("Distributor") located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. The Distributor, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.


ACCESS TO YOUR MONEY


You can access money in your contract by making a partial withdrawal and/or by receiving annuity income payments during the Income Phase. See INCOME OPTIONS below. Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable, and a contract maintenance fee. SEE EXPENSES BELOW.


Under most circumstances, the partial withdrawal minimum is $500. We require that the value of your contract be at least $500 after the withdrawal. You must send a written withdrawal request. Unless you provide different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the Fixed Accounts in which your contract is invested.


Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. (SEE TAXES, BELOW.)


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolio is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.



Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Accounts. Such deferrals are limited to no longer than six months.


SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $100 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply. PLEASE SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                                  INCOME PHASE
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ANNUITY DATE


DURING THE INCOME PHASE, WE USE THE MONEY ACCUMULATED IN YOUR CONTRACT TO MAKE REGULAR ANNUITY INCOME PAYMENTS TO YOU. YOU MAY BEGIN THE INCOME PHASE ANY TIME AFTER YOUR SECOND CONTRACT ANNIVERSARY. YOU MUST PROVIDE US WITH A WRITTEN REQUEST OF THE DATE YOU WANT ANNUITY INCOME PAYMENTS TO BEGIN. YOUR ANNUITY DATE IS THE FIRST DAY OF THE MONTH YOU SELECT ANNUITY INCOME PAYMENTS TO BEGIN ("ANNUITY DATE"). YOU MAY CHANGE YOUR ANNUITY DATE, SO LONG AS YOU DO SO AT LEAST SEVEN DAYS BEFORE THE ANNUITY INCOME PAYMENTS ARE SCHEDULED TO BEGIN. EXCEPT AS INDICATED UNDER OPTION 5 BELOW, ONCE YOU BEGIN RECEIVING ANNUITY INCOME PAYMENTS, YOU CANNOT OTHERWISE ACCESS YOUR MONEY THROUGH A WITHDRAWAL OR SURRENDER.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.


Annuity income payments must begin on or before your Latest Annuity Date. If you do not choose an Annuity Date, your annuity income payments will automatically begin on the Latest Annuity Date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.


ANNUITY INCOME OPTIONS



YOU MUST CONTACT US TO SELECT AN ANNUITY INCOME OPTION. ONCE YOU BEGIN RECEIVING ANNUITY INCOME PAYMENTS, YOU CANNOT CHANGE YOUR INCOME OPTION BEFORE BEGINNING THE INCOME PHASE. IF YOU ELECT TO RECEIVE ANNUITY INCOME PAYMENTS BUT DO NOT SELECT AN INCOME OPTION, YOUR ANNUITY INCOME PAYMENTS SHALL BE IN ACCORDANCE WITH INCOME OPTION 4 FOR A PERIOD OF 10 YEARS; FOR ANNUITY INCOME PAYMENTS BASED ON JOINT LIVES, THE DEFAULT IS INCOME OPTION 3 FOR A PERIOD OF 10 YEARS.


We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive your notification no annuity income option based on the life of the Annuitant may be elected.


FIXED AND/OR VARIABLE ANNUITY INCOME OPTIONS



Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolio(s) only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount, unless otherwise elected. If you are invested in both fixed and variable options at the time you begin the Income Phase, a portion of your annuity income payments will be fixed and a portion will be variable unless otherwise elected.


OPTION 1 -- LIFE INCOME ANNUITY


This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


OPTION 2 -- JOINT AND TWO-THIRDS SURVIVOR LIFE ANNUITY


This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. During the survivor's lifetime, we determine variable annuity income payments by using two-thirds of the number of each type of Annuity Units credited to your contract. Fixed monthly annuity income payments during the lifetime of the survivor will be equal to two-thirds of the fixed monthly annuity income payment paid during your joint lifetimes. Annuity income payments stop when the survivor dies.


OPTION 3 -- JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

OPTION 4 -- LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

FIXED INCOME ONLY OPTIONS

OPTION 5 -- INCOME FOR A SPECIFIED PERIOD


This option provides annuity income payments for a guaranteed period ranging from 3 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining annuity income payments will be made to the Beneficiary under your contract.


OPTION 6 -- FIXED PAYMENTS


AIG SunAmerica Life holds the amount used to calculate fixed annuity income payments under this option in its general account. You earn interest on that amount. Fixed annuity income payments will be made in such amounts and at such times as may be agreed upon with AIG SunAmerica Life, and will continue until the amount held by AIG SunAmerica Life with interest is exhausted. The final payment will be for the balance remaining and may be less than the amount of each preceding payment. Interest will be credited yearly on the amount remaining unpaid at a rate determined by AIG SunAmerica Life from time to time, but not less than 4% per year compounded annually. The rate may be changed at any time. However, that the rate may not be changed more frequently than once during each calendar year.



We make annuity income payments on a monthly basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected annuity income option results in annuity income payments of less than $50 per payment, the frequency of your payments may be decreased, state law allowing.

If you are invested in the Variable Portfolios after the Annuity Date your annuity income payments vary depending on four things:


- for life options, your age when payments begin, and;


- the contract value in the Variable Portfolios on the Annuity Date, and;


- the 4% assumed investment rate used in the annuity table for the contract, and;


- the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.



If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity income payments.



OTHER ANNUITY INCOME OPTIONS



Other income options may be made available to you at the sole discretion of AIG SunAmerica Life. However, to the extent that withdrawal charges would otherwise apply to a withdrawal, the same withdrawal charge may apply to any additional annuity income option.


If your contract was issued under Sections 401, 403(b) or 408 of the IRC, we can only make payments to you or to your spouse.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                 ADMINISTRATION
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We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-qualified contract. A Non-qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS



All Non-Qualified Contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.



TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.


The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfer among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.


Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.


If you are purchasing the Contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the Contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the Contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the Contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the Contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 will require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT


If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.



On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.


The consolidated financial statements, the financial statement schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) incorporated in this prospectus by reference to the Annual Report on Form 10-K of AIG for the fiscal year ended December 31, 2006 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at (800) 445-SUN2.

--------------------------------------------------------------------------------


                            REGISTRATION STATEMENTS

--------------------------------------------------------------------------------


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.


--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account............................................     1
American Home Assurance Company.............................     1
General Account.............................................     1
Support Agreement Between the Company and AIG...............     2
Variable Account Accumulation Provisions....................     2
Performance Data............................................     3
Taxes.......................................................     5
Distribution of Contracts...................................    13
Financial Statements........................................    13

                                   APPENDIX A

--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
                            ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

                                         FISCAL                FISCAL                FISCAL
                                       YEAR ENDED            YEAR ENDED            YEAR ENDED             11/30/99-
                                        11/30/97              11/30/98              11/30/99              12/31/99
        VARIABLE ACCOUNTS          -------------------   -------------------   -------------------   -------------------
       OF SEPARATE ACCOUNT            *          **         *          **         *          **         *          **
       -------------------         --------   --------   --------   --------   --------   --------   --------   --------
AMERICAN FUNDS INSURANCE SERIES -- CLASS 3 SHARES
Growth
   Beg. AUV......................   $64.16     $83.15     $78.39     $78.38    $ 96.88    $ 96.78    $139.53    $139.24
   End AUV.......................   $78.39     $78.38     $96.88     $96.78    $139.53    $139.24    $156.14    $155.80
   Ending Number of AUs (000)....   10,205         15      8,320        247      7,158        237      7,075        235
International
   Beg. AUV......................   $17.31     $21.44     $19.34     $19.34    $ 21.87    $ 21.85    $ 32.06    $ 31.99
   End AUV.......................   $19.34     $19.34     $21.87     $21.85    $ 32.06    $ 31.99    $ 36.98    $ 36.90
   Ending Number of AUs (000)....   11,563          8      8,517        275      7,219        261      7,133        263
Growth-Income
   Beg. AUV......................   $56.59     $70.36     $69.61     $69.61    $ 79.08    $ 78.99    $ 87.22    $ 87.04
   End AUV.......................   $69.61     $69.61     $79.08     $78.99    $ 87.22    $ 87.04    $ 88.70    $ 88.50
   Ending Number of AUs (000)....   13,632         20     11,186        346      9,592        331      9,430        324
Asset Allocation
   Beg. AUV......................   $22.74     $26.52     $26.46     $26.45    $ 28.54    $ 28.51    $ 30.70    $ 30.64
   End AUV.......................   $26.46     $26.45     $28.54     $28.51    $ 30.70    $ 30.64    $ 31.47    $ 31.40
   Ending Number of AUs (000)....    5,870          6      4,580        117      3,802        110      3,714        110
High-Income Bond
   Beg. AUV......................   $40.11     $44.53     $44.64     $44.64    $ 45.51    $ 45.46    $ 43.75    $ 43.66
   End AUV.......................   $44.64     $44.64     $45.51     $45.46    $ 43.75    $ 43.66    $ 44.18    $ 44.08
   Ending Number of AUs (000)....    2,657          1      2,110         66      1,619         40      1,561         39
U.S. Government/AAA-Rated
 Securities
   Beg. AUV......................   $21.58     $22.27     $22.61     $22.60    $ 24.24    $ 24.22    $ 24.12    $ 24.06
   End AUV.......................   $22.61     $22.60     $24.24     $24.22    $ 24.12    $ 24.06    $ 23.99    $ 23.94
   Ending Number of AUs (000)....    3,607          3      3,209         75      2,573         57      2,518         57
Cash Management
   Beg. AUV......................   $17.86        ***     $18.51        ***    $ 19.19      19.18    $ 19.81    $ 19.77
   End AUV.......................   $18.51        ***     $19.19     $19.18    $ 19.81      19.77    $ 19.87    $ 19.83
   Ending Number of AUs (000)....    3,739        ***      3,222        100      3,449        125      3,630        144

                                         FISCAL                FISCAL                 FISCAL
                                       YEAR ENDED            YEAR ENDED             YEAR ENDED
                                        12/31/00              12/31/01               12/31/02
        VARIABLE ACCOUNTS          -------------------   -------------------   ---------------------
       OF SEPARATE ACCOUNT            *          **         *          **          *           **
       -------------------         --------   --------   --------   --------   ----------   --------
AMERICAN FUNDS INSURANCE SERIES -
Growth
   Beg. AUV......................  $156.14    $155.80    $158.801   $158.299   $  131.211   $130.665
   End AUV.......................  $158.80    $158.30    $131.211   $130.665   $   98.951   $ 98.440
   Ending Number of AUs (000)....    6,324        227       5,379        198    4,505,767    163,552
International
   Beg. AUV......................  $ 36.98    $ 36.90    $ 31.866   $ 31.765   $   27.423   $ 27.309
   End AUV.......................  $ 31.87    $ 31.76    $ 27.423   $ 27.309   $   23.566   $ 23.444
   Ending Number of AUs (000)....    6,276        224       5,138        192    4,222,578    166,008
Growth-Income
   Beg. AUV......................  $ 88.70    $ 88.50    $ 96.119   $ 95.815   $   97.288   $ 96.883
   End AUV.......................  $ 96.12    $ 95.82    $ 97.288   $ 96.883   $   78.239   $ 77.835
   Ending Number of AUs (000)....    7,974        284       7,072        252    6,159,762    219,849
Asset Allocation
   Beg. AUV......................  $ 31.47    $ 31.40    $ 34.190   $ 34.081   $   34.325   $ 34.181
   End AUV.......................  $ 34.19    $ 34.08    $ 34.325   $ 34.181   $   29.911   $ 29.756
   Ending Number of AUs (000)....    3,163         93       2,765         93    2,502,208     81,262
High-Income Bond
   Beg. AUV......................  $ 44.18    $ 44.08    $ 44.309   $ 44.170   $   47.881   $ 47.684
   End AUV.......................  $ 44.31    $ 44.17    $ 47.881   $ 47.684   $   47.029   $ 46.788
   Ending Number of AUs (000)....    1,258         28       1,108         26      976,734     24,900
U.S. Government/AAA-Rated
 Securities
   Beg. AUV......................  $ 23.99    $ 23.94    $ 26.505   $ 26.420   $   28.029   $ 27.911
   End AUV.......................  $ 26.51    $ 26.42    $ 28.029   $ 27.911   $   30.082   $ 29.926
   Ending Number of AUs (000)....    2,116         53       2,022         48    2,402,547     56,738
Cash Management
   Beg. AUV......................  $ 19.87    $ 19.83    $ 20.752   $ 20.690   $   21.159   $ 21.076
   End AUV.......................  $ 20.75    $ 20.69    $ 21.159   $ 21.076   $   21.081   $ 20.974
   Ending Number of AUs (000)....    2,576         42       2,199         35    1,981,652     23,102


------------

AUV -- Accumulation Unit Value
AU -- Accumulation Units
 * Applies to Contracts Without Optional Enhanced Death Benefit feature.
 ** Applies to Contracts With Optional Enhanced Death Benefit feature. Inception dates of this feature for the Variable Accounts are 10/15/97, 10/16/97, 10/16/97, 10/17/97, 11/12/97 and 10/16/97, respectively.
*** As of November 30, 1997, there were no funds in this Variable Account.

   Effective January 16, 2004, the seven variable accounts of the Anchor Pathway Fund were substituted with seven variable accounts of the American Funds Insurance Series. The Condensed Financial Information for the fiscal year ending December 31, 2004 reflects AUVs of the former trust variable accounts prior to the substitution.

                                   APPENDIX A

--------------------------------------------------------------------------------


                        CONDENSED FINANCIAL INFORMATION


                    ACCUMULATION UNIT VALUES -- (CONTINUED)

--------------------------------------------------------------------------------


                                         FISCAL                  FISCAL                  FISCAL                   FISCAL
                                       YEAR ENDED              YEAR ENDED              YEAR ENDED               YEAR ENDED
                                        12/31/03                12/31/04                12/31/05                 12/31/06
       VARIABLE ACCOUNTS          ---------------------   ---------------------   ---------------------   -----------------------
      OF SEPARATE ACCOUNT             *           **          *           **          *           **          *            **
      -------------------         ----------   --------   ----------   --------   ----------   --------   ----------   ----------
AMERICAN FUNDS INSURANCE SERIES -- CLASS 3 SHARES
Growth
   Beg. AUV.....................  $   98.951   $ 98.440   $  133.114   $132.294   $  145.789   $144.747   $  167.333   $  165.971
   End AUV......................  $  133.114   $132.294   $  145.789   $144.747   $  167.333   $165.971   $  182.164   $  180.501
   Ending Number of AUs (000)...   4,054,456    152,694    3,393,170    127,289    2,859,201    106,677    2,391,415       85,345
International
   Beg. AUV.....................  $   23.566   $ 23.444   $   30.518   $ 30.330   $   35.524   $ 35.270   $   42.618   $   42.270
   End AUV......................  $   30.518   $ 30.330   $   35.524   $ 35.270   $   42.618   $ 42.270   $   50.091   $   49.633
   Ending Number of AUs (000)...   3,592,749    140,206    3,078,225    106,737    2,572,364     90,739    2,333,263       71,748
Growth-Income
   Beg. AUV.....................  $   78.239   $ 77.835   $  103.073   $102.439   $  111.751   $110.953   $  116.800   $  115.849
   End AUV......................  $  103.073   $102.439   $  111.751   $110.953   $  116.800   $115.849   $  132.931   $  131.718
   Ending Number of AUs (000)...   5,502,001    199,899    4,605,842    182,559    3,866,408    151,582    3,317,161      127,186
Asset Allocation
   Beg. AUV.....................  $   29.911   $ 29.756   $   36.310   $ 36.086   $   38.894   $ 38.615   $   41.946   $   41.604
   End AUV......................  $   36.310   $ 36.086   $   38.894   $ 38.615   $   41.946   $ 41.604   $   47.512   $   47.078
   Ending Number of AUs (000)...   2,234,477     82,959    2,005,309     77,111    1,744,008     68,138    1,535,165       66,178
High-Income Bond
   Beg. AUV.....................  $   47.029   $ 46.788   $   57.466   $ 57.116   $   62.050   $ 61.611   $   62.627   $   62.121
   End AUV......................  $   57.466   $ 57.116   $   62.050   $ 61.611   $   62.627   $ 62.121   $   68.406   $   67.785
   Ending Number of AUs (000)...     888,085     24,948      708,479     17,289      573,835     14,130      478,294       11,476
U.S. Government/AAA-Rated
 Securities
   Beg. AUV.....................  $   30.082   $ 29.926   $   30.345   $ 30.158   $   30.937   $ 30.716   $   31.300   $   31.044
   End AUV......................  $   30.345   $ 30.158   $   30.937   $ 30.716   $   31.300   $ 31.044   $   32.070   $   31.776
   Ending Number of AUs (000)...   1,784,257     47,857    1,350,430     41,403   1,210,107]     32,021      972,230       24,532
Cash Management
   Beg. AUV.....................  $   21.081   $ 20.974   $   20.873   $ 20.745   $   20.771   $ 20.624   $   21.064   $   20.894
   End AUV......................  $   20.873   $ 20.745   $   20.771   $ 20.624   $   21.064   $ 20.894   $   21.759   $   21.560
   Ending Number of AUs (000)...   1,126,006      9,169      951,265      4,758      739,921      5,193      825,266       11,113


------------


AUV -- Accumulation Unit Value


AU -- Accumulation Units


 * Applies to Contracts Without Optional Enhanced Death Benefit feature.


 ** Applies to Contracts With Optional Enhanced Death Benefit feature. Inception dates of this feature for the Variable Accounts are 10/15/97, 10/16/97, 10/16/97, 10/17/97, 11/12/97 and 10/16/97, respectively.


*** As of November 30, 1997, there were no funds in this Variable Account.



   Effective January 16, 2004, the seven variable accounts of the Anchor Pathway Fund were substituted with seven variable accounts of the American Funds Insurance Series. The Condensed Financial Information for the fiscal year ending December 31, 2004 reflects AUVs of the former trust variable accounts prior to the substitution.

Please forward a copy (without charge) of the American Pathway II Variable Annuity Statement of Additional Information to:


              (Please print or type and fill in all information.)

--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City                             State                             Zip

Date:                              Signed:
 ------------------------------    -----------------------------------------


Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center,

P.O. Box 54299, Los Angeles, California 90054-0299

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------


                     INDIVIDUAL DEFERRED FIXED BENEFIT AND
                       VARIABLE BENEFIT ANNUITY CONTRACTS

                                   ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                     (American Pathway II Variable Annuity)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2007, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:



                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299




                                  May 1, 2007

                                TABLE OF CONTENTS


TOPIC                                                                      PAGE
-----                                                                      ----


Separate Account.............................................................1

American Home Assurance Company..............................................1

General Account..............................................................1

Support Agreement Between the Company and AIG ...............................2

Variable Account Accumulation Provisions ....................................2

Performance Data ............................................................3

Death Benefit Options prior to May 1, 2002 ..................................4

Taxes .......................................................................5

Distribution of Contracts...................................................13

Financial Statements........................................................13

                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company (the "Company"). This was a name change only and did not affect the substance of any contract. The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                        AMERICAN HOME ASSURANCE COMPANY
                        -------------------------------


     All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts with a date of issue of December 29, 2006 or earlier. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc. ("AIG").


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG
                  ---------------------------------------------


        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                    VARIABLE ACCOUNT ACCUMULATION PROVISIONS

        ACCUMULATION UNITS - The number of accumulation units purchased for a contract owner ("Owner") with respect to his or her initial purchase payment is determined by dividing the amount credited to each Variable Account by the accumulation unit value for that Variable Account next computed following acceptance of the application (generally the next business day after receipt of payment by the Company). In the event that an application fails to recite all necessary information, the Company will promptly request that the Owner furnish further instructions and will hold the initial purchase payment in a suspense account, without interest, for a period not exceeding five business days from receipt of the application at the Company. If the necessary information is not received within five business days, the Company will return the initial purchase payment to the prospective Owner unless the prospective Owner, after being informed of the reasons for the delay, specifically consents to the Company retaining the initial purchase payment until the application is made complete. The number of accumulation units purchased with respect to subsequent purchase payments is determined by dividing the amount credited to each Variable Account by the applicable accumulation unit value for the valuation period next determined following receipt of the payment by the Company. The accumulation unit value of each Variable Account varies in accordance with the investment experience of that Variable Account, and is affected by the investment experience of the respective Fund series, by expenses and by the deduction of certain charges.

        VALUE OF AN ACCUMULATION UNIT - The accumulation unit value of each Variable Account was arbitrarily set at $10 when the Variable Account was established. The value of an accumulation unit may increase or decrease from one valuation period to the next. All Variable Accounts are valued as of the close of general trading on the New York Stock Exchange. The value for any valuation period is determined by multiplying the value of an accumulation unit for the last prior valuation period by the net investment factor for that Variable Account for the current valuation period. The value of an accumulation unit is independently computed for each Variable Account using the net investment factor applicable to that Variable Account.

        NET INVESTMENT FACTOR - This is an index used to measure the investment performance of a Variable Account from one valuation period to the next. For each Variable Account, the net investment factor for a valuation period is found by dividing (a) by (b), and reducing the result by (c):

        Where (a) is:

               The net asset value as of the end of the current valuation period of a share of the series of the Fund in which the assets of the Variable Account are invested, plus the per share amount of any dividends and other distributions on those shares since the end of the immediately preceding valuation period;

        Where (b) is:

               The net asset value of a share of the specified series of the Fund as of the end of the immediately preceding valuation period;

        And where (c) is:

               The deduction for mortality, expense and distribution expense risks, that shall remain constant at .00356% for each day in the current valuation period. The maximum daily deduction for mortality, expense risks and distribution risks is equivalent to an annual rate of 1.30%.

        To the extent that the net investment factor is less than 1, the accumulation unit value will decrease. To the extent that the net investment factor is greater than 1, the accumulation unit value will increase.

                                PERFORMANCE DATA

        Performance data for the various Variable Accounts are determined in the manner described below.

CASH MANAGEMENT FUND


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV - SV - CMF)/(SV)

        where:

        SV = value of one Accumulation Unit at the start of a 7 day period

        EV = value of one Accumulation Unit at the end of the 7 day period

        CMF = an allocated portion of the $30 annual Contract Maintenance
              Fee, prorated for 7 days


        The change in the value of the Accumulation Unit during the 7 day period reflects the income received, minus any expenses incurred during such 7 day period. The Contract Maintenance Fee ("CMF") is first allocated among the Fixed and Variable Accounts so that each Account's allocated portion of the charge is proportional to the percentage of the number of Owners' accounts that have money allocated to that investment portfolio. The portion of the CMF allocable to the Cash Management Account is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Account. Finally, as is done with the other charges discussed above, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Account also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the Cash Management Series. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

            Effective Yield = [(Base Period Return + 1)(365/7) - 1].

        Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or withdrawal charges.

        The yields quoted should not be considered a representation of the yield of the Cash Management Account in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Cash Management Account and changes in interest rates on such investments, but also on factors such as a contract owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

        Yield information may be useful in reviewing the performance of the Cash Management Account and for providing a basis for comparison with other investment alternatives. However, the Cash Management Account's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

ALL OTHER VARIABLE ACCOUNTS

        The Variable Accounts other than the Cash Management Account compute their performance data as "total return."

        In October 1997, the Company began to offer an optional enhanced death benefit to existing new policyholders. Choice of this benefit results in a 0.10% increase in the Mortality Risk Charge and slightly reduced annual returns.

        Total return for a Variable Account represents a computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Account made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

               P(1+T)(n) = ERV

        where:

               P =   a hypothetical initial payment of $1000
               T =   average annual total return
               n =   number of year

             ERV = ending redeemable value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

        The total return figures given above reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Account, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption in the case of the first of the two sets of figures given in the table for each Variable Account, tax qualification status and time period. Because the impact of Contract Maintenance Fee on a particular contract owner's account would generally have differed from those assumed in the computation, due to differences between most actual allocations and the assumed ones, as well as differences due to varying account sizes, the total return experienced by an actual account over these same time periods would generally have been different from those given above. As with the Cash Management Account's yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.


                   DEATH BENEFIT OPTIONS PRIOR TO MAY 1, 2002

        If you elected the optional enhanced death benefit between September 4,

1997 and April 30, 2002, and the Annuitant on your contract dies prior to the Annuity Date, we will pay to your Beneficiary the greater of:

        1. the value of your contract at the time we receive satisfactory proof of death; or

        2. the maximum contract anniversary value between the date the enhanced death benefit goes into effect and the Annuitant's 75th birthday.

        A contract anniversary value is equal to the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals and/or partial annuitizations since that anniversary. If you elected the optional enhanced death benefit prior to September 4, 1997, the time frame during which we would evaluate any maximum contract anniversary death benefit payable would be between one year prior to the election of the enhanced death benefit and the Annuitant's 75th birthday.

                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of Qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

o  after attainment of age 59 1/2;

o  when paid to your beneficiary after you die;

o  after you become disabled (as defined in the IRC) ;

o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

o  dividends paid with respect to stock of a corporation described in IRC
   Section 404(k);

o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

o payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

o for payment of health insurance if you are unemployed and meet certain requirements

o  distributions from IRAs for higher education expenses

o  distributions from IRAs for first home purchases

o amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section.

Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into a Beneficiary IRA. A Beneficiary IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Beneficiary IRA in a direct "trustee-to-trustee" transfer. Beneficiary IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or in the case of a 403(b) plan or program, to another contract or account of the same plan type or from a Qualified Plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. The Department of the Treasury published proposed 403(b) regulations on November 16, 2004. These Treasury regulations, when issued in final form, could affect or limit contractual rights, including but not limited to the right to transfer amounts to another provider.


PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-qualified annuity contract may be exchanged in a tax-free transaction for another Non-qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2007 is the lesser of 100% of includible compensation or $15,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2007 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2007 may not exceed the lesser of $45,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $83,000, your contribution may be fully deductible; if your income is between $83,000 and $93,000, your contribution may be partially deductible and if your income is $93,000 or more, your contribution may not be deductible. If you are single and your income is less than $52,000, your contribution may be fully deductible; if your income is between $93,000 and $103,000, your contribution may be partially deductible and if your income is $103,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2007 is the lesser of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2007. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $166,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


The following financial statements of Variable Separate Account are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Statement of Assets and Liabilities as of December 31, 2006
        -  Schedule of Portfolio Investments as of December 31, 2006
        -  Statement of Operations for the year ended December 31, 2006
        - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005
        -  Notes to the Financial Statements

The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included in this Statement of Additional Information:

        -  Report of Independent Registered Public Accounting Firm
        -  Consolidated Balance Sheet as of December 31, 2006 and 2005
        - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004
        - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004
        -  Notes to Consolidated Financial Statements

The consolidated financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:

    3.
        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005
        -  Statements of Cash Flow for the years ended December 31, 2006 and
           2005
        -  Notes to Statutory Basis Financial Statements

You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee relating to contracts with a date of issue of December 29, 2006 or earlier.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                            VARIABLE SEPARATE ACCOUNT

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2006 AND 2005

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY


                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2006 AND 2005







                                    CONTENTS








Report of Independent Registered Public Accounting Firm ................    1
Statement of Assets and Liabilities, December 31, 2006 .................    2
Schedule of Portfolio Investments, December 31, 2006 ...................   24
Statement of Operations, for the year ended December 31, 2006 ..........   26
Statement of Changes in Net Assets, for the year ended December 31, 2006   48
Statement of Changes in Net Assets, for the year ended December 31, 2005   70
Notes to Financial Statements ..........................................   91

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account


In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at December 31, 2006, and the results of each of their operations for the periods indicated and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.






PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                                                                       Government
                                                                       Asset           Capital                and
                                                                  Allocation      Appreciation       Quality Bond             Growth
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                                --------------------------------------------------------------------
Assets:
  Investments in shares of Trusts,
      at net asset value                                        $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                --------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                                --------------------------------------------------------------------

Net assets:                                                     $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                ====================================================================


  Accumulation units                                            $275,625,271      $666,496,173       $256,957,394       $285,697,901

  Contracts in payout (annuitization) period                       3,218,437         2,326,312          2,338,025          1,217,965
                                                                --------------------------------------------------------------------

       Total net assets                                         $278,843,708      $668,822,485       $259,295,419       $286,915,866
                                                                ====================================================================

Accumulation units outstanding                                    11,018,438        15,756,681         15,018,602          8,365,889
                                                                ====================================================================

Contracts With Total Expenses of 1.15%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.30%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.40%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
  Accumulation units outstanding                                  10,958,990        14,893,733         14,142,946          8,189,592
  Unit value of accumulation units                              $      25.31      $      43.57       $      17.46       $      34.31
Contracts With Total Expenses of 1.52% (3):
  Accumulation units outstanding                                          --           411,592            317,876                 --
  Unit value of accumulation units                              $         --      $      11.26       $      11.92       $         --
Contracts With Total Expenses of 1.52% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.65%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.70%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
  Accumulation units outstanding                                      59,448           320,014            380,456            176,297
  Unit value of accumulation units                              $      24.95      $      42.92       $      17.20       $      33.80
Contracts With Total Expenses of 1.77% (3):
  Accumulation units outstanding                                          --           131,342            177,324                 --
  Unit value of accumulation units                              $         --      $      11.61       $      11.75       $         --
Contracts With Total Expenses of 1.80%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.95%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 2.02%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --
Contracts With Total Expenses of 2.05%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --      $         --       $         --       $         --

                                                                                                                          Government
                                                                     Natural             Asset            Capital                and
                                                                   Resources        Allocation       Appreciation       Quality Bond
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 2)          (Class 2)          (Class 2)
                                                                --------------------------------------------------------------------
Assets:
  Investments in shares of Trusts,
      at net asset value                                        $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                --------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                                --------------------------------------------------------------------

Net assets:                                                     $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                ====================================================================


  Accumulation units                                            $183,266,301       $17,838,022       $125,210,269       $116,630,281

  Contracts in payout (annuitization) period                         917,030            52,627            229,832            432,105
                                                                --------------------------------------------------------------------

       Total net assets                                         $184,183,331       $17,890,649       $125,440,101       $117,062,386
                                                                ====================================================================

Accumulation units outstanding                                     3,796,380           715,105          2,897,869          6,773,799
                                                                ====================================================================

Contracts With Total Expenses of 1.15%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
  Accumulation units outstanding                                          --                --            151,009                 --
  Unit value of accumulation units                              $         --       $        --       $      43.46       $         --
Contracts With Total Expenses of 1.52% (1):
  Accumulation units outstanding                                          --           495,818          2,118,875          5,465,668
  Unit value of accumulation units                              $         --       $     25.11       $      43.31       $      17.32
Contracts With Total Expenses of 1.52% (2):
  Accumulation units outstanding                                   3,724,150                --                 --                 --
  Unit value of accumulation units                              $      48.53       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (3):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (4):
  Accumulation units outstanding                                          --            22,688             54,230            165,555
  Unit value of accumulation units                              $         --       $     25.11       $      43.68       $      17.34
Contracts With Total Expenses of 1.55% (5):
  Accumulation units outstanding                                          --                --             29,444                 --
  Unit value of accumulation units                              $         --       $        --       $      43.20       $         --
Contracts With Total Expenses of 1.55% (6):
  Accumulation units outstanding                                          --                --             69,628                 --
  Unit value of accumulation units                              $         --       $        --       $      44.37       $         --
Contracts With Total Expenses of 1.65%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
  Accumulation units outstanding                                          --                --             18,156                 --
  Unit value of accumulation units                              $         --       $        --       $      44.07       $         --
Contracts With Total Expenses of 1.72% (4):
  Accumulation units outstanding                                          --            53,215            108,833            209,644
  Unit value of accumulation units                              $         --       $     24.90       $      43.35       $      17.17
Contracts With Total Expenses of 1.77% (1):
  Accumulation units outstanding                                          --           102,304            299,309            862,902
  Unit value of accumulation units                              $         --       $     24.80       $      42.75       $      17.10
Contracts With Total Expenses of 1.77% (2):
  Accumulation units outstanding                                      72,230                --                 --                 --
  Unit value of accumulation units                              $      47.81       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (3):
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.80%:
  Accumulation units outstanding                                          --                --             20,320                 --
  Unit value of accumulation units                              $         --       $        --       $      42.55       $         --
Contracts With Total Expenses of 1.95%:
  Accumulation units outstanding                                          --                --              6,248                 --
  Unit value of accumulation units                              $         --       $        --       $      43.55       $         --
Contracts With Total Expenses of 1.97% (4):
  Accumulation units outstanding                                          --            41,080             21,817             70,030
  Unit value of accumulation units                              $         --       $     24.56       $      42.86       $      16.97
Contracts With Total Expenses of 2.02%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
  Accumulation units outstanding                                          --                --                 --                 --
  Unit value of accumulation units                              $         --       $        --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                                               Natural              Asset            Capital
                                                              Growth         Resources         Allocation       Appreciation
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 2)         (Class 2)          (Class 3)          (Class 3)
                                                         -------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         -------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                         -------------------------------------------------------------------

Net assets:                                              $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         ===================================================================

      Accumulation units                                 $76,154,458       $38,668,111        $28,158,960       $398,479,989

      Contracts in payout (annuitization) period              68,058             5,095              3,131             61,768
                                                         -------------------------------------------------------------------

           Total net assets                              $76,222,516       $38,673,206        $28,162,091       $398,541,757
                                                         ===================================================================

Accumulation units outstanding                             2,240,626           804,761          1,134,571          9,288,929
                                                         ===================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 30             10,486
      Unit value of accumulation units                   $        --       $        --        $     10.67       $      10.92
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                159             10,843
      Unit value of accumulation units                   $        --       $        --        $     10.66       $      10.90
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       1,864,691           574,692              5,028          4,385,671
      Unit value of accumulation units                   $     34.08       $     48.25        $     24.97       $      43.16
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          39,439            15,550            306,412          1,728,971
      Unit value of accumulation units                   $     34.08       $     48.34        $     24.97       $      43.16
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 31              5,370
      Unit value of accumulation units                   $        --       $        --        $     10.65       $      10.89
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 30                 30
      Unit value of accumulation units                   $        --       $        --        $     10.64       $      10.89
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          55,488            18,558            794,812          2,542,614
      Unit value of accumulation units                   $     33.78       $     47.79        $     24.78       $      42.81
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         266,827           191,002              3,855            352,469
      Unit value of accumulation units                   $     33.64       $     47.51        $     24.93       $      42.69
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 31              4,627
      Unit value of accumulation units                   $        --       $        --        $     10.62       $      10.89
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                   $        --       $        --        $        --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                          14,181             4,959             24,139            243,722
      Unit value of accumulation units                   $     33.42       $     47.28        $     24.52       $      42.33
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 13                668
      Unit value of accumulation units                   $        --       $        --        $     24.88       $      42.58
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 31              3,458
      Unit value of accumulation units                   $        --       $        --        $     10.63       $      10.88

                                                          Government
                                                                 and                              Natural         Aggressive
                                                        Quality Bond            Growth          Resources             Growth
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 3)         (Class 3)          (Class 3)          (Class 1)
                                                        --------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        --------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                 0
                                                        --------------------------------------------------------------------

Net assets:                                             $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        ====================================================================

      Accumulation units                                $399,711,879      $191,227,834       $116,871,760      $103,252,915

      Contracts in payout (annuitization) period              91,356            42,146                  0           622,358
                                                        --------------------------------------------------------------------

           Total net assets                             $399,803,235      $191,269,980       $116,871,760      $103,875,273
                                                        ====================================================================

Accumulation units outstanding                            23,293,805         5,660,379          2,461,054         5,927,405
                                                        ====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          34,701             6,581              2,575                --
      Unit value of accumulation units                  $      10.16      $      10.89       $      10.49      $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          32,728             4,729              5,705                --
      Unit value of accumulation units                  $      10.15      $      10.89       $      10.49      $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                      10,648,834         2,915,727          1,155,715                --
      Unit value of accumulation units                  $      17.25      $      33.95       $      47.98      $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                --                 --         5,797,491
      Unit value of accumulation units                  $         --      $         --       $         --      $      17.60
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                --                 --            37,892
      Unit value of accumulation units                  $         --      $         --       $         --      $       9.31
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       4,594,702           905,933            426,926                --
      Unit value of accumulation units                  $      17.25      $      33.95       $      47.98      $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                          11,110                57              4,418                --
      Unit value of accumulation units                  $      10.15      $      10.89       $      10.48      $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              30                30                 30                --
      Unit value of accumulation units                  $      10.13      $      10.85       $      10.45      $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       6,480,752         1,470,359            672,614                --
      Unit value of accumulation units                  $      17.10      $      33.67       $      47.50      $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         943,077           246,928            117,186                --
      Unit value of accumulation units                  $      17.05      $      33.56       $      47.47      $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                --                 --            75,949
      Unit value of accumulation units                  $         --      $         --       $         --      $      17.35
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                --                 --            16,073
      Unit value of accumulation units                  $         --      $         --       $         --      $       9.18
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                          10,331             2,279              7,719                --
      Unit value of accumulation units                  $      10.14      $      10.87       $      10.47      $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                --
      Unit value of accumulation units                  $         --      $         --       $         --      $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         529,734           106,903             68,060                --
      Unit value of accumulation units                  $      16.91      $      33.29       $      47.02      $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                           2,058               122                 75                --
      Unit value of accumulation units                  $      17.03      $      33.50       $      47.35      $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           5,748               731                 31                --
      Unit value of accumulation units                  $      10.12      $      10.86       $      10.43      $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                            Alliance         Blue Chip               Cash          Corporate
                                                              Growth            Growth         Management               Bond
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                        --------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        --------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                        --------------------------------------------------------------------

Net assets:                                             $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        ====================================================================

      Accumulation units                                $509,059,915       $17,199,802       $126,763,129       $154,643,263

      Contracts in payout (annuitization) period           2,806,226            65,659            864,078          1,389,250
                                                        --------------------------------------------------------------------

           Total net assets                             $511,866,141       $17,265,461       $127,627,207       $156,032,513
                                                        ====================================================================

Accumulation units outstanding                            15,611,799         2,693,153          9,554,341          8,696,448
                                                        ====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                      15,192,103         2,444,427          9,290,691          8,417,653
      Unit value of accumulation units                  $      33.15       $      6.36       $      13.39       $      17.95
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                         158,733            93,291             43,612                 --
      Unit value of accumulation units                  $       9.29       $      7.73       $      10.35       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                         183,981           131,289            158,105            278,795
      Unit value of accumulation units                  $      32.66       $      6.26       $      13.20       $      17.68
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                          76,982            24,146             61,933                 --
      Unit value of accumulation units                  $       8.94       $      7.62       $      10.28       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                  $         --       $        --       $         --       $         --

                                                               Davis                                               Federated
                                                             Venture         "Dogs" of           Emerging           American
                                                               Value       Wall Street            Markets            Leaders
                                                           Portfolio         Portfolio          Portfolio          Portfolio
                                                           (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                      ----------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                          $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ----------------------------------------------------------------------

Liabilities:                                                       0                 0                  0                  0
                                                      ----------------------------------------------------------------------

Net assets:                                           $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ======================================================================

      Accumulation units                              $1,367,598,068       $53,250,688       $126,751,712       $107,433,955

      Contracts in payout (annuitization) period           5,124,417           424,882            130,310            783,316
                                                      ----------------------------------------------------------------------

           Total net assets                           $1,372,722,485       $53,675,570       $126,882,022       $108,217,271
                                                      ======================================================================

Accumulation units outstanding                            35,548,548         4,108,875          6,586,154          5,190,000
                                                      ======================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                      34,318,871         4,026,397          6,451,457          5,058,254
      Unit value of accumulation units                $        39.03       $     13.07       $      19.23       $      20.86
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                         393,055                --             20,283                 --
      Unit value of accumulation units                $        13.58       $        --       $      28.80       $         --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                         665,116            82,478            109,797            131,746
      Unit value of accumulation units                $        38.45       $     12.87       $      18.95       $      20.54
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                         171,506                --              4,617                 --
      Unit value of accumulation units                $        13.26       $        --       $      28.40       $         --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                --                 --                 --
      Unit value of accumulation units                $           --       $        --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006
                                   (continued)

                                                                                                          Goldman
                                                                      Global             Global             Sachs            Growth-
                                                                        Bond           Equities          Research             Income
                                                                   Portfolio          Portfolio         Portfolio          Portfolio
                                                                   (Class 1)          (Class 1)         (Class 1)          (Class 1)
                                                                 -------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                     $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 -------------------------------------------------------------------

Liabilities:                                                               0                  0                 0                  0
                                                                 -------------------------------------------------------------------

Net assets:                                                      $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 ===================================================================

      Accumulation units                                         $65,825,100       $176,088,482       $14,390,618       $445,412,857

      Contracts in payout (annuitization) period                     220,675            875,638            66,734          3,651,268
                                                                 -------------------------------------------------------------------

           Total net assets                                      $66,045,775       $176,964,120       $14,457,352       $449,064,125
                                                                 ===================================================================

Accumulation units outstanding                                     3,699,912          7,394,159         1,769,810         14,413,766
                                                                 ===================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               3,508,847          7,269,773         1,654,770         13,883,786
      Unit value of accumulation units                           $     18.01       $      24.05       $      8.18       $      31.66
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                  49,981             22,709                --            255,994
      Unit value of accumulation units                           $     11.82       $      11.05       $        --       $      10.04
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                 103,492             60,435           115,040            196,416
      Unit value of accumulation units                           $     17.74       $      23.69       $      8.05       $      31.20
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                  37,592             41,242                --             77,570
      Unit value of accumulation units                           $     11.65       $      10.89       $        --       $       9.90
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                      --                 --                --                 --
      Unit value of accumulation units                           $        --       $         --       $        --       $         --

                                                                                                    International      International
                                                                      Growth        High-Yield        Diversified             Growth
                                                               Opportunities              Bond           Equities           & Income
                                                                   Portfolio         Portfolio          Portfolio          Portfolio
                                                                   (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                               ---------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                     $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               ---------------------------------------------------------------------

Liabilities:                                                               0                 0                  0                  0
                                                               ---------------------------------------------------------------------

Net assets:                                                      $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               =====================================================================


      Accumulation units                                         $20,928,506      $182,154,102       $147,980,616       $231,406,021

      Contracts in payout (annuitization) period                      27,857         1,007,871            651,609          1,182,674
                                                               ---------------------------------------------------------------------

           Total net assets                                      $20,956,363      $183,161,973       $148,632,225       $232,588,695
                                                               =====================================================================

Accumulation units outstanding                                     3,697,904         8,694,111         10,209,822         12,387,765
                                                               =====================================================================

Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               3,553,156         8,538,525         10,074,151         11,823,896
      Unit value of accumulation units                           $      5.67      $      21.07       $      14.56       $      18.92
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                      --                --                 --            231,344
      Unit value of accumulation units                           $        --      $         --       $         --       $      13.56
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                 144,748           155,586            135,671            250,303
      Unit value of accumulation units                           $      5.59      $      20.79       $      14.35       $      18.63
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                      --                --                 --             82,222
      Unit value of accumulation units                           $        --      $         --       $         --       $      13.37
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                      --                --                 --                 --
      Unit value of accumulation units                           $        --      $         --       $         --       $         --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                       MFS
                                                                             Massachusetts                 MFS
                                                              Marsico            Investors             Mid-Cap                 MFS
                                                               Growth                Trust              Growth        Total Return
                                                            Portfolio            Portfolio           Portfolio           Portfolio
                                                             (Class 1)            (Class 1)           (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                        0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ==================================================================================
      Accumulation units                                 $ 59,643,152        $ 141,676,318        $ 98,174,851       $ 428,537,057
      Contracts in payout (annuitization) period               79,239              608,479             576,436           1,335,665
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 59,722,391        $ 142,284,797        $ 98,751,287       $ 429,872,722
                                                  ==================================================================================
Accumulation units outstanding                              4,898,463            6,089,977           9,175,798          15,505,974
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                        4,532,761            5,890,542           8,449,899          14,467,471
      Unit value of accumulation units                        $ 12.21              $ 23.49             $ 10.89             $ 28.10
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                               --               52,140             179,290             284,848
      Unit value of accumulation units                           $ --              $ 11.36              $ 6.48             $ 13.09
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                 $ -
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                          365,702              139,414             482,909             669,899
      Unit value of accumulation units                        $ 12.02              $ 23.15             $ 10.73             $ 27.69
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                               --                7,881              63,700              83,756
      Unit value of accumulation units                           $ --              $ 10.62              $ 6.39             $ 12.91
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                               --                   --                  --                  --
      Unit value of accumulation units                           $ --                 $ --                $ --                $ --

                                                               Putnam
                                                               Growth:                Real           SunAmerica
                                                               Voyager              Estate             Balanced          Technology
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ==================================================================================
      Accumulation units                                 $ 123,578,287       $ 153,386,605        $ 117,365,499        $ 16,072,781
      Contracts in payout (annuitization) period               740,704             594,429            1,050,605              73,448
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 124,318,991       $ 153,981,034        $ 118,416,104        $ 16,146,229
                                                  ==================================================================================
Accumulation units outstanding                               6,573,329           4,877,438            7,256,521           6,722,580
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         6,433,048           4,798,015            7,103,976           6,467,056
      Unit value of accumulation units                         $ 19.02             $ 31.58              $ 16.40              $ 2.40
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            39,259                  --               48,512                  --
      Unit value of accumulation units                          $ 7.84                $ --               $ 9.25                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                            80,135              79,423               74,947             255,524
      Unit value of accumulation units                         $ 18.74             $ 31.10              $ 16.16              $ 2.37
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            20,887                  --               29,086                  --
      Unit value of accumulation units                          $ 7.73                $ --               $ 9.11                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                             Telecom            Worldwide          Aggressive            Alliance
                                                             Utility          High Income              Growth              Growth
                                                           Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 1)            (Class 1)           (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                             $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ==================================================================================
      Accumulation units                                $ 40,040,469         $ 52,355,593        $ 12,572,833        $ 64,599,902
      Contracts in payout (annuitization) period             392,788              317,727                   0              11,484
                                                  ----------------------------------------------------------------------------------
           Total net assets                             $ 40,433,257         $ 52,673,320        $ 12,572,833        $ 64,611,386
                                                  ==================================================================================
Accumulation units outstanding                             2,662,249            2,461,174             722,278           1,976,451
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                   --                  --              36,706
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 33.17
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                              --                   --             571,621           1,587,013
      Unit value of accumulation units                          $ --                 $ --             $ 17.45             $ 32.75
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                       2,614,413            2,434,182                  --                  --
      Unit value of accumulation units                       $ 15.19              $ 21.40                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                              --                   --              13,076              26,848
      Unit value of accumulation units                          $ --                 $ --             $ 17.45             $ 32.75
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                   --                  --               5,610
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.67
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --              16,801
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.97
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --               7,564
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.72
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                              --                   --              25,106              46,538
      Unit value of accumulation units                          $ --                 $ --             $ 17.34             $ 32.48
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                              --                   --             111,560             225,969
      Unit value of accumulation units                          $ --                 $ --             $ 17.22             $ 32.27
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                          47,836               26,992                  --                  --
      Unit value of accumulation units                       $ 14.97              $ 21.13                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                   --                  --               6,938
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.48
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --               3,673
      Unit value of accumulation units                          $ --                 $ --                $ --             $ 32.33
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                              --                   --                 915              12,791
      Unit value of accumulation units                          $ --                 $ --             $ 17.10             $ 32.11
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --

                                                                                                                            Davis
                                                           Blue Chip                Cash            Corporate             Venture
                                                              Growth          Management                 Bond               Value
                                                           Portfolio           Portfolio            Portfolio           Portfolio
                                                            (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ==================================================================================
      Accumulation units                                 $ 9,839,398        $ 45,794,849         $ 50,308,717       $ 206,065,031
      Contracts in payout (annuitization) period               1,903             115,156              196,585             309,556
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 9,841,301        $ 45,910,005         $ 50,505,302       $ 206,374,587
                                                  ==================================================================================
Accumulation units outstanding                             1,561,072           3,461,044            2,841,192           5,345,015
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --                  --                   --             106,113
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 39.04
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       1,159,844           2,783,910            2,284,337           4,275,599
      Unit value of accumulation units                        $ 6.32             $ 13.29              $ 17.82             $ 38.69
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          72,359             118,900               68,065              87,492
      Unit value of accumulation units                        $ 6.32             $ 13.29              $ 17.82             $ 38.69
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --                  --                   --              16,497
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 38.67
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          62,897              82,651              101,947             155,371
      Unit value of accumulation units                        $ 6.27             $ 13.19              $ 17.65             $ 38.30
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         261,661             452,686              355,367             660,163
      Unit value of accumulation units                        $ 6.24             $ 13.13              $ 17.57             $ 38.16
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --                  --                   --              10,557
      Unit value of accumulation units                          $ --                $ --                 $ --             $ 38.14
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           4,311              22,897               31,476              33,223
      Unit value of accumulation units                        $ 6.20             $ 13.04              $ 17.45             $ 37.86
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                  --                   --                  --
      Unit value of accumulation units                          $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)


                                                                                                      Federated
                                                             "Dogs" of            Emerging             American             Foreign
                                                           Wall Street             Markets              Leaders               Value
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ==================================================================================
      Accumulation units                                  $ 18,047,829        $ 24,419,039         $ 18,201,621        $ 77,209,435
      Contracts in payout (annuitization) period                 1,450                   0               24,329              16,405
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 18,049,279        $ 24,419,039         $ 18,225,950        $ 77,225,840
                                                  ==================================================================================
Accumulation units outstanding                               1,394,125           1,282,729              882,899           3,868,694
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,073,996             990,676              633,072           3,493,773
      Unit value of accumulation units                         $ 12.99             $ 19.09              $ 20.70             $ 19.98
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            12,762              19,588               36,203              27,898
      Unit value of accumulation units                         $ 12.99             $ 19.09              $ 20.70             $ 19.98
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            35,434              22,364               38,983              47,396
      Unit value of accumulation units                         $ 12.89             $ 18.95              $ 20.56             $ 19.78
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           262,684             239,196              169,370             291,280
      Unit value of accumulation units                         $ 12.80             $ 18.84              $ 20.44             $ 19.76
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             9,249              10,905                5,271               8,347
      Unit value of accumulation units                         $ 12.74             $ 18.70              $ 20.26             $ 19.34
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                                     Goldman
                                                              Global              Global               Sachs             Growth-
                                                                Bond            Equities            Research              Income
                                                           Portfolio           Portfolio           Portfolio           Portfolio
                                                            (Class 2)           (Class 2)           (Class 2)           (Class 2)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                            $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                       0                   0                   0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                             $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  =================================================================================
      Accumulation units                                $ 16,374,097        $ 18,073,776         $ 5,708,987        $ 32,924,205
      Contracts in payout (annuitization) period                   0              89,546                   0              35,986
                                                  ---------------------------------------------------------------------------------
           Total net assets                             $ 16,374,097        $ 18,163,322         $ 5,708,987        $ 32,960,191
                                                  =================================================================================
Accumulation units outstanding                               918,963             762,141             705,678           1,053,667
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                              --              67,956                  --                  --
      Unit value of accumulation units                          $ --             $ 24.07                $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         727,192             448,912             512,137             757,815
      Unit value of accumulation units                       $ 17.86             $ 23.87              $ 8.12             $ 31.37
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                          26,322              30,348               8,533              26,451
      Unit value of accumulation units                       $ 17.86             $ 23.87              $ 8.12             $ 31.37
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                              --              13,234                  --                  --
      Unit value of accumulation units                          $ --             $ 23.86                $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --              35,208                  --                  --
      Unit value of accumulation units                          $ --             $ 23.96                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --               5,887                  --                  --
      Unit value of accumulation units                          $ --             $ 24.56                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                          47,732              34,551              44,301              85,142
      Unit value of accumulation units                       $ 17.74             $ 23.73              $ 8.07             $ 31.15
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         109,880             109,020             127,302             171,142
      Unit value of accumulation units                       $ 17.62             $ 23.53              $ 8.01             $ 30.97
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                              --               4,766                  --                  --
      Unit value of accumulation units                          $ --             $ 23.62                $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --               3,359                  --                  --
      Unit value of accumulation units                          $ --             $ 23.50                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           7,837               8,900              13,405              13,117
      Unit value of accumulation units                       $ 17.52             $ 23.46              $ 7.96             $ 30.68
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                              --                  --                  --                  --
      Unit value of accumulation units                          $ --                $ --                $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                   International       International
                                                                 Growth          High-Yield          Diversified              Growth
                                                          Opportunities                Bond             Equities            & Income
                                                              Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ==================================================================================
      Accumulation units                                   $ 8,723,039        $ 39,050,277         $ 58,161,051        $ 39,073,665
      Contracts in payout (annuitization) period                     0              98,023                2,866             688,210
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 8,723,039        $ 39,148,300         $ 58,163,917        $ 39,761,875
                                                  ==================================================================================
Accumulation units outstanding                               1,553,271           1,877,778            4,030,252           2,119,991
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,145,524           1,452,212            3,293,595           1,651,776
      Unit value of accumulation units                          $ 5.64             $ 20.91              $ 14.46             $ 18.80
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            19,559              29,162               72,832              70,361
      Unit value of accumulation units                          $ 5.64             $ 20.91              $ 14.46             $ 18.80
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            33,231              73,538              218,378              59,217
      Unit value of accumulation units                          $ 5.58             $ 20.77              $ 14.37             $ 18.65
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           346,086             273,542              382,855             322,394
      Unit value of accumulation units                          $ 5.55             $ 20.63              $ 14.26             $ 18.56
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             8,871              49,324               62,592              16,243
      Unit value of accumulation units                          $ 5.51             $ 20.45              $ 14.18             $ 18.48
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                       MFS
                                                                             Massachusetts                  MFS
                                                               Marsico           Investors              Mid-Cap           MFS Total
                                                                Growth               Trust               Growth              Return
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                             (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                        0                   0                    0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                              $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  =================================================================================
      Accumulation units                                 $ 43,782,091        $ 26,029,432         $ 41,747,088       $ 134,357,618
      Contracts in payout (annuitization) period               45,475               7,545               15,622             113,645
                                                  ---------------------------------------------------------------------------------
           Total net assets                              $ 43,827,566        $ 26,036,977         $ 41,762,710       $ 134,471,263
                                                  =================================================================================
Accumulation units outstanding                              3,626,862           1,118,535            3,875,649           4,834,111
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               --                  --              113,874                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.89                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                        3,090,963             889,568            2,901,736           3,781,573
      Unit value of accumulation units                        $ 12.11             $ 23.33              $ 10.80             $ 27.88
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                               --              12,544               82,570             121,560
      Unit value of accumulation units                           $ --             $ 23.33              $ 10.80             $ 27.88
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               --                  --               33,979                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.80                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                               --                  --               39,413                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.82                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                               --                  --                8,656                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.72                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                               --              32,842              133,972             225,758
      Unit value of accumulation units                           $ --             $ 23.13              $ 10.69             $ 27.65
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                          535,899             181,366              486,661             656,239
      Unit value of accumulation units                        $ 11.96             $ 23.03              $ 10.65             $ 27.51
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                               --                  --               44,080                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.66                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               --                  --                4,617                  --
      Unit value of accumulation units                           $ --                $ --              $ 10.60                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               --               2,215               26,091              48,981
      Unit value of accumulation units                           $ --             $ 22.93              $ 10.57             $ 27.32
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                               --                  --                   --                  --
      Unit value of accumulation units                           $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                Putnam
                                                               Growth:                Real          Small & Mid           SunAmerica
                                                               Voyager              Estate            Cap Value             Balanced
                                                             Portfolio           Portfolio            Portfolio            Portfolio
                                                             (Class 2)           (Class 2)            (Class 2)            (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                    0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ==================================================================================
      Accumulation units                                   $ 7,238,191        $ 38,581,655         $ 48,461,800         $ 17,952,170
      Contracts in payout (annuitization) period                16,244              21,223               77,571               16,754
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,254,435        $ 38,602,878         $ 48,539,371         $ 17,968,924
                                                  ==================================================================================
Accumulation units outstanding                                 385,960           1,235,674            2,638,074            1,107,982
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           276,568             898,820            2,196,740              868,849
      Unit value of accumulation units                         $ 18.85             $ 31.34              $ 18.43              $ 16.26
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            10,390              28,731               56,772               10,681
      Unit value of accumulation units                         $ 18.85             $ 31.34              $ 18.43              $ 16.26
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            29,573              51,229               37,715               37,378
      Unit value of accumulation units                         $ 18.73             $ 31.14              $ 18.24              $ 16.12
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            63,424             243,887              340,094              173,357
      Unit value of accumulation units                         $ 18.61             $ 30.90              $ 18.22              $ 16.06
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             6,005              13,007                6,753               17,717
      Unit value of accumulation units                         $ 18.45             $ 30.72              $ 18.06              $ 15.94
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                   --
      Unit value of accumulation units                            $ --                $ --                 $ --                 $ --

                                                                                    Telecom            Worldwide          Aggressive
                                                            Technology              Utility          High Income              Growth
                                                             Portfolio            Portfolio            Portfolio           Portfolio
                                                             (Class 2)            (Class 2)            (Class 2)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                    0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ==================================================================================
      Accumulation units                                   $ 7,139,806          $ 5,224,260          $ 7,204,077        $ 16,442,147
      Contracts in payout (annuitization) period                 4,622                  503                4,893                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,144,428          $ 5,224,763          $ 7,208,970        $ 16,442,147
                                                  ==================================================================================
Accumulation units outstanding                               3,004,655              347,637              340,198             951,148
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                   --                   --                  30
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.33
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                            53,614                   --                   --                  30
      Unit value of accumulation units                          $ 2.40                 $ --                 $ --             $ 11.32
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         2,180,643              241,386              291,467             450,566
      Unit value of accumulation units                          $ 2.38              $ 15.08              $ 21.23             $ 17.35
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            21,467                   --                   --             203,594
      Unit value of accumulation units                          $ 2.38                 $ --                 $ --             $ 17.35
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            33,077                   --                   --                  32
      Unit value of accumulation units                          $ 2.39                 $ --                 $ --             $ 11.32
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                            62,234                   --                   --                  --
      Unit value of accumulation units                          $ 2.38                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                   --                   --                  30
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.31
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            43,840                   --                   --                  --
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            16,539                   --                   --             159,064
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --             $ 17.16
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           525,499              106,251               48,731             104,667
      Unit value of accumulation units                          $ 2.36              $ 14.91              $ 20.95             $ 17.17
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                            58,965                   --                   --                  31
      Unit value of accumulation units                          $ 2.36                 $ --                 $ --             $ 11.31
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               131                   --                   --                  --
      Unit value of accumulation units                          $ 2.34                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                             8,646                   --                   --              33,054
      Unit value of accumulation units                          $ 2.33                 $ --                 $ --             $ 16.98
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                   --                   --                  19
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 17.15
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                   --                   --                  31
      Unit value of accumulation units                            $ --                 $ --                 $ --             $ 11.28

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                  American            American            American
                                                                               Funds Asset        Funds Global               Funds
                                                             Alliance           Allocation              Growth              Growth
                                                               Growth                 SAST                SAST                SAST
                                                            Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 3)            (Class 3)           (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                           $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                            $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ==================================================================================
      Accumulation units                               $ 192,005,717            $ 491,135         $ 1,979,194         $ 1,493,428
      Contracts in payout (annuitization) period              33,445                    0                   0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                            $ 192,039,162            $ 491,135         $ 1,979,194         $ 1,493,428
                                                  ==================================================================================
Accumulation units outstanding                             5,952,719               46,693             183,329             140,356
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          25,774                1,707              20,299              13,312
      Unit value of accumulation units                       $ 10.71              $ 10.51             $ 10.86             $ 10.61
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          29,588                5,391              22,515               5,641
      Unit value of accumulation units                       $ 10.71              $ 10.50             $ 10.85             $ 10.60
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       2,895,624                2,546              54,516              59,496
      Unit value of accumulation units                       $ 32.63              $ 10.53             $ 10.77             $ 10.66
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       1,054,696                   --                  --                  --
      Unit value of accumulation units                       $ 32.63                 $ --                $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           3,234                6,299              13,218              13,362
      Unit value of accumulation units                       $ 10.70              $ 10.50             $ 10.85             $ 10.60
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                              30                   30                  30               1,335
      Unit value of accumulation units                       $ 10.70              $ 10.50             $ 10.84             $ 10.60
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       1,589,599                   --                  --                  --
      Unit value of accumulation units                       $ 32.35                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         231,423                9,861              50,856              36,517
      Unit value of accumulation units                       $ 32.25              $ 10.53             $ 10.76             $ 10.65
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           7,742                  290               7,948               5,660
      Unit value of accumulation units                       $ 10.68              $ 10.48             $ 10.84             $ 10.59
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         108,565                   --                  --                  --
      Unit value of accumulation units                       $ 31.99                 $ --                $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             609               20,538              11,382               4,193
      Unit value of accumulation units                       $ 32.17              $ 10.52             $ 10.76             $ 10.65
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           5,835                   31               2,565                 840
      Unit value of accumulation units                       $ 10.65              $ 10.48             $ 10.82             $ 10.58

                                                              American
                                                                 Funds
                                                         Growth-Income            Blue Chip                 Cash           Corporate
                                                                  SAST               Growth           Management                Bond
                                                             Portfolio            Portfolio            Portfolio           Portfolio
                                                             (Class 3)            (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                    0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ==================================================================================
      Accumulation units                                   $ 1,588,821         $ 11,395,423        $ 165,885,377       $ 225,912,222
      Contracts in payout (annuitization) period                     0                    0               22,758              16,559
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,588,821         $ 11,395,423        $ 165,908,135       $ 225,928,781
                                                  ==================================================================================
Accumulation units outstanding                                 150,241            1,818,174           12,567,915          12,841,383
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                            12,849                   30                1,949              31,299
      Unit value of accumulation units                         $ 10.74              $ 10.72              $ 10.12             $ 10.27
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             7,667                   30                  339              24,959
      Unit value of accumulation units                         $ 10.73              $ 10.70              $ 10.10             $ 10.26
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            58,472              895,960            6,277,215           5,368,148
      Unit value of accumulation units                         $ 10.54               $ 6.29              $ 13.24             $ 17.68
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --              290,042            2,459,104           2,862,060
      Unit value of accumulation units                            $ --               $ 6.29              $ 13.24             $ 17.68
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             8,572                   32                   76               1,607
      Unit value of accumulation units                         $ 10.73              $ 10.71              $ 10.11             $ 10.26
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                   30                   30                  30
      Unit value of accumulation units                         $ 10.72              $ 10.70              $ 10.10             $ 10.25
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --              491,387            3,001,936           3,850,348
      Unit value of accumulation units                            $ --               $ 6.23              $ 13.13             $ 17.58
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            54,144              109,601              582,695             436,984
      Unit value of accumulation units                         $ 10.53               $ 6.21              $ 13.08             $ 17.50
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             1,062                   31                2,992               9,585
      Unit value of accumulation units                         $ 10.71              $ 10.70              $ 10.09             $ 10.24
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                   --                   --                  --
      Unit value of accumulation units                            $ --                 $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --               30,950              235,758             250,234
      Unit value of accumulation units                            $ --               $ 6.17              $ 12.98             $ 17.39
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             5,689                   50                5,790               1,090
      Unit value of accumulation units                         $ 10.52               $ 6.20              $ 13.07             $ 17.48
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,756                   31                   31               5,039
      Unit value of accumulation units                         $ 10.70              $ 10.69              $ 10.09             $ 10.24

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)


                                                               Davis                                                    Federated
                                                             Venture            "Dogs" of            Emerging            American
                                                               Value          Wall Street             Markets             Leaders
                                                           Portfolio            Portfolio           Portfolio           Portfolio
                                                            (Class 3)            (Class 3)           (Class 3)           (Class 3)
                                                  ---------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                           $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  ---------------------------------------------------------------------------------
Liabilities:                                                       0                    0                   0                   0
                                                  ---------------------------------------------------------------------------------
Net assets:                                            $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  =================================================================================
      Accumulation units                               $ 560,251,571         $ 18,180,059        $ 77,151,152        $ 60,609,969
      Contracts in payout (annuitization) period              59,639                    0                   0               8,480
                                                  ---------------------------------------------------------------------------------
           Total net assets                            $ 560,311,210         $ 18,180,059        $ 77,151,152        $ 60,618,449
                                                  =================================================================================
Accumulation units outstanding                            14,644,705            1,413,505           4,091,398           2,954,863
                                                  =================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                          26,635                   30               6,032                 235
      Unit value of accumulation units                       $ 10.90              $ 11.05             $ 11.87             $ 11.00
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                          31,864                  187               8,138                  30
      Unit value of accumulation units                       $ 10.89              $ 11.05             $ 11.87             $ 11.00
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                       7,107,148              597,546           1,659,827             903,657
      Unit value of accumulation units                       $ 38.54              $ 12.92             $ 18.98             $ 20.60
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                       2,559,960              260,433             890,194             851,070
      Unit value of accumulation units                       $ 38.54              $ 12.92             $ 18.98             $ 20.60
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           8,510                   31               4,876                  31
      Unit value of accumulation units                       $ 10.89              $ 11.05             $ 11.86             $ 10.99
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                           1,395                1,372                  30                  30
      Unit value of accumulation units                       $ 10.87              $ 11.05             $ 11.85             $ 11.00
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                       3,974,711              424,386           1,046,038           1,053,701
      Unit value of accumulation units                       $ 38.22              $ 12.80             $ 18.79             $ 20.41
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         624,606               61,582             175,680              88,581
      Unit value of accumulation units                       $ 38.10              $ 12.78             $ 18.77             $ 20.37
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           9,608                   31               2,030                  31
      Unit value of accumulation units                       $ 10.88              $ 11.04             $ 11.84             $ 10.96
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                              --                   --                  --                  --
      Unit value of accumulation units                          $ --                 $ --                $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                         293,363               67,500             296,983              57,450
      Unit value of accumulation units                       $ 37.79              $ 12.66             $ 18.62             $ 20.07
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                           2,065                  376                 228                  16
      Unit value of accumulation units                       $ 38.02              $ 12.78             $ 18.74             $ 20.31
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                           4,840                   31               1,342                  31
      Unit value of accumulation units                       $ 10.85              $ 11.00             $ 11.83             $ 10.96

                                                                                                                            Goldman
                                                               Foreign              Global               Global               Sachs
                                                                 Value                Bond             Equities            Research
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ==================================================================================
      Accumulation units                                 $ 398,387,516        $ 47,205,334         $ 27,993,123         $ 3,086,071
      Contracts in payout (annuitization) period               153,619                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 398,541,135        $ 47,205,334         $ 27,993,123         $ 3,086,071
                                                  ==================================================================================
Accumulation units outstanding                              20,072,470           2,672,319            1,185,703             384,895
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             1,994               2,181                   65                  30
      Unit value of accumulation units                         $ 11.27             $ 10.11              $ 11.18             $ 10.76
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                76                 825                  515                  30
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.16             $ 10.76
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         8,469,048           1,073,308              363,782               5,271
      Unit value of accumulation units                         $ 19.92             $ 17.79              $ 23.71              $ 8.06
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         2,618,789                  --                   --                  --
      Unit value of accumulation units                         $ 19.92                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         3,081,627             580,712              297,865             136,070
      Unit value of accumulation units                         $ 19.92             $ 17.79              $ 23.71              $ 8.06
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             4,052               9,027                   31                  31
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.15             $ 10.76
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                             1,258                  30                   30                  30
      Unit value of accumulation units                         $ 11.25             $ 10.10              $ 11.15             $ 10.75
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         4,641,715             855,773              449,686             238,774
      Unit value of accumulation units                         $ 19.75             $ 17.59              $ 23.52              $ 7.99
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           812,828              83,226               39,588               1,693
      Unit value of accumulation units                         $ 19.68             $ 17.53              $ 23.36              $ 8.04
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                            89,847                  --                   --                  --
      Unit value of accumulation units                         $ 19.68                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             4,522               2,742                   31                  31
      Unit value of accumulation units                         $ 11.24             $ 10.09              $ 11.13             $ 10.71
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           345,228              63,154               34,065               2,421
      Unit value of accumulation units                         $ 19.52             $ 17.42              $ 23.25              $ 7.92
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               298                  17                   14                 483
      Unit value of accumulation units                         $ 19.64             $ 17.51              $ 23.33              $ 8.03
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,188               1,324                   31                  31
      Unit value of accumulation units                         $ 11.23             $ 10.08              $ 11.13             $ 10.71

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                                      International
                                                               Growth-              Growth           High-Yield         Diversified
                                                                Income       Opportunities                 Bond            Equities
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ==================================================================================
      Accumulation units                                  $ 21,319,351        $ 28,417,659         $ 83,936,765       $ 250,472,821
      Contracts in payout (annuitization) period                15,721                   0                    0              53,597
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 21,335,072        $ 28,417,659         $ 83,936,765       $ 250,526,418
                                                  ==================================================================================
Accumulation units outstanding                                 685,463           5,078,330            4,049,169          17,448,046
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                31               5,389                1,977               8,396
      Unit value of accumulation units                         $ 10.73             $ 10.89              $ 10.51             $ 11.00
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               384               7,568                2,114              14,326
      Unit value of accumulation units                         $ 10.73             $ 10.89              $ 10.50             $ 10.99
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           331,496           2,059,035            1,846,469           8,807,545
      Unit value of accumulation units                         $ 31.25              $ 5.60              $ 20.83             $ 14.41
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                           122,795             957,571              767,685           2,910,540
      Unit value of accumulation units                         $ 31.25              $ 5.60              $ 20.83             $ 14.41
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                 678                   31               5,891
      Unit value of accumulation units                         $ 10.72             $ 10.88              $ 10.48             $ 10.98
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30                  30
      Unit value of accumulation units                         $ 10.72             $ 10.88              $ 10.48             $ 10.98
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                           172,110           1,566,445            1,066,306           4,564,410
      Unit value of accumulation units                         $ 30.96              $ 5.55              $ 20.62             $ 14.28
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            39,626             388,519              252,522             767,122
      Unit value of accumulation units                         $ 30.89              $ 5.55              $ 20.58             $ 14.24
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31               1,745                2,719               3,967
      Unit value of accumulation units                         $ 10.71             $ 10.87              $ 10.49             $ 10.97
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                            18,888              89,339              107,220             363,020
      Unit value of accumulation units                         $ 30.64              $ 5.45              $ 20.39             $ 14.13
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                10                 733                2,065                 385
      Unit value of accumulation units                         $ 30.84              $ 5.54              $ 20.55             $ 14.23
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31               1,278                   31               2,414
      Unit value of accumulation units                         $ 10.70             $ 10.87              $ 10.47             $ 10.95

                                                                                                            MFS
                                                         International                            Massachusetts                 MFS
                                                                Growth             Marsico            Investors             Mid-Cap
                                                              & Income              Growth                Trust              Growth
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ==================================================================================
      Accumulation units                                 $ 117,525,206        $ 36,778,126         $ 53,747,710        $ 76,662,482
      Contracts in payout (annuitization) period                37,076                   0               16,345              26,834
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 117,562,282        $ 36,778,126         $ 53,764,055        $ 76,689,316
                                                  ==================================================================================
Accumulation units outstanding                               6,342,643           3,057,551            2,321,999           7,154,175
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                            15,931                 535                   30                  30
      Unit value of accumulation units                         $ 11.15             $ 11.17              $ 10.81             $ 10.97
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                            18,465                  77                   30                  30
      Unit value of accumulation units                         $ 11.14             $ 11.16              $ 10.80             $ 10.97
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         2,363,894           2,273,321            1,222,738           3,745,990
      Unit value of accumulation units                         $ 18.65             $ 12.06              $ 23.24             $ 10.75
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,362,102              97,604              332,219           1,061,974
      Unit value of accumulation units                         $ 18.65             $ 12.05              $ 23.24             $ 10.75
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                             2,245               4,000                2,455                  31
      Unit value of accumulation units                         $ 11.13             $ 11.17              $ 10.82             $ 10.97
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30               1,291
      Unit value of accumulation units                         $ 11.12             $ 11.16              $ 10.80             $ 10.96
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,131,825             293,403              571,644           1,799,443
      Unit value of accumulation units                         $ 18.53             $ 11.96              $ 23.04             $ 10.66
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           297,946             379,447              148,706             407,912
      Unit value of accumulation units                         $ 18.50             $ 11.92              $ 22.98             $ 10.62
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             7,749               2,964                   31                  31
      Unit value of accumulation units                         $ 11.12             $ 11.15              $ 10.79             $ 10.92
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           138,498               6,112               44,071             137,382
      Unit value of accumulation units                         $ 18.32             $ 11.83              $ 22.79             $ 10.54
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               504                  27                   14                  30
      Unit value of accumulation units                         $ 18.48             $ 11.91              $ 22.95             $ 10.59
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             3,454                  31                   31                  31
      Unit value of accumulation units                         $ 11.10             $ 11.13              $ 10.79             $ 10.92

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                    Putnam
                                                             MFS Total             Growth:                 Real         Small & Mid
                                                                Return             Voyager               Estate           Cap Value
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ==================================================================================
      Accumulation units                                 $ 278,825,993         $ 4,947,564        $ 107,216,539       $ 249,346,875
      Contracts in payout (annuitization) period                58,651                   0                    0              70,682
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 278,884,644         $ 4,947,564        $ 107,216,539       $ 249,417,557
                                                  ==================================================================================
Accumulation units outstanding                              10,084,962             264,972            3,472,777          13,641,167
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             5,383                  30                9,678               9,027
      Unit value of accumulation units                         $ 10.69             $ 11.10              $ 11.17             $ 11.03
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             1,846                  30               15,847              11,229
      Unit value of accumulation units                         $ 10.67             $ 11.09              $ 11.15             $ 11.03
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         4,513,376             130,614            1,648,157           5,154,846
      Unit value of accumulation units                         $ 27.77             $ 18.76              $ 31.21             $ 18.36
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --           1,564,940
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 18.36
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,873,688              27,567              599,375           2,457,617
      Unit value of accumulation units                         $ 27.77             $ 18.76              $ 31.21             $ 18.36
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                  31                5,165               5,116
      Unit value of accumulation units                         $ 10.68             $ 11.09              $ 11.15             $ 11.02
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30               1,285
      Unit value of accumulation units                         $ 10.68             $ 11.08              $ 11.14             $ 11.02
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,983,561              75,064              943,778           3,440,882
      Unit value of accumulation units                         $ 27.51             $ 18.56              $ 30.92             $ 18.20
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           437,337              29,738              142,398             642,623
      Unit value of accumulation units                         $ 27.44             $ 18.54              $ 30.86             $ 18.14
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --              64,988
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 18.14
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31                  32                6,268               4,622
      Unit value of accumulation units                         $ 10.64             $ 11.07              $ 11.14             $ 11.01
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           269,097               1,788               99,971             282,114
      Unit value of accumulation units                         $ 27.19             $ 18.14              $ 30.63             $ 18.00
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               551                  17                  264                 254
      Unit value of accumulation units                         $ 27.40             $ 18.50              $ 30.79             $ 18.12
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                  31                1,846               1,624
      Unit value of accumulation units                         $ 10.64             $ 11.07              $ 11.10             $ 10.99

                                                         Small Company          SunAmerica                                  Telecom
                                                                 Value            Balanced           Technology             Utility
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ==================================================================================
      Accumulation units                                  $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 20,238,125        $ 15,537,708         $ 12,558,333         $ 1,186,455
                                                  ==================================================================================
Accumulation units outstanding                               1,999,516             963,493            5,308,607              79,302
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             6,508                  30                  466                  30
      Unit value of accumulation units                         $ 11.02             $ 10.65              $ 10.73             $ 11.24
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                             9,512                  30                   30                  30
      Unit value of accumulation units                         $ 11.01             $ 10.64              $ 10.72             $ 11.24
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           739,300             419,733            2,728,062              42,994
      Unit value of accumulation units                         $ 10.12             $ 16.19               $ 2.37             $ 15.02
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                           454,776             208,738              928,122              13,541
      Unit value of accumulation units                         $ 10.12             $ 16.19               $ 2.37             $ 15.02
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                               692                  31                   31                  31
      Unit value of accumulation units                         $ 11.00             $ 10.63              $ 10.72             $ 11.23
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                             1,287                  30                   30                  30
      Unit value of accumulation units                         $ 11.01             $ 10.63              $ 10.72             $ 11.23
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                           666,797             261,013            1,161,483              20,651
      Unit value of accumulation units                         $ 10.10             $ 16.03               $ 2.35             $ 14.84
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            65,411              62,610              323,714               1,415
      Unit value of accumulation units                         $ 10.09             $ 16.00               $ 2.35             $ 15.00
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             3,658                  31                   31                  31
      Unit value of accumulation units                         $ 10.99             $ 10.61              $ 10.69             $ 11.22
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                            49,686              11,196              166,475                 496
      Unit value of accumulation units                         $ 10.09             $ 15.87               $ 2.33             $ 14.42
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               624                  20                  132                  22
      Unit value of accumulation units                         $ 10.08             $ 15.98               $ 2.34             $ 14.99
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                             1,265                  31                   31                  31
      Unit value of accumulation units                         $ 10.97             $ 10.61              $ 10.68             $ 11.19

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                             Worldwide                                Strategic          Growth and
                                                           High Income            Comstock               Growth              Income
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                              (Class 3)          (Class II)           (Class II)          (Class II)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ==================================================================================
      Accumulation units                                   $ 1,662,700       $ 376,439,902         $ 28,335,851       $ 487,996,085
      Contracts in payout (annuitization) period                     0             208,707                2,077             274,638
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,662,700       $ 376,648,609         $ 28,337,928       $ 488,270,723
                                                  ==================================================================================
Accumulation units outstanding                                  78,968          26,646,078            2,909,668          31,791,446
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                82               3,997                  185              16,657
      Unit value of accumulation units                         $ 10.50             $ 10.86              $ 10.78             $ 10.89
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                30                  79                   30              16,342
      Unit value of accumulation units                         $ 10.48             $ 10.85              $ 10.75             $ 10.88
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                               375           7,503,669            1,304,540          12,681,890
      Unit value of accumulation units                         $ 21.17             $ 14.14               $ 9.75             $ 15.40
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --          11,322,810              723,802           8,388,945
      Unit value of accumulation units                            $ --             $ 14.14               $ 9.71             $ 15.45
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                            45,832           2,345,405              228,296           3,440,259
      Unit value of accumulation units                         $ 21.17             $ 14.24               $ 9.87             $ 15.34
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31               8,988                   31               5,637
      Unit value of accumulation units                         $ 10.48             $ 10.85              $ 10.76             $ 10.88
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --             151,056                   --                  --
      Unit value of accumulation units                            $ --             $ 14.19                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  30                   30                  30
      Unit value of accumulation units                         $ 10.47             $ 10.85              $ 10.76             $ 10.87
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --             118,664                   --                  --
      Unit value of accumulation units                            $ --             $ 14.04                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                            31,645           3,282,812              335,776           5,249,227
      Unit value of accumulation units                         $ 20.98             $ 14.15               $ 9.79             $ 15.21
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                11             965,753              185,264           1,173,523
      Unit value of accumulation units                         $ 21.10             $ 13.99               $ 9.64             $ 15.24
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --             491,727               87,991             382,611
      Unit value of accumulation units                            $ --             $ 13.97               $ 9.54             $ 15.26
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                31               1,891                   32               8,287
      Unit value of accumulation units                         $ 10.46             $ 10.84              $ 10.72             $ 10.87
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --             128,496                   --                  --
      Unit value of accumulation units                            $ --             $ 13.84                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                               855             316,418               42,830             424,515
      Unit value of accumulation units                         $ 20.45             $ 13.85               $ 9.67             $ 15.15
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                15               3,463                   33                 289
      Unit value of accumulation units                         $ 21.07             $ 13.98               $ 9.62             $ 15.20
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                 820                  828               3,234
      Unit value of accumulation units                         $ 10.46             $ 10.84              $ 10.74             $ 10.83

                                                                              Conservative         Conservative
                                                              Balanced            Balanced               Growth       Equity Income
                                                             Portfolio           Portfolio            Portfolio                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ==================================================================================
      Accumulation units                                 $ 183,859,021        $ 17,508,320         $ 80,419,603        $ 60,380,149
      Contracts in payout (annuitization) period               139,878               8,706              200,822              15,586
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 183,998,899        $ 17,517,026         $ 80,620,425        $ 60,395,735
                                                  ==================================================================================
Accumulation units outstanding                              18,183,081           2,412,113            7,480,827           5,752,545
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                        11,312,236           1,721,699            3,677,487           4,438,883
      Unit value of accumulation units                         $ 10.17              $ 7.29              $ 10.85             $ 10.53
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,044,284                  --              748,984                  --
      Unit value of accumulation units                         $ 10.10                $ --              $ 10.73                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                         3,041,898             443,739            1,913,815             733,002
      Unit value of accumulation units                         $ 10.09              $ 7.24              $ 10.76             $ 10.45
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           214,440                  --              125,516                  --
      Unit value of accumulation units                          $ 9.97                $ --              $ 10.63                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                         2,570,223             246,675            1,015,025             580,660
      Unit value of accumulation units                          $ 9.95              $ 7.14              $ 10.62             $ 10.31
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                       Flexible Income              Growth      Growth & Income              Income
                                                             Portfolio                Fund                 Fund                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ==================================================================================
      Accumulation units                                  $ 32,332,014         $ 1,595,675          $ 9,149,057        $ 15,409,467
      Contracts in payout (annuitization) period                39,521                   0                9,248               2,228
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 32,371,535         $ 1,595,675          $ 9,158,305        $ 15,411,695
                                                  ==================================================================================
Accumulation units outstanding                               3,921,709             221,503            1,296,826           2,122,228
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                         2,757,769             127,363              680,304           1,621,772
      Unit value of accumulation units                          $ 8.29              $ 7.25               $ 7.10              $ 7.29
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           602,794              57,752              400,103             309,589
      Unit value of accumulation units                          $ 8.23              $ 7.19               $ 7.05              $ 7.23
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           561,146              36,388              216,419             190,867
      Unit value of accumulation units                          $ 8.10              $ 7.09               $ 6.95              $ 7.13
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                         International             Mid Cap                Money
                                                                Growth               Stock               Market                REIT
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ==================================================================================
      Accumulation units                                   $ 3,361,967         $ 7,471,301          $ 3,664,804         $ 1,991,443
      Contracts in payout (annuitization) period                     0               1,258                1,092                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,361,967         $ 7,472,559          $ 3,665,896         $ 1,991,443
                                                  ==================================================================================
Accumulation units outstanding                                 430,300             692,928              616,894              94,034
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           377,314             532,356              503,564              79,780
      Unit value of accumulation units                          $ 7.82             $ 10.82               $ 5.95             $ 21.24
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            40,932              58,417               71,711               9,338
      Unit value of accumulation units                          $ 7.77             $ 10.74               $ 5.94             $ 20.80
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                            12,054             102,155               41,619               4,916
      Unit value of accumulation units                          $ 7.70             $ 10.60               $ 5.80             $ 20.94
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                            Short Term               Small                Small           Strategic
                                                                Income          Cap Growth            Cap Value              Growth
                                                                  Fund                Fund                 Fund           Portfolio
                                                              (Class 1)           (Class 1)            (Class 1)           (Class 1)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ==================================================================================
      Accumulation units                                   $ 3,496,586         $ 1,862,913            $ 217,020        $ 24,061,064
      Contracts in payout (annuitization) period                 3,468               1,019                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,500,054         $ 1,863,932            $ 217,020        $ 24,061,064
                                                  ==================================================================================
Accumulation units outstanding                                 525,980             271,871               19,578           2,028,132
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           307,531             174,641               18,456           1,173,492
      Unit value of accumulation units                          $ 6.70              $ 6.89              $ 11.09             $ 11.93
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --             180,573
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 11.83
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                            56,633              36,567                1,110             398,359
      Unit value of accumulation units                          $ 6.67              $ 6.85              $ 11.02             $ 11.82
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --              84,871
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 11.68
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           161,816              60,663                   12             190,837
      Unit value of accumulation units                          $ 6.56              $ 6.75              $ 10.86             $ 11.69
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                  U.S.          West Coast                             Conservative
                                                            Government              Equity             Balanced            Balanced
                                                       Securities Fund                Fund            Portfolio           Portfolio
                                                              (Class 1)           (Class 1)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ==================================================================================
      Accumulation units                                  $ 11,306,884        $ 30,660,902        $ 166,319,479        $ 24,267,380
      Contracts in payout (annuitization) period                44,782               2,859               71,058                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 11,351,666        $ 30,663,761        $ 166,390,537        $ 24,267,380
                                                  ==================================================================================
Accumulation units outstanding                               1,695,485           2,438,907           16,711,342           3,394,114
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                         1,261,812           1,948,188                   --                  --
      Unit value of accumulation units                          $ 6.72             $ 12.61                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --            2,069,620                  --
      Unit value of accumulation units                            $ --                $ --               $ 9.99                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                           196,813             272,230                   --                  --
      Unit value of accumulation units                          $ 6.66             $ 12.50                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --           10,691,621           2,817,060
      Unit value of accumulation units                            $ --                $ --               $ 9.98              $ 7.16
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --            2,870,523             475,119
      Unit value of accumulation units                            $ --                $ --               $ 9.91              $ 7.12
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --              214,937                  --
      Unit value of accumulation units                            $ --                $ --               $ 9.85                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                           236,860             218,489                   --                  --
      Unit value of accumulation units                          $ 6.58             $ 12.34                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --              864,641             101,935
      Unit value of accumulation units                            $ --                $ --               $ 9.77              $ 7.01
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                          Conservative
                                                                Growth       Equity Income      Flexible Income              Growth
                                                             Portfolio                Fund            Portfolio                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ==================================================================================
      Accumulation units                                  $ 76,120,627        $ 51,304,505         $ 55,271,740           $ 957,698
      Contracts in payout (annuitization) period                     0                 925               55,750                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 76,120,627        $ 51,305,430         $ 55,327,490           $ 957,698
                                                  ==================================================================================
Accumulation units outstanding                               7,199,949           4,996,995            6,820,316             135,152
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         1,115,113                  --                   --                  --
      Unit value of accumulation units                         $ 10.61                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                         3,427,104           4,336,046            5,975,611              98,621
      Unit value of accumulation units                         $ 10.60             $ 10.29               $ 8.12              $ 7.11
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                         2,188,344             360,081              675,479              25,689
      Unit value of accumulation units                         $ 10.54             $ 10.20               $ 8.06              $ 7.05
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           100,299                  --                   --                  --
      Unit value of accumulation units                         $ 10.48                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                           369,089             300,868              169,226              10,842
      Unit value of accumulation units                         $ 10.40             $ 10.08               $ 7.98              $ 6.96
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                                                  International             Mid Cap
                                                       Growth & Income              Income               Growth               Stock
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ==================================================================================
      Accumulation units                                   $ 3,474,705        $ 15,796,573          $ 4,461,640         $ 3,927,186
      Contracts in payout (annuitization) period                     0               5,431                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 3,474,705        $ 15,802,004          $ 4,461,640         $ 3,927,186
                                                  ==================================================================================
Accumulation units outstanding                                 502,522           2,210,997              581,190             372,499
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                           418,456           1,884,060              524,841             297,031
      Unit value of accumulation units                          $ 6.93              $ 7.16               $ 7.68             $ 10.57
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            36,830             201,794               42,842              40,954
      Unit value of accumulation units                          $ 6.89              $ 7.11               $ 7.60             $ 10.52
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                            47,236             125,143               13,507              34,514
      Unit value of accumulation units                          $ 6.79              $ 7.01               $ 7.59             $ 10.35
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                 Money                               Short Term               Small
                                                                Market                REIT               Income          Cap Growth
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ==================================================================================
      Accumulation units                                   $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 2,724,190         $ 2,294,813          $ 3,160,390           $ 994,542
                                                  ==================================================================================
Accumulation units outstanding                                 468,575             108,166              480,261             147,936
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                           323,749              92,935              420,519             111,876
      Unit value of accumulation units                          $ 5.84             $ 21.27               $ 6.59              $ 6.74
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                            99,880              13,340               31,913              20,975
      Unit value of accumulation units                          $ 5.79             $ 20.94               $ 6.55              $ 6.69
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                            44,946               1,891               27,829              15,085
      Unit value of accumulation units                          $ 5.72             $ 20.40               $ 6.47              $ 6.63
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                 Small           Strategic                 U.S.          West Coast
                                                             Cap Value              Growth           Government              Equity
                                                                  Fund           Portfolio      Securities Fund                Fund
                                                              (Class 2)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                 $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                  $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ==================================================================================
      Accumulation units                                     $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                  $ 260,044        $ 29,288,163          $ 5,028,514        $ 14,402,243
                                                  ==================================================================================
Accumulation units outstanding                                  23,541           2,516,995              768,702           1,174,244
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --             424,086                   --                  --
      Unit value of accumulation units                            $ --             $ 11.71                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                            20,655           1,209,424              572,876             964,809
      Unit value of accumulation units                         $ 11.05             $ 11.66               $ 6.56             $ 12.29
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                             2,159             737,579              136,733             141,768
      Unit value of accumulation units                         $ 11.02             $ 11.58               $ 6.52             $ 12.20
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --              27,375                   --                  --
      Unit value of accumulation units                            $ --             $ 11.54                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                               727             118,531               59,093              67,667
      Unit value of accumulation units                         $ 10.90             $ 11.45               $ 6.44             $ 12.04
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                              Columbia            Columbia             Columbia
                                                                 Asset               Large                Small            Columbia
                                                            Allocation           Cap Value              Company          High Yield
                                                                 Fund,               Fund,         Growth Fund,               Fund,
                                                       Variable Series     Variable Series      Variable Series     Variable Series
                                                              (Class A)           (Class A)            (Class A)           (Class A)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ==================================================================================
      Accumulation units                                   $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,742,700
      Contracts in payout (annuitization) period                     0                   0                    0              10,195
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 1,373,371         $ 7,643,812          $ 4,061,145        $ 30,752,895
                                                  ==================================================================================
Accumulation units outstanding                                 121,392             581,409              337,697           1,942,396
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            54,059             411,462              114,801             259,904
      Unit value of accumulation units                         $ 11.33             $ 13.17              $ 12.06             $ 15.95
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            53,300              93,782              160,518             168,950
      Unit value of accumulation units                         $ 11.33             $ 13.17              $ 12.06             $ 15.95
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --             679,765
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.89
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --             661,293
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.75
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                               155              16,687                5,229              18,148
      Unit value of accumulation units                         $ 11.18             $ 12.98              $ 11.88             $ 15.73
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            13,878              59,478               57,149              74,504
      Unit value of accumulation units                         $ 11.18             $ 12.98              $ 11.88             $ 15.73
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --              79,812
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.56
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  20
      Unit value of accumulation units                            $ --                $ --                 $ --             $ 15.71
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                              Columbia            Columbia             Columbia            Columbia
                                                               Marsico             Marsico              Marsico             Mid Cap
                                                               Focused              Growth         21st Century              Growth
                                                        Equities Fund,               Fund,                Fund,               Fund,
                                                       Variable Series     Variable Series      Variable Series     Variable Series
                                                              (Class A)           (Class A)            (Class A)           (Class A)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                              $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                               $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ==================================================================================
      Accumulation units                                  $ 78,538,094         $ 6,660,456          $ 2,152,593         $ 2,165,600
      Contracts in payout (annuitization) period                17,631                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                               $ 78,555,725         $ 6,660,456          $ 2,152,593         $ 2,165,600
                                                  ==================================================================================
Accumulation units outstanding                               6,596,122             630,078              133,483             224,283
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           719,001             347,490               55,466              75,701
      Unit value of accumulation units                         $ 11.92             $ 10.59              $ 16.17              $ 9.84
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                           340,127             199,307               53,861              95,385
      Unit value of accumulation units                         $ 11.92             $ 10.59              $ 16.17              $ 9.84
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         2,550,497                  --                   --                  --
      Unit value of accumulation units                         $ 11.97                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         2,599,970                  --                   --                  --
      Unit value of accumulation units                         $ 11.87                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            34,960              22,564                1,324               1,011
      Unit value of accumulation units                         $ 11.75             $ 10.44              $ 15.94              $ 9.05
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                           107,700              60,717               22,832              52,186
      Unit value of accumulation units                         $ 11.75             $ 10.44              $ 15.94              $ 9.05
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           243,530                  --                   --                  --
      Unit value of accumulation units                         $ 11.73                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                               337                  --                   --                  --
      Unit value of accumulation units                         $ 11.73                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                              Columbia
                                                               Marsico
                                                         International
                                                         Opportunities               Asset               Global
                                                                 Fund,          Allocation               Growth              Growth
                                                       Variable Series                Fund                 Fund                Fund
                                                              (Class B)           (Class 2)            (Class 2)           (Class 2)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                               $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ==================================================================================
      Accumulation units                                   $ 7,939,963       $ 149,108,623        $ 522,367,862       $ 794,869,311
      Contracts in payout (annuitization) period                     0              92,971              170,072             199,990
                                                  ----------------------------------------------------------------------------------
           Total net assets                                $ 7,939,963       $ 149,201,594        $ 522,537,934       $ 795,069,301
                                                  ==================================================================================
Accumulation units outstanding                                 407,568           9,276,573           24,092,230          39,467,458
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                           304,317              67,202            7,937,445          13,405,878
      Unit value of accumulation units                         $ 19.50             $ 16.09              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --           8,732,303            7,733,890          12,454,900
      Unit value of accumulation units                            $ --             $ 16.09              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                            65,508                  --                   --                  --
      Unit value of accumulation units                         $ 19.50                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --            3,016,723           4,449,237
      Unit value of accumulation units                            $ --                $ --              $ 21.74             $ 20.19
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --            4,081,379           6,804,494
      Unit value of accumulation units                            $ --                $ --              $ 21.55             $ 20.02
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                            12,301               6,364              790,222           1,232,191
      Unit value of accumulation units                         $ 19.27             $ 15.92              $ 21.49             $ 19.98
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --             470,704              247,667             412,920
      Unit value of accumulation units                            $ --             $ 15.92              $ 21.49             $ 19.98
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                            25,442                  --                   --                  --
      Unit value of accumulation units                         $ 19.27                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --              284,904             707,838
      Unit value of accumulation units                            $ --                $ --              $ 21.32             $ 19.81
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                Growth               Asset                 Cash
                                                                Income          Allocation           Management              Growth
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 2)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ==================================================================================
      Accumulation units                                 $ 784,196,366        $ 74,751,188         $ 17,567,147       $ 437,975,338
      Contracts in payout (annuitization) period               302,032           1,303,700              629,019          13,061,311
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 784,498,398        $ 76,054,888         $ 18,196,166       $ 451,036,649
                                                  ==================================================================================
Accumulation units outstanding                              43,071,182           1,601,343              836,379           2,476,760
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --           1,535,165              825,266           2,391,415
      Unit value of accumulation units                            $ --             $ 47.51              $ 21.76            $ 182.16
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --              66,178               11,113              85,345
      Unit value of accumulation units                            $ --             $ 47.08              $ 21.56            $ 180.50
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                        14,042,318                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                        15,533,340                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         4,097,406                  --                   --                  --
      Unit value of accumulation units                         $ 18.25                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         6,737,952                  --                   --                  --
      Unit value of accumulation units                         $ 18.09                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                         1,393,982                  --                   --                  --
      Unit value of accumulation units                         $ 18.06                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                           598,948                  --                   --                  --
      Unit value of accumulation units                         $ 18.06                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           667,236                  --                   --                  --
      Unit value of accumulation units                         $ 17.90                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                                               U.S.
                                                                                                                        Government/
                                                               Growth-         High-Income                                AAA-Rated
                                                                Income                Bond        International          Securities
                                                                  Fund                Fund                 Fund                Fund
                                                              (Class 3)           (Class 3)            (Class 3)           (Class 3)
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ==================================================================================
      Accumulation units                                 $ 443,435,186        $ 31,957,150        $ 118,882,866        $ 30,415,734
      Contracts in payout (annuitization) period            14,270,326           1,538,975            1,553,747           1,543,329
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 457,705,512        $ 33,496,125        $ 120,436,613        $ 31,959,063
                                                  ==================================================================================
Accumulation units outstanding                               3,444,347             489,770            2,405,011             996,762
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                         3,317,161             478,294            2,333,263             972,230
      Unit value of accumulation units                        $ 132.93             $ 68.41              $ 50.09             $ 32.07
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                           127,186              11,476               71,748              24,532
      Unit value of accumulation units                        $ 131.72             $ 67.79              $ 49.63             $ 31.78
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

                                                                Growth             Mid Cap                 BB&T
                                                            and Income               Value      Capital Manager                BB&T
                                                             Portfolio           Portfolio           Equity VIF       Large Cap VIF
                                                             (Class VC)          (Class VC)           Portfolio           Portfolio
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                             $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                              $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ==================================================================================
      Accumulation units                                 $ 245,893,438        $ 98,298,886          $ 3,554,572         $ 2,174,000
      Contracts in payout (annuitization) period               125,672              92,097                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                              $ 246,019,110        $ 98,390,983          $ 3,554,572         $ 2,174,000
                                                  ==================================================================================
Accumulation units outstanding                              17,926,774           6,529,071              297,909             174,402
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                             4,823                  --                   --                  --
      Unit value of accumulation units                         $ 10.62                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                               145                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                         5,399,331               3,438              123,940             105,527
      Unit value of accumulation units                         $ 13.76             $ 15.08              $ 11.95             $ 12.53
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                         8,077,144           6,191,002                   --                  --
      Unit value of accumulation units                         $ 13.76             $ 15.08                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                         1,180,298                  --              147,772              27,424
      Unit value of accumulation units                         $ 13.76                $ --              $ 11.95             $ 12.53
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                31                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                30                  --                   --                  --
      Unit value of accumulation units                         $ 10.58                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                         1,880,251                  --               25,651              39,758
      Unit value of accumulation units                         $ 13.59                $ --              $ 11.77             $ 12.25
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                           612,095                  81                  490               1,638
      Unit value of accumulation units                         $ 13.59             $ 14.90              $ 11.86             $ 12.44
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                           591,319             334,550                   --                  --
      Unit value of accumulation units                         $ 13.59             $ 14.90                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                             1,792                  --                   --                  --
      Unit value of accumulation units                         $ 10.59                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                           171,491                  --                   29                  29
      Unit value of accumulation units                         $ 13.38                $ --              $ 11.68             $ 12.17
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                             7,993                  --                   27                  26
      Unit value of accumulation units                         $ 13.55                $ --              $ 11.85             $ 12.43
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                31                  --                   --                  --
      Unit value of accumulation units                         $ 10.58                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                           BB&T
                                                                  BB&T                BB&T              Special                BB&T
                                                             Large Cap             Mid Cap        Opportunities        Total Return
                                                            Growth VIF          Growth VIF           Equity VIF            Bond VIF
                                                             Portfolio           Portfolio            Portfolio           Portfolio
                                                  ----------------------------------------------------------------------------------
Assets:
      Investments in shares of Trusts,
          at net asset value                                 $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ----------------------------------------------------------------------------------
Liabilities:                                                         0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
Net assets:                                                  $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ==================================================================================
      Accumulation units                                     $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
      Contracts in payout (annuitization) period                     0                   0                    0                   0
                                                  ----------------------------------------------------------------------------------
           Total net assets                                  $ 225,509         $ 2,343,054          $ 3,349,682         $ 3,070,867
                                                  ==================================================================================
Accumulation units outstanding                                  21,292             215,430              263,198             300,793
                                                  ==================================================================================
Contracts With Total Expenses of 1.15%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.30%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.40%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (1):
      Accumulation units outstanding                            13,243              89,548              145,576             113,720
      Unit value of accumulation units                         $ 10.60             $ 10.89              $ 12.73             $ 10.20
Contracts With Total Expenses of 1.52% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.52% (4):
      Accumulation units outstanding                             6,741              42,665               41,802             152,051
      Unit value of accumulation units                         $ 10.60             $ 10.89              $ 12.73             $ 10.20
Contracts With Total Expenses of 1.55% (5):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.55% (6):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.65%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.70%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.72% (4):
      Accumulation units outstanding                             1,221              80,289               72,326              33,222
      Unit value of accumulation units                         $ 10.41             $ 10.85              $ 12.72             $ 10.27
Contracts With Total Expenses of 1.77% (1):
      Accumulation units outstanding                                29               2,870                3,439               1,742
      Unit value of accumulation units                         $ 10.54             $ 10.83              $ 12.68             $ 10.17
Contracts With Total Expenses of 1.77% (2):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.77% (3):
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.80%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.95%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --
Contracts With Total Expenses of 1.97% (4):
      Accumulation units outstanding                                29                  29                   29                  29
      Unit value of accumulation units                         $ 10.31             $ 10.77              $ 12.63             $ 10.11
Contracts With Total Expenses of 2.02%:
      Accumulation units outstanding                                29                  29                   26                  29
      Unit value of accumulation units                         $ 10.54             $ 10.82              $ 12.66             $ 10.13
Contracts With Total Expenses of 2.05%:
      Accumulation units outstanding                                --                  --                   --                  --
      Unit value of accumulation units                            $ --                $ --                 $ --                $ --

(1) Offered in Polaris Platinum, Polaris Protector, Polaris Platinum II, and Polaris Choice III products.

(2)   Offered in Polaris and Polaris II products.

(3)   Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in WM Diversified Strategies and Polaris Preferred Solution products.

(6)   Offered in WM Diversified Strategies III product.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006

                                                                                         Net
                                                                                       Asset
                                                                                       Value          Net Asset
Variable Accounts                                                          Shares  Per Share              Value               Cost
-----------------                                                      ----------  ---------     --------------     --------------
ANCHOR SERIES TRUST:
        Asset Allocation Portfolio (Class 1)                           17,274,486     $16.14     $  278,843,708     $  239,016,321
        Capital Appreciation Portfolio (Class 1)                       16,377,203      40.84        668,822,485        612,616,246
        Government and Quality Bond Portfolio (Class 1)                17,624,488      14.71        259,295,419        261,807,391
        Growth Portfolio (Class 1)                                      9,972,847      28.77        286,915,866        288,177,199
        Natural Resources Portfolio (Class 1)                           3,493,430      52.72        184,183,331         94,716,819
        Asset Allocation Portfolio (Class 2)                            1,110,195      16.11         17,890,649         15,084,329
        Capital Appreciation Portfolio (Class 2)                        3,088,303      40.62        125,440,101         86,133,567
        Government and Quality Bond Portfolio (Class 2)                 7,961,357      14.70        117,062,386        121,206,560
        Growth Portfolio (Class 2)                                      2,652,136      28.74         76,222,516         62,222,173
        Natural Resources Portfolio (Class 2)                             735,407      52.59         38,673,206         23,567,409
        Asset Allocation Portfolio (Class 3)                            1,750,218      16.09         28,162,091         25,614,647
        Capital Appreciation Portfolio (Class 3)                        9,841,150      40.50        398,541,757        319,378,679
        Government and Quality Bond Portfolio (Class 3)                27,231,540      14.68        399,803,235        409,099,627
        Growth Portfolio (Class 3)                                      6,665,648      28.69        191,269,980        172,041,927
        Natural Resources Portfolio (Class 3)                           2,227,088      52.48        116,871,760         91,404,052

SUNAMERICA SERIES TRUST:
        Aggressive Growth Portfolio (Class 1)                           8,283,868     $12.54     $  103,875,273     $   99,749,461
        Alliance Growth Portfolio (Class 1)                            23,200,801      22.06        511,866,141        601,779,467
        Blue Chip Growth Portfolio (Class 1)                            2,486,052       6.94         17,265,461         16,087,676
        Cash Management Portfolio (Class 1)                            11,495,347      11.10        127,627,207        126,123,294
        Corporate Bond Portfolio (Class 1)                             13,260,010      11.77        156,032,513        151,797,912
        Davis Venture Value Portfolio (Class 1)                        42,062,058      32.64      1,372,722,485        933,675,381
        "Dogs" of Wall Street Portfolio (Class 1)                       4,544,196      11.81         53,675,570         43,807,455
        Emerging Markets Portfolio (Class 1)                            7,504,571      16.91        126,882,022         78,040,114
        Federated American Leaders Portfolio (Class 1)                  5,669,488      19.09        108,217,271         85,758,685
        Global Bond Portfolio (Class 1)                                 6,137,065      10.76         66,045,775         67,816,961
        Global Equities Portfolio (Class 1)                            10,824,056      16.35        176,964,120        138,488,700
        Goldman Sachs Research Portfolio (Class 1)                      1,622,017       8.91         14,457,352         12,008,559
        Growth-Income Portfolio (Class 1)                              16,540,767      27.15        449,064,125        387,778,438
        Growth Opportunities Portfolio (Class 1)                        3,371,764       6.22         20,956,363         19,234,785
        High-Yield Bond Portfolio (Class 1)                            24,386,041       7.51        183,161,973        172,462,628
        International Diversified Equities Portfolio (Class 1)         13,762,502      10.80        148,632,225        107,509,075
        International Growth & Income Portfolio (Class 1)              13,861,878      16.78        232,588,695        142,871,694
        Marsico Growth Portfolio (Class 1)                              4,774,673      12.51         59,722,391         46,370,951
        MFS Massachusetts Investors Trust Portfolio (Class 1)          10,225,458      13.91        142,284,797        129,360,499
        MFS Mid-Cap Growth Portfolio (Class 1)                         10,290,760       9.60         98,751,287        115,409,444
        MFS Total Return Portfolio (Class 1)                           23,964,381      17.94        429,872,722        368,419,912
        Putnam Growth: Voyager Portfolio (Class 1)                      7,624,629      16.30        124,318,991        150,300,727
        Real Estate Portfolio (Class 1)                                 6,335,652      24.30        153,981,034         92,863,526
        SunAmerica Balanced Portfolio (Class 1)                         7,900,630      14.99        118,416,104        131,354,585
        Technology Portfolio (Class 1)                                  6,090,049       2.65         16,146,229         16,844,091
        Telecom Utility Portfolio (Class 1)                             3,714,986      10.88         40,433,257         37,305,688
        Worldwide High Income Portfolio (Class 1)                       6,854,237       7.68         52,673,320         57,101,672
        Aggressive Growth Portfolio (Class 2)                           1,007,830      12.48         12,572,833          9,254,605
        Alliance Growth Portfolio (Class 2)                             2,932,685      22.03         64,611,386         50,876,392
        Blue Chip Growth Portfolio (Class 2)                            1,418,018       6.94          9,841,301          8,233,569
        Cash Management Portfolio (Class 2)                             4,141,693      11.08         45,910,005         45,157,875
        Corporate Bond Portfolio (Class 2)                              4,298,352      11.75         50,505,302         49,661,666
        Davis Venture Value Portfolio (Class 2)                         6,333,979      32.58        206,374,587        133,677,366
        "Dogs" of Wall Street Portfolio (Class 2)                       1,530,169      11.80         18,049,279         14,409,098
        Emerging Markets Portfolio (Class 2)                            1,449,467      16.85         24,419,039         17,439,413
        Federated American Leaders Portfolio (Class 2)                    956,466      19.06         18,225,950         13,454,633
        Foreign Value Portfolio (Class 2)                               3,860,146      20.01         77,225,840         48,882,712
        Global Bond Portfolio (Class 2)                                 1,528,860      10.71         16,374,097         17,144,638
        Global Equities Portfolio (Class 2)                             1,115,169      16.29         18,163,322         12,580,203
        Goldman Sachs Research Portfolio (Class 2)                        644,139       8.86          5,708,987          4,022,682
        Growth-Income Portfolio (Class 2)                               1,215,592      27.11         32,960,191         24,741,427
        Growth Opportunities Portfolio (Class 2)                        1,415,684       6.16          8,723,039          7,201,833
        High-Yield Bond Portfolio (Class 2)                             5,222,599       7.50         39,148,300         35,463,522
        International Diversified Equities Portfolio (Class 2)          5,415,202      10.74         58,163,917         36,850,062
        International Growth & Income Portfolio (Class 2)               2,365,375      16.81         39,761,875         23,742,433
        Marsico Growth Portfolio (Class 2)                              3,531,054      12.41         43,827,566         32,690,746
        MFS Massachusetts Investors Trust Portfolio (Class 2)           1,872,198      13.91         26,036,977         18,670,258
        MFS Mid-Cap Growth Portfolio (Class 2)                          4,388,645       9.52         41,762,710         34,085,540
        MFS Total Return Portfolio (Class 2)                            7,506,329      17.91        134,471,263        115,847,589
        Putnam Growth: Voyager Portfolio (Class 2)                        446,141      16.26          7,254,435          5,926,890
        Real Estate Portfolio (Class 2)                                 1,593,387      24.23         38,602,878         25,787,894
        Small & Mid Cap Value Portfolio (Class 2)                       2,732,398      17.76         48,539,371         37,992,076
        SunAmerica Balanced Portfolio (Class 2)                         1,200,432      14.97         17,968,924         15,711,190
        Technology Portfolio (Class 2)                                  2,713,804       2.63          7,144,428          6,651,398
        Telecom Utility Portfolio (Class 2)                               480,609      10.87          5,224,763          4,313,749
        Worldwide High Income Portfolio (Class 2)                         941,614       7.66          7,208,970          6,909,207
        Aggressive Growth Portfolio (Class 3)                           1,323,866      12.42         16,442,147         14,006,703
        Alliance Growth Portfolio (Class 3)                             8,736,286      21.98        192,039,162        167,854,539
        American Funds Asset Allocation SAST Portfolio (Class 3)           46,526      10.56            491,135            485,200
        American Funds Global Growth SAST Portfolio (Class 3)             181,550      10.90          1,979,194          1,932,225
        American Funds Growth SAST Portfolio (Class 3)                    140,131      10.66          1,493,428          1,479,093
        American Funds Growth-Income SAST Portfolio (Class 3)             147,402      10.78          1,588,821          1,573,799
        Blue Chip Growth Portfolio (Class 3)                            1,644,974       6.93         11,395,423         10,191,010
        Cash Management Portfolio (Class 3)                            14,987,135      11.07        165,908,135        163,610,922
        Corporate Bond Portfolio (Class 3)                             19,256,442      11.73        225,928,781        226,599,634
        Davis Venture Value Portfolio (Class 3)                        17,223,365      32.53        560,311,210        444,386,384
        "Dogs" of Wall Street Portfolio (Class 3)                       1,543,209      11.78         18,180,059         15,872,379
        Emerging Markets Portfolio (Class 3)                            4,588,697      16.81         77,151,152         67,727,558
        Federated American Leaders Portfolio (Class 3)                  3,185,885      19.03         60,618,449         50,348,654
        Foreign Value Portfolio (Class 3)                              19,933,751      19.99        398,541,135        283,076,481
        Global Bond Portfolio (Class 3)                                 4,419,532      10.68         47,205,334         50,243,805
        Global Equities Portfolio (Class 3)                             1,722,645      16.25         27,993,123         21,868,472
        Goldman Sachs Research Portfolio (Class 3)                        349,098       8.84          3,086,071          2,673,520
        Growth-Income Portfolio (Class 3)                                 787,951      27.08         21,335,072         17,692,372
        Growth Opportunities Portfolio (Class 3)                        4,631,515       6.14         28,417,659         26,693,815
        High-Yield Bond Portfolio (Class 3)                            11,211,495       7.49         83,936,765         80,793,181
        International Diversified Equities Portfolio (Class 3)         23,354,967      10.73        250,526,418        181,542,663
        International Growth & Income Portfolio (Class 3)               7,002,024      16.79        117,562,282         91,876,997

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2006


                                                                                         Net
                                                                                       Asset
                                                                                       Value          Net Asset
Variable Accounts                                                          Shares  Per Share              Value               Cost
-----------------                                                      ----------  ---------     --------------     --------------
SUNAMERICA SERIES TRUST (continued):
        Marsico Growth Portfolio (Class 3)                              2,976,051     $12.36     $   36,778,126     $   31,009,546
        MFS Massachusetts Investors Trust Portfolio (Class 3)           3,871,136      13.89         53,764,055         41,629,153
        MFS Mid-Cap Growth Portfolio (Class 3)                          8,093,705       9.48         76,689,316         66,303,468
        MFS Total Return Portfolio (Class 3)                           15,586,742      17.89        278,884,644        260,524,189
        Putnam Growth: Voyager Portfolio (Class 3)                        305,237      16.21          4,947,564          4,358,771
        Real Estate Portfolio (Class 3)                                 4,434,723      24.18        107,216,539         90,148,873
        Small & Mid Cap Value Portfolio (Class 3)                      14,065,262      17.73        249,417,557        216,061,571
        Small Company Value Portfolio (Class 3)                         1,174,866      17.23         20,238,125         19,982,873
        SunAmerica Balanced Portfolio (Class 3)                         1,039,286      14.95         15,537,708         14,058,185
        Technology Portfolio (Class 3)                                  4,789,685       2.62         12,558,333         12,051,162
        Telecom Utility Portfolio (Class 3)                               109,304      10.85          1,186,455          1,083,969
        Worldwide High Income Portfolio (Class 3)                         217,578       7.64          1,662,700          1,648,213

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
        Comstock Portfolio                                             25,622,354     $14.70     $  376,648,609     $  306,805,495
        Strategic Growth Portfolio                                        992,920      28.54         28,337,928         24,043,428
        Growth and Income Portfolio                                    22,234,550      21.96        488,270,723        392,485,367

WM VARIABLE TRUST:
        Balanced Portfolio (Class 1)                                   10,171,305     $18.09     $  183,998,899     $  145,970,374
        Conservative Balanced Portfolio (Class 1)                       1,374,963      12.74         17,517,026         15,077,887
        Conservative Growth Portfolio (Class 1)                         4,092,407      19.70         80,620,425         58,943,849
        Equity Income Fund (Class 1)                                    3,114,788      19.39         60,395,735         48,794,435
        Flexible Income Portfolio (Class 1)                             2,244,905      14.42         32,371,535         29,502,869
        Growth Fund (Class 1)                                             109,368      14.59          1,595,675          1,265,001
        Growth & Income Fund (Class 1)                                    447,839      20.45          9,158,305          7,044,691
        Income Fund (Class 1)                                           1,459,441      10.56         15,411,695         15,510,601
        International Growth Fund (Class 1)                               191,456      17.56          3,361,967          2,783,222
        Mid Cap Stock Fund (Class 1)                                      421,464      17.73          7,472,559          6,192,351
        Money Market Fund (Class 1)                                     3,665,896       1.00          3,665,896          3,665,896
        REIT Fund (Class 1)                                                96,578      20.62          1,991,443          1,652,036
        Short Term Income Fund (Class 1)                                1,388,911       2.52          3,500,054          3,586,462
        Small Cap Growth Fund (Class 1)                                   180,264      10.34          1,863,932          1,511,126
        Small Cap Value Fund (Class 1)                                     17,558      12.36            217,020            209,980
        Strategic Growth Portfolio (Class 1)                            1,090,216      22.07         24,061,064         17,500,063
        U.S. Government Securities Fund (Class 1)                       1,090,458      10.41         11,351,666         11,695,048
        West Coast Equity Fund (Class 1)                                1,274,471      24.06         30,663,761         24,187,691
        Balanced Portfolio (Class 2)                                    9,259,351      17.97        166,390,537        137,473,250
        Conservative Balanced Portfolio (Class 2)                       1,919,888      12.64         24,267,380         21,927,217
        Conservative Growth Portfolio (Class 2)                         3,891,648      19.56         76,120,627         61,259,188
        Equity Income Fund (Class 2)                                    2,666,602      19.24         51,305,430         42,833,246
        Flexible Income Portfolio (Class 2)                             3,863,652      14.32         55,327,490         51,732,638
        Growth Fund (Class 2)                                              66,185      14.47            957,698            773,823
        Growth & Income Fund (Class 2)                                    170,831      20.34          3,474,705          2,843,207
        Income Fund (Class 2)                                           1,506,387      10.49         15,802,004         16,105,156
        International Growth Fund (Class 2)                               256,122      17.42          4,461,640          3,835,800
        Mid Cap Stock Fund (Class 2)                                      223,136      17.60          3,927,186          3,387,972
        Money Market Fund (Class 2)                                     2,724,190       1.00          2,724,190          2,724,190
        REIT Fund (Class 2)                                               112,161      20.46          2,294,813          1,973,866
        Short Term Income Fund (Class 2)                                1,259,119       2.51          3,160,390          3,239,141
        Small Cap Growth Fund (Class 2)                                    97,504      10.20            994,542            867,597
        Small Cap Value Fund (Class 2)                                     21,125      12.31            260,044            250,246
        Strategic Growth Portfolio (Class 2)                            1,334,921      21.94         29,288,163         23,940,020
        U.S. Government Securities Fund (Class 2)                         483,511      10.40          5,028,514          5,171,929
        West Coast Equity Fund (Class 2)                                  602,352      23.91         14,402,243         11,629,110

COLUMBIA FUNDS VARIABLE INSURANCE TRUST (Class A):
        Columbia Asset Allocation Fund, Variable Series                    86,812     $15.82     $    1,373,371     $    1,281,341
        Columbia Large Cap Value Fund, Variable Series                    389,792      19.61          7,643,812          6,257,954
        Columbia Small Company Growth Fund, Variable Series               317,773      12.78          4,061,145          3,581,566

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
        Columbia High Yield Fund, Variable Series (Class A)             2,669,522     $11.52     $   30,752,895     $   27,759,075
        Columbia Marsico Focused Equities Fund,
          Variable Series (Class A)                                     3,896,613      20.16         78,555,725         61,870,751
        Columbia Marsico Growth Fund,
          Variable Series (Class A)                                       350,920      18.98          6,660,456          5,140,882
        Columbia Marsico 21st Century Fund,
          Variable Series (Class A)                                       166,095      12.96          2,152,593          1,497,027
        Columbia Mid Cap Growth Fund,
          Variable Series (Class A)                                       244,424       8.86          2,165,600          1,701,980
        Columbia Marsico International Opportunities Fund,
          Variable Series (Class B)                                       361,730      21.95          7,939,963          5,292,688

AMERICAN FUNDS INSURANCE SERIES:
        Asset Allocation Fund (Class 2)                                 8,184,399     $18.23     $  149,201,594     $  118,169,690
        Global Growth Fund (Class 2)                                   22,436,150      23.29        522,537,934        393,012,121
        Growth Fund (Class 2)                                          12,407,449      64.08        795,069,301        618,835,850
        Growth-Income Fund (Class 2)                                   18,594,416      42.19        784,498,398        641,243,027
        Asset Allocation Fund (Class 3)                                 4,146,940      18.34         76,054,888         69,947,564
        Cash Management Fund (Class 3)                                  1,568,635      11.60         18,196,166         17,855,968
        Growth Fund (Class 3)                                           6,992,816      64.50        451,036,649        419,919,302
        Growth-Income Fund (Class 3)                                   10,789,852      42.42        457,705,512        439,241,720
        High-Income Bond Fund (Class 3)                                 2,600,631      12.88         33,496,125         36,850,278
        International Fund (Class 3)                                    5,474,391      22.00        120,436,613         98,942,978
        U.S. Government/AAA-Rated Securities Fund (Class 3)             2,694,693      11.86         31,959,063         34,686,460

LORD ABBETT SERIES FUND, INC. (Class VC):
        Growth and Income Portfolio                                     8,385,109     $29.34     $  246,019,110     $  209,072,857
        Mid Cap Value Portfolio                                         4,517,492      21.78         98,390,983         81,891,701

BB&T VARIABLE INSURANCE FUNDS:
        BB&T Capital Manager Equity VIF Portfolio                         305,376     $11.64     $    3,554,572     $    3,354,304
        BB&T Large Cap VIF Portfolio                                      129,791      16.75          2,174,000          2,004,543
        BB&T Large Cap Growth VIF Portfolio                                21,214      10.63            225,509            215,342
        BB&T Mid Cap Growth VIF Portfolio                                 154,555      15.16          2,343,054          2,374,509
        BB&T Special Opportunities Equity VIF Portfolio                   222,275      15.07          3,349,682          3,051,503
        BB&T Total Return Bond VIF Portfolio                              312,397       9.83          3,070,867          3,058,981

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                                                   Government
                                                                      Asset          Capital              and
                                                                 Allocation     Appreciation     Quality Bond           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   9,259,746    $     988,136    $   9,985,476    $   1,804,402
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (4,513,021)     (10,815,526)      (4,287,821)      (4,592,079)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      4,746,725       (9,827,390)       5,697,655       (2,787,677)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 75,448,594      172,639,168       73,221,858       83,959,655
       Cost of shares sold                                      (67,864,913)    (169,138,778)     (74,060,178)     (85,323,966)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          7,583,681        3,500,390         (838,320)      (1,364,311)
Realized gain distributions                                               0        1,503,361                0       26,631,206
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       7,583,681        5,003,751         (838,320)      25,266,895
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       25,373,471      (13,055,957)      (1,903,823)     (11,116,622)
       End of period                                             39,827,387       56,206,239       (2,511,972)      (1,261,333)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                14,453,916       69,262,196         (608,149)       9,855,289
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  26,784,322    $  64,438,557    $   4,251,186    $  32,334,507
                                                              =============    =============    =============    =============


                                                                                                                    Government
                                                                    Natural            Asset          Capital              and
                                                                  Resources       Allocation     Appreciation     Quality Bond
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,230,558    $     538,357    $      19,819    $   4,112,709
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (2,930,310)        (279,422)      (1,928,605)      (1,838,005)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (1,699,752)         258,935       (1,908,786)       2,274,704
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 50,409,495        2,673,200       22,010,922       20,361,367
       Cost of shares sold                                      (27,577,864)      (2,264,330)     (16,474,384)     (21,098,104)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions         22,831,631          408,870        5,536,538         (736,737)
Realized gain distributions                                       5,086,504                0          270,323                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                      27,918,135          408,870        5,806,861         (736,737)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       77,905,944        1,904,107       31,912,371       (4,324,795)
       End of period                                             89,466,512        2,806,320       39,306,534       (4,144,174)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                11,560,568          902,213        7,394,163          180,621
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  37,778,951    $   1,570,018    $  11,292,238    $   1,718,588
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                     Natural            Asset          Capital
                                                                     Growth        Resources       Allocation     Appreciation
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 3)        (Class 3)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     356,861    $     206,918    $     769,984    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (1,169,955)        (614,111)        (369,255)      (5,206,768)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (813,094)        (407,193)         400,729       (5,206,768)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 11,637,611       11,492,571        3,321,272        7,544,596
       Cost of shares sold                                       (9,720,904)      (7,857,729)      (3,112,045)      (6,426,006)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          1,916,707        3,634,842          209,227        1,118,590
Realized gain distributions                                       6,785,793        1,031,782                0          780,425
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       8,702,500        4,666,624          209,227        1,899,015
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       13,814,831       12,036,804          989,576       45,088,298
       End of period                                             14,000,343       15,105,797        2,547,444       79,163,078
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   185,512        3,068,993        1,557,868       34,074,780
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   8,074,918    $   7,328,424    $   2,167,824    $  30,767,027
                                                              =============    =============    =============    =============

                                                                 Government
                                                                        and                           Natural       Aggressive
                                                               Quality Bond           Growth        Resources           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 3)        (Class 3)        (Class 3)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $  12,285,842    $     703,291    $     468,102    $     104,026
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (5,334,747)      (2,726,365)      (1,454,106)      (1,655,394)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      6,951,095       (2,023,074)        (986,004)      (1,551,368)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 16,258,047        8,885,608       12,869,607       44,812,088
       Cost of shares sold                                      (16,754,655)      (8,168,820)     (10,370,076)     (46,541,350)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions           (496,608)         716,788        2,499,531       (1,729,262)
Realized gain distributions                                               0       16,383,720        2,694,848                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                        (496,608)      17,100,508        5,194,379       (1,729,262)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (8,683,836)      15,838,538       13,557,975      (10,886,462)
       End of period                                             (9,296,392)      19,228,053       25,467,708        4,125,812
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                  (612,556)       3,389,515       11,909,733       15,012,274
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   5,841,931    $  18,466,949    $  16,118,108    $  11,731,644
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                   Alliance        Blue Chip             Cash        Corporate
                                                                     Growth           Growth       Management             Bond
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     664,433    $      43,240    $   3,739,017    $   6,901,451
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (8,842,814)        (292,432)      (2,250,567)      (2,478,344)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (8,178,381)        (249,192)       1,488,450        4,423,107
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                172,009,132        9,242,048      169,079,415       33,376,918
       Cost of shares sold                                     (208,303,795)      (9,090,336)    (166,529,260)     (32,562,394)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions        (36,294,663)         151,712        2,550,155          814,524
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                     (36,294,663)         151,712        2,550,155          814,524
                                                              -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                     (126,323,984)         165,985        1,033,866        2,899,807
       End of period                                            (89,913,326)       1,177,785        1,503,913        4,234,601
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                36,410,658        1,011,800          470,047        1,334,794
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $  (8,062,386)   $     914,320    $   4,508,652    $   6,572,425
                                                              =============    =============    =============    =============

                                                                      Davis                                          Federated
                                                                    Venture        "Dogs" of         Emerging         American
                                                                      Value      Wall Street          Markets          Leaders
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $  13,631,648    $   1,339,097    $   1,128,877    $   1,727,657
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk     (21,461,574)        (815,121)      (1,885,317)      (1,734,321)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (7,829,926)         523,976         (756,440)          (6,664)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                324,462,581       18,853,570       38,143,167       36,327,604
       Cost of shares sold                                     (239,734,774)     (16,333,418)     (21,938,462)     (31,189,750)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions         84,727,807        2,520,152       16,204,705        5,137,854
Realized gain distributions                                               0          901,493       19,124,615        1,223,824
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                      84,727,807        3,421,645       35,329,320        6,361,678
                                                              -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      339,495,010        4,097,261       53,724,084       13,476,092
       End of period                                            439,047,104        9,868,115       48,841,908       22,458,586
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                99,552,094        5,770,854       (4,882,176)       8,982,494
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $ 176,449,975    $   9,716,475    $  29,690,704    $  15,337,508
                                                              =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                      Goldman
                                                                     Global           Global            Sachs          Growth-
                                                                       Bond         Equities         Research           Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   6,328,186    $   1,566,763    $      41,434    $   3,438,481
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (1,093,763)      (2,688,293)        (214,332)      (7,558,936)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      5,234,423       (1,121,530)        (172,898)      (4,120,455)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 17,504,443       39,971,572        4,385,208      145,782,718
       Cost of shares sold                                      (16,807,691)     (34,836,840)      (3,945,595)    (134,025,719)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            696,752        5,134,732          439,613       11,756,999
Realized gain distributions                                       1,308,376                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       2,005,128        5,134,732          439,613       11,756,999
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        3,893,478        7,698,747          796,894       43,207,243
       End of period                                             (1,771,186)      38,475,420        2,448,793       61,285,687
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (5,664,664)      30,776,673        1,651,899       18,078,444
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   1,574,887    $  34,789,875    $   1,918,614    $  25,714,988
                                                              =============    =============    =============    =============

                                                                                                International    International
                                                                     Growth       High-Yield      Diversified           Growth
                                                              Opportunities             Bond         Equities         & Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $  13,948,367    $     616,305    $   2,877,117
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (313,532)      (2,791,029)      (2,251,468)      (3,350,476)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (313,532)      11,157,338       (1,635,163)        (473,359)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 11,204,046       75,008,817       36,324,269       39,825,810
       Cost of shares sold                                      (10,612,046)     (70,699,308)     (29,380,471)     (26,691,457)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            592,000        4,309,509        6,943,798       13,134,353
Realized gain distributions                                               0                0                0        2,701,559
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         592,000        4,309,509        6,943,798       15,835,912
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          707,798        3,763,749       17,906,104       56,008,670
       End of period                                              1,721,578       10,699,345       41,123,150       89,717,001
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 1,013,780        6,935,596       23,217,046       33,708,331
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   1,292,248    $  22,402,443    $  28,525,681    $  49,070,884
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                         MFS
                                                                               Massachusetts              MFS
                                                                    Marsico        Investors          Mid-Cap              MFS
                                                                     Growth            Trust           Growth     Total Return
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $   1,027,979    $           0    $  10,311,393
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (999,236)      (2,336,020)      (1,665,911)      (6,899,170)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (999,236)      (1,308,041)      (1,665,911)       3,412,223
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 21,153,032       43,540,164       39,963,549      110,351,705
       Cost of shares sold                                      (16,597,811)     (42,682,903)     (47,896,213)     (96,529,954)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          4,555,221          857,261       (7,932,664)      13,821,751
Realized gain distributions                                       3,851,359                0                0       14,433,706
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       8,406,580          857,261       (7,932,664)      28,255,457
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       16,970,553       (3,839,869)     (26,886,308)      49,800,346
       End of period                                             13,351,440       12,924,298      (16,658,157)      61,452,810
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (3,619,113)      16,764,167       10,228,151       11,652,464
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   3,788,231    $  16,313,387    $     629,576    $  43,320,144
                                                              =============    =============    =============    =============


                                                                     Putnam
                                                                    Growth:             Real       SunAmerica
                                                                    Voyager           Estate         Balanced       Technology
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $      28,311    $   1,910,036    $   3,263,554    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk      (2,096,008)      (2,199,198)      (1,932,833)        (285,549)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                     (2,067,697)        (289,162)       1,330,721         (285,549)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 42,733,769       32,926,393       35,795,156        8,612,185
       Cost of shares sold                                      (55,219,430)     (19,941,924)     (40,120,823)      (9,065,877)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions        (12,485,661)      12,984,469       (4,325,667)        (453,692)
Realized gain distributions                                               0       13,819,450                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                     (12,485,661)      26,803,919       (4,325,667)        (453,692)
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (45,131,593)      47,267,870      (26,670,148)      (1,194,929)
       End of period                                            (25,981,736)      61,117,508      (12,938,481)        (697,862)
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                19,149,857       13,849,638       13,731,667          497,067
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   4,596,499    $  40,364,395    $  10,736,721    $    (242,174)
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                    Telecom        Worldwide       Aggressive         Alliance
                                                                    Utility      High Income           Growth           Growth
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,307,888    $   3,988,295    $           0    $           0
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (531,995)        (846,011)        (195,446)      (1,048,465)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                        775,893        3,142,284         (195,446)      (1,048,465)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  8,769,786       16,485,127        4,679,612       14,512,905
       Cost of shares sold                                       (9,077,226)     (18,075,749)      (3,808,919)     (11,941,816)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions           (307,440)      (1,590,622)         870,693        2,571,089
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                        (307,440)      (1,590,622)         870,693        2,571,089
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (4,341,224)      (7,021,789)       2,650,435       16,124,197
       End of period                                              3,127,569       (4,428,352)       3,318,228       13,734,994
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 7,468,793        2,593,437          667,793       (2,389,203)
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   7,937,246    $   4,145,099    $   1,343,040    $    (866,579)
                                                              =============    =============    =============    =============

                                                                                                                         Davis
                                                                  Blue Chip             Cash        Corporate          Venture
                                                                     Growth       Management             Bond            Value
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $      10,051    $   1,124,340    $   2,101,480    $   1,740,458
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (155,961)        (751,022)        (798,208)      (3,121,636)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (145,910)         373,318        1,303,272       (1,381,178)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,467,872       38,784,491       11,061,581       32,754,498
       Cost of shares sold                                       (2,181,788)     (38,108,739)     (10,888,317)     (23,290,853)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            286,084          675,752          173,264        9,463,645
Realized gain distributions                                               0                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         286,084          675,752          173,264        9,463,645
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,291,211          441,879          325,225       55,634,862
       End of period                                              1,607,732          752,130          843,636       72,697,221
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   316,521          310,251          518,411       17,062,359
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     456,695    $   1,359,321    $   1,994,947    $  25,144,826
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                    Federated
                                                                  "Dogs" of         Emerging         American          Foreign
                                                                Wall Street          Markets          Leaders            Value
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $     409,154    $     194,885    $     261,319    $     730,187
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (271,563)        (361,847)        (283,118)      (1,091,076)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                        137,591         (166,962)         (21,799)        (360,889)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  5,364,861        7,794,932        4,078,361       12,235,617
       Cost of shares sold                                       (4,626,089)      (5,469,419)      (3,337,743)      (8,631,910)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            738,772        2,325,513          740,618        3,603,707
Realized gain distributions                                         291,472        3,716,353          202,100          976,538
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       1,030,244        6,041,866          942,718        4,580,245
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,675,224        7,395,990        3,233,825       16,432,787
       End of period                                              3,640,181        6,979,626        4,771,317       28,343,128
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                 1,964,957         (416,364)       1,537,492       11,910,341
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   3,132,792    $   5,458,540    $   2,458,411    $  16,129,697
                                                              =============    =============    =============    =============

                                                                                                      Goldman
                                                                     Global           Global            Sachs          Growth-
                                                                       Bond         Equities         Research           Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $   1,483,773    $     134,180    $       9,931    $     199,444
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (253,800)        (253,845)         (85,927)        (536,279)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                      1,229,973         (119,665)         (75,996)        (336,835)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  4,033,626        4,827,644        1,382,650        6,936,575
       Cost of shares sold                                       (3,978,363)      (3,633,249)      (1,008,175)      (5,569,691)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions             55,263        1,194,395          374,475        1,366,884
Realized gain distributions                                         311,719                0                0                0
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         366,982        1,194,395          374,475        1,366,884
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          496,197        3,488,876        1,229,684        7,446,663
       End of period                                               (770,541)       5,583,119        1,686,305        8,218,764
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,266,738)       2,094,243          456,621          772,101
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     330,217    $   3,168,973    $     755,100    $   1,802,150
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                                                International    International
                                                                     Growth       High-Yield      Diversified           Growth
                                                              Opportunities             Bond         Equities         & Income
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $   2,878,245    $     173,243    $     440,308
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (124,674)        (582,833)        (867,995)        (560,488)   )
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (124,674)       2,295,412         (694,752)        (120,180)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,211,545       12,259,149       10,208,397        7,811,286
       Cost of shares sold                                       (1,871,720)     (11,185,672)      (7,363,221)      (5,105,243)   )
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions            339,825        1,073,477        2,845,176        2,706,043
Realized gain distributions                                               0                0                0          454,478
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                         339,825        1,073,477        2,845,176        3,160,521
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        1,059,945        2,583,881       12,733,599       11,055,572
       End of period                                              1,521,206        3,684,778       21,313,855       16,019,442
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                   461,261        1,100,897        8,580,256        4,963,870
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $     676,412    $   4,469,786    $  10,730,680    $   8,004,211
                                                              =============    =============    =============    =============

                                                                                         MFS
                                                                               Massachusetts              MFS
                                                                    Marsico        Investors          Mid-Cap        MFS Total
                                                                     Growth            Trust           Growth           Return
                                                                  Portfolio        Portfolio        Portfolio        Portfolio
                                                                  (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                              -------------    -------------    -------------    -------------
Investment income:
       Dividends                                              $           0    $     145,358    $           0    $   2,984,453
                                                              -------------    -------------    -------------    -------------

Expenses:
       Charges for distribution, mortality and expense risk        (690,611)        (410,650)        (686,892)      (2,110,253)
                                                              -------------    -------------    -------------    -------------

Net investment income (loss)                                       (690,611)        (265,292)        (686,892)         874,200
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  8,760,257        5,355,680       11,423,042       25,530,829
       Cost of shares sold                                       (6,692,043)      (4,188,931)      (9,715,690)     (22,590,236)
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions          2,068,214        1,166,749        1,707,352        2,940,593
Realized gain distributions                                       2,671,960                0                0        4,447,339
                                                              -------------    -------------    -------------    -------------

Net realized gains (losses)                                       4,740,174        1,166,749        1,707,352        7,387,932
                                                              -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       12,412,643        5,497,443        8,425,125       13,946,972
       End of period                                             11,136,820        7,366,719        7,677,170       18,623,674
                                                              -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                (1,275,823)       1,869,276         (747,955)       4,676,702
                                                              -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations             $   2,773,740    $   2,770,733    $     272,505    $  12,938,834
                                                              =============    =============    =============    =============

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                          Putnam
                                                                         Growth:             Real      Small & Mid       SunAmerica
                                                                         Voyager           Estate        Cap Value         Balanced
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 2)        (Class 2)        (Class 2)        (Class 2)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $          0     $    434,179     $     77,121     $    466,624
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                  (126,317)        (551,276)        (751,176)        (288,740)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                            (126,317)        (117,097)        (674,055)         177,884
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            2,344,892        7,253,039       14,062,282        4,235,800
  Cost of shares sold                                                 (2,073,258)      (5,121,430)     (11,714,547)      (3,903,647)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 271,634        2,131,609        2,347,735          332,153
Realized gain distributions                                                    0        3,462,065        2,741,083                0
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                              271,634        5,593,674        5,088,818          332,153
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  1,235,039        8,610,964        9,574,697        1,215,387
  End of period                                                        1,327,545       12,814,984       10,547,295        2,257,734
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                           92,506        4,204,020          972,598        1,042,347
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $    237,823     $  9,680,597     $  5,387,361     $  1,552,384
                                                                    ============     ============     ============     ============

                                                                                            Telecom       Worldwide      Aggressive
                                                                         Technology         Utility     High Income          Growth
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                          (Class 2)       (Class 2)       (Class 2)       (Class 3)
                                                                        -----------     -----------     -----------     -----------
Investment income:
  Dividends                                                             $         0     $   156,514     $   511,710     $         0
                                                                        -----------     -----------     -----------     -----------

Expenses:
  Charges for distribution, mortality and expense risk                     (135,607)        (67,160)       (111,565)       (195,974)
                                                                        -----------     -----------     -----------     -----------

Net investment income (loss)                                               (135,607)         89,354         400,145        (195,974)
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                               3,741,707       1,257,183       1,917,768       2,806,524
  Cost of shares sold                                                    (3,637,705)     (1,139,215)     (1,833,408)     (2,481,318)
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions                    104,002         117,968          84,360         325,206
Realized gain distributions                                                       0               0               0               0
                                                                        -----------     -----------     -----------     -----------

Net realized gains (losses)                                                 104,002         117,968          84,360         325,206
                                                                        -----------     -----------     -----------     -----------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                       600,463         163,758         263,062       1,102,445
  End of period                                                             493,030         911,014         299,763       2,435,444
                                                                        -----------     -----------     -----------     -----------

Change in net unrealized appreciation
  (depreciation) of investments                                            (107,433)        747,256          36,701       1,332,999
                                                                        -----------     -----------     -----------     -----------

Increase (decrease) in net assets from operations                       $  (139,038)    $   954,578     $   521,206     $ 1,462,231
                                                                        ===========     ===========     ===========     ===========

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                         American         American         American
                                                                                      Funds Asset     Funds Global            Funds
                                                                        Alliance       Allocation           Growth           Growth
                                                                          Growth             SAST             SAST             SAST
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)     (Class 3)(1)     (Class 3)(1)     (Class 3)(1)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $          0     $          0     $          0     $          0
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                (2,210,739)            (657)          (2,673)          (2,069)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                          (2,210,739)            (657)          (2,673)          (2,069)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            3,609,710            2,284           26,171           30,354
  Cost of shares sold                                                 (3,110,013)          (2,251)         (25,416)         (29,789)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 499,697               33              755              565
Realized gain distributions                                                    0                0                0                0
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                              499,697               33              755              565
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 21,258,647                0                0                0
  End of period                                                       24,184,623            5,935           46,969           14,335
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                        2,925,976            5,935           46,969           14,335
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $  1,214,934     $      5,311     $     45,051     $     12,831
                                                                    ============     ============     ============     ============

                                                                        American
                                                                           Funds
                                                                   Growth-Income        Blue Chip             Cash        Corporate
                                                                            SAST           Growth       Management             Bond
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                    (Class 3)(1)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $           0    $       1,098    $   3,920,921    $   8,127,638
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                    (2,012)        (164,673)      (2,371,556)      (2,728,043)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                              (2,012)        (163,575)       1,549,365        5,399,595
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                               36,863        3,159,973      111,995,916        9,363,957
  Cost of shares sold                                                    (35,972)      (2,973,041)    (110,447,566)      (9,483,517)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions                     891          186,932        1,548,350         (119,560)
Realized gain distributions                                                    0                0                0                0
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                                  891          186,932        1,548,350         (119,560)
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                          0          748,481        1,294,430       (2,828,805)
  End of period                                                           15,022        1,204,413        2,297,213         (670,853)
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                           15,022          455,932        1,002,783        2,157,952
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $      13,901    $     479,289    $   4,100,498    $   7,437,987
                                                                   =============    =============    =============    =============

(1) For the period from September 5, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                           Davis                                          Federated
                                                                         Venture        "Dogs" of         Emerging         American
                                                                           Value      Wall Street          Markets          Leaders
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $   3,921,902    $     383,782    $     476,092    $     797,607
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                (6,943,761)        (242,437)        (780,542)        (859,643)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                          (3,021,859)         141,345         (304,450)         (62,036)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            9,357,303        4,427,394        7,507,044        5,450,259
  Cost of shares sold                                                 (7,903,098)      (4,036,243)      (6,292,688)      (4,842,991)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               1,454,205          391,151        1,214,356          607,268
Realized gain distributions                                                    0          284,182        9,891,008          655,101
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                            1,454,205          675,333       11,105,364        1,262,369
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 55,636,605          360,767        7,103,412        3,869,112
  End of period                                                      115,924,826        2,307,680        9,423,594       10,269,795
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                       60,288,221        1,946,913        2,320,182        6,400,683
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  58,720,567    $   2,763,591    $  13,121,096    $   7,601,016
                                                                   =============    =============    =============    =============

                                                                                                                            Goldman
                                                                         Foreign           Global           Global            Sachs
                                                                           Value             Bond         Equities         Research
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                   -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                        $   3,372,060    $   3,829,383    $     171,718    $       2,339
                                                                   -------------    -------------    -------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                (5,427,345)        (579,300)        (330,485)         (35,505)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                          (2,055,285)       3,250,083         (158,767)         (33,166)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           34,120,532        3,279,259        2,988,476          404,639
  Cost of shares sold                                                (26,337,804)      (3,279,597)      (2,509,890)        (367,498)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               7,782,728             (338)         478,586           37,141
Realized gain distributions                                            4,896,564          812,773                0                0
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                           12,679,292          812,435          478,586           37,141
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 48,786,800          251,407        2,347,654          116,263
  End of period                                                      115,464,654       (3,038,471)       6,124,651          412,551
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                       66,677,854       (3,289,878)       3,776,997          296,288
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  77,301,861    $     772,640    $   4,096,816    $     300,263
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                                      International
                                                                         Growth-           Growth       High-Yield      Diversified
                                                                          Income    Opportunities             Bond         Equities
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class3)        (Class 3)        (Class 3)        (Class 3)
                                                                    ------------    -------------     ------------    -------------
Investment income:
  Dividends                                                         $    105,218    $           0     $  5,630,235    $     518,993
                                                                    ------------    -------------     ------------    -------------

Expenses:
  Charges for distribution, mortality and expense risk                  (318,851)        (241,577)      (1,040,994)      (3,246,765)
                                                                    ------------    -------------     ------------    -------------

Net investment income (loss)                                            (213,633)        (241,577)       4,589,241       (2,727,772)
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            6,512,022        3,297,037       22,855,897       12,894,374
  Cost of shares sold                                                 (5,583,446)      (3,121,056)     (21,948,159)      (9,770,979)
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses) from securities transactions                 928,576          175,981          907,738        3,123,395
Realized gain distributions                                                    0                0                0                0
                                                                    ------------    -------------     ------------    -------------

Net realized gains (losses)                                              928,576          175,981          907,738        3,123,395
                                                                    ------------    -------------     ------------    -------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  3,236,319          543,499          764,828       29,929,861
  End of period                                                        3,642,700        1,723,844        3,143,584       68,983,755
                                                                    ------------    -------------     ------------    -------------

Change in net unrealized appreciation
  (depreciation) of investments                                          406,381        1,180,345        2,378,756       39,053,894
                                                                    ------------    -------------     ------------    -------------

Increase (decrease) in net assets from operations                   $  1,121,324    $   1,114,749     $  7,875,735    $  39,449,517
                                                                    ============    =============     ============    =============

                                                                                                                MFS
                                                                   International                      Massachusetts             MFS
                                                                          Growth          Marsico         Investors         Mid-Cap
                                                                        & Income           Growth             Trust          Growth
                                                                       Portfolio        Portfolio         Portfolio       Portfolio
                                                                       (Class 3)        (Class 3)         (Class 3)       (Class 3)
                                                                   -------------     ------------     -------------    ------------
Investment income:
  Dividends                                                        $   1,008,584     $          0     $     253,205    $          0
                                                                   -------------     ------------     -------------    ------------

Expenses:
  Charges for distribution, mortality and expense risk                (1,148,414)        (503,847)         (801,272)     (1,149,878)
                                                                   -------------     ------------     -------------    ------------

Net investment income (loss)                                            (139,830)        (503,847)         (548,067)     (1,149,878)
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                            6,349,838        3,200,773         4,486,933       7,527,160
  Cost of shares sold                                                 (4,932,362)      (2,766,024)       (3,800,643)     (6,783,371)
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses) from securities transactions               1,417,476          434,749           686,290         743,789
Realized gain distributions                                            1,113,971        2,133,478                 0               0
                                                                   -------------     ------------     -------------    ------------

Net realized gains (losses)                                            2,531,447        2,568,227           686,290         743,789
                                                                   -------------     ------------     -------------    ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 10,811,902        5,520,204         6,931,446       9,651,984
  End of period                                                       25,685,285        5,768,580        12,134,902      10,385,848
                                                                   -------------     ------------     -------------    ------------

Change in net unrealized appreciation
  (depreciation) of investments                                       14,873,383          248,376         5,203,456         733,864
                                                                   -------------     ------------     -------------    ------------

Increase (decrease) in net assets from operations                  $  17,265,000     $  2,312,756     $   5,341,679    $    327,775
                                                                   =============     ============     =============    ============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                           Putnam
                                                                       MFS Total          Growth:             Real      Small & Mid
                                                                          Return          Voyager           Estate        Cap Value
                                                                       Portfolio        Portfolio        Portfolio        Portfolio
                                                                       (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                                    ------------     ------------     ------------     ------------
Investment income:
  Dividends                                                         $  5,439,941     $          0     $    961,849     $    166,813
                                                                    ------------     ------------     ------------     ------------

Expenses:
  Charges for distribution, mortality and expense risk                (3,646,202)         (73,988)      (1,135,766)      (3,373,405)
                                                                    ------------     ------------     ------------     ------------

Net investment income (loss)                                           1,793,739          (73,988)        (173,917)      (3,206,592)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                           11,290,004        2,150,269        8,731,091       24,815,968
  Cost of shares sold                                                (10,748,106)      (1,962,321)      (7,208,263)     (21,955,198)
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses) from securities transactions                 541,898          187,948        1,522,828        2,860,770
Realized gain distributions                                            8,451,186                0        8,202,854       12,968,430
                                                                    ------------     ------------     ------------     ------------

Net realized gains (losses)                                            8,993,084          187,948        9,725,682       15,829,200
                                                                    ------------     ------------     ------------     ------------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                  6,082,614          483,699        6,716,176       22,607,399
  End of period                                                       18,360,455          588,793       17,067,666       33,355,986
                                                                    ------------     ------------     ------------     ------------

Change in net unrealized appreciation
  (depreciation) of investments                                       12,277,841          105,094       10,351,490       10,748,587
                                                                    ------------     ------------     ------------     ------------

Increase (decrease) in net assets from operations                   $ 23,064,664     $    219,054     $ 19,903,255     $ 23,371,195
                                                                    ============     ============     ============     ============


                                                                      Small Company      SunAmerica                         Telecom
                                                                              Value        Balanced      Technology         Utility
                                                                          Portfolio       Portfolio       Portfolio       Portfolio
                                                                       (Class 3)(2)       (Class 3)       (Class 3)       (Class 3)
                                                                      -------------     -----------     -----------     -----------
Investment income:
  Dividends                                                           $           0     $   361,260     $         0     $    22,258
                                                                      -------------     -----------     -----------     -----------

Expenses:
  Charges for distribution, mortality and expense risk                      (94,230)       (219,886)       (176,017)         (7,223)
                                                                      -------------     -----------     -----------     -----------

Net investment income (loss)                                                (94,230)        141,374        (176,017)         15,035
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions:
  Proceeds from shares sold                                                 291,308       2,938,177       3,878,867         163,076
  Cost of shares sold                                                      (292,042)     (2,757,784)     (3,827,380)       (152,959)
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses) from securities transactions                       (734)        180,393          51,487          10,117
Realized gain distributions                                                 920,165               0               0               0
                                                                      -------------     -----------     -----------     -----------

Net realized gains (losses)                                                 919,431         180,393          51,487          10,117
                                                                      -------------     -----------     -----------     -----------

Net unrealized appreciation (depreciation) of investments:
  Beginning of period                                                             0         590,886         437,059           6,114
  End of period                                                             255,252       1,479,523         507,171         102,486
                                                                      -------------     -----------     -----------     -----------

Change in net unrealized appreciation
  (depreciation) of investments                                             255,252         888,637          70,112          96,372
                                                                      -------------     -----------     -----------     -----------

Increase (decrease) in net assets from operations                     $   1,080,453     $ 1,210,404     $   (54,418)    $   121,524
                                                                      =============     ===========     ===========     ===========

(2) For the period from May 1, 2006 (inception) to December 31, 2006.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                 Worldwide                  Strategic    Growth and
                                                                               High Income      Comstock       Growth        Income
                                                                                 Portfolio     Portfolio    Portfolio     Portfolio
                                                                                 (Class 3)    (Class II)   (Class II)    (Class II)
                                                                               -----------  ------------  -----------  ------------
Investment income:
   Dividends                                                                   $   118,921  $  4,520,329  $         0  $  3,933,973
                                                                               -----------  ------------  -----------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                            (23,498)   (5,536,592)    (451,037)   (6,684,649)
                                                                               -----------  ------------  -----------  ------------

Net investment income (loss)                                                        95,423    (1,016,263)    (451,037)   (2,750,676)
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                       252,794    65,578,893    7,504,323    41,794,138
   Cost of shares sold                                                            (249,458)  (56,951,862)  (6,622,884)  (35,848,454)
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses) from securities transactions                             3,336     8,627,031      881,439     5,945,684
Realized gain distributions                                                              0    21,016,526            0    26,130,507
                                                                               -----------  ------------  -----------  ------------

Net realized gains (losses)                                                          3,336    29,643,557      881,439    32,076,191
                                                                               -----------  ------------  -----------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                              (1,506)   51,056,508    4,543,751    67,054,671
   End of period                                                                    14,487    69,843,114    4,294,500    95,785,356
                                                                               -----------  ------------  -----------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                     15,993    18,786,606     (249,251)   28,730,685
                                                                               -----------  ------------  -----------  ------------

Increase (decrease) in net assets from operations                              $   114,752  $ 47,413,900  $   181,151  $ 58,056,200
                                                                               ===========  ============  ===========  ============


                                                                                            Conservative  Conservative       Equity
                                                                                  Balanced      Balanced        Growth       Income
                                                                                 Portfolio     Portfolio     Portfolio         Fund
                                                                                 (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                                              ------------  ------------  ------------  -----------
Investment income:
   Dividends                                                                  $  3,640,774  $    457,066  $  1,233,198  $   741,331
                                                                              ------------  ------------  ------------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                         (2,585,750)     (249,724)   (1,172,597)    (660,150)
                                                                              ------------  ------------  ------------  -----------

Net investment income (loss)                                                     1,055,024       207,342        60,601       81,181
                                                                              ------------  ------------  ------------  -----------

Net realized gains(losses) from securities transactions:
   Proceeds from shares sold                                                    16,324,368     3,021,381    11,506,976    1,908,644
   Cost of shares sold                                                         (13,512,000)   (2,720,171)   (9,084,759)  (1,577,982)
                                                                              ------------  ------------  ------------  -----------

Net realized gains (losses) from securities transactions                         2,812,368       301,210     2,422,217      330,662
Realized gain distributions                                                              0        45,569             0    2,182,809
                                                                              ------------  ------------  ------------  -----------

Net realized gains (losses)                                                      2,812,368       346,779     2,422,217    2,513,471
                                                                              ------------  ------------  ------------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                          26,786,182     1,811,067    16,432,353    7,087,925
   End of period                                                                38,028,525     2,439,139    21,676,576   11,601,300
                                                                              ------------  ------------  ------------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                 11,242,343       628,072     5,244,223    4,513,375
                                                                              ------------  ------------  ------------  -----------

Increase (decrease) in net assets from operations                             $ 15,109,735  $  1,182,193  $  7,727,041  $ 7,108,027
                                                                              ============  ============  ============  ===========

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                    Flexible                  Growth &
                                                                                      Income       Growth       Income       Income
                                                                                   Portfolio         Fund         Fund         Fund
                                                                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                                 -----------  -----------  -----------  -----------
Investment income:
   Dividends                                                                     $ 1,388,987  $     1,815  $   123,824  $   670,881
                                                                                 -----------  -----------  -----------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                             (506,348)     (23,196)    (129,694)    (181,975)
                                                                                 -----------  -----------  -----------  -----------

Net investment income (loss)                                                         882,639      (21,381)      (5,870)     488,906
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                       8,015,208      278,229      819,805    1,051,664
   Cost of shares sold                                                            (7,524,543)    (242,308)    (701,402)  (1,066,467)
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions                             490,665       35,921      118,403      (14,803)
Realized gain distributions                                                           19,291            0            0        6,545
                                                                                 -----------  -----------  -----------  -----------

Net realized gains (losses)                                                          509,956       35,921      118,403       (8,258)
                                                                                 -----------  -----------  -----------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                             2,557,128      294,262    1,385,350      (89,358)
   End of period                                                                   2,868,666      330,674    2,113,614      (98,906)
                                                                                 -----------  -----------  -----------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                      311,538       36,412      728,264       (9,548)
                                                                                 -----------  -----------  -----------  -----------

Increase (decrease) in net assets from operations                                $ 1,704,133  $    50,952  $   840,797  $   471,100
                                                                                 ===========  ===========  ===========  ===========


                                                                               International      Mid Cap        Money
                                                                                      Growth        Stock       Market         REIT
                                                                                        Fund         Fund         Fund         Fund
                                                                                   (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                               -------------  -----------  -----------  -----------
Investment income:
   Dividends                                                                   $      27,662  $   107,556  $   158,973  $    33,751
                                                                               -------------  -----------  -----------  -----------

Expenses:
   Charges for distribution, mortality and expense risk                              (29,058)     (95,317)     (53,633)     (20,209)
                                                                               -------------  -----------  -----------  -----------

Net investment income (loss)                                                          (1,396)      12,239      105,340       13,542
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                         116,757      742,671    5,490,443      195,175
   Cost of shares sold                                                              (102,378)    (616,436)  (5,490,443)    (170,732)
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses) from securities transactions                              14,379      126,235            0       24,443
Realized gain distributions                                                                0      653,503            0      111,087
                                                                               -------------  -----------  -----------  -----------

Net realized gains (losses)                                                           14,379      779,738            0      135,530
                                                                               -------------  -----------  -----------  -----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                               184,779    1,141,304            0      105,480
   End of period                                                                     578,745    1,280,208            0      339,407
                                                                               -------------  -----------  -----------  -----------

Change in net unrealized appreciation
  (depreciation) of investments                                                      393,966      138,904            0      233,927
                                                                               -------------  -----------  -----------  -----------

Increase (decrease) in net assets from operations                              $     406,949  $   930,881  $   105,340  $   382,999
                                                                               =============  ===========  ===========  ===========


                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                                               Short Term         Small         Small     Strategic
                                                                                   Income    Cap Growth     Cap Value        Growth
                                                                                     Fund          Fund          Fund     Portfolio
                                                                                (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                                               ----------  ------------  ------------  ------------
Investment income:
   Dividends                                                                   $  158,954  $          0  $      1,424  $    236,212
                                                                               ----------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                           (49,592)      (27,322)       (1,835)     (334,891)
                                                                               ----------  ------------  ------------  ------------

Net investment income (loss)                                                      109,362       (27,322)         (411)      (98,679)
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                      600,681       219,103        15,979     2,575,992
   Cost of shares sold                                                           (624,213)     (195,120)      (15,835)   (2,051,609)
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                          (23,532)       23,983           144       524,383
Realized gain distributions                                                             0             0        12,261             0
                                                                               ----------  ------------  ------------  ------------

Net realized gains (losses)                                                       (23,532)       23,983        12,405       524,383
                                                                               ----------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                           (100,839)      261,553         1,552     4,529,108
   End of period                                                                  (86,408)      352,806         7,040     6,561,001
                                                                               ----------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                    14,431        91,253         5,488     2,031,893
                                                                               ----------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                              $  100,261  $     87,914  $     17,482  $  2,457,597
                                                                               ==========  ============  ============  ============


                                                                                     U.S.
                                                                               Government   West Coast                 Conservative
                                                                               Securities    Equity          Balanced      Balanced
                                                                                     Fund       Fund        Portfolio     Portfolio
                                                                                (Class 1)     (Class 1)     (Class 2)     (Class 2)
                                                                             ------------  ------------  ------------  ------------
Investment income:
   Dividends                                                                 $    569,207  $    116,458  $  3,171,821  $    622,528
                                                                             ------------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                          (178,807)     (345,779)   (2,603,218)     (386,266)
                                                                             ------------  ------------  ------------  ------------

Net investment income (loss)                                                      390,400      (229,321)      568,603       236,262
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                    3,045,483     1,050,957    28,641,006     6,711,911
   Cost of shares sold                                                         (3,149,881)     (869,240)  (24,876,767)   (6,300,750)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                         (104,398)      181,717     3,764,239       411,161
Realized gain distributions                                                             0       457,801             0        66,917
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses)                                                      (104,398)      639,518     3,764,239       478,078
                                                                             ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                           (404,172)    4,432,536    19,830,625     1,492,218
   End of period                                                                 (343,382)    6,476,070    28,917,287     2,340,163
                                                                             ------------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                    60,790     2,043,534     9,086,662       847,945
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                            $    346,792  $  2,453,731  $ 13,419,504  $  1,562,285
                                                                             ============  ============  ============  ============

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                               Conservative        Equity      Flexible
                                                                                     Growth        Income        Income      Growth
                                                                                  Portfolio          Fund     Portfolio        Fund
                                                                                  (Class 2)     (Class 2)     (Class 2)   (Class 2)
                                                                               ------------  ------------  ------------  ----------
Investment income:
   Dividends                                                                   $    973,245  $    636,008  $  2,466,882  $        0
                                                                               ------------  ------------  ------------  ----------

Expenses:
   Charges for distribution, mortality and expense risk                          (1,120,346)     (657,447)     (998,570)    (16,371)
                                                                               ------------  ------------  ------------  ----------

Net investment income (loss)                                                       (147,101)      (21,439)    1,468,312     (16,371)
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                     11,694,738     4,858,204    23,998,483     358,133
   Cost of shares sold                                                           (9,960,675)   (4,225,489)  (23,046,334)   (308,017)
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses) from securities transactions                          1,734,063       632,715       952,149      50,116
Realized gain distributions                                                               0     2,049,836        36,546           0
                                                                               ------------  ------------  ------------  ----------

Net realized gains (losses)                                                       1,734,063     2,682,551       988,695      50,116
                                                                               ------------  ------------  ------------  ----------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                            9,485,847     4,882,015     3,168,199     192,617
   End of period                                                                 14,861,439     8,472,184     3,594,852     183,875
                                                                               ------------  ------------  ------------  ----------

Change in net unrealized appreciation
  (depreciation) of investments                                                   5,375,592     3,590,169       426,653      (8,742)
                                                                               ------------  ------------  ------------  ----------

Increase (decrease) in net assets from operations                              $  6,962,554  $  6,251,281  $  2,883,660  $   25,003
                                                                               ============  ============  ============  ==========


                                                                                 Growth &                International      Mid Cap
                                                                                   Income        Income         Growth        Stock
                                                                                     Fund          Fund           Fund         Fund
                                                                                (Class 2)     (Class 2)      (Class 2)    (Class 2)
                                                                             ------------  ------------  -------------  -----------
Investment income:
   Dividends                                                                 $     40,150  $    934,041  $     46,287  $     52,379
                                                                             ------------  ------------  ------------  ------------

Expenses:
   Charges for distribution, mortality and expense risk                           (53,621)     (275,182)      (45,895)      (55,553)
                                                                             ------------  ------------  ------------  ------------

Net investment income (loss)                                                      (13,471)      658,859           392        (3,174)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                                    1,173,373     7,955,106       222,986       961,363
   Cost of shares sold                                                         (1,028,197)   (8,192,156)     (215,575)     (861,498)
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses) from securities transactions                          145,176      (237,050)        7,411        99,865
Realized gain distributions                                                             0         9,646             0       355,365
                                                                             ------------  ------------  ------------  ------------

Net realized gains (losses)                                                       145,176      (227,404)        7,411       455,230
                                                                             ------------  ------------  ------------  ------------

Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                                            432,362      (346,829)      154,227       509,239
   End of period                                                                  631,498      (303,152)      625,840       539,214
                                                                             ------------  ------------  ------------  ------------

Change in net unrealized appreciation
  (depreciation) of investments                                                   199,136        43,677       471,613        29,975
                                                                             ------------  ------------  ------------  ------------

Increase (decrease) in net assets from operations                            $    330,841  $    475,132  $    479,416  $    482,031
                                                                             ============  ============  ============  ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                              Money                      Short Term            Small
                                                                             Market            REIT          Income       Cap Growth
                                                                               Fund            Fund            Fund             Fund
                                                                          (Class 2)       (Class 2)       (Class 2)        (Class 2)
                                                                       ------------    ------------    ------------    -------------
Investment income:
    Dividends                                                          $    148,388    $     29,806    $    177,932    $          0
                                                                       ------------    ------------    ------------    ------------

Expenses:
    Charges for distribution, mortality and expense risk                    (58,637)        (23,357)        (65,736)        (17,263)
                                                                       ------------    ------------    ------------    ------------

Net investment income (loss)                                                 89,751           6,449         112,196         (17,263)
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                            10,031,040         265,489       2,774,822         379,075
    Cost of shares sold                                                 (10,031,040)       (244,509)     (2,876,329)       (345,051)
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses) from securities transactions                          0          20,980        (101,507)         34,024
Realized gain distributions                                                       0         104,477               0               0
                                                                       ------------    ------------    ------------    ------------

Net realized gains (losses)                                                       0         125,457        (101,507)         34,024
                                                                       ------------    ------------    ------------    ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                           0          45,161        (164,392)        103,410
    End of period                                                                 0         320,947         (78,751)        126,945
                                                                       ------------    ------------    ------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments                                                 0         275,786          85,641          23,535
                                                                       ------------    ------------    ------------    ------------

Increase (decrease) in net assets from operations                      $     89,751    $    407,692    $     96,330    $     40,296
                                                                       ============    ============    ============    ============

                                                                              Small      Strategic              U.S.      West Coast
                                                                          Cap Value         Growth        Government          Equity
                                                                               Fund      Portfolio   Securities Fund            Fund
                                                                          (Class 2)      (Class 2)         (Class 2)       (Class 2)
                                                                       ------------   ------------   ---------------   -------------
Investment income:

    Dividends                                                          $     1,467    $   223,935    $      293,056    $     37,515
                                                                       -----------    -----------    --------------    ------------

Expenses:
    Charges for distribution, mortality and expense risk                    (2,214)      (403,035)         (105,839)       (191,406)
                                                                       -----------    -----------    --------------    ------------

Net investment income (loss)                                                  (747)      (179,100)          187,217        (153,891)
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                               30,249      3,892,217         4,417,728       2,266,504
    Cost of shares sold                                                    (32,621)    (3,390,396)       (4,610,189)     (1,892,011)
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses) from securities transactions                    (2,372)       501,821          (192,461)        374,493
Realized gain distributions                                                 12,717              0                 0         225,091
                                                                       -----------    -----------    --------------    ------------

Net realized gains (losses)                                                 10,345        501,821          (192,461)        599,584
                                                                       -----------    -----------    --------------    ------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                        (68)     2,996,182          (263,861)      2,007,429
    End of period                                                            9,798      5,348,143          (143,415)      2,773,133
                                                                       -----------    -----------    --------------    ------------

Change in net unrealized appreciation
    (depreciation) of investments                                            9,866      2,351,961           120,446         765,704
                                                                       -----------    -----------    --------------    ------------

Increase (decrease) in net assets from operations                      $    19,464    $ 2,674,682    $      115,202    $  1,211,397
                                                                       ===========    ===========    ==============    ============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)


                                                                              Columbia       Columbia       Columbia
                                                                                 Asset          Large          Small        Columbia
                                                                            Allocation      Cap Value        Company      High Yield
                                                                                 Fund,          Fund,   Growth Fund,           Fund,
                                                                              Variable       Variable       Variable        Variable
                                                                                Series         Series         Series          Series
                                                                             (Class A)      (Class A)      (Class A)       (Class A)
                                                                          ------------   ------------   ------------   -------------
Investment income:
    Dividends                                                             $    63,475    $   223,284    $         0    $   742,844
                                                                          -----------    -----------    -----------    -----------

Expenses:
    Charges for distribution, mortality and expense risk                      (21,253)      (111,368)       (63,462)      (482,684)
                                                                          -----------    -----------    -----------    -----------

Net investment income (loss)                                                   42,222        111,916        (63,462)       260,160
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                                 186,063      1,433,954        776,257      7,657,080
    Cost of shares sold                                                      (174,036)    (1,264,126)      (662,050)    (7,251,541)
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses) from securities transactions                       12,027        169,828        114,207        405,539
Realized gain distributions                                                   159,871        641,148        796,330        252,630
                                                                          -----------    -----------    -----------    -----------

Net realized gains (losses)                                                   171,898        810,976        910,537        658,169
                                                                          -----------    -----------    -----------    -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                       207,440      1,221,526        915,182      1,229,208
    End of period                                                              92,030      1,385,858        479,579      2,993,820
                                                                          -----------    -----------    -----------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                                            (115,410)       164,332       (435,603)     1,764,612
                                                                          -----------    -----------    -----------    -----------

Increase (decrease) in net assets from operations                         $    98,710    $ 1,087,224    $   411,472    $ 2,682,941
                                                                          ===========    ===========    ===========    ===========

                                                                      Columbia          Columbia          Columbia          Columbia
                                                                       Marsico           Marsico           Marsico           Mid Cap
                                                                       Focused            Growth      21st Century            Growth
                                                                Equities Fund,             Fund,             Fund,             Fund,
                                                               Variable Series   Variable Series   Variable Series   Variable Series
                                                                     (Class A)         (Class A)         (Class A)         (Class A)
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $            0    $            0    $        3,361    $            0
                                                               --------------    --------------    --------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk           (1,100,964)         (100,306)          (28,392)          (33,020)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                       (1,100,964)         (100,306)          (25,031)          (33,020)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                       8,540,565         1,306,835           209,338           296,841
    Cost of shares sold                                            (6,787,679)       (1,126,108)         (171,186)         (247,296)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions            1,752,886           180,727            38,152            49,545
Realized gain distributions                                                 0                 0            61,271           101,350
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                         1,752,886           180,727            99,423           150,895
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            12,479,807         1,322,482           431,576           281,607
    End of period                                                  16,684,974         1,519,574           655,566           463,620
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                   4,205,167           197,092           223,990           182,013
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $    4,857,089    $      277,513    $      298,382    $      299,888
                                                               ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)


                                                                        Columbia
                                                                         Marsico
                                                                   International
                                                                   Opportunities             Asset          Global
                                                                           Fund,        Allocation          Growth            Growth
                                                                 Variable Series              Fund            Fund              Fund
                                                                       (Class B)         (Class 2)       (Class 2)         (Class 2)
                                                                  --------------    --------------   -------------   ---------------
Investment income:
    Dividends                                                    $       21,194     $   3,148,576    $  3,471,766    $    5,943,937
                                                                 --------------     -------------    ------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk               (112,935)       (2,136,575)     (6,396,744)      (10,861,291)
                                                                 --------------     -------------    ------------    --------------

Net investment income (loss)                                            (91,741)        1,012,001      (2,924,978)       (4,917,354)
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                         1,533,904        12,518,643      25,892,206        55,405,477
    Cost of shares sold                                              (1,161,182)      (10,225,666)    (20,406,150)      (44,004,172)
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses) from securities transactions                372,722         2,292,977       5,486,056        11,401,305
Realized gain distributions                                             223,721         1,804,093               0         4,243,493
                                                                 --------------     -------------    ------------    --------------

Net realized gains (losses)                                             596,443         4,097,070       5,486,056        15,644,798
                                                                 --------------     -------------    ------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               1,745,243        19,194,124      60,387,208       128,831,047
    End of period                                                     2,647,275        31,031,904     129,525,813       176,233,451
                                                                 --------------     -------------    ------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                       902,032        11,837,780      69,138,605        47,402,404
                                                                 --------------     -------------    ------------    --------------

Increase (decrease) in net assets from operations                $    1,406,734     $  16,946,851    $ 71,699,683    $   58,129,848
                                                                 ==============     =============    ============    ==============

                                                                          Growth             Asset            Cash
                                                                          Income        Allocation      Management            Growth
                                                                            Fund              Fund            Fund              Fund
                                                                       (Class 2)         (Class 3)       (Class 3)         (Class 3)
                                                                   -------------    --------------   -------------   ---------------
Investment income:
    Dividends                                                      $  11,300,642    $   1,651,328    $     377,588    $   3,616,144
                                                                   -------------    -------------    -------------    -------------

Expenses:
    Charges for distribution, mortality and expense risk             (10,588,303)      (1,000,183)        (227,525)      (6,134,769)
                                                                   -------------    -------------    -------------    -------------

Net investment income (loss)                                             712,339          651,145          150,063       (2,518,625)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                         53,352,700       13,888,055       21,674,321       96,666,987
    Cost of shares sold                                              (45,011,150)     (13,283,498)     (21,425,548)     (94,741,040)
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses) from securities transactions               8,341,550          604,557          248,773        1,925,947
Realized gain distributions                                           15,780,953        1,003,662                0        2,907,952
                                                                   -------------    -------------    -------------    -------------

Net realized gains (losses)                                           24,122,503        1,608,219          248,773        4,833,899
                                                                   -------------    -------------    -------------    -------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                               80,548,453       (1,186,137)         169,701       (5,671,342)
    End of period                                                    143,255,371        6,107,324          340,198       31,117,347
                                                                   -------------    -------------    -------------    -------------

Change in net unrealized appreciation
    (depreciation) of investments                                     62,706,918        7,293,461          170,497       36,788,689
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets from operations                  $  87,541,760    $   9,552,825    $     569,333    $  39,103,963
                                                                   =============    =============    =============    =============


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                                                                U.S.
                                                                                                                         Government/
                                                                       Growth-       High-Income                           AAA-Rated
                                                                        Income              Bond     International        Securities
                                                                          Fund              Fund              Fund              Fund
                                                                     (Class 3)         (Class 3)         (Class 3)         (Class 3)
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $    6,933,881    $    2,047,053    $    1,877,830    $    1,244,651
                                                               --------------    --------------    --------------    --------------

Expenses:
    Charges for distribution, mortality and expense risk           (5,956,535)         (455,140)       (1,513,764)         (437,157)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                          977,346         1,591,913           364,066           807,494
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      77,866,260         9,602,408        18,680,435        10,261,490
    Cost of shares sold                                           (79,313,775)      (10,919,251)      (16,572,756)      (11,295,450)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions           (1,447,515)       (1,316,843)        2,107,679        (1,033,960)
Realized gain distributions                                        10,808,590                 0         1,053,317                 0
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                         9,361,075        (1,316,843)        3,160,996        (1,033,960)
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                           (30,224,952)       (6,178,597)        6,426,195        (3,681,870)
    End of period                                                  18,463,792        (3,354,153)       21,493,635        (2,727,397)
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                  48,688,744         2,824,444        15,067,440           954,473
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $   59,027,165    $    3,099,514    $   18,592,502    $      728,007
                                                               ==============    ==============    ==============    ==============

                                                                        Growth           Mid Cap              BB&T
                                                                    and Income             Value   Capital Manager              BB&T
                                                                     Portfolio         Portfolio        Equity VIF     Large Cap VIF
                                                                    (Class VC)        (Class VC)         Portfolio         Portfolio
                                                               ---------------   ---------------   ---------------   ---------------
Investment income:
    Dividends                                                  $    2,911,454    $      476,600    $       24,052    $        8,768
                                                               --------------    --------------    --------------    --------------


Expenses:
    Charges for distribution, mortality and expense risk           (3,322,573)       (1,605,438)          (28,688)          (12,491)
                                                               --------------    --------------    --------------    --------------

Net investment income (loss)                                         (411,119)       (1,128,838)           (4,636)           (3,723)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                      23,703,412        28,785,764           246,287            26,058
    Cost of shares sold                                           (20,761,325)      (24,069,585)         (242,552)          (24,736)
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses) from securities transactions            2,942,087         4,716,179             3,735             1,322
Realized gain distributions                                         7,801,798         7,426,005            78,746                 0
                                                               --------------    --------------    --------------    --------------

Net realized gains (losses)                                        10,743,885        12,142,184            82,481             1,322
                                                               --------------    --------------    --------------    --------------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                            16,273,394        17,729,256              (450)           (1,758)
    End of period                                                  36,946,253        16,499,282           200,268           169,457
                                                               --------------    --------------    --------------    --------------

Change in net unrealized appreciation
    (depreciation) of investments                                  20,672,859        (1,229,974)          200,718           171,215
                                                               --------------    --------------    --------------    --------------

Increase (decrease) in net assets from operations              $   31,005,625    $    9,783,372    $      278,563    $      168,814
                                                               ==============    ==============    ==============    ==============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                                                BB&T
                                                                                  BB&T           BB&T         Special           BB&T
                                                                             Large Cap        Mid Cap   Opportunities   Total Return
                                                                            Growth VIF     Growth VIF      Equity VIF       Bond VIF
                                                                             Portfolio      Portfolio       Portfolio      Portfolio
                                                                          ------------   ------------   -------------   ------------
Investment income:
    Dividends                                                             $       639    $     1,992    $        852    $    63,845
                                                                          -----------    -----------    ------------    -----------

Expenses:
    Charges for distribution, mortality and expense risk                       (1,684)       (18,293)        (25,540)       (22,360)
                                                                          -----------    -----------    ------------    -----------

Net investment income (loss)                                                   (1,045)       (16,301)        (24,688)        41,485
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses) from securities transactions:
    Proceeds from shares sold                                                  22,731        125,934         213,803         33,894
    Cost of shares sold                                                       (22,240)      (129,724)       (200,694)       (33,999)
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses) from securities transactions                          491         (3,790)         13,109           (105)
Realized gain distributions                                                       205         78,095          84,209              0
                                                                          -----------    -----------    ------------    -----------

Net realized gains (losses)                                                       696         74,305          97,318           (105)
                                                                          -----------    -----------    ------------    -----------

Net unrealized appreciation (depreciation) of investments:
    Beginning of period                                                          (256)           275           1,258            456
    End of period                                                              10,167        (31,455)        298,179         11,886
                                                                          -----------    -----------    ------------    -----------

Change in net unrealized appreciation
    (depreciation) of investments                                              10,423        (31,730)        296,921         11,430
                                                                          -----------    -----------    ------------    -----------

Increase (decrease) in net assets from operations                         $    10,074    $    26,274    $    369,551    $    52,810
                                                                          ===========    ===========    ============    ===========


                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006

                                                                                                         Government
                                                                            Asset          Capital              and
                                                                       Allocation     Appreciation     Quality Bond           Growth
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 1)        (Class 1)        (Class 1)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   4,746,725    $  (9,827,390)   $   5,697,655    $  (2,787,677)


    Net realized gains (losses)                                        7,583,681        5,003,751         (838,320)      25,266,895
    Change in net unrealized appreciation
        (depreciation) of investments                                 14,453,916       69,262,196         (608,149)       9,855,289
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations             26,784,322       64,438,557        4,251,186       32,334,507
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       2,024,766        3,762,594        2,328,893        1,492,696
    Cost of units redeemed                                           (62,024,631)    (126,398,361)     (62,892,978)     (53,697,056)
    Net transfers                                                     (9,561,429)     (30,341,039)       1,884,705      (16,031,217)
    Contract maintenance charge                                         (112,924)        (288,831)         (94,112)        (111,358)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     (69,674,218)    (153,265,637)     (58,773,492)     (68,346,935)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                    (42,889,896)     (88,827,080)     (54,522,306)     (36,012,428)
Net assets at beginning of period                                    321,733,604      757,649,565      313,817,725      322,928,294
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 278,843,708    $ 668,822,485    $ 259,295,419    $ 286,915,866
                                                                   =============    =============    =============    =============


ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            84,814           90,465          137,285           48,998
    Units redeemed                                                    (2,599,860)      (3,103,036)      (3,696,714)      (1,679,736)
    Units transferred                                                   (405,316)        (739,588)         106,622         (508,452)
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                              (2,920,362)      (3,752,159)      (3,452,807)      (2,139,190)
Beginning units                                                       13,938,800       19,508,840       18,471,409       10,505,079
                                                                   -------------    -------------    -------------    -------------
Ending units                                                          11,018,438       15,756,681       15,018,602        8,365,889
                                                                   =============    =============    =============    =============

                                                                                                                          Government
                                                                          Natural            Asset          Capital              and
                                                                        Resources       Allocation     Appreciation     Quality Bond
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 1)        (Class 2)        (Class 2)        (Class 2)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $  (1,699,752)   $     258,935    $  (1,908,786)   $   2,274,704

    Net realized gains (losses)                                       27,918,135          408,870        5,806,861         (736,737)
    Change in net unrealized appreciation
        (depreciation) of investments                                 11,560,568          902,213        7,394,163          180,621
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations             37,778,951        1,570,018       11,292,238        1,718,588
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       1,786,614          139,110        3,676,777        1,502,910
    Cost of units redeemed                                           (32,660,245)      (1,220,099)     (14,575,014)     (13,424,761)
    Net transfers                                                     (2,154,579)        (235,809)        (669,583)       2,569,130
    Contract maintenance charge                                          (55,917)          (2,822)         (20,313)         (17,726)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     (33,084,127)      (1,319,620)     (11,588,133)      (9,370,447)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                      4,694,824          250,398         (295,895)      (7,651,859)
Net assets at beginning of period                                    179,488,507       17,640,251      125,735,996      124,714,245
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 184,183,331    $  17,890,649    $ 125,440,101    $ 117,062,386
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            40,121            5,717           89,755           88,943
    Units redeemed                                                      (722,584)         (52,158)        (355,575)        (793,302)
    Units transferred                                                    (72,995)          (9,829)         (19,487)         148,386
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                                (755,458)         (56,270)        (285,307)        (555,973)
Beginning units                                                        4,551,838          771,375        3,183,176        7,329,772
                                                                   -------------    -------------    -------------    -------------
Ending units                                                           3,796,380          715,105        2,897,869        6,773,799
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                  (continued)

                                                                                           Natural            Asset          Capital
                                                                           Growth        Resources       Allocation     Appreciation
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 2)        (Class 2)        (Class 3)        (Class 3)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $    (813,094)   $    (407,193)   $     400,729    $  (5,206,768)

    Net realized gains (losses)                                        8,702,500        4,666,624          209,227        1,899,015
    Change in net unrealized appreciation
        (depreciation) of investments                                    185,512        3,068,993        1,557,868       34,074,780
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations              8,074,918        7,328,424        2,167,824       30,767,027
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                       1,156,087          399,884        5,085,037       87,517,349
    Cost of units redeemed                                            (7,049,131)      (3,690,224)      (1,888,243)     (18,857,491)
    Net transfers                                                     (2,304,984)       1,455,039        5,740,977       36,327,915
    Contract maintenance charge                                          (11,471)          (5,330)          (2,334)         (43,765)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                      (8,209,499)      (1,840,631)       8,935,437      104,944,008
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                       (134,581)       5,487,793       11,103,261      135,711,035
Net assets at beginning of period                                     76,357,097       33,185,413       17,058,830      262,830,722
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $  76,222,516    $  38,673,206    $  28,162,091    $ 398,541,757
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                            37,006            9,266          217,331        2,177,401
    Units redeemed                                                      (223,024)         (83,201)         (80,542)        (464,585)
    Units transferred                                                    (73,250)          30,922          247,188          894,257
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                                (259,268)         (43,013)         383,977        2,607,073
Beginning units                                                        2,499,894          847,774          750,594        6,681,856
                                                                   -------------    -------------    -------------    -------------
Ending units                                                           2,240,626          804,761        1,134,571        9,288,929
                                                                   =============    =============    =============    =============

                                                                       Government
                                                                              and                           Natural       Aggressive
                                                                     Quality Bond           Growth        Resources           Growth
                                                                        Portfolio        Portfolio        Portfolio        Portfolio
                                                                        (Class 3)        (Class 3)        (Class 3)        (Class 1)
                                                                   --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                                   $   6,951,095    $  (2,023,074)   $    (986,004)   $  (1,551,368)

    Net realized gains (losses)                                         (496,608)      17,100,508        5,194,379       (1,729,262)
    Change in net unrealized appreciation
        (depreciation) of investments                                   (612,556)       3,389,515       11,909,733       15,012,274
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from operations              5,841,931       18,466,949       16,118,108       11,731,644
                                                                   -------------    -------------    -------------    -------------

From capital transactions:
    Net proceeds from units sold                                      77,597,221       27,629,665       34,706,819        1,079,808
    Cost of units redeemed                                           (26,088,137)     (10,885,647)      (5,847,742)     (19,837,278)
    Net transfers                                                     50,070,530        9,719,552       13,904,807      (10,963,799)
    Contract maintenance charge                                          (45,675)         (27,593)          (9,407)         (60,637)
                                                                   -------------    -------------    -------------    -------------
        Increase (decrease) in net assets from capital
    transactions                                                     101,533,939       26,435,977       42,754,477      (29,781,906)
                                                                   -------------    -------------    -------------    -------------

Increase (decrease) in net assets                                    107,375,870       44,902,926       58,872,585      (18,050,262)
Net assets at beginning of period                                    292,427,365      146,367,054       57,999,175      121,925,535
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $ 399,803,235    $ 191,269,980    $ 116,871,760    $ 103,875,273
                                                                   =============    =============    =============    =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                         4,637,913          885,896          794,531           66,687
    Units redeemed                                                    (1,552,747)        (344,777)        (130,583)      (1,211,135)
    Units transferred                                                  2,958,114          309,650          308,824         (684,192)
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in units outstanding                               6,043,280          850,769          972,772       (1,828,640)
Beginning units                                                       17,250,525        4,809,610        1,488,282        7,756,045
                                                                   -------------    -------------    -------------    -------------
Ending units                                                          23,293,805        5,660,379        2,461,054        5,927,405
                                                                   =============    =============    =============    =============

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                   Alliance         Blue Chip               Cash          Corporate
                                                                     Growth            Growth         Management               Bond
                                                                  Portfolio         Portfolio          Portfolio          Portfolio
                                                                  (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (8,178,381)     $   (249,192)     $   1,488,450      $   4,423,107

    Net realized gains (losses)                                 (36,294,663)          151,712          2,550,155            814,524
    Change in net unrealized appreciation
        (depreciation) of investments                            36,410,658         1,011,800            470,047          1,334,794
                                                              -------------      ------------      -------------      -------------

        Increase (decrease) in net assets from                   (8,062,386)          914,320          4,508,652          6,572,425
         operations                                           -------------      ------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                  3,626,190           129,894          3,037,324          1,341,589
    Cost of units redeemed                                     (110,797,424)       (2,934,590)      (109,082,191)       (32,285,024)
    Net transfers                                               (50,033,513)       (4,892,259)       107,799,196          5,800,907
    Contract maintenance charge                                    (333,233)           (7,563)           (66,009)           (48,886)
                                                              -------------      ------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (157,537,980)       (7,704,518)         1,688,320        (25,191,414)
                                                              -------------      ------------      -------------      -------------

Increase (decrease) in net assets                              (165,600,366)       (6,790,198)         6,196,972        (18,618,989)
Net assets at beginning of period                               677,466,507        24,055,659        121,430,235        174,651,502
                                                              -------------      ------------      -------------      -------------
Net assets at end of period                                   $ 511,866,141      $ 17,265,461      $ 127,627,207      $ 156,032,513
                                                              =============      ============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      113,336            20,456            231,098             77,372
    Units redeemed                                               (3,428,235)         (480,892)        (8,288,497)        (1,854,542)
    Units transferred                                            (1,545,907)         (794,957)         8,244,396            326,203
                                                              -------------      ------------      -------------      -------------
Increase (decrease) in units outstanding                         (4,860,806)       (1,255,393)           186,997         (1,450,967)
Beginning units                                                  20,472,605         3,948,546          9,367,344         10,147,415
                                                              -------------      ------------      -------------      -------------
Ending units                                                     15,611,799         2,693,153          9,554,341          8,696,448
                                                              =============      ============      =============      =============

                                                                      Davis                                               Federated
                                                                    Venture         "Dogs" of           Emerging           American
                                                                      Value       Wall Street            Markets            Leaders
                                                                  Portfolio         Portfolio          Portfolio          Portfolio
                                                                  (Class 1)         (Class 1)          (Class 1)          (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                            $    (7,829,926)     $    523,976      $    (756,440)     $      (6,664)

    Net realized gains (losses)                                  84,727,807         3,421,645         35,329,320          6,361,678
    Change in net unrealized appreciation
        (depreciation) of investments                            99,552,094         5,770,854         (4,882,176)         8,982,494
                                                            ---------------      ------------      -------------      -------------
        Increase (decrease) in net assets from                  176,449,975         9,716,475         29,690,704         15,337,508
         operations                                         ---------------      ------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                  6,455,272           444,334            619,538            520,498
    Cost of units redeemed                                     (266,249,270)      (12,877,212)       (21,213,094)       (23,776,368)
    Net transfers                                               (39,930,030)          903,435         (3,567,957)        (9,753,463)
    Contract maintenance charge                                    (565,803)          (23,975)           (43,699)           (47,967)
                                                            ---------------      ------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (300,289,831)      (11,553,418)       (24,205,212)       (33,057,300)
                                                            ---------------      ------------      -------------      -------------

Increase (decrease) in net assets                              (123,839,856)       (1,836,943)         5,485,492        (17,719,792)
Net assets at beginning of period                             1,496,562,341        55,512,513        121,396,530        125,937,063
                                                            ---------------      ------------      -------------      -------------
Net assets at end of period                                 $ 1,372,722,485      $ 53,675,570      $ 126,882,022      $ 108,217,271
                                                            ===============      ============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      181,256            38,536             37,616             28,052
    Units redeemed                                               (7,456,845)       (1,089,682)        (1,279,471)        (1,259,186)
    Units transferred                                            (1,119,623)           68,933           (311,582)          (520,077)
                                                            ---------------      ------------      -------------      -------------
Increase (decrease) in units outstanding                         (8,395,212)         (982,213)        (1,553,437)        (1,751,211)
Beginning units                                                  43,943,760         5,091,088          8,139,591          6,941,211
                                                            ---------------      ------------      -------------      -------------
Ending units                                                     35,548,548         4,108,875          6,586,154          5,190,000
                                                            ===============      ============      =============      =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                            $  5,234,423       $  (1,121,530)      $   (172,898)      $  (4,120,455)

    Net realized gains (losses)                                2,005,128           5,134,732            439,613          11,756,999
    Change in net unrealized appreciation
        (depreciation) of investments                         (5,664,664)         30,776,673          1,651,899          18,078,444
                                                            ------------       -------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                            1,574,887          34,789,875          1,918,614          25,714,988
                                                            ------------       -------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                 413,039             817,851             59,095           3,151,538
    Cost of units redeemed                                   (14,390,556)        (32,808,037)        (2,233,966)        (99,028,824)
    Net transfers                                              1,082,151          (2,195,398)          (182,637)        (41,296,226)
    Contract maintenance charge                                  (20,287)            (73,984)            (4,610)           (224,560)
                                                            ------------       -------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                (12,915,653)        (34,259,568)        (2,362,118)       (137,398,072)
                                                            ------------       -------------       ------------       -------------

Increase (decrease) in net assets                            (11,340,766)            530,307           (443,504)       (111,683,084)
Net assets at beginning of period                             77,386,541         176,433,813         14,900,856         560,747,209
                                                            ------------       -------------       ------------       -------------
Net assets at end of period                                 $ 66,045,775       $ 176,964,120       $ 14,457,352       $ 449,064,125
                                                            ============       =============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    23,371              38,053              8,015             102,522
    Units redeemed                                              (814,015)         (1,530,079)          (296,580)         (3,297,804)
    Units transferred                                             66,156            (104,442)           (37,067)         (1,390,947)
                                                            ------------       -------------       ------------       -------------
Increase (decrease) in units outstanding                        (724,488)         (1,596,468)          (325,632)         (4,586,229)
Beginning units                                                4,424,400           8,990,627          2,095,442          18,999,995
                                                            ------------       -------------       ------------       -------------
Ending units                                                   3,699,912           7,394,159          1,769,810          14,413,766
                                                            ============       =============       ============       =============

                                                                                                   International      International
                                                                    Growth         High-Yield        Diversified             Growth
                                                             Opportunities               Bond           Equities           & Income
                                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                                             ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $   (313,532)     $  11,157,338      $  (1,635,163)     $    (473,359)

    Net realized gains (losses)                                    592,000          4,309,509          6,943,798         15,835,912
    Change in net unrealized appreciation
        (depreciation) of investments                            1,013,780          6,935,596         23,217,046         33,708,331
                                                             -------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         operations                                              1,292,248         22,402,443         28,525,681         49,070,884
                                                             -------------      -------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                   211,783          1,217,101            944,523          1,135,947
    Cost of units redeemed                                      (3,240,088)       (39,077,141)       (28,261,557)       (40,070,931)
    Net transfers                                                7,971,269          4,369,621          4,120,683         12,540,982
    Contract maintenance charge                                     (9,383)           (54,498)           (49,598)           (73,021)
                                                             -------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                    4,933,581        (33,544,917)       (23,245,949)       (26,467,023)
                                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                                6,225,829        (11,142,474)         5,279,732         22,603,861
Net assets at beginning of period                               14,730,534        194,304,447        143,352,493        209,984,834
                                                             -------------      -------------      -------------      -------------
Net assets at end of period                                   $ 20,956,363      $ 183,161,973      $ 148,632,225      $ 232,588,695
                                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      38,010             62,171             70,057             68,228
    Units redeemed                                                (588,241)        (1,981,484)        (2,143,650)        (2,383,737)
    Units transferred                                            1,344,240            198,142            310,349            709,649
                                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding                           794,009         (1,721,171)        (1,763,244)        (1,605,860)
Beginning units                                                  2,903,895         10,415,282         11,973,066         13,993,625
                                                             -------------      -------------      -------------      -------------
Ending units                                                     3,697,904          8,694,111         10,209,822         12,387,765
                                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                          MFS
                                                                                Massachusetts                 MFS
                                                                   Marsico          Investors             Mid-Cap               MFS
                                                                    Growth              Trust              Growth      Total Return
                                                                 Portfolio          Portfolio           Portfolio         Portfolio
                                                                 (Class 1)          (Class 1)           (Class 1)         (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $   (999,236)     $  (1,308,041)     $  (1,665,911)     $   3,412,223

    Net realized gains (losses)                                  8,406,580            857,261         (7,932,664)        28,255,457
    Change in net unrealized appreciation
        (depreciation) of investments                           (3,619,113)        16,764,167         10,228,151         11,652,464
                                                              ------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         operations                                              3,788,231         16,313,387            629,576         43,320,144
                                                              ------------      -------------      -------------      -------------

From capital transactions:
    Net proceeds from units sold                                   704,202            908,358            673,814          2,322,173
    Cost of units redeemed                                     (10,843,531)       (30,698,195)       (16,569,389)       (79,930,433)
    Net transfers                                               (2,254,701)       (10,409,674)        (6,675,032)       (24,406,301)
    Contract maintenance charge                                    (17,664)           (67,505)           (49,556)          (159,601)
                                                              ------------      -------------      -------------      -------------
        Increase (decrease) in net assets from
         capital transactions                                  (12,411,694)       (40,267,016)       (22,620,163)      (102,174,162)
                                                              ------------      -------------      -------------      -------------

Increase (decrease) in net assets                               (8,623,463)       (23,953,629)       (21,990,587)       (58,854,018)
Net assets at beginning of period                               68,345,854        166,238,426        120,741,874        488,726,740
                                                              ------------      -------------      -------------      -------------
Net assets at end of period                                   $ 59,722,391      $ 142,284,797      $  98,751,287      $ 429,872,722
                                                              ============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      60,462             42,135             63,026             90,163
    Units redeemed                                                (943,195)        (1,399,562)        (1,563,569)        (3,050,623)
    Units transferred                                             (212,431)          (471,911)          (639,892)          (930,692)
                                                              ------------      -------------      -------------      -------------
Increase (decrease) in units outstanding                        (1,095,164)        (1,829,338)        (2,140,435)        (3,891,152)
Beginning units                                                  5,993,627          7,919,315         11,316,233         19,397,126
                                                              ------------      -------------      -------------      -------------
Ending units                                                     4,898,463          6,089,977          9,175,798         15,505,974
                                                              ============      =============      =============      =============

                                                                     Putnam
                                                                    Growth:               Real         SunAmerica
                                                                    Voyager             Estate           Balanced        Technology
                                                                  Portfolio          Portfolio          Portfolio         Portfolio
                                                                  (Class 1)          (Class 1)          (Class 1)         (Class 1)
                                                              ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (2,067,697)     $    (289,162)     $   1,330,721      $   (285,549)

    Net realized gains (losses)                                 (12,485,661)        26,803,919         (4,325,667)         (453,692)
    Change in net unrealized appreciation
        (depreciation) of investments                            19,149,857         13,849,638         13,731,667           497,067
                                                              -------------      -------------      -------------      ------------
        Increase (decrease) in net assets from
         operations                                               4,596,499         40,364,395         10,736,721          (242,174)
                                                              -------------      -------------      -------------      ------------

From capital transactions:
    Net proceeds from units sold                                    776,710            707,470            961,348           229,161
    Cost of units redeemed                                      (26,828,926)       (27,120,811)       (24,590,125)       (2,710,367)
    Net transfers                                               (13,564,868)         4,304,126         (9,465,115)       (2,235,726)
    Contract maintenance charge                                     (84,828)           (45,446)           (78,653)           (8,420)
                                                              -------------      -------------      -------------      ------------
        Increase (decrease) in net assets from
         capital transactions                                   (39,701,912)       (22,154,661)       (33,172,545)       (4,725,352)
                                                              -------------      -------------      -------------      ------------

Increase (decrease) in net assets                               (35,105,413)        18,209,734        (22,435,824)       (4,967,526)
Net assets at beginning of period                               159,424,404        135,771,300        140,851,928        21,113,755
                                                              -------------      -------------      -------------      ------------
Net assets at end of period                                   $ 124,318,991      $ 153,981,034      $ 118,416,104      $ 16,146,229
                                                              =============      =============      =============      ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       43,868             25,793             62,215            99,923
    Units redeemed                                               (1,488,640)          (987,846)        (1,602,470)       (1,138,174)
    Units transferred                                              (765,159)           143,189           (629,661)         (994,201)
                                                              -------------      -------------      -------------      ------------
Increase (decrease) in units outstanding                         (2,209,931)          (818,864)        (2,169,916)       (2,032,452)
Beginning units                                                   8,783,260          5,696,302          9,426,437         8,755,032
                                                              -------------      -------------      -------------      ------------
Ending units                                                      6,573,329          4,877,438          7,256,521         6,722,580
                                                              =============      =============      =============      ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                   Telecom          Worldwide         Aggressive            Alliance
                                                                   Utility        High Income             Growth              Growth
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 1)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    775,893       $  3,142,284       $   (195,446)      $ (1,048,465)

    Net realized gains (losses)                                   (307,440)        (1,590,622)           870,693          2,571,089
    Change in net unrealized appreciation
        (depreciation) of investments                            7,468,793          2,593,437            667,793         (2,389,203)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                              7,937,246          4,145,099          1,343,040           (866,579)
                                                              ------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                   244,084            293,140            142,322          1,007,994
    Cost of units redeemed                                      (6,546,363)       (10,800,560)        (1,658,788)        (7,537,258)
    Net transfers                                                4,812,083         (1,022,994)          (457,056)        (2,055,525)
    Contract maintenance charge                                    (14,645)           (19,074)            (2,485)           (14,139)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (1,504,841)       (11,549,488)        (1,976,007)        (8,598,928)
                                                              ------------       ------------       ------------       ------------

Increase (decrease) in net assets                                6,432,405         (7,404,389)          (632,967)        (9,465,507)
Net assets at beginning of period                               34,000,852         60,077,709         13,205,800         74,076,893
                                                              ------------       ------------       ------------       ------------
Net assets at end of period                                   $ 40,433,257       $ 52,673,320       $ 12,572,833       $ 64,611,386
                                                              ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      17,450             14,338              8,556             32,032
    Units redeemed                                                (494,891)          (532,226)          (101,933)          (234,742)
    Units transferred                                              350,406            (52,085)           (28,999)           (66,622)
                                                              ------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (127,035)          (569,973)          (122,376)          (269,332)
Beginning units                                                  2,789,284          3,031,147            844,654          2,245,783
                                                              ------------       ------------       ------------       ------------
Ending units                                                     2,662,249          2,461,174            722,278          1,976,451
                                                              ============       ============       ============       ============

                                                                                                                               Davis
                                                                Blue Chip               Cash           Corporate             Venture
                                                                   Growth         Management                Bond               Value
                                                                Portfolio          Portfolio           Portfolio           Portfolio
                                                                (Class 2)          (Class 2)           (Class 2)           (Class 2)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (145,910)      $    373,318       $  1,303,272       $  (1,381,178)

    Net realized gains (losses)                                   286,084            675,752            173,264           9,463,645
    Change in net unrealized appreciation
        (depreciation) of investments                             316,521            310,251            518,411          17,062,359
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                               456,695          1,359,321          1,994,947          25,144,826
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                  138,569            939,098            593,580           3,330,476
    Cost of units redeemed                                     (1,047,934)       (17,182,575)        (7,486,255)        (23,349,222)
    Net transfers                                                (497,433)        18,591,420          1,839,078          (1,386,357)
    Contract maintenance charge                                    (1,947)            (7,671)            (6,350)            (30,613)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  (1,408,745)         2,340,272         (5,059,947)        (21,435,716)
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                                (952,050)         3,699,593         (3,065,000)          3,709,110
Net assets at beginning of period                              10,793,351         42,210,412         53,570,302         202,665,477
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $  9,841,301       $ 45,910,005       $ 50,505,302       $ 206,374,587
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     22,677             71,950             34,585              92,864
    Units redeemed                                               (174,263)        (1,317,020)          (433,811)           (657,657)
    Units transferred                                             (80,400)         1,432,081            104,381             (41,602)
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                         (231,986)           187,011           (294,845)           (606,395)
Beginning units                                                 1,793,058          3,274,033          3,136,037           5,951,410
                                                             ------------       ------------       ------------       -------------
Ending units                                                    1,561,072          3,461,044          2,841,192           5,345,015
                                                             ============       ============       ============       =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                       Federated
                                                                 "Dogs" of           Emerging           American             Foreign
                                                               Wall Street            Markets            Leaders               Value
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 2)          (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $    137,591       $   (166,962)      $    (21,799)      $   (360,889)

    Net realized gains (losses)                                  1,030,244          6,041,866            942,718          4,580,245
    Change in net unrealized appreciation
        (depreciation) of investments                            1,964,957           (416,364)         1,537,492         11,910,341
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                              3,132,792          5,458,540          2,458,411         16,129,697
                                                              ------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                   336,134            214,199            172,956          1,118,186
    Cost of units redeemed                                      (2,327,158)        (2,499,898)        (2,337,567)        (6,735,868)
    Net transfers                                               (1,163,034)         1,860,949         (1,084,311)           995,556
    Contract maintenance charge                                     (2,908)            (3,528)            (3,136)            (9,927)
                                                              ------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (3,156,966)          (428,278)        (3,252,058)        (4,632,053)
                                                              ------------       ------------       ------------       ------------

Increase (decrease) in net assets                                  (24,174)         5,030,262           (793,647)        11,497,644
Net assets at beginning of period                               18,073,453         19,388,777         19,019,597         65,728,196
                                                              ------------       ------------       ------------       ------------
Net assets at end of period                                   $ 18,049,279       $ 24,419,039       $ 18,225,950       $ 77,225,840
                                                              ============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                      29,553             12,265              9,196             63,795
    Units redeemed                                                (195,957)          (150,085)          (125,381)          (383,254)
    Units transferred                                             (108,673)           107,870            (57,897)            64,294
                                                              ------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (275,077)           (29,950)          (174,082)          (255,165)
Beginning units                                                  1,669,202          1,312,679          1,056,981          4,123,859
                                                              ------------       ------------       ------------       ------------
Ending units                                                     1,394,125          1,282,729            882,899          3,868,694
                                                              ============       ============       ============       ============

                                                                                                         Goldman
                                                                     Global             Global             Sachs             Growth-
                                                                       Bond           Equities          Research              Income
                                                                  Portfolio          Portfolio         Portfolio           Portfolio
                                                                  (Class 2)          (Class 2)         (Class 2)           (Class 2)
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  1,229,973       $   (119,665)      $   (75,996)      $   (336,835)

    Net realized gains (losses)                                     366,982          1,194,395           374,475          1,366,884
    Change in net unrealized appreciation
        (depreciation) of investments                            (1,266,738)         2,094,243           456,621            772,101
                                                               ------------       ------------       -----------       ------------
        Increase (decrease) in net assets from
         operations                                                 330,217          3,168,973           755,100          1,802,150
                                                               ------------       ------------       -----------       ------------

From capital transactions:
    Net proceeds from units sold                                    114,055            975,389            35,576            264,537
    Cost of units redeemed                                       (1,807,550)        (2,495,033)         (763,070)        (3,395,630)
    Net transfers                                                   869,019          2,280,262           204,257         (2,075,524)
    Contract maintenance charge                                      (2,108)            (2,445)             (858)            (6,517)
                                                               ------------       ------------       -----------       ------------
        Increase (decrease) in net assets from
         capital transactions                                      (826,584)           758,173          (524,095)        (5,213,134)
                                                               ------------       ------------       -----------       ------------

Increase (decrease) in net assets                                  (496,367)         3,927,146           231,005         (3,410,984)
Net assets at beginning of period                                16,870,464         14,236,176         5,477,982         36,371,175
                                                               ------------       ------------       -----------       ------------
Net assets at end of period                                    $ 16,374,097       $ 18,163,322       $ 5,708,987       $ 32,960,191
                                                               ============       ============       ===========       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                        6,447             44,520             4,828              8,759
    Units redeemed                                                 (103,102)          (115,316)         (100,474)          (113,874)
    Units transferred                                                48,915            104,869            25,403            (68,893)
                                                               ------------       ------------       -----------       ------------
Increase (decrease) in units outstanding                            (47,740)            34,073           (70,243)          (174,008)
Beginning units                                                     966,703            728,068           775,921          1,227,675
                                                               ------------       ------------       -----------       ------------
Ending units                                                        918,963            762,141           705,678          1,053,667
                                                               ============       ============       ===========       ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                   International       International
                                                                     Growth        High-Yield        Diversified              Growth
                                                              Opportunities              Bond           Equities            & Income
                                                                  Portfolio         Portfolio          Portfolio           Portfolio
                                                                  (Class 2)         (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (124,674)      $  2,295,412       $   (694,752)      $   (120,180)

    Net realized gains (losses)                                    339,825          1,073,477          2,845,176          3,160,521
    Change in net unrealized appreciation
        (depreciation) of investments                              461,261          1,100,897          8,580,256          4,963,870
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                                676,412          4,469,786         10,730,680          8,004,211
                                                               -----------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                    53,973            380,078            791,139            826,278
    Cost of units redeemed                                        (716,642)        (6,134,336)        (5,660,826)        (3,960,795)
    Net transfers                                                2,697,827          2,817,082           (462,266)         1,421,595
    Contract maintenance charge                                     (1,453)            (4,075)            (9,119)            (4,506)
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                    2,033,705         (2,941,251)        (5,341,072)        (1,717,428)
                                                               -----------       ------------       ------------       ------------

Increase (decrease) in net assets                                2,710,117          1,528,535          5,389,608          6,286,783
Net assets at beginning of period                                6,012,922         37,619,765         52,774,309         33,475,092
                                                               -----------       ------------       ------------       ------------
Net assets at end of period                                    $ 8,723,039       $ 39,148,300       $ 58,163,917       $ 39,761,875
                                                               ===========       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       9,412             19,229             65,192             48,904
    Units redeemed                                                (131,080)          (314,568)          (437,949)          (239,890)
    Units transferred                                              482,444            139,351            (35,663)            81,665
                                                               -----------       ------------       ------------       ------------
Increase (decrease) in units outstanding                           360,776           (155,988)          (408,420)          (109,321)
Beginning units                                                  1,192,495          2,033,766          4,438,672          2,229,312
                                                               -----------       ------------       ------------       ------------
Ending units                                                     1,553,271          1,877,778          4,030,252          2,119,991
                                                               ===========       ============       ============       ============

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                  Marsico          Investors            Mid-Cap            MFS Total
                                                                   Growth              Trust             Growth               Return
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 2)          (Class 2)          (Class 2)            (Class 2)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (690,611)      $   (265,292)      $   (686,892)      $     874,200

    Net realized gains (losses)                                 4,740,174          1,166,749          1,707,352           7,387,932
    Change in net unrealized appreciation
        (depreciation) of investments                          (1,275,823)         1,869,276           (747,955)          4,676,702
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                             2,773,740          2,770,733            272,505          12,938,834
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                  341,476            239,473            892,071           1,116,973
    Cost of units redeemed                                     (4,729,317)        (2,810,044)        (5,002,574)        (13,044,381)
    Net transfers                                              (1,017,457)        (1,503,080)        (2,572,415)         (7,950,033)
    Contract maintenance charge                                    (5,552)            (4,200)            (7,863)            (21,484)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  (5,410,850)        (4,077,851)        (6,690,781)        (19,898,925)
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                              (2,637,110)        (1,307,118)        (6,418,276)         (6,960,091)
Net assets at beginning of period                              46,464,676         27,344,095         48,180,986         141,431,354
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $ 43,827,566       $ 26,036,977       $ 41,762,710       $ 134,471,263
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     29,727             10,781             84,446              42,594
    Units redeemed                                               (415,355)          (129,006)          (473,682)           (500,307)
    Units transferred                                             (92,290)           (70,196)          (244,607)           (305,470)
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                         (477,918)          (188,421)          (633,843)           (763,183)
Beginning units                                                 4,104,780          1,306,956          4,509,492           5,597,294
                                                             ------------       ------------       ------------       -------------
Ending units                                                    3,626,862          1,118,535          3,875,649           4,834,111
                                                             ============       ============       ============       =============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                    Putnam
                                                                   Growth:               Real        Small & Mid          SunAmerica
                                                                   Voyager             Estate          Cap Value            Balanced
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 2)          (Class 2)          (Class 2)           (Class 2)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (126,317)      $   (117,097)      $   (674,055)      $    177,884

    Net realized gains (losses)                                    271,634          5,593,674          5,088,818            332,153
    Change in net unrealized appreciation
        (depreciation) of investments                               92,506          4,204,020            972,598          1,042,347
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                                237,823          9,680,597          5,387,361          1,552,384
                                                               -----------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                    83,144            224,850            675,005            206,164
    Cost of units redeemed                                      (1,077,476)        (3,723,593)        (4,858,409)        (2,351,222)
    Net transfers                                                 (920,698)         1,523,045           (532,836)          (768,420)
    Contract maintenance charge                                     (1,602)            (4,966)            (6,466)            (3,847)
                                                               -----------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   (1,916,632)        (1,980,664)        (4,722,706)        (2,917,325)
                                                               -----------       ------------       ------------       ------------

Increase (decrease) in net assets                               (1,678,809)         7,699,933            664,655         (1,364,941)
Net assets at beginning of period                                8,933,244         30,902,945         47,874,716         19,333,865
                                                               -----------       ------------       ------------       ------------
Net assets at end of period                                    $ 7,254,435       $ 38,602,878       $ 48,539,371       $ 17,968,924
                                                               ===========       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                       4,720              8,412             39,266             13,514
    Units redeemed                                                 (61,107)          (136,702)          (280,115)          (154,053)
    Units transferred                                              (51,698)            56,547            (30,764)           (50,598)
                                                               -----------       ------------       ------------       ------------
Increase (decrease) in units outstanding                          (108,085)           (71,743)          (271,613)          (191,137)
Beginning units                                                    494,045          1,307,417          2,909,687          1,299,119
                                                               -----------       ------------       ------------       ------------
Ending units                                                       385,960          1,235,674          2,638,074          1,107,982
                                                               ===========       ============       ============       ============

                                                                                     Telecom          Worldwide           Aggressive
                                                               Technology            Utility        High Income               Growth
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 2)          (Class 2)          (Class 2)            (Class 3)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (135,607)       $    89,354        $   400,145        $   (195,974)

    Net realized gains (losses)                                   104,002            117,968             84,360             325,206
    Change in net unrealized appreciation
        (depreciation) of investments                            (107,433)           747,256             36,701           1,332,999
                                                              -----------        -----------        -----------        ------------
        Increase (decrease) in net assets from
         operations                                              (139,038)           954,578            521,206           1,462,231
                                                              -----------        -----------        -----------        ------------

From capital transactions:
    Net proceeds from units sold                                  163,063             46,199             35,964           3,197,985
    Cost of units redeemed                                     (1,216,071)          (510,554)          (668,711)           (777,815)
    Net transfers                                              (1,319,676)           980,219           (180,991)          1,884,191
    Contract maintenance charge                                    (2,026)              (680)            (1,138)             (2,514)
                                                              -----------        -----------        -----------        ------------
        Increase (decrease) in net assets from
         capital transactions                                  (2,374,710)           515,184           (814,876)          4,301,847
                                                              -----------        -----------        -----------        ------------

Increase (decrease) in net assets                              (2,513,748)         1,469,762           (293,670)          5,764,078
Net assets at beginning of period                               9,658,176          3,755,001          7,502,640          10,678,069
                                                              -----------        -----------        -----------        ------------
Net assets at end of period                                   $ 7,144,428        $ 5,224,763        $ 7,208,970        $ 16,442,147
                                                              ===========        ===========        ===========        ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     69,597              3,465              1,760             198,306
    Units redeemed                                               (512,274)           (38,317)           (33,222)            (48,384)
    Units transferred                                            (593,548)            71,652             (9,961)            114,222
                                                              -----------        -----------        -----------        ------------
Increase (decrease) in units outstanding                       (1,036,225)            36,800            (41,423)            264,144
Beginning units                                                 4,040,880            310,837            381,621             687,004
                                                              -----------        -----------        -----------        ------------
Ending units                                                    3,004,655            347,637            340,198             951,148
                                                              ===========        ===========        ===========        ============

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                     American           American            American
                                                                                  Funds Asset       Funds Global               Funds
                                                                    Alliance       Allocation             Growth              Growth
                                                                      Growth             SAST               SAST                SAST
                                                                   Portfolio        Portfolio          Portfolio           Portfolio
                                                                   (Class 3)        (Class 3)(1)       (Class 3)(1)     (Class 3)(1)
                                                               ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                               $  (2,210,739)       $    (657)       $    (2,673)       $    (2,069)

    Net realized gains (losses)                                      499,697               33                755                565
    Change in net unrealized appreciation
        (depreciation) of investments                              2,925,976            5,935             46,969             14,335
                                                               -------------        ---------        -----------        -----------
        Increase (decrease) in net assets from
         operations                                                1,214,934            5,311             45,051             12,831
                                                               -------------        ---------        -----------        -----------

From capital transactions:
    Net proceeds from units sold                                  61,135,269          471,888          1,804,596          1,295,066
    Cost of units redeemed                                        (7,845,864)          (1,363)            (2,606)            (4,648)
    Net transfers                                                 27,917,027           15,299            132,153            190,179
    Contract maintenance charge                                      (21,289)               0                  0                  0
                                                               -------------        ---------        -----------        -----------
        Increase (decrease) in net assets from
         capital transactions                                     81,185,143          485,824          1,934,143          1,480,597
                                                               -------------        ---------        -----------        -----------

Increase (decrease) in net assets                                 82,400,077          491,135          1,979,194          1,493,428
Net assets at beginning of period                                109,639,085                0                  0                  0
                                                               -------------        ---------        -----------        -----------
Net assets at end of period                                    $ 192,039,162        $ 491,135        $ 1,979,194        $ 1,493,428
                                                               =============        =========        ===========        ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                     1,979,321           45,370            171,187            122,817
    Units redeemed                                                  (246,587)            (132)              (250)              (444)
    Units transferred                                                885,082            1,455             12,392             17,983
                                                               -------------        ---------        -----------        -----------
Increase (decrease) in units outstanding                           2,617,816           46,693            183,329            140,356
Beginning units                                                    3,334,903                0                  0                  0
                                                               -------------        ---------        -----------        -----------
Ending units                                                       5,952,719           46,693            183,329            140,356
                                                               =============        =========        ===========        ===========

                                                                American
                                                                   Funds
                                                           Growth-Income          Blue Chip                Cash            Corporate
                                                                    SAST             Growth          Management                 Bond
                                                               Portfolio          Portfolio           Portfolio            Portfolio
                                                               (Class 3)(1)       (Class 3)           (Class 3)            (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $    (2,012)      $   (163,575)      $   1,549,365       $   5,399,595

    Net realized gains (losses)                                      891            186,932           1,548,350            (119,560)
    Change in net unrealized appreciation
        (depreciation) of investments                             15,022            455,932           1,002,783           2,157,952
                                                             -----------       ------------       -------------       -------------
        Increase (decrease) in net assets from
         operations                                               13,901            479,289           4,100,498           7,437,987
                                                             -----------       ------------       -------------       -------------

From capital transactions:
    Net proceeds from units sold                               1,541,781          2,032,478          65,595,569          60,042,117
    Cost of units redeemed                                        (1,846)          (871,352)        (41,062,652)        (12,043,572)
    Net transfers                                                 34,985           (293,205)         20,951,344          35,739,451
    Contract maintenance charge                                        0             (2,107)            (19,345)            (19,525)
                                                             -----------       ------------       -------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                  1,574,920            865,814          45,464,916          83,718,471
                                                             -----------       ------------       -------------       -------------

Increase (decrease) in net assets                              1,588,821          1,345,103          49,565,414          91,156,458
Net assets at beginning of period                                      0         10,050,320         116,342,721         134,772,323
                                                             -----------       ------------       -------------       -------------
Net assets at end of period                                  $ 1,588,821       $ 11,395,423       $ 165,908,135       $ 225,928,781
                                                             ===========       ============       =============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   147,099            339,675           5,047,404           3,528,148
    Units redeemed                                                  (181)          (144,725)         (3,158,806)           (701,762)
    Units transferred                                              3,323            (55,779)          1,626,236           2,072,844
                                                             -----------       ------------       -------------       -------------
Increase (decrease) in units outstanding                         150,241            139,171           3,514,834           4,899,230
Beginning units                                                        0          1,679,003           9,053,081           7,942,153
                                                             -----------       ------------       -------------       -------------
Ending units                                                     150,241          1,818,174          12,567,915          12,841,383
                                                             ===========       ============       =============       =============

(1)   For the period from September 5, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                     Davis                                                 Federated
                                                                   Venture          "Dogs" of           Emerging            American
                                                                     Value        Wall Street            Markets             Leaders
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 3)          (Class 3)          (Class 3)           (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $  (3,021,859)      $    141,345       $   (304,450)      $    (62,036)

    Net realized gains (losses)                                  1,454,205            675,333         11,105,364          1,262,369
    Change in net unrealized appreciation
        (depreciation) of investments                           60,288,221          1,946,913          2,320,182          6,400,683
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                             58,720,567          2,763,591         13,121,096          7,601,016
                                                             -------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                               130,247,468          2,437,012         28,553,361          8,384,200
    Cost of units redeemed                                     (24,859,829)        (1,335,974)        (2,622,247)        (4,298,079)
    Net transfers                                               55,821,257          2,271,421         10,858,059          3,027,320
    Contract maintenance charge                                    (56,553)            (2,249)            (4,210)            (6,958)
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                  161,152,343          3,370,210         36,784,963          7,106,483
                                                             -------------       ------------       ------------       ------------

Increase (decrease) in net assets                              219,872,910          6,133,801         49,906,059         14,707,499
Net assets at beginning of period                              340,438,300         12,046,258         27,245,093         45,910,950
                                                             -------------       ------------       ------------       ------------
Net assets at end of period                                  $ 560,311,210       $ 18,180,059       $ 77,151,152       $ 60,618,449
                                                             =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   3,733,698            206,913          1,750,858            453,593
    Units redeemed                                                (702,349)          (115,241)          (158,685)          (228,653)
    Units transferred                                            1,581,999            203,685            643,239            166,365
                                                             -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                         4,613,348            295,357          2,235,412            391,305
Beginning units                                                 10,031,357          1,118,148          1,855,986          2,563,558
                                                             -------------       ------------       ------------       ------------
Ending units                                                    14,644,705          1,413,505          4,091,398          2,954,863
                                                             =============       ============       ============       ============

                                                                                                                             Goldman
                                                                    Foreign             Global             Global              Sachs
                                                                      Value              Bond            Equities           Research
                                                                  Portfolio          Portfolio          Portfolio          Portfolio
                                                                  (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                                              ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                              $  (2,055,285)      $  3,250,083       $   (158,767)      $   (33,166)

    Net realized gains (losses)                                  12,679,292            812,435            478,586            37,141
    Change in net unrealized appreciation
        (depreciation) of investments                            66,677,854         (3,289,878)         3,776,997           296,288
                                                              -------------       ------------       ------------       -----------
        Increase (decrease) in net assets from
         operations                                              77,301,861            772,640          4,096,816           300,263
                                                              -------------       ------------       ------------       -----------

From capital transactions:
    Net proceeds from units sold                                 50,427,853          9,805,865          6,398,856         1,114,477
    Cost of units redeemed                                      (25,230,706)        (2,667,287)        (1,428,477)         (142,215)
    Net transfers                                                19,957,366         11,624,636          5,184,098           296,745
    Contract maintenance charge                                     (53,620)            (2,778)            (1,848)             (237)
                                                              -------------       ------------       ------------       -----------
        Increase (decrease) in net assets from
         capital transactions                                    45,100,893         18,760,436         10,152,629         1,268,770
                                                              -------------       ------------       ------------       -----------

Increase (decrease) in net assets                               122,402,754         19,533,076         14,249,445         1,569,033
Net assets at beginning of period                               276,138,381         27,672,258         13,743,678         1,517,038
                                                              -------------       ------------       ------------       -----------
Net assets at end of period                                   $ 398,541,135       $ 47,205,334       $ 27,993,123       $ 3,086,071
                                                              =============       ============       ============       ===========

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    2,930,248            567,592            302,032           149,352
    Units redeemed                                               (1,436,119)          (152,864)           (66,909)          (18,962)
    Units transferred                                             1,190,810            664,676            242,973            37,957
                                                              -------------       ------------       ------------       -----------
Increase (decrease) in units outstanding                          2,684,939          1,079,404            478,096           168,347
Beginning units                                                  17,387,531          1,592,915            707,607           216,548
                                                              -------------       ------------       ------------       -----------
Ending units                                                     20,072,470          2,672,319          1,185,703           384,895
                                                              =============       ============       ============       ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2006
                                  (continued)

                                                                                                                       International
                                                                  Growth-             Growth         High-Yield          Diversified
                                                                   Income      Opportunities               Bond             Equities
                                                                Portfolio          Portfolio          Portfolio            Portfolio
                                                                (Class 3)          (Class 3)          (Class 3)            (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $   (213,633)      $   (241,577)      $  4,589,241       $  (2,727,772)

    Net realized gains (losses)                                   928,576            175,981            907,738           3,123,395
    Change in net unrealized appreciation
        (depreciation) of investments                             406,381          1,180,345          2,378,756          39,053,894
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         operations                                             1,121,324          1,114,749          7,875,735          39,449,517
                                                             ------------       ------------       ------------       -------------

From capital transactions:
    Net proceeds from units sold                                3,978,624         14,072,995         14,312,578          53,718,852
    Cost of units redeemed                                     (2,531,073)          (721,918)        (5,490,222)        (12,958,744)
    Net transfers                                              (1,859,868)         9,236,438         14,417,875          14,040,338
    Contract maintenance charge                                    (2,784)            (1,268)            (6,103)            (32,301)
                                                             ------------       ------------       ------------       -------------
        Increase (decrease) in net assets from
         capital transactions                                    (415,101)        22,586,247         23,234,128          54,768,145
                                                             ------------       ------------       ------------       -------------

Increase (decrease) in net assets                                 706,223         23,700,996         31,109,863          94,217,662
Net assets at beginning of period                              20,628,849          4,716,663         52,826,902         156,308,756
                                                             ------------       ------------       ------------       -------------
Net assets at end of period                                  $ 21,335,072       $ 28,417,659       $ 83,936,765       $ 250,526,418
                                                             ============       ============       ============       =============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                    133,393          2,598,839            733,938           4,152,900
    Units redeemed                                                (84,987)          (134,011)          (280,057)           (991,054)
    Units transferred                                             (61,556)         1,671,516            728,946           1,097,007
                                                             ------------       ------------       ------------       -------------
Increase (decrease) in units outstanding                          (13,150)         4,136,344          1,182,827           4,258,853
Beginning units                                                   698,613            941,986          2,866,342          13,189,193
                                                             ------------       ------------       ------------       -------------
Ending units                                                      685,463          5,078,330          4,049,169          17,448,046
                                                             ============       ============       ============       =============

                                                                                                             MFS
                                                             International                         Massachusetts                 MFS
                                                                    Growth            Marsico          Investors             Mid-Cap
                                                                  & Income             Growth              Trust              Growth
                                                                 Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 3)          (Class 3)          (Class 3)           (Class 3)
                                                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
    Net investment income (loss)                             $    (139,830)      $   (503,847)      $   (548,067)      $ (1,149,878)

    Net realized gains (losses)                                  2,531,447          2,568,227            686,290            743,789
    Change in net unrealized appreciation
        (depreciation) of investments                           14,873,383            248,376          5,203,456            733,864
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         operations                                             17,265,000          2,312,756          5,341,679            327,775
                                                             -------------       ------------       ------------       ------------

From capital transactions:
    Net proceeds from units sold                                38,854,026          5,675,000          5,433,593         10,385,364
    Cost of units redeemed                                      (5,197,078)        (1,725,602)        (3,965,400)        (5,001,245)
    Net transfers                                               19,868,866          1,762,697          1,925,418          3,581,677
    Contract maintenance charge                                     (5,746)            (3,456)            (7,745)           (11,315)
                                                             -------------       ------------       ------------       ------------
        Increase (decrease) in net assets from
         capital transactions                                   53,520,068          5,708,639          3,385,866          8,954,481
                                                             -------------       ------------       ------------       ------------

Increase (decrease) in net assets                               70,785,068          8,021,395          8,727,545          9,282,256
Net assets at beginning of period                               46,777,214         28,756,731         45,036,510         67,407,060
                                                             -------------       ------------       ------------       ------------
Net assets at end of period                                  $ 117,562,282       $ 36,778,126       $ 53,764,055       $ 76,689,316
                                                             =============       ============       ============       ============

ANALYSIS OF INCREASE (DECREASE)
    IN UNITS OUTSTANDING:
    Units sold                                                   2,332,539            498,992            254,051            967,235
    Units redeemed                                                (313,997)          (152,459)          (182,695)          (473,075)
    Units transferred                                            1,186,191            161,952             90,388            327,329
                                                             -------------       ------------       ------------       ------------
Increase (decrease) in units outstanding                         3,204,733            508,485            161,744            821,489
Beginning units                                                  3,137,910          2,549,066          2,160,255          6,332,686
                                                             -------------       ------------       ------------       ------------
Ending units                                                     6,342,643          3,057,551          2,321,999          7,154,175
                                                             =============       ============       ============       ============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                       Putnam
                                                 MFS Total            Growth:               Real        Small & Mid
                                                    Return            Voyager             Estate          Cap Value
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                 (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   1,793,739      $     (73,988)     $    (173,917)     $  (3,206,592)

   Net realized gains (losses)                   8,993,084            187,948          9,725,682         15,829,200
   Change in net unrealized appreciation
      (depreciation) of investments             12,277,841            105,094         10,351,490         10,748,587
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        23,064,664            219,054         19,903,255         23,371,195
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 49,032,571            727,233         33,900,232         47,705,340
   Cost of units redeemed                      (14,570,322)          (601,863)        (5,409,708)       (16,637,198)
   Net transfers                                29,807,021           (456,852)        11,717,555         18,419,680
   Contract maintenance charge                     (29,650)              (856)            (8,051)           (32,879)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              64,239,620           (332,338)        40,200,028         49,454,943
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               87,304,284           (113,284)        60,103,283         72,826,138
Net assets at beginning of period              191,580,360          5,060,848         47,113,256        176,591,419
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 278,884,644      $   4,947,564      $ 107,216,539      $ 249,417,557
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,898,904             41,347          1,249,701          2,773,560
   Units redeemed                                 (568,097)           (32,997)          (199,091)          (963,751)
   Units transferred                             1,141,144            (24,792)           421,960          1,056,340
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         2,471,951            (16,442)         1,472,570          2,866,149
Beginning units                                  7,613,011            281,414          2,000,207         10,775,018
                                             -------------      -------------      -------------      -------------
Ending units                                    10,084,962            264,972          3,472,777         13,641,167
                                             =============      =============      =============      =============

                                             Small Company         SunAmerica                               Telecom
                                                     Value           Balanced         Technology            Utility
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                             (Class 3) (2)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (94,230)     $     141,374      $    (176,017)     $      15,035

   Net realized gains (losses)                     919,431            180,393             51,487             10,117
   Change in net unrealized appreciation
      (depreciation) of investments                255,252            888,637             70,112             96,372
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,080,453          1,210,404            (54,418)           121,524
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 12,761,620          1,969,608          2,667,969            164,740
   Cost of units redeemed                         (182,547)        (1,104,529)        (1,029,475)           (35,967)
   Net transfers                                 6,578,706          1,027,003            584,381            744,329
   Contract maintenance charge                        (107)            (2,436)            (2,665)                (9)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              19,157,672          1,889,646          2,220,210            873,093
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               20,238,125          3,100,050          2,165,792            994,617
Net assets at beginning of period                        0         12,437,658         10,392,541            191,838
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  20,238,125      $  15,537,708      $  12,558,333      $   1,186,455
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,332,923            130,591          1,137,420             12,284
   Units redeemed                                  (18,716)           (72,980)          (437,049)            (2,721)
   Units transferred                               685,309             66,151            245,701             53,728
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         1,999,516            123,762            946,072             63,291
Beginning units                                          0            839,731          4,362,535             16,011
                                             -------------      -------------      -------------      -------------
Ending units                                     1,999,516            963,493          5,308,607             79,302
                                             =============      =============      =============      =============

----------

(2)   For the period from May 1, 2006 (inception) to December 31, 2006.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                 Worldwide                             Strategic         Growth and
                                               High Income           Comstock             Growth             Income
                                                 Portfolio          Portfolio          Portfolio          Portfolio
                                                 (Class 3)         (Class II)         (Class II)         (Class II)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      95,423      $  (1,016,263)     $    (451,037)     $  (2,750,676)

   Net realized gains (losses)                       3,336         29,643,557            881,439         32,076,191
   Change in net unrealized appreciation
      (depreciation) of investments                 15,993         18,786,606           (249,251)        28,730,685
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           114,752         47,413,900            181,151         58,056,200
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    317,872         26,641,474          2,336,165         64,733,545
   Cost of units redeemed                          (88,234)       (39,937,485)        (2,537,331)       (38,859,629)
   Net transfers                                    41,791         (3,517,910)        (1,450,782)        24,957,925
   Contract maintenance charge                           0            (84,887)            (6,666)           (86,665)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 271,429        (16,898,808)        (1,658,614)        50,745,176
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  386,181         30,515,092         (1,477,463)       108,801,376
Net assets at beginning of period                1,276,519        346,133,517         29,815,391        379,469,347
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   1,662,700      $ 376,648,609      $  28,337,928      $ 488,270,723
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       16,015          2,060,301            242,027          4,624,515
   Units redeemed                                   (4,241)        (3,072,266)          (265,082)        (2,749,325)
   Units transferred                                 2,053           (321,856)          (162,770)         1,732,110
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            13,827         (1,333,821)          (185,825)         3,607,300
Beginning units                                     65,141         27,979,899          3,095,493         28,184,146
                                             -------------      -------------      -------------      -------------
Ending units                                        78,968         26,646,078          2,909,668         31,791,446
                                             =============      =============      =============      =============

                                                                 Conservative       Conservative
                                                  Balanced           Balanced             Growth      Equity Income
                                                 Portfolio          Portfolio          Portfolio               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   1,055,024      $     207,342      $      60,601      $      81,181

   Net realized gains (losses)                   2,812,368            346,779          2,422,217          2,513,471
   Change in net unrealized appreciation
      (depreciation) of investments             11,242,343            628,072          5,244,223          4,513,375
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        15,109,735          1,182,193          7,727,041          7,108,027
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  5,572,728            448,075          3,558,454          9,889,532
   Cost of units redeemed                      (16,518,046)        (1,606,020)        (8,247,823)        (2,379,404)
   Net transfers                                15,647,864            748,895          2,060,291         13,799,705
   Contract maintenance charge                     (28,204)            (2,267)           (14,593)            (5,468)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               4,674,342           (411,317)        (2,643,671)        21,304,365
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               19,784,077            770,876          5,083,370         28,412,392
Net assets at beginning of period              164,214,822         16,746,150         75,537,055         31,983,343
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 183,998,899      $  17,517,026      $  80,620,425      $  60,395,735
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      585,013             65,434            351,774          1,027,450
   Units redeemed                               (1,726,345)          (232,335)          (817,918)          (248,992)
   Units transferred                             1,633,567            105,369            199,470          1,422,180
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           492,235            (61,532)          (266,674)         2,200,638
Beginning units                                 17,690,846          2,473,645          7,747,501          3,551,907
                                             -------------      -------------      -------------      -------------
Ending units                                    18,183,081          2,412,113          7,480,827          5,752,545
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Flexible                              Growth &
                                                    Income             Growth             Income             Income
                                                 Portfolio               Fund               Fund               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     882,639      $     (21,381)     $      (5,870)     $     488,906

   Net realized gains (losses)                     509,956             35,921            118,403             (8,258)
   Change in net unrealized appreciation
      (depreciation) of investments                311,538             36,412            728,264             (9,548)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,704,133             50,952            840,797            471,100
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    436,493             66,064            154,703          2,669,928
   Cost of units redeemed                       (4,257,096)          (254,243)          (578,088)          (788,407)
   Net transfers                                (2,472,791)           145,323            510,686          2,486,057
   Contract maintenance charge                      (6,171)              (566)            (1,650)            (1,835)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              (6,299,565)           (43,422)            85,651          4,365,743
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               (4,595,432)             7,530            926,448          4,836,843
Net assets at beginning of period               36,966,967          1,588,145          8,231,857         10,574,852
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  32,371,535      $   1,595,675      $   9,158,305      $  15,411,695
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       55,067              9,699             23,210            377,909
   Units redeemed                                 (535,620)           (37,200)           (88,509)          (111,777)
   Units transferred                              (312,663)            21,123             77,278            349,890
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (793,216)            (6,378)            11,979            616,022
Beginning units                                  4,714,925            227,881          1,284,847          1,506,206
                                             -------------      -------------      -------------      -------------
Ending units                                     3,921,709            221,503          1,296,826          2,122,228
                                             =============      =============      =============      =============

                                             International            Mid Cap              Money
                                                    Growth              Stock             Market               REIT
                                                      Fund               Fund               Fund               Fund
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      (1,396)     $      12,239      $     105,340      $      13,542

   Net realized gains (losses)                      14,379            779,738                  0            135,530
   Change in net unrealized appreciation
      (depreciation) of investments                393,966            138,904                  0            233,927
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           406,949            930,881            105,340            382,999
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    792,515            528,825          2,516,763            332,844
   Cost of units redeemed                          (58,150)          (420,191)        (2,564,902)           (44,855)
   Net transfers                                 1,265,538            818,128         (1,137,046)           367,622
   Contract maintenance charge                        (262)              (826)            (1,890)              (235)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               1,999,641            925,936         (1,187,075)           655,376
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                2,406,590          1,856,817         (1,081,735)         1,038,375
Net assets at beginning of period                  955,377          5,615,742          4,747,631            953,068
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,361,967      $   7,472,559      $   3,665,896      $   1,991,443
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      114,434             52,766            432,356             18,222
   Units redeemed                                   (8,293)           (42,400)          (441,838)            (2,452)
   Units transferred                               178,772             82,171           (195,137)            19,216
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           284,913             92,537           (204,619)            34,986
Beginning units                                    145,387            600,391            821,513             59,048
                                             -------------      -------------      -------------      -------------
Ending units                                       430,300            692,928            616,894             94,034
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                Short Term              Small              Small          Strategic
                                                    Income         Cap Growth          Cap Value             Growth
                                                      Fund               Fund               Fund          Portfolio
                                                 (Class 1)          (Class 1)          (Class 1)          (Class 1)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     109,362      $     (27,322)     $        (411)     $     (98,679)

   Net realized gains (losses)                     (23,532)            23,983             12,405            524,383
   Change in net unrealized appreciation
      (depreciation) of investments                 14,431             91,253              5,488          2,031,893
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           100,261             87,914             17,482          2,457,597
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                     94,206             53,936             50,968            600,109
   Cost of units redeemed                         (278,913)          (115,627)              (869)        (1,628,782)
   Net transfers                                   737,509            112,236             95,506          1,299,962
   Contract maintenance charge                        (822)              (338)               (92)            (5,736)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 551,980             50,207            145,513            265,553
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  652,241            138,121            162,995          2,723,150
Net assets at beginning of period                2,847,813          1,725,811             54,025         21,337,914
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,500,054      $   1,863,932      $     217,020      $  24,061,064
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       14,452              7,870              4,992             52,189
   Units redeemed                                  (42,523)           (16,959)               (95)          (146,584)
   Units transferred                               115,038             16,029              9,289            118,776
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            86,967              6,940             14,186             24,381
Beginning units                                    439,013            264,931              5,392          2,003,751
                                             -------------      -------------      -------------      -------------
Ending units                                       525,980            271,871             19,578          2,028,132
                                             =============      =============      =============      =============

                                                      U.S.
                                                Government         West Coast                          Conservative
                                                Securities             Equity           Balanced           Balanced
                                                      Fund               Fund          Portfolio          Portfolio
                                                 (Class 1)          (Class 1)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     390,400      $    (229,321)     $     568,603      $     236,262

   Net realized gains (losses)                    (104,398)           639,518          3,764,239            478,078
   Change in net unrealized appreciation
      (depreciation) of investments                 60,790          2,043,534          9,086,662            847,945
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           346,792          2,453,731         13,419,504          1,562,285
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    604,718          6,889,369         14,680,835            344,656
   Cost of units redeemed                       (1,964,168)        (1,358,672)       (32,744,446)        (5,409,659)
   Net transfers                                  (495,740)         5,067,258         19,272,361          5,105,867
   Contract maintenance charge                      (3,489)            (3,512)           (31,687)            (4,325)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              (1,858,679)        10,594,443          1,177,063             36,539
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               (1,511,887)        13,048,174         14,596,567          1,598,824
Net assets at beginning of period               12,863,553         17,615,587        151,793,970         22,668,556
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  11,351,666      $  30,663,761      $ 166,390,537      $  24,267,380
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       92,246            582,963          1,555,612             50,305
   Units redeemed                                 (298,618)          (116,488)        (3,460,760)          (788,748)
   Units transferred                               (75,839)           423,817          2,054,880            746,101
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (282,211)           890,292            149,732              7,658
Beginning units                                  1,977,696          1,548,615         16,561,610          3,386,456
                                             -------------      -------------      -------------      -------------
Ending units                                     1,695,485          2,438,907         16,711,342          3,394,114
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                              Conservative                              Flexible
                                                    Growth      Equity Income             Income             Growth
                                                 Portfolio               Fund          Portfolio               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (147,101)     $     (21,439)     $   1,468,312      $     (16,371)

   Net realized gains (losses)                   1,734,063          2,682,551            988,695             50,116
   Change in net unrealized appreciation
      (depreciation) of investments              5,375,592          3,590,169            426,653             (8,742)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         6,962,554          6,251,281          2,883,660             25,003
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 15,417,661          6,594,527          1,243,607             48,706
   Cost of units redeemed                      (11,025,882)        (6,320,533)       (15,121,687)          (318,032)
   Net transfers                                 4,666,549         12,988,010         (5,819,068)           109,873
   Contract maintenance charge                     (12,516)            (6,144)           (17,574)              (220)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions               9,045,812         13,255,860        (19,714,722)          (159,673)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               16,008,366         19,507,141        (16,831,062)          (134,670)
Net assets at beginning of period               60,112,261         31,798,289         72,158,552          1,092,368
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  76,120,627      $  51,305,430      $  55,327,490      $     957,698
                                             =============      =============      =============      =============



ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,570,976            688,788            150,889              7,160
   Units redeemed                               (1,108,099)          (665,719)        (1,922,266)           (46,937)
   Units transferred                               474,481          1,379,454           (743,450)            16,204
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           937,358          1,402,523         (2,514,827)           (23,573)
Beginning units                                  6,262,591          3,594,472          9,335,143            158,725
                                             -------------      -------------      -------------      -------------
Ending units                                     7,199,949          4,996,995          6,820,316            135,152
                                             =============      =============      =============      =============

                                                  Growth &                         International            Mid Cap
                                                    Income             Income             Growth              Stock
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (13,471)     $     658,859      $         392      $      (3,174)

   Net realized gains (losses)                     145,176           (227,404)             7,411            455,230
   Change in net unrealized appreciation
      (depreciation) of investments                199,136             43,677            471,613             29,975
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                           330,841            475,132            479,416            482,031
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    593,324          1,664,743            325,423            799,617
   Cost of units redeemed                         (861,039)        (5,824,582)          (160,519)          (716,006)
   Net transfers                                   102,019           (485,174)         2,916,717            349,103
   Contract maintenance charge                        (805)            (4,762)              (245)              (644)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (166,501)        (4,649,775)         3,081,376            432,070
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  164,340         (4,174,643)         3,560,792            914,101
Net assets at beginning of period                3,310,365         19,976,647            900,848          3,013,085
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   3,474,705      $  15,802,004      $   4,461,640      $   3,927,186
                                             =============      =============      =============      =============



ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       93,302            238,501             47,920             81,406
   Units redeemed                                 (133,972)          (834,741)           (23,284)           (73,503)
   Units transferred                                16,387            (69,514)           417,497             36,419
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           (24,283)          (665,754)           442,133             44,322
Beginning units                                    526,805          2,876,751            139,057            328,177
                                             -------------      -------------      -------------      -------------
Ending units                                       502,522          2,210,997            581,190            372,499
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                     Money                            Short Term              Small
                                                    Market               REIT             Income         Cap Growth
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      89,751      $       6,449      $     112,196      $     (17,263)

   Net realized gains (losses)                           0            125,457           (101,507)            34,024
   Change in net unrealized appreciation
      (depreciation) of investments                      0            275,786             85,641             23,535
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            89,751            407,692             96,330             40,296
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  5,394,565            369,000             20,263            124,076
   Cost of units redeemed                       (3,875,010)           (70,030)        (2,182,543)          (246,685)
   Net transfers                                (2,145,793)           635,034            144,501             10,038
   Contract maintenance charge                      (1,291)              (340)            (1,706)              (235)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (627,529)           933,664         (2,019,485)          (112,806)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                 (537,778)         1,341,356         (1,923,155)           (72,510)
Net assets at beginning of period                3,261,968            953,457          5,083,545          1,067,052
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   2,724,190      $   2,294,813      $   3,160,390      $     994,542
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      940,074             19,278              3,092             17,940
   Units redeemed                                 (674,286)            (3,717)          (337,664)           (37,516)
   Units transferred                              (370,919)            33,786             21,937                904
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (105,131)            49,347           (312,635)           (18,672)
Beginning units                                    573,706             58,819            792,896            166,608
                                             -------------      -------------      -------------      -------------
Ending units                                       468,575            108,166            480,261            147,936
                                             =============      =============      =============      =============

                                                                                            U.S.
                                                     Small          Strategic         Government         West Coast
                                                 Cap Value             Growth         Securities             Equity
                                                      Fund          Portfolio               Fund               Fund
                                                  (Class 2)         (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $        (747)     $    (179,100)     $     187,217      $    (153,891)

   Net realized gains (losses)                      10,345            501,821           (192,461)           599,584
   Change in net unrealized appreciation
      (depreciation) of investments                  9,866          2,351,961            120,446            765,704
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            19,464          2,674,682            115,202          1,211,397
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    152,268          7,679,616            206,075          2,303,405
   Cost of units redeemed                          (10,934)        (2,912,384)        (3,764,957)        (2,074,537)
   Net transfers                                    84,698          1,569,659           (226,472)         2,885,327
   Contract maintenance charge                         (77)            (4,250)            (4,533)            (2,382)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 225,955          6,332,641         (3,789,887)         3,111,813
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  245,419          9,007,323         (3,674,685)         4,323,210
Net assets at beginning of period                   14,625         20,280,840          8,703,199         10,079,033
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $     260,044      $  29,288,163      $   5,028,514      $  14,402,243
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       14,883            708,481             32,192            198,637
   Units redeemed                                   (1,027)          (265,809)          (591,941)          (178,092)
   Units transferred                                 8,220            141,140            (35,665)           249,412
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            22,076            583,812           (595,414)           269,957
Beginning units                                      1,465          1,933,183          1,364,116            904,287
                                             -------------      -------------      -------------      -------------
Ending units                                        23,541          2,516,995            768,702          1,174,244
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)


                                                  Columbia           Columbia           Columbia
                                                     Asset              Large              Small           Columbia
                                                Allocation          Cap Value            Company         High Yield
                                                     Fund,              Fund,       Growth Fund,              Fund,
                                                  Variable           Variable           Variable           Variable
                                                    Series             Series             Series             Series
                                                 (Class A)          (Class A)          (Class A)          (Class A)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $      42,222      $     111,916      $     (63,462)     $     260,160

   Net realized gains (losses)                     171,898            810,976            910,537            658,169
   Change in net unrealized appreciation
      (depreciation) of investments               (115,410)           164,332           (435,603)         1,764,612
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                            98,710          1,087,224            411,472          2,682,941
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                          0            612,275            107,800          3,136,792
   Cost of units redeemed                          (68,682)          (628,591)          (261,657)        (3,329,689)
   Net transfers                                   (45,648)          (207,065)          (181,169)        (1,146,577)
   Contract maintenance charge                        (278)              (919)              (417)            (3,100)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                (114,608)          (224,300)          (335,443)        (1,342,574)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                  (15,898)           862,924             76,029          1,340,367
Net assets at beginning of period                1,389,269          6,780,888          3,985,116         29,412,528
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   1,373,371      $   7,643,812      $   4,061,145      $  30,752,895
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            0             51,035              9,067            209,952
   Units redeemed                                   (6,390)           (52,882)           (22,225)          (223,946)
   Units transferred                                (4,230)           (16,614)           (15,798)           (77,510)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding           (10,620)           (18,461)           (28,956)           (91,504)
Beginning units                                    132,012            599,870            366,653          2,033,900
                                             -------------      -------------      -------------      -------------
Ending units                                       121,392            581,409            337,697          1,942,396
                                             =============      =============      =============      =============

                                                  Columbia
                                                   Marsico           Columbia           Columbia           Columbia
                                                   Focused            Marsico            Marsico            Mid Cap
                                                  Equities             Growth       21st Century             Growth
                                                     Fund,              Fund,              Fund,              Fund,
                                                  Variable           Variable           Variable           Variable
                                                    Series             Series             Series             Series
                                                 (Class A)          (Class A)          (Class A)          (Class A)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (1,100,964)     $    (100,306)     $     (25,031)     $     (33,020)

   Net realized gains (losses)                   1,752,886            180,727             99,423            150,895
   Change in net unrealized appreciation
      (depreciation) of investments              4,205,167            197,092            223,990            182,013
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         4,857,089            277,513            298,382            299,888
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 13,819,279            397,962            132,300             21,782
   Cost of units redeemed                       (6,996,048)          (676,771)           (40,589)          (132,230)
   Net transfers                                 4,784,906             65,744            241,745             69,946
   Contract maintenance charge                      (7,335)              (762)              (166)              (290)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              11,600,802           (213,827)           333,290            (40,792)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               16,457,891             63,686            631,672            259,096
Net assets at beginning of period               62,097,834          6,596,770          1,520,921          1,906,504
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $  78,555,725      $   6,660,456      $   2,152,593      $   2,165,600
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,233,225             39,179              8,867              2,263
   Units redeemed                                 (621,938)           (66,754)            (2,742)           (14,510)
   Units transferred                               428,481              5,860             16,189              8,260
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         1,039,768            (21,715)            22,314             (3,987)
Beginning units                                  5,556,354            651,793            111,169            228,270
                                             -------------      -------------      -------------      -------------
Ending units                                     6,596,122            630,078            133,483            224,283
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                  Columbia
                                                   Marsico
                                             International
                                             Opportunities
                                                     Fund,              Asset             Global
                                                  Variable         Allocation             Growth             Growth
                                                    Series               Fund               Fund               Fund
                                                 (Class B)          (Class 2)          (Class 2)          (Class 2)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     (91,741)     $   1,012,001      $  (2,924,978)     $  (4,917,354)

   Net realized gains (losses)                     596,443          4,097,070          5,486,056         15,644,798
   Change in net unrealized appreciation
      (depreciation) of investments                902,032         11,837,780         69,138,605         47,402,404
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                         1,406,734         16,946,851         71,699,683         58,129,848
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                    576,060          1,826,054         88,189,273        115,871,915
   Cost of units redeemed                         (566,387)       (20,261,285)       (36,548,217)       (61,686,736)
   Net transfers                                   (90,459)        21,627,229         86,275,882         77,270,559
   Contract maintenance charge                        (864)           (50,992)           (73,801)          (132,610)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions                 (81,650)         3,141,006        137,843,137        131,323,128
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets                1,325,084         20,087,857        209,542,820        189,452,976
Net assets at beginning of period                6,614,879        129,113,737        312,995,114        605,616,325
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $   7,939,963      $ 149,201,594      $ 522,537,934      $ 795,069,301
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       33,201            120,547          4,472,031          6,069,253
   Units redeemed                                  (32,944)        (1,336,102)        (1,842,113)        (3,221,284)
   Units transferred                                (4,620)         1,427,707          4,357,275          4,010,371
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding            (4,363)           212,152          6,987,193          6,858,340
Beginning units                                    411,931          9,064,421         17,105,037         32,609,118
                                             -------------      -------------      -------------      -------------
Ending units                                       407,568          9,276,573         24,092,230         39,467,458
                                             =============      =============      =============      =============

                                                    Growth              Asset               Cash
                                                    Income         Allocation         Management             Growth
                                                      Fund               Fund               Fund               Fund
                                                 (Class 2)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     712,339      $     651,145      $     150,063      $  (2,518,625)

   Net realized gains (losses)                  24,122,503          1,608,219            248,773          4,833,899
   Change in net unrealized appreciation
      (depreciation) of investments             62,706,918          7,293,461            170,497         36,788,689
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        87,541,760          9,552,825            569,333         39,103,963
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 94,294,948            637,159            170,627          2,736,753
   Cost of units redeemed                      (67,873,045)       (11,222,331)       (10,646,705)       (73,070,864)
   Net transfers                                69,266,374          1,124,377         12,417,021        (13,721,863)
   Contract maintenance charge                    (146,833)           (26,523)            (8,907)          (156,745)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              95,541,444         (9,487,318)         1,932,036        (84,212,719)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets              183,083,204             65,507          2,501,369        (45,108,756)
Net assets at beginning of period              601,415,194         75,989,381         15,694,797        496,145,405
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 784,498,398      $  76,054,888      $  18,196,166      $ 451,036,649
                                             =============      =============      =============      =============


ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    5,586,999             14,548              7,897             15,973
   Units redeemed                               (4,018,608)          (251,848)          (497,509)          (424,382)
   Units transferred                             4,064,132             26,497            580,877            (80,709)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         5,632,523           (210,803)            91,265           (489,118)
Beginning units                                 37,438,659          1,812,146            745,114          2,965,878
                                             -------------      -------------      -------------      -------------
Ending units                                    43,071,182          1,601,343            836,379          2,476,760
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                                               U.S.
                                                                                                        Government/
                                                   Growth-        High-Income                             AAA-Rated
                                                    Income               Bond      International         Securities
                                                      Fund               Fund               Fund               Fund
                                                 (Class 3)          (Class 3)          (Class 3)          (Class 3)
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $     977,346      $   1,591,913      $     364,066      $     807,494

   Net realized gains (losses)                   9,361,075         (1,316,843)         3,160,996         (1,033,960)
   Change in net unrealized appreciation
      (depreciation) of investments             48,688,744          2,824,444         15,067,440            954,473
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        59,027,165          3,099,514         18,592,502            728,007
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                  2,634,684            134,118            707,923            237,992
   Cost of units redeemed                      (69,216,550)        (6,790,378)       (16,007,937)        (6,171,650)
   Net transfers                                (3,726,649)           251,566          3,716,476         (1,693,050)
   Contract maintenance charge                    (168,828)           (13,891)           (37,267)           (12,600)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions             (70,477,343)        (6,418,585)       (11,620,805)        (7,639,308)
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets              (11,450,178)        (3,319,071)         6,971,697         (6,911,301)
Net assets at beginning of period              469,155,690         36,815,196        113,464,916         38,870,364
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 457,705,512      $  33,496,125      $ 120,436,613      $  31,959,063
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       21,768              2,210             15,781              7,642
   Units redeemed                                 (564,667)          (104,686)          (351,078)          (197,660)
   Units transferred                               (30,744)             4,281             77,204            (55,348)
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding          (573,643)           (98,195)          (258,093)          (245,366)
Beginning units                                  4,017,990            587,965          2,663,104          1,242,128
                                             -------------      -------------      -------------      -------------
Ending units                                     3,444,347            489,770          2,405,011            996,762
                                             =============      =============      =============      =============


                                                                                            BB&T
                                                    Growth            Mid Cap            Capital
                                                and Income              Value            Manager               BB&T
                                                 Portfolio          Portfolio         Equity VIF      Large Cap VIF
                                                (Class VC)         (Class VC)          Portfolio          Portfolio
                                             -------------      -------------      -------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (411,119)     $  (1,128,838)     $      (4,636)     $      (3,723)

   Net realized gains (losses)                  10,743,885         12,142,184             82,481              1,322
   Change in net unrealized appreciation
      (depreciation) of investments             20,672,859         (1,229,974)           200,718            171,215
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from operations                        31,005,625          9,783,372            278,563            168,814
                                             -------------      -------------      -------------      -------------

From capital transactions:
   Net proceeds from units sold                 17,973,348          1,021,516          2,412,800            718,850
   Cost of units redeemed                      (19,077,607)       (15,633,517)          (155,621)           (14,711)
   Net transfers                                27,962,988        (10,427,213)           983,847          1,163,019
   Contract maintenance charge                     (48,528)           (38,550)               (30)               (54)
                                             -------------      -------------      -------------      -------------
      Increase (decrease) in net assets
         from capital transactions              26,810,201        (25,077,764)         3,240,996          1,867,104
                                             -------------      -------------      -------------      -------------

Increase (decrease) in net assets               57,815,826        (15,294,392)         3,519,559          2,035,918
Net assets at beginning of period              188,203,284        113,685,375             35,013            138,082
                                             -------------      -------------      -------------      -------------
Net assets at end of period                  $ 246,019,110      $  98,390,983      $   3,554,572      $   2,174,000
                                             =============      =============      =============      =============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                    1,410,321             72,736            219,815             63,084
   Units redeemed                               (1,493,769)        (1,117,504)           (13,728)            (1,242)
   Units transferred                             2,182,281           (764,595)            88,439             99,394
                                             -------------      -------------      -------------      -------------
Increase (decrease) in units outstanding         2,098,833         (1,809,363)           294,526            161,236
Beginning units                                 15,827,941          8,338,434              3,383             13,166
                                             -------------      -------------      -------------      -------------
Ending units                                    17,926,774          6,529,071            297,909            174,402
                                             =============      =============      =============      =============

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2006
                                   (continued)

                                                                                      BB&T
                                                    BB&T             BB&T          Special             BB&T
                                               Large Cap          Mid Cap    Opportunities     Total Return
                                              Growth VIF       Growth VIF       Equity VIF         Bond VIF
                                               Portfolio        Portfolio        Portfolio        Portfolio
                                             -----------      -----------      -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $    (1,045)     $   (16,301)     $   (24,688)     $    41,485

   Net realized gains (losses)                       696           74,305           97,318             (105)
   Change in net unrealized appreciation
      (depreciation) of investments               10,423          (31,730)         296,921           11,430
                                             -----------      -----------      -----------      -----------
      Increase (decrease) in net assets
         from operations                          10,074           26,274          369,551           52,810
                                             -----------      -----------      -----------      -----------

From capital transactions:
   Net proceeds from units sold                  168,624          863,326        1,272,388        1,056,682
   Cost of units redeemed                           (809)         (40,221)         (54,603)         (57,456)
   Net transfers                                  30,052        1,255,974        1,513,579        1,750,314
   Contract maintenance charge                       (34)             (45)             (78)             (32)
                                             -----------      -----------      -----------      -----------
      Increase (decrease) in net assets
         from capital transactions               197,833        2,079,034        2,731,286        2,749,508
                                             -----------      -----------      -----------      -----------

Increase (decrease) in net assets                207,907        2,105,308        3,100,837        2,802,318
Net assets at beginning of period                 17,602          237,746          248,845          268,549
                                             -----------      -----------      -----------      -----------
Net assets at end of period                  $   225,509      $ 2,343,054      $ 3,349,682      $ 3,070,867
                                             ===========      ===========      ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     16,744           79,798          111,769          105,566
   Units redeemed                                    (83)          (3,737)          (4,740)          (5,686)
   Units transferred                               2,928          117,156          132,160          174,088
                                             -----------      -----------      -----------      -----------
Increase (decrease) in units outstanding          19,589          193,217          239,189          273,968
Beginning units                                    1,703           22,213           24,009           26,825
                                             -----------      -----------      -----------      -----------
Ending units                                      21,292          215,430          263,198          300,793
                                             ===========      ===========      ===========      ===========

                 See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005

                                                                                                     Government
                                                                    Asset            Capital                and
                                                               Allocation       Appreciation       Quality Bond              Growth
                                                                Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ 4,906,475       $ (9,485,906)       $ 7,605,643        $ (2,229,428)
     Net realized gains (losses)                                5,524,557        (24,442,430)           529,074           6,402,404
     Change in net unrealized appreciation
         (depreciation) of investments                            537,384        102,073,405         (4,523,316)         12,560,723
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   10,968,416         68,145,069          3,611,401          16,733,699
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               2,626,862          4,450,785          2,541,426           2,395,794
     Cost of units redeemed                                   (63,386,744)      (113,900,031)       (59,071,664)        (50,098,822)
     Net transfers                                            (10,616,268)       (51,950,786)        (1,212,149)        (21,208,517)
     Contract maintenance charge                                 (136,796)          (332,963)          (114,348)           (131,196)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (71,512,946)      (161,732,995)       (57,856,735)        (69,042,741)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (60,544,530)       (93,587,926)       (54,245,334)        (52,309,042)
Net assets at beginning of period                             382,278,134        851,237,491        368,063,059         375,237,336
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 321,733,604      $ 757,649,565      $ 313,817,725       $ 322,928,294
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   118,115            127,222            147,702              81,727
     Units redeemed                                            (2,826,122)        (3,178,153)        (3,489,093)         (1,708,744)
     Units transferred                                           (475,810)        (1,467,657)           (76,214)           (746,012)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                       (3,183,817)        (4,518,588)        (3,417,605)         (2,373,029)
Beginning units                                                17,122,617         24,027,428         21,889,014          12,878,108
                                                            ------------------------------------------------------------------------
Ending units                                                   13,938,800         19,508,840         18,471,409          10,505,079
                                                            ========================================================================

                                                                                                                         Government
                                                                  Natural              Asset            Capital                 and
                                                                Resources         Allocation       Appreciation        Quality Bond
                                                                Portfolio          Portfolio          Portfolio           Portfolio
                                                                 (Class 1)          (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (1,497,116)         $ 227,813       $ (1,679,126)        $ 2,822,381
     Net realized gains (losses)                               16,137,118            364,681          3,281,827            (522,884)
     Change in net unrealized appreciation
         (depreciation) of investments                         39,059,548            (59,988)         9,629,243          (1,203,279)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   53,699,550            532,506         11,231,944           1,096,218
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 839,085            307,578          2,352,670           1,858,238
     Cost of units redeemed                                   (21,323,726)        (1,496,415)        (8,972,319)        (10,982,257)
     Net transfers                                             32,884,334            (84,727)        (2,091,593)          3,368,293
     Contract maintenance charge                                  (46,824)            (2,933)           (21,785)            (21,419)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         12,352,869         (1,276,497)        (8,733,027)         (5,777,145)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              66,052,419           (743,991)         2,498,917          (4,680,927)
Net assets at beginning of period                             113,436,088         18,384,242        123,237,079         129,395,172
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 179,488,507       $ 17,640,251      $ 125,735,996       $ 124,714,245
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    25,276             13,860             64,908             109,814
     Units redeemed                                              (641,662)           (67,580)          (247,890)           (650,097)
     Units transferred                                          1,028,366             (4,343)           (57,543)            198,044
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          411,980            (58,063)          (240,525)           (342,239)
Beginning units                                                 4,139,858            829,438          3,423,701           7,672,011
                                                            ------------------------------------------------------------------------
Ending units                                                    4,551,838            771,375          3,183,176           7,329,772
                                                            ========================================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                     Natural              Asset             Capital
                                                                  Growth           Resources         Allocation        Appreciation
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (604,033)         $ (324,141)         $ 188,379        $ (3,127,459)
     Net realized gains (losses)                               4,492,157           3,900,503             91,446             839,827
     Change in net unrealized appreciation
         (depreciation) of investments                           (55,923)          6,342,653            208,224          25,732,874
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,832,201           9,919,015            488,049          23,445,242
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,663,290             609,299          3,968,385          57,910,738
     Cost of units redeemed                                   (4,422,464)         (2,275,928)          (656,642)        (10,759,187)
     Net transfers                                            (1,782,954)          3,625,293          1,357,332          23,616,606
     Contract maintenance charge                                 (12,458)             (4,489)            (1,797)            (31,722)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (4,554,586)          1,954,175          4,667,278          70,736,435
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                               (722,385)         11,873,190          5,155,327          94,181,677
Net assets at beginning of period                             77,079,482          21,312,223         11,903,503         168,649,045
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 76,357,097        $ 33,185,413       $ 17,058,830       $ 262,830,722
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   56,614              18,510            179,567           1,614,864
     Units redeemed                                             (151,510)            (68,325)           (29,603)           (299,151)
     Units transferred                                           (62,939)            115,885             61,219             666,688
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (157,835)             66,070            211,183           1,982,401
Beginning units                                                2,657,729             781,704            539,411           4,699,455
                                                            ------------------------------------------------------------------------
Ending units                                                   2,499,894             847,774            750,594           6,681,856
                                                            ========================================================================

                                                              Government
                                                                     and                                Natural          Aggressive
                                                            Quality Bond              Growth          Resources              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ 5,692,756        $ (1,066,079)        $ (470,766)       $ (1,940,361)
     Net realized gains (losses)                                (270,695)          5,065,806          3,659,438          (8,442,103)
     Change in net unrealized appreciation
         (depreciation) of investments                        (3,501,447)          2,993,470         10,019,415          19,033,014
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,920,614           6,993,197         13,208,087           8,650,550
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             56,483,504          32,490,921         17,954,499             853,006
     Cost of units redeemed                                  (18,755,902)         (7,324,328)        (1,964,464)        (18,925,764)
     Net transfers                                            38,478,568          14,473,114          7,621,267         (12,496,855)
     Contract maintenance charge                                 (37,895)            (20,314)            (4,080)            (75,626)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        76,168,275          39,619,393         23,607,222         (30,645,239)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             78,088,889          46,612,590         36,815,309         (21,994,689)
Net assets at beginning of period                            214,338,476          99,754,464         21,183,866         143,920,224
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 292,427,365       $ 146,367,054       $ 57,999,175       $ 121,925,535
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                3,346,355           1,117,351            532,100              56,253
     Units redeemed                                           (1,112,455)           (250,851)           (58,645)         (1,251,778)
     Units transferred                                         2,276,401             495,537            235,228            (846,402)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       4,510,301           1,362,037            708,683          (2,041,927)
Beginning units                                               12,740,224           3,447,573            779,599           9,797,972
                                                           -------------------------------------------------------------------------
Ending units                                                  17,250,525           4,809,610          1,488,282           7,756,045
                                                           ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Alliance           Blue Chip               Cash           Corporate
                                                                  Growth              Growth         Management                Bond
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (7,670,110)         $ (221,718)        $ (741,424)        $ 5,402,853
     Net realized gains (losses)                             (67,439,365)           (208,539)           530,577           1,183,592
     Change in net unrealized appreciation
         (depreciation) of investments                       162,956,041             643,706          2,030,683          (5,989,902)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  87,846,566             213,449          1,819,836             596,543
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              3,746,875             243,270          4,994,924           1,905,783
     Cost of units redeemed                                 (101,091,066)         (3,692,553)       (70,290,488)        (28,760,638)
     Net transfers                                           (62,410,159)          2,283,454         49,920,954           6,235,031
     Contract maintenance charge                                (397,192)             (9,765)           (65,852)            (56,053)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                      (160,151,542)         (1,175,594)       (15,440,462)        (20,675,877)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (72,304,976)           (962,145)       (13,620,626)        (20,079,334)
Net assets at beginning of period                            749,771,483          25,017,804        135,050,861         194,730,836
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 677,466,507        $ 24,055,659      $ 121,430,235       $ 174,651,502
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  129,719              41,469            387,469             110,950
     Units redeemed                                           (3,433,802)           (628,316)        (5,461,199)         (1,682,204)
     Units transferred                                        (2,201,358)            388,397          3,894,884             362,873
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (5,505,441)           (198,450)        (1,178,846)         (1,208,381)
Beginning units                                               25,978,046           4,146,996         10,546,190          11,355,796
                                                           -------------------------------------------------------------------------
Ending units                                                  20,472,605           3,948,546          9,367,344          10,147,415
                                                           =========================================================================

                                                                   Davis                                                  Federated
                                                                 Venture           "Dogs" of           Emerging            American
                                                                   Value         Wall Street            Markets             Leaders
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (8,728,365)          $ 474,340       $ (1,159,036)          $ (64,678)
     Net realized gains (losses)                              60,947,206           2,126,374          6,246,208           3,568,665
     Change in net unrealized appreciation
         (depreciation) of investments                        78,341,301          (5,856,712)        25,703,699             202,621
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                 130,560,142          (3,255,998)        30,790,871           3,706,608
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              7,981,478             266,800            438,627             730,466
     Cost of units redeemed                                 (244,857,696)        (11,292,034)       (13,550,784)        (23,938,250)
     Net transfers                                           (54,064,560)         (9,052,810)        15,708,476         (12,083,998)
     Contract maintenance charge                                (662,773)            (30,910)           (40,032)            (59,421)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                      (291,603,551)        (20,108,954)         2,556,287         (35,351,203)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                           (161,043,409)        (23,364,952)        33,347,158         (31,644,595)
Net assets at beginning of period                          1,657,605,750          78,877,465         88,049,372         157,581,658
                                                         ---------------------------------------------------------------------------
Net assets at end of period                              $ 1,496,562,341        $ 55,512,513      $ 121,396,530       $ 125,937,063
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  250,139              24,258             36,041              41,684
     Units redeemed                                           (7,606,410)         (1,036,312)        (1,100,735)         (1,362,119)
     Units transferred                                        (1,661,534)           (826,301)         1,227,838            (691,628)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (9,017,805)         (1,838,355)           163,144          (2,012,063)
Beginning units                                               52,961,565           6,929,443          7,976,447           8,953,274
                                                         ---------------------------------------------------------------------------
Ending units                                                  43,943,760           5,091,088          8,139,591           6,941,211
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ 1,279,001        $ (2,135,879)        $ (174,273)       $ (6,002,812)
     Net realized gains (losses)                               1,423,365          (3,630,811)           162,913           3,500,680
     Change in net unrealized appreciation
         (depreciation) of investments                          (286,674)         27,579,907            188,828          29,956,649
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   2,415,692          21,813,217            177,468          27,454,517
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                667,875             995,147             46,534           3,526,012
     Cost of units redeemed                                  (13,317,033)        (26,576,279)        (2,003,109)        (99,886,481)
     Net transfers                                             4,877,623          (5,641,350)        (2,290,668)        (69,977,124)
     Contract maintenance charge                                 (23,637)            (78,878)            (5,463)           (278,394)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (7,795,172)        (31,301,360)        (4,252,706)       (166,615,987)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (5,379,480)         (9,488,143)        (4,075,238)       (139,161,470)
Net assets at beginning of period                             82,766,021         185,921,956         18,976,094         699,908,679
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 77,386,541       $ 176,433,813       $ 14,900,856       $ 560,747,209
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   38,659              57,207              6,805             133,001
     Units redeemed                                             (768,566)         (1,510,013)          (293,111)         (3,588,521)
     Units transferred                                           281,982            (353,996)          (340,442)         (2,511,101)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (447,925)         (1,806,802)          (626,748)         (5,966,621)
Beginning units                                                4,872,325          10,797,429          2,722,190          24,966,616
                                                            ------------------------------------------------------------------------
Ending units                                                   4,424,400           8,990,627          2,095,442          18,999,995
                                                            ========================================================================

                                                                                                  International       International
                                                                  Growth          High-Yield        Diversified              Growth
                                                           Opportunities                Bond           Equities            & Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (241,064)       $ 14,897,936          $ (71,708)       $ (1,391,889)
     Net realized gains (losses)                                  43,503           7,497,901          2,416,686           8,812,277
     Change in net unrealized appreciation
         (depreciation) of investments                         1,044,156          (7,202,286)        13,450,582          16,476,166
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     846,595          15,193,551         15,795,560          23,896,554
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                149,554           1,073,830            713,310             856,706
     Cost of units redeemed                                   (2,454,230)        (34,424,799)       (23,093,222)        (32,049,478)
     Net transfers                                            (1,991,090)        (23,333,051)        (1,945,449)           (311,877)
     Contract maintenance charge                                  (8,909)            (65,032)           (52,186)            (76,357)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (4,304,675)        (56,749,052)       (24,377,547)        (31,581,006)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             (3,458,080)        (41,555,501)        (8,581,987)         (7,684,452)
Net assets at beginning of period                             18,188,614         235,859,948        151,934,480         217,669,286
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 14,730,534       $ 194,304,447      $ 143,352,493       $ 209,984,834
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   30,786              57,915             66,805              61,484
     Units redeemed                                             (513,049)         (1,927,896)        (2,144,620)         (2,357,061)
     Units transferred                                          (415,028)         (1,270,524)          (168,949)             58,562
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (897,291)         (3,140,505)        (2,246,764)         (2,237,015)
Beginning units                                                3,801,186          13,555,787         14,219,830          16,230,640
                                                           -------------------------------------------------------------------------
Ending units                                                   2,903,895          10,415,282         11,973,066          13,993,625
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                 Marsico           Investors            Mid-Cap                 MFS
                                                                  Growth               Trust             Growth        Total Return
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (977,223)       $ (1,341,057)      $ (1,962,724)        $ 2,923,059
     Net realized gains (losses)                               2,856,074          (3,037,667)       (16,899,434)         34,895,753
     Change in net unrealized appreciation
         (depreciation) of investments                         3,520,398          14,239,214         19,298,078         (30,523,000)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   5,399,249           9,860,490            435,920           7,295,812
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                424,903             951,058            805,604           3,776,570
     Cost of units redeemed                                   (8,209,064)        (24,052,360)       (17,500,402)        (75,582,125)
     Net transfers                                             5,106,549         (13,155,121)       (17,053,865)          5,999,623
     Contract maintenance charge                                 (19,317)            (79,418)           (63,294)           (182,818)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (2,696,929)        (36,335,841)       (33,811,957)        (65,988,750)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              2,702,320         (26,475,351)       (33,376,037)        (58,692,938)
Net assets at beginning of period                             65,643,534         192,713,777        154,117,911         547,419,678
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 68,345,854       $ 166,238,426      $ 120,741,874       $ 488,726,740
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   40,659              48,120             80,762             150,916
     Units redeemed                                             (778,518)         (1,203,258)        (1,725,648)         (3,028,451)
     Units transferred                                           453,096            (659,598)        (1,691,260)            249,659
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (284,763)         (1,814,736)        (3,336,146)         (2,627,876)
Beginning units                                                6,278,390           9,734,051         14,652,379          22,025,002
                                                            ------------------------------------------------------------------------
Ending units                                                   5,993,627           7,919,315         11,316,233          19,397,126
                                                            ========================================================================

                                                                  Putnam
                                                                 Growth:                Real         SunAmerica
                                                                 Voyager              Estate           Balanced          Technology
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,637,090)          $ 555,375        $ 1,238,680          $ (343,220)
     Net realized gains (losses)                             (17,729,061)         24,212,889         (6,905,989)           (610,399)
     Change in net unrealized appreciation
         (depreciation) of investments                        25,635,157         (10,483,792)         5,687,488             248,634
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   6,269,006          14,284,472             20,179            (704,985)
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,236,336             623,914            988,552             219,033
     Cost of units redeemed                                  (27,066,108)        (21,698,967)       (24,547,032)         (3,141,624)
     Net transfers                                           (19,778,893)         (9,510,187)       (16,568,255)         (1,831,048)
     Contract maintenance charge                                (107,258)            (48,082)           (97,469)            (10,973)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       (45,715,923)        (30,633,322)       (40,224,204)         (4,764,612)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (39,446,917)        (16,348,850)       (40,204,025)         (5,469,597)
Net assets at beginning of period                            198,871,321         152,120,150        181,055,953          26,583,352
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 159,424,404       $ 135,771,300      $ 140,851,928        $ 21,113,755
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   70,708              29,757             67,821              93,537
     Units redeemed                                           (1,568,058)           (998,474)        (1,665,215)         (1,350,743)
     Units transferred                                        (1,157,955)           (456,128)        (1,123,690)           (821,336)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                      (2,655,305)         (1,424,845)        (2,721,084)         (2,078,542)
Beginning units                                               11,438,565           7,121,147         12,147,521          10,833,574
                                                           -------------------------------------------------------------------------
Ending units                                                   8,783,260           5,696,302          9,426,437           8,755,032
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                 Telecom           Worldwide         Aggressive            Alliance
                                                                 Utility         High Income             Growth              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 1)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 957,686         $ 3,836,646         $ (195,511)         $ (871,205)
     Net realized gains (losses)                              (1,449,089)         (1,954,264)           696,853           1,226,876
     Change in net unrealized appreciation
         (depreciation) of investments                         2,262,314           1,538,480            354,070           8,997,169
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,770,911           3,420,862            855,412           9,352,840
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                206,255             391,221            157,846           1,596,800
     Cost of units redeemed                                   (6,110,819)        (12,222,932)          (829,075)         (4,637,491)
     Net transfers                                            (2,900,958)           (560,599)            62,551          (1,116,723)
     Contract maintenance charge                                 (16,869)            (23,395)            (2,653)            (15,392)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (8,822,391)        (12,415,705)          (611,331)         (4,172,806)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (7,051,480)         (8,994,843)           244,081           5,180,034
Net assets at beginning of period                             41,052,332          69,072,552         12,961,719          68,896,859
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 34,000,852        $ 60,077,709       $ 13,205,800        $ 74,076,893
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   17,313              20,453             10,707              56,500
     Units redeemed                                             (514,343)           (642,728)           (55,817)           (159,032)
     Units transferred                                          (246,713)            (29,832)             3,531             (46,638)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (743,743)           (652,107)           (41,579)           (149,170)
Beginning units                                                3,533,027           3,683,254            886,233           2,394,953
                                                            ------------------------------------------------------------------------
Ending units                                                   2,789,284           3,031,147            844,654           2,245,783
                                                            ========================================================================

                                                                                                                              Davis
                                                               Blue Chip                Cash          Corporate             Venture
                                                                  Growth          Management               Bond               Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (128,305)         $ (400,838)       $ 1,543,617        $ (1,361,513)
     Net realized gains (losses)                                 255,297             144,298            217,844           4,879,835
     Change in net unrealized appreciation
         (depreciation) of investments                           (72,337)            747,984         (1,666,353)         13,041,892
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      54,655             491,444             95,108          16,560,214
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                126,940           3,167,232            888,563           2,839,617
     Cost of units redeemed                                     (983,256)        (15,153,449)        (4,291,995)        (12,750,675)
     Net transfers                                              (690,707)          5,383,391          2,692,154            (597,727)
     Contract maintenance charge                                  (2,266)             (8,622)            (7,383)            (33,227)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (1,549,289)         (6,611,448)          (718,661)        (10,542,012)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (1,494,634)         (6,120,004)          (623,553)          6,018,202
Net assets at beginning of period                             12,287,985          48,330,416         54,193,855         196,647,275
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 10,793,351        $ 42,210,412       $ 53,570,302       $ 202,665,477
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   21,979             247,863             52,333              89,114
     Units redeemed                                             (167,555)         (1,184,331)          (252,916)           (396,314)
     Units transferred                                          (119,580)            422,768            158,088             (21,024)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (265,156)           (513,700)           (42,495)           (328,224)
Beginning units                                                2,058,214           3,787,733          3,178,532           6,279,634
                                                            ------------------------------------------------------------------------
Ending units                                                   1,793,058           3,274,033          3,136,037           5,951,410
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                      Federated
                                                               "Dogs" of            Emerging           American             Foreign
                                                             Wall Street             Markets            Leaders               Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 137,444          $ (214,982)         $ (33,427)         $ (946,435)
     Net realized gains (losses)                                 345,283           1,295,154            595,572           1,173,763
     Change in net unrealized appreciation
         (depreciation) of investments                        (1,372,848)          3,920,738            (38,480)          4,903,405
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    (890,121)          5,000,910            523,665           5,130,733
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                236,251             336,898            204,372           1,621,911
     Cost of units redeemed                                   (1,199,911)         (1,146,080)        (1,315,407)         (3,341,546)
     Net transfers                                              (450,614)          2,035,092         (1,112,880)          4,087,285
     Contract maintenance charge                                  (3,215)             (2,909)            (3,711)             (9,686)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (1,417,489)          1,223,001         (2,227,626)          2,357,964
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (2,307,610)          6,223,911         (1,703,961)          7,488,697
Net assets at beginning of period                             20,381,063          13,164,866         20,723,558          58,239,499
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 18,073,453        $ 19,388,777       $ 19,019,597        $ 65,728,196
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   21,501              27,179             12,029             109,206
     Units redeemed                                             (110,774)            (93,256)           (75,254)           (223,687)
     Units transferred                                           (41,051)            176,816            (64,663)            279,437
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (130,324)            110,739           (127,888)            164,956
Beginning units                                                1,799,526           1,201,940          1,184,869           3,958,903
                                                            ------------------------------------------------------------------------
Ending units                                                   1,669,202           1,312,679          1,056,981           4,123,859
                                                            ========================================================================

                                                                                                        Goldman
                                                                  Global              Global              Sachs             Growth-
                                                                    Bond            Equities           Research              Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 273,604          $ (166,098)         $ (69,678)         $ (429,439)
     Net realized gains (losses)                                 230,782             382,643            230,122           1,149,191
     Change in net unrealized appreciation
         (depreciation) of investments                           (83,466)          1,399,548            (78,154)          1,041,769
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     420,920           1,616,093             82,290           1,761,521
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                294,935             159,175             69,043             404,202
     Cost of units redeemed                                   (1,304,921)           (707,669)          (468,090)         (2,863,424)
     Net transfers                                             3,480,436           1,796,807           (348,477)         (3,700,653)
     Contract maintenance charge                                  (2,516)             (2,233)            (1,038)             (7,755)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         2,467,934           1,246,080           (748,562)         (6,167,630)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              2,888,854           2,862,173           (666,272)         (4,406,109)
Net assets at beginning of period                             13,981,610          11,374,003          6,144,254          40,777,284
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 16,870,464        $ 14,236,176        $ 5,477,982        $ 36,371,175
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   17,220               9,176             10,214              14,753
     Units redeemed                                              (75,683)            (40,195)           (69,397)           (103,329)
     Units transferred                                           201,274              97,042            (51,251)           (134,102)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         142,811              66,023           (110,434)           (222,678)
Beginning units                                                  823,892             662,045            886,355           1,450,353
                                                            ------------------------------------------------------------------------
Ending units                                                     966,703             728,068            775,921           1,227,675
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                  International       International
                                                                  Growth          High-Yield        Diversified              Growth
                                                           Opportunities                Bond           Equities            & Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (89,826)        $ 3,017,043          $ (57,105)         $ (266,866)
     Net realized gains (losses)                                 155,806           1,529,108          1,161,877           1,830,920
     Change in net unrealized appreciation
         (depreciation) of investments                           248,159          (1,933,134)         4,334,274           2,234,466
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     314,139           2,613,017          5,439,046           3,798,520
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 61,053             480,722          1,065,043             263,020
     Cost of units redeemed                                     (403,575)         (3,035,538)        (2,606,714)         (2,961,968)
     Net transfers                                                61,824          (3,362,692)         3,456,526             743,099
     Contract maintenance charge                                  (1,352)             (4,725)            (8,262)             (4,264)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          (282,050)         (5,922,233)         1,906,593          (1,960,113)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                                 32,089          (3,309,216)         7,345,639           1,838,407
Net assets at beginning of period                              5,980,833          40,928,981         45,428,670          31,636,685
                                                           -------------------------------------------------------------------------
Net assets at end of period                                  $ 6,012,922        $ 37,619,765       $ 52,774,309        $ 33,475,092
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   12,820              27,539             96,104              20,091
     Units redeemed                                              (84,666)           (169,705)          (240,285)           (216,768)
     Units transferred                                             8,753            (191,547)           310,039              59,319
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         (63,093)           (333,713)           165,858            (137,358)
Beginning units                                                1,255,588           2,367,479          4,272,814           2,366,670
                                                           -------------------------------------------------------------------------
Ending units                                                   1,192,495           2,033,766          4,438,672           2,229,312
                                                           =========================================================================

                                                                                         MFS
                                                                               Massachusetts                MFS
                                                                 Marsico           Investors            Mid-Cap           MFS Total
                                                                  Growth               Trust             Growth              Return
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (692,145)         $ (251,846)        $ (759,961)          $ 637,285
     Net realized gains (losses)                               1,395,303             689,846          1,199,111           9,387,957
     Change in net unrealized appreciation
         (depreciation) of investments                         3,081,011           1,105,903            (85,109)         (8,252,939)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,784,169           1,543,903            354,041           1,772,303
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,373,255             299,847            695,129           1,485,627
     Cost of units redeemed                                   (2,633,403)         (1,968,914)        (3,853,001)        (12,079,135)
     Net transfers                                            (1,198,253)         (1,087,454)        (3,448,702)            (14,174)
     Contract maintenance charge                                  (6,393)             (4,699)            (9,258)            (25,142)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (2,464,794)         (2,761,220)        (6,615,832)        (10,632,824)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,319,375          (1,217,317)        (6,261,791)         (8,860,521)
Net assets at beginning of period                             45,145,301          28,561,412         54,442,777         150,291,875
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 46,464,676        $ 27,344,095       $ 48,180,986       $ 141,431,354
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  135,749              15,133             68,845              60,075
     Units redeemed                                             (252,044)            (98,684)          (380,575)           (485,664)
     Units transferred                                          (120,283)            (55,122)          (348,049)             (2,455)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (236,578)           (138,673)          (659,779)           (428,044)
Beginning units                                                4,341,358           1,445,629          5,169,271           6,025,338
                                                            ------------------------------------------------------------------------
Ending units                                                   4,104,780           1,306,956          4,509,492           5,597,294
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                 Putnam
                                                                Growth:                Real        Small & Mid          SunAmerica
                                                                Voyager              Estate          Cap Value            Balanced
                                                              Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (96,956)           $ 92,485         $ (716,434)          $ 137,178
     Net realized gains (losses)                                134,930           4,586,071          1,308,428             207,907
     Change in net unrealized appreciation
         (depreciation) of investments                          301,376          (1,381,069)         1,277,956            (371,061)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    339,350           3,297,487          1,869,950             (25,976)
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                65,010             407,275            922,593             282,784
     Cost of units redeemed                                    (799,176)         (2,828,261)        (2,968,752)         (1,490,160)
     Net transfers                                              (66,393)         (2,231,307)         2,316,529          (1,470,219)
     Contract maintenance charge                                 (1,833)             (5,123)            (6,445)             (4,490)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (802,392)         (4,657,416)           263,925          (2,682,085)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (463,042)         (1,359,929)         2,133,875          (2,708,061)
Net assets at beginning of period                             9,396,286          32,262,874         45,740,841          22,041,926
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 8,933,244        $ 30,902,945       $ 47,874,716        $ 19,333,865
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   3,783              19,603             57,983              19,167
     Units redeemed                                             (46,603)           (130,075)          (188,628)           (101,874)
     Units transferred                                           (4,880)           (101,989)           141,916            (101,959)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (47,700)           (212,461)            11,271            (184,666)
Beginning units                                                 541,745           1,519,878          2,898,416           1,483,785
                                                            -----------------------------------------------------------------------
Ending units                                                    494,045           1,307,417          2,909,687           1,299,119
                                                            =======================================================================

                                                                                    Telecom          Worldwide          Aggressive
                                                             Technology             Utility        High Income              Growth
                                                              Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class 2)           (Class 2)          (Class 2)           (Class 3)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                            $ (153,200)          $ 108,391          $ 459,898          $ (128,623)
     Net realized gains (losses)                                  5,508              85,083             76,574             398,013
     Change in net unrealized appreciation
         (depreciation) of investments                          (96,860)            (68,895)          (156,228)            208,369
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   (244,552)            124,579            380,244             477,759
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               169,595              26,781             86,395           2,398,326
     Cost of units redeemed                                    (627,217)           (252,095)          (390,114)           (562,987)
     Net transfers                                               33,663             640,252             (2,435)          1,178,698
     Contract maintenance charge                                 (2,311)               (634)            (1,294)             (1,761)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (426,270)            414,304           (307,448)          3,012,276
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (670,822)            538,883             72,796           3,490,035
Net assets at beginning of period                            10,328,998           3,216,118          7,429,844           7,188,034
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 9,658,176         $ 3,755,001        $ 7,502,640        $ 10,678,069
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  75,415               2,195              4,645             158,549
     Units redeemed                                            (268,533)            (21,172)           (20,656)            (37,941)
     Units transferred                                           (3,388)             51,269             (1,145)             72,832
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                       (196,506)             32,292            (17,156)            193,440
Beginning units                                               4,237,386             278,545            398,777             493,564
                                                            -----------------------------------------------------------------------
Ending units                                                  4,040,880             310,837            381,621             687,004
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Alliance           Blue Chip               Cash           Corporate
                                                                  Growth              Growth         Management                Bond
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,198,647)         $ (101,712)      $ (1,032,430)        $ 3,557,599
     Net realized gains (losses)                                 776,225              88,620            460,703               1,591
     Change in net unrealized appreciation
         (depreciation) of investments                        14,115,045              98,890          1,652,578          (3,346,117)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  13,692,623              85,798          1,080,851             213,073
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             24,382,039           1,223,251         43,907,771          34,349,201
     Cost of units redeemed                                   (5,249,051)           (526,659)       (25,349,853)         (7,914,188)
     Net transfers                                             7,624,906           1,356,094         (9,714,882)         23,670,998
     Contract maintenance charge                                 (15,501)             (1,842)           (16,096)            (14,246)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        26,742,393           2,050,844          8,826,940          50,091,765
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             40,435,016           2,136,642          9,907,791          50,304,838
Net assets at beginning of period                             69,204,069           7,913,678        106,434,930          84,467,485
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 109,639,085        $ 10,050,320      $ 116,342,721       $ 134,772,323
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  838,295             210,779          3,440,918           2,030,633
     Units redeemed                                             (179,333)            (91,076)        (1,985,473)           (468,866)
     Units transferred                                           265,822             229,364           (760,503)          1,400,375
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         924,784             349,067            694,942           2,962,142
Beginning units                                                2,410,119           1,329,936          8,358,139           4,980,011
                                                           -------------------------------------------------------------------------
Ending units                                                   3,334,903           1,679,003          9,053,081           7,942,153
                                                           =========================================================================

                                                                   Davis                                                  Federated
                                                                 Venture           "Dogs" of           Emerging            American
                                                                   Value         Wall Street            Markets             Leaders
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (1,961,934)           $ 94,538         $ (258,418)          $ (52,924)
     Net realized gains (losses)                               1,001,853             150,809            823,221             204,357
     Change in net unrealized appreciation
         (depreciation) of investments                        25,235,767            (844,234)         5,263,999           1,058,788
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  24,275,686            (598,887)         5,828,802           1,210,221
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             81,328,130           2,005,585          7,033,348          10,398,847
     Cost of units redeemed                                  (15,191,996)           (613,064)          (707,312)         (2,297,907)
     Net transfers                                            30,022,029          (1,423,708)         3,785,046           5,180,769
     Contract maintenance charge                                 (37,728)             (1,736)            (2,117)             (5,107)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        96,120,435             (32,923)        10,108,965          13,276,602
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            120,396,121            (631,810)        15,937,767          14,486,823
Net assets at beginning of period                            220,042,179          12,678,068         11,307,326          31,424,127
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 340,438,300        $ 12,046,258       $ 27,245,093        $ 45,910,950
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                2,532,046             184,179            573,360             597,917
     Units redeemed                                             (473,951)            (56,746)           (58,666)           (131,815)
     Units transferred                                           931,895            (132,789)           303,631             294,378
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,989,990              (5,356)           818,325             760,480
Beginning units                                                7,041,367           1,123,504          1,037,661           1,803,078
                                                           -------------------------------------------------------------------------
Ending units                                                  10,031,357           1,118,148          1,855,986           2,563,558
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                                            Goldman
                                                                 Foreign              Global             Global               Sachs
                                                                   Value                Bond           Equities            Research
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (3,492,228)          $ 373,884         $ (149,506)          $ (16,543)
     Net realized gains (losses)                               1,457,733             210,500            129,834              17,326
     Change in net unrealized appreciation
         (depreciation) of investments                        22,282,387             (48,201)         1,509,659              31,217
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  20,247,892             536,183          1,489,987              32,000
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             57,272,246           6,402,925          3,137,179             380,505
     Cost of units redeemed                                  (13,974,286)         (1,299,846)          (513,686)            (17,228)
     Net transfers                                            40,970,991           5,377,566          2,430,899             150,778
     Contract maintenance charge                                 (35,188)             (1,926)            (1,218)               (185)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        84,233,763          10,478,719          5,053,174             513,870
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            104,481,655          11,014,902          6,543,161             545,870
Net assets at beginning of period                            171,656,726          16,657,356          7,200,517             971,168
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 276,138,381        $ 27,672,258       $ 13,743,678         $ 1,517,038
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                3,853,485             372,079            179,551              56,409
     Units redeemed                                             (939,739)            (75,522)           (29,104)             (2,568)
     Units transferred                                         2,777,999             312,056            135,789              21,708
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       5,691,745             608,613            286,236              75,549
Beginning units                                               11,695,786             984,302            421,371             140,999
                                                           -------------------------------------------------------------------------
Ending units                                                  17,387,531           1,592,915            707,607             216,548
                                                           =========================================================================

                                                                                                                      International
                                                                 Growth-              Growth         High-Yield         Diversified
                                                                  Income       Opportunities               Bond            Equities
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (241,729)          $ (66,013)       $ 3,690,497          $ (154,406)
     Net realized gains (losses)                                 587,543              78,740          1,678,532           1,341,997
     Change in net unrealized appreciation
         (depreciation) of investments                           804,535             221,132         (2,251,192)         14,937,930
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,150,349             233,859          3,117,837          16,125,521
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,970,897             886,980          7,516,982          36,177,128
     Cost of units redeemed                                   (1,171,459)           (278,588)        (3,816,190)         (8,080,662)
     Net transfers                                               (97,097)            229,408          2,294,206          10,887,997
     Contract maintenance charge                                  (2,506)               (820)            (4,914)            (21,372)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           699,835             836,980          5,990,084          38,963,091
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,850,184           1,070,839          9,107,921          55,088,612
Net assets at beginning of period                             18,778,665           3,645,824         43,718,981         101,220,144
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 20,628,849         $ 4,716,663       $ 52,826,902       $ 156,308,756
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   71,547             186,223            424,444           3,368,997
     Units redeemed                                              (42,487)            (59,469)          (217,257)           (752,711)
     Units transferred                                               245              45,773            123,457           1,030,984
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          29,305             172,527            330,644           3,647,270
Beginning units                                                  669,308             769,459          2,535,698           9,541,923
                                                            ------------------------------------------------------------------------
Ending units                                                     698,613             941,986          2,866,342          13,189,193
                                                            ========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                            MFS
                                                           International                          Massachusetts                 MFS
                                                                  Growth             Marsico          Investors             Mid-Cap
                                                                & Income              Growth              Trust              Growth
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (368,646)         $ (382,751)        $ (382,200)         $ (925,472)
     Net realized gains (losses)                               1,018,770             512,075            295,853             607,758
     Change in net unrealized appreciation
         (depreciation) of investments                         4,416,893           2,051,174          2,423,542           1,544,431
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   5,067,017           2,180,498          2,337,195           1,226,717
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              5,799,584           4,221,189          8,501,460          12,383,818
     Cost of units redeemed                                   (2,951,582)         (1,402,230)        (2,490,318)         (3,530,218)
     Net transfers                                             3,671,791             593,355          3,228,231           2,761,318
     Contract maintenance charge                                  (4,203)             (3,212)            (5,951)             (9,523)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         6,515,590           3,409,102          9,233,422          11,605,395
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             11,582,607           5,589,600         11,570,617          12,832,112
Net assets at beginning of period                             35,194,607          23,167,131         33,465,893          54,574,948
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 46,777,214        $ 28,756,731       $ 45,036,510        $ 67,407,060
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  429,400             403,727            428,292           1,221,123
     Units redeemed                                             (218,915)           (135,477)          (125,556)           (349,987)
     Units transferred                                           278,827              48,098            159,856             267,301
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                         489,312             316,348            462,592           1,138,437
Beginning units                                                2,648,598           2,232,718          1,697,663           5,194,249
                                                           -------------------------------------------------------------------------
Ending units                                                   3,137,910           2,549,066          2,160,255           6,332,686
                                                           =========================================================================

                                                                                      Putnam
                                                               MFS Total             Growth:               Real         Small & Mid
                                                                  Return             Voyager             Estate           Cap Value
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 837,850           $ (45,114)         $ 158,959        $ (2,300,922)
     Net realized gains (losses)                               8,756,058              51,737          3,955,715           2,113,522
     Change in net unrealized appreciation
         (depreciation) of investments                        (7,381,949)            166,202            450,093           6,597,487
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   2,211,959             172,825          4,564,767           6,410,087
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             42,706,397             650,373         12,591,230          36,171,234
     Cost of units redeemed                                   (9,703,426)           (290,668)        (2,170,571)         (9,724,832)
     Net transfers                                            23,971,565           1,315,978          2,520,945          24,627,790
     Contract maintenance charge                                 (23,022)               (692)            (4,535)            (24,631)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        56,951,514           1,674,991         12,937,069          51,049,561
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             59,163,473           1,847,816         17,501,836          57,459,648
Net assets at beginning of period                            132,416,887           3,213,032         29,611,420         119,131,771
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 191,580,360         $ 5,060,848       $ 47,113,256       $ 176,591,419
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                1,718,367              38,008            585,403           2,303,024
     Units redeemed                                             (391,820)            (16,928)          (100,159)           (618,658)
     Units transferred                                           963,638              74,343            116,730           1,522,298
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,290,185              95,423            601,974           3,206,664
Beginning units                                                5,322,826             185,991          1,398,233           7,568,354
                                                           -------------------------------------------------------------------------
Ending units                                                   7,613,011             281,414          2,000,207          10,775,018
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                              SunAmerica                                Telecom           Worldwide
                                                                Balanced          Technology            Utility         High Income
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $ 76,382          $ (142,454)           $ 3,385            $ 75,291
     Net realized gains (losses)                                 122,441             (13,400)             3,955               6,137
     Change in net unrealized appreciation
         (depreciation) of investments                          (209,456)            (80,053)            (2,715)            (19,287)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     (10,633)           (235,907)             4,625              62,141
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              2,017,281           1,523,108             61,923             292,156
     Cost of units redeemed                                   (1,109,554)           (535,982)            (8,131)           (213,604)
     Net transfers                                              (487,040)            772,770             47,915             218,775
     Contract maintenance charge                                  (2,362)             (2,127)                 0                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           418,325           1,757,769            101,707             297,327
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                                407,692           1,521,862            106,332             359,468
Net assets at beginning of period                             12,029,966           8,870,679             85,506             917,051
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 12,437,658        $ 10,392,541          $ 191,838         $ 1,276,519
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  138,318             654,375              5,267              15,515
     Units redeemed                                              (75,832)           (231,008)              (704)            (11,370)
     Units transferred                                           (35,083)            290,942              3,980              11,633
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                          27,403             714,309              8,543              15,778
Beginning units                                                  812,328           3,648,226              7,468              49,363
                                                            ------------------------------------------------------------------------
Ending units                                                     839,731           4,362,535             16,011              65,141
                                                            ========================================================================

                                                                                   Strategic         Growth and
                                                                Comstock              Growth             Income            Balanced
                                                               Portfolio           Portfolio          Portfolio           Portfolio
                                                               (Class II)          (Class II)         (Class II)           (Class 1)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ (2,082,712)         $ (442,733)      $ (2,470,230)      $     615,154
     Net realized gains (losses)                              12,972,729             703,524         10,006,524           2,388,146
     Change in net unrealized appreciation
         (depreciation) of investments                        (1,574,567)          1,308,171         18,324,737           3,951,645
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   9,315,450           1,568,962         25,861,031           6,954,945
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             33,288,671           2,203,230         62,157,980           6,609,674
     Cost of units redeemed                                  (26,751,095)         (2,621,288)       (25,632,414)        (15,477,675)
     Net transfers                                            61,349,784            (595,102)        45,594,724          14,206,685
     Contract maintenance charge                                 (76,197)             (7,271)           (70,316)            (26,793)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        67,811,163          (1,020,431)        82,049,974           5,311,891
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             77,126,613             548,531        107,911,005          12,266,836
Net assets at beginning of period                            269,006,904          29,266,860        271,558,342         151,947,986
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 346,133,517        $ 29,815,391      $ 379,469,347       $ 164,214,822
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                2,776,482             241,484          4,849,455             743,640
     Units redeemed                                           (2,239,886)           (292,094)        (1,994,353)         (1,743,769)
     Units transferred                                         5,148,290             (74,720)         3,552,391           1,587,500
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       5,684,886            (125,330)         6,407,493             587,371
Beginning units                                               22,295,013           3,220,823         21,776,653          17,103,475
                                                           -------------------------------------------------------------------------
Ending units                                                  27,979,899           3,095,493         28,184,146          17,690,846
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                            Conservative        Conservative
                                                                Balanced              Growth      Equity Income     Flexible Income
                                                               Portfolio           Portfolio               Fund           Portfolio
                                                                (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 138,507          $ (189,877)          $ 15,835           $ 662,291
     Net realized gains (losses)                                 205,983           1,546,669            398,904             402,807
     Change in net unrealized appreciation
         (depreciation) of investments                           143,483           2,497,706          1,770,017            (386,241)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     487,973           3,854,498          2,184,756             678,857
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                625,915           2,341,006          4,428,289             901,208
     Cost of units redeemed                                   (1,647,171)         (6,210,222)        (2,313,446)         (3,480,850)
     Net transfers                                             2,409,061           1,769,104          6,048,106           2,731,070
     Contract maintenance charge                                  (2,239)            (15,276)            (4,097)             (6,660)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         1,385,566          (2,115,388)         8,158,852             144,768
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              1,873,539           1,739,110         10,343,608             823,625
Net assets at beginning of period                             14,872,611          73,797,945         21,639,735          36,143,342
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 16,746,150        $ 75,537,055       $ 31,983,343        $ 36,966,967
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   94,206             251,492            510,131             116,946
     Units redeemed                                             (250,286)           (671,690)          (268,941)           (453,192)
     Units transferred                                           365,051             185,398            699,207             353,119
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         208,971            (234,800)           940,397              16,873
Beginning units                                                2,264,674           7,982,301          2,611,510           4,698,052
                                                            ------------------------------------------------------------------------
Ending units                                                   2,473,645           7,747,501          3,551,907           4,714,925
                                                            ========================================================================

                                                                                                                     International
                                                                 Growth     Growth & Income             Income              Growth
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (15,132)          $ (23,657)         $ 401,894               $ 538
     Net realized gains (losses)                                 65,008             222,642              9,554               4,542
     Change in net unrealized appreciation
         (depreciation) of investments                           36,949             (74,375)          (329,198)            109,262
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     86,825             124,610             82,250             114,342
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                50,851             262,073            796,115              59,967
     Cost of units redeemed                                    (225,690)         (1,417,088)        (1,101,510)            (18,801)
     Net transfers                                              (75,830)            404,016            927,089             285,349
     Contract maintenance charge                                   (608)             (1,768)            (1,967)               (139)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (251,277)           (752,767)           619,727             326,376
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (164,452)           (628,157)           701,977             440,718
Net assets at beginning of period                             1,752,597           8,860,014          9,872,875             514,659
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 1,588,145         $ 8,231,857       $ 10,574,852           $ 955,377
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   7,721              41,547            113,827              10,421
     Units redeemed                                             (33,737)           (227,715)          (159,071)             (3,271)
     Units transferred                                          (12,093)             64,300            131,748              47,236
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (38,109)           (121,868)            86,504              54,386
Beginning units                                                 265,990           1,406,715          1,419,702              91,001
                                                            -----------------------------------------------------------------------
Ending units                                                    227,881           1,284,847          1,506,206             145,387
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Mid Cap               Money                             Short Term
                                                                  Stock              Market               REIT              Income
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 1)           (Class 1)          (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (55,659)           $ 42,753            $ 3,271            $ 91,541
     Net realized gains (losses)                                523,733                   0             54,648             (44,759)
     Change in net unrealized appreciation
         (depreciation) of investments                          138,805                   0              3,437             (44,188)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                    606,879              42,753             61,356               2,594
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                86,649           2,651,347             46,971             159,080
     Cost of units redeemed                                    (841,291)           (537,882)          (128,614)           (493,526)
     Net transfers                                              367,875          (1,543,571)           353,670            (694,931)
     Contract maintenance charge                                   (701)             (2,125)               (85)             (1,030)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (387,468)            567,769            271,942          (1,030,407)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                               219,411             610,522            333,298          (1,027,813)
Net assets at beginning of period                             5,396,331           4,137,109            619,770           3,875,626
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 5,615,742         $ 4,747,631          $ 953,068         $ 2,847,813
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   9,371             462,991              3,143              24,599
     Units redeemed                                             (93,417)            (94,224)            (8,450)            (76,420)
     Units transferred                                           40,046            (271,690)            22,980            (108,423)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (44,000)             97,077             17,673            (160,244)
Beginning units                                                 644,391             724,436             41,375             599,257
                                                            -----------------------------------------------------------------------
Ending units                                                    600,391             821,513             59,048             439,013
                                                            =======================================================================

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.

                                                                  Small               Small          Strategic                U.S.
                                                             Cap Growth           Cap Value             Growth          Government
                                                                   Fund                Fund          Portfolio     Securities Fund
                                                               (Class 1)           (Class 1) (1)      (Class 1)           (Class 1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (27,849)              $ (89)        $ (167,508)          $ 417,301
     Net realized gains (losses)                                 51,624                   1            488,562             (70,590)
     Change in net unrealized appreciation
         (depreciation) of investments                         (124,988)              1,552            902,555            (245,945)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   (101,213)              1,464          1,223,609             100,766
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                12,340              44,456            969,546              20,837
     Cost of units redeemed                                    (272,098)                 (1)        (1,033,230)         (1,881,118)
     Net transfers                                             (184,028)              8,176            942,491            (215,924)
     Contract maintenance charge                                   (356)                (70)            (5,779)             (4,018)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         (444,142)             52,561            873,028          (2,080,223)
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                              (545,355)             54,025          2,096,637          (1,979,457)
Net assets at beginning of period                             2,271,166                   0         19,241,277          14,843,010
                                                            -----------------------------------------------------------------------
Net assets at end of period                                 $ 1,725,811            $ 54,025       $ 21,337,914        $ 12,863,553
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   1,966               4,574             95,575               3,215
     Units redeemed                                             (44,558)                 (7)          (102,597)           (291,860)
     Units transferred                                          (29,944)                825             92,674             (33,456)
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                        (72,536)              5,392             85,652            (322,101)
Beginning units                                                 337,467                   0          1,918,099           2,299,797
                                                            -----------------------------------------------------------------------
Ending units                                                    264,931               5,392          2,003,751           1,977,696
                                                            =======================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                              West Coast                           Conservative        Conservative
                                                                  Equity            Balanced           Balanced              Growth
                                                                    Fund           Portfolio          Portfolio           Portfolio
                                                                (Class 1)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (117,942)          $ 205,719          $ 103,420          $ (276,125)
     Net realized gains (losses)                                 454,718           2,173,789            191,637           1,064,455
     Change in net unrealized appreciation
         (depreciation) of investments                           832,262           3,454,846            279,511           2,048,470
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,169,038           5,834,354            574,568           2,836,800
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              1,581,689          18,064,093          2,179,876          10,607,338
     Cost of units redeemed                                   (2,008,919)        (20,262,936)        (1,527,506)         (7,116,060)
     Net transfers                                             2,438,741          17,304,052          6,391,995           3,583,658
     Contract maintenance charge                                  (3,090)            (27,094)            (3,572)            (11,746)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         2,008,421          15,078,115          7,040,793           7,063,190
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              3,177,459          20,912,469          7,615,361           9,899,990
Net assets at beginning of period                             14,438,128         130,881,501         15,053,195          50,212,271
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 17,615,587       $ 151,793,970       $ 22,668,556        $ 60,112,261
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  148,226           2,048,507            334,900           1,160,439
     Units redeemed                                             (185,215)         (2,298,597)          (234,510)           (782,217)
     Units transferred                                           227,542           1,948,758            975,040             389,825
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         190,553           1,698,668          1,075,430             768,047
Beginning units                                                1,358,062          14,862,942          2,311,026           5,494,544
                                                            ------------------------------------------------------------------------
Ending units                                                   1,548,615          16,561,610          3,386,456           6,262,591
                                                            ========================================================================


                                                           Equity Income     Flexible Income             Growth     Growth & Income
                                                                    Fund           Portfolio               Fund                Fund
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (35,978)        $ 1,042,511          $ (15,387)          $ (19,867)
     Net realized gains (losses)                                 634,119             452,779             42,763              92,035
     Change in net unrealized appreciation
         (depreciation) of investments                         1,363,185            (431,067)            27,266             (30,177)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,961,326           1,064,223             54,642              41,991
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              4,280,030           3,667,765             25,981             131,499
     Cost of units redeemed                                   (3,226,584)         (9,142,107)          (271,825)           (699,865)
     Net transfers                                            10,328,444          14,816,010             20,676             484,457
     Contract maintenance charge                                  (4,170)            (15,462)              (254)               (999)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        11,377,720           9,326,206           (225,422)            (84,908)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             13,339,046          10,390,429           (170,780)            (42,917)
Net assets at beginning of period                             18,459,243          61,768,123          1,263,148           3,353,282
                                                           -------------------------------------------------------------------------
Net assets at end of period                                 $ 31,798,289        $ 72,158,552        $ 1,092,368         $ 3,310,365
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  501,327             481,859              3,840              20,868
     Units redeemed                                             (384,568)         (1,202,212)           (41,606)           (113,605)
     Units transferred                                         1,217,425           1,944,842              2,842              78,668
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       1,334,184           1,224,489            (34,924)            (14,069)
Beginning units                                                2,260,288           8,110,654            193,649             540,874
                                                           -------------------------------------------------------------------------
Ending units                                                   3,594,472           9,335,143            158,725             526,805
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                               International            Mid Cap               Money
                                                                  Income              Growth              Stock              Market
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 2)           (Class 2)          (Class 2)           (Class 2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ 902,481              $ (778)         $ (37,372)           $ 31,233
     Net realized gains (losses)                                 (68,483)              3,958            263,444                   0
     Change in net unrealized appreciation
         (depreciation) of investments                          (742,213)            106,743             71,572                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      91,785             109,923            297,644              31,233
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                612,552             143,838            254,916           3,826,354
     Cost of units redeemed                                   (4,160,003)            (34,117)          (598,912)         (1,919,682)
     Net transfers                                               373,491             422,434            499,915          (4,043,538)
     Contract maintenance charge                                  (4,902)                (99)              (454)             (1,706)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (3,178,862)            532,056            155,465          (2,138,572)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                             (3,087,077)            641,979            453,109          (2,107,339)
Net assets at beginning of period                             23,063,724             258,869          2,559,976           5,369,307
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 19,976,647           $ 900,848        $ 3,013,085         $ 3,261,968
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   88,111              24,736             30,047             675,833
     Units redeemed                                             (601,770)             (5,749)           (70,677)           (340,135)
     Units transferred                                            53,294              73,818             58,421            (713,566)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (460,365)             92,805             17,791            (377,868)
Beginning units                                                3,337,116              46,252            310,386             951,574
                                                            ------------------------------------------------------------------------
Ending units                                                   2,876,751             139,057            328,177             573,706
                                                            ========================================================================


                                                                                 Short Term              Small               Small
                                                                   REIT              Income         Cap Growth           Cap Value
                                                                   Fund                Fund               Fund                Fund
                                                               (Class 2)           (Class 2)          (Class 2)       (Class 2) (1)
                                                            -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $ 5,629           $ 127,347          $ (17,529)              $ (43)
     Net realized gains (losses)                                 50,408             (76,397)            14,783                  (8)
     Change in net unrealized appreciation
         (depreciation) of investments                           23,178             (46,973)           (25,114)                (68)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                     79,215               3,977            (27,860)               (119)
                                                            -----------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                               315,359             156,794             45,769               8,803
     Cost of units redeemed                                    (294,345)           (950,099)          (134,097)                  0
     Net transfers                                              660,592          (1,058,266)            14,564               6,019
     Contract maintenance charge                                   (219)             (1,759)              (271)                (78)
                                                            -----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          681,387          (1,853,330)           (74,035)             14,744
                                                            -----------------------------------------------------------------------
Increase (decrease) in net assets                               760,602          (1,849,353)          (101,895)             14,625
Net assets at beginning of period                               192,855           6,932,898          1,168,947                   0
                                                            -----------------------------------------------------------------------
Net assets at end of period                                   $ 953,457         $ 5,083,545        $ 1,067,052            $ 14,625
                                                            =======================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  20,021              24,554              7,485                 887
     Units redeemed                                             (18,408)           (148,903)           (21,450)                 (8)
     Units transferred                                           44,453            (165,622)             4,801                 586
                                                            -----------------------------------------------------------------------
Increase (decrease) in units outstanding                         46,066            (289,971)            (9,164)              1,465
Beginning units                                                  12,753           1,082,867            175,772                   0
                                                            -----------------------------------------------------------------------
Ending units                                                     58,819             792,896            166,608               1,465
                                                            =======================================================================

(1)   For the period from July 1, 2005 (inception) to December 31, 2005.




                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                                                                            Nations
                                                               Strategic                U.S.         West Coast       International
                                                                  Growth          Government             Equity               Value
                                                               Portfolio     Securities Fund               Fund           Portfolio
                                                                (Class 2)           (Class 2)          (Class 2)       (Class B) (2)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (187,309)          $ 262,934          $ (91,522)           $ (1,594)
     Net realized gains (losses)                                 453,911            (107,124)           255,235           2,246,498
     Change in net unrealized appreciation
         (depreciation) of investments                           793,200            (120,664)           406,029          (2,016,082)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,059,802              35,146            569,742             228,822
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              5,329,649               9,977          1,085,329                   0
     Cost of units redeemed                                   (2,454,156)         (2,882,026)        (1,692,706)         (1,221,987)
     Net transfers                                             1,513,168          (1,168,238)         2,043,551          (6,862,162)
     Contract maintenance charge                                  (3,626)             (5,929)            (2,405)               (989)
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                         4,385,035          (4,046,216)         1,433,769          (8,085,138)
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                              5,444,837          (4,011,070)         2,003,511          (7,856,316)
Net assets at beginning of period                             14,836,003          12,714,269          8,075,522           7,856,316
                                                            ------------------------------------------------------------------------
Net assets at end of period                                 $ 20,280,840         $ 8,703,199       $ 10,079,033                 $ 0
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  534,928               1,571            102,349                   0
     Units redeemed                                             (248,171)           (453,599)          (163,383)            (94,491)
     Units transferred                                           151,823            (184,428)           192,871            (505,393)
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                         438,580            (636,456)           131,837            (599,884)
Beginning units                                                1,494,603           2,000,572            772,450             599,884
                                                            ------------------------------------------------------------------------
Ending units                                                   1,933,183           1,364,116            904,287                   0
                                                            ========================================================================

(2)   For the period from January 1, 2005 to December 9, 2005.


                                                                Columbia            Columbia           Columbia
                                                                   Asset               Large              Small            Columbia
                                                              Allocation           Cap Value            Company          High Yield
                                                                   Fund,               Fund,       Growth Fund,               Fund,
                                                         Variable Series     Variable Series    Variable Series     Variable Series
                                                                (Class A)           (Class A)          (Class A)           (Class A)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (21,249)          $ (99,757)         $ (59,111)         $ (406,483)
     Net realized gains (losses)                                  20,790             291,348             70,418             281,014
     Change in net unrealized appreciation
         (depreciation) of investments                            39,002             300,140            148,896             277,379
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                      38,543             491,731            160,203             151,910
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                      0             634,142            117,752           3,155,646
     Cost of units redeemed                                     (104,300)           (538,777)          (247,784)         (2,247,639)
     Net transfers                                               (36,083)             36,110             45,390           1,749,543
     Contract maintenance charge                                    (274)               (876)              (396)             (2,904)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          (140,657)            130,599            (85,038)          2,654,646
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                               (102,114)            622,330             75,165           2,806,556
Net assets at beginning of period                              1,491,383           6,158,558          3,909,951          26,605,972
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                  $ 1,389,269         $ 6,780,888        $ 3,985,116        $ 29,412,528
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                        0              58,557             11,450             220,885
     Units redeemed                                              (10,175)            (50,021)           (24,579)           (157,592)
     Units transferred                                            (3,564)              4,657              3,891             121,562
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                         (13,739)             13,193             (9,238)            184,855
Beginning units                                                  145,751             586,677            375,891           1,849,045
                                                         ---------------------------------------------------------------------------
Ending units                                                     132,012             599,870            366,653           2,033,900
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                Columbia            Columbia           Columbia            Columbia
                                                                 Marsico             Marsico            Marsico             Mid Cap
                                                                 Focused              Growth       21st Century              Growth
                                                          Equities Fund,               Fund,              Fund,               Fund,
                                                         Variable Series     Variable Series    Variable Series     Variable Series
                                                                (Class A)           (Class A)          (Class A)           (Class A)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (858,116)          $ (94,300)         $ (20,695)          $ (29,513)
     Net realized gains (losses)                                 937,345             115,480             37,539             160,901
     Change in net unrealized appreciation
         (depreciation) of investments                         4,912,756             331,066             68,355             (67,388)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   4,991,985             352,246             85,199              64,000
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             10,232,336             433,177             46,443              12,681
     Cost of units redeemed                                   (3,729,906)           (402,020)          (122,968)           (119,046)
     Net transfers                                             4,506,764             163,597            213,495             (33,349)
     Contract maintenance charge                                  (6,236)               (808)              (182)               (273)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        11,002,958             193,946            136,788            (139,987)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                             15,994,943             546,192            221,987             (75,987)
Net assets at beginning of period                             46,102,891           6,050,578          1,298,934           1,982,491
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                 $ 62,097,834         $ 6,596,770        $ 1,520,921         $ 1,906,504
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  997,632              45,205              3,775               1,715
     Units redeemed                                             (359,616)            (42,601)            (9,846)            (15,694)
     Units transferred                                           439,697              16,697             16,373              (4,365)
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                       1,077,713              19,301             10,302             (18,344)
Beginning units                                                4,478,641             632,492            100,867             246,614
                                                         ---------------------------------------------------------------------------
Ending units                                                   5,556,354             651,793            111,169             228,270
                                                         ===========================================================================

                                                                Columbia
                                                                 Marsico
                                                           International
                                                           Opportunities               Asset             Global
                                                                   Fund,          Allocation             Growth              Growth
                                                         Variable Series                Fund               Fund                Fund
                                                                (Class B)           (Class 2)          (Class 2)           (Class 2)
                                                         ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $ (82,426)          $ 921,634       $ (2,201,879)       $ (3,904,496)
     Net realized gains (losses)                                 311,686             702,539          1,460,288           4,381,135
     Change in net unrealized appreciation
         (depreciation) of investments                           828,164           7,248,989         33,718,274          71,134,948
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   1,057,424           8,873,162         32,976,683          71,611,587
                                                         ---------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                682,388           3,014,733         41,178,750          74,105,495
     Cost of units redeemed                                     (416,439)        (13,039,239)       (17,358,029)        (36,197,458)
     Net transfers                                                66,939          24,276,453         61,858,632          91,268,996
     Contract maintenance charge                                    (765)            (47,003)           (50,436)           (108,420)
                                                         ---------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           332,123          14,204,944         85,628,917         129,068,613
                                                         ---------------------------------------------------------------------------
Increase (decrease) in net assets                              1,389,547          23,078,106        118,605,600         200,680,200
Net assets at beginning of period                              5,225,332         106,035,631        194,389,514         404,936,125
                                                         ---------------------------------------------------------------------------
Net assets at end of period                                  $ 6,614,879       $ 129,113,737      $ 312,995,114       $ 605,616,325
                                                         ===========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   49,613             222,689          2,467,483           4,402,380
     Units redeemed                                              (30,098)           (961,759)        (1,036,367)         (2,140,376)
     Units transferred                                             9,357           1,802,576          3,743,602           5,407,862
                                                         ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                          28,872           1,063,506          5,174,718           7,669,866
Beginning units                                                  383,059           8,000,915         11,930,319          24,939,252
                                                         ---------------------------------------------------------------------------
Ending units                                                     411,931           9,064,421         17,105,037          32,609,118
                                                         ===========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                  Growth               Asset               Cash
                                                                  Income          Allocation         Management              Growth
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 2)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (719,227)          $ 649,545         $ (112,693)       $ (2,993,142)
     Net realized gains (losses)                               5,373,147            (946,995)             5,601         (14,434,756)
     Change in net unrealized appreciation
         (depreciation) of investments                        20,217,743           6,000,427            363,440          84,126,000
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  24,871,663           5,702,977            256,348          66,698,102
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             63,614,982             725,527            480,520           2,758,673
     Cost of units redeemed                                  (42,163,349)        (13,599,450)       (10,933,448)        (76,120,775)
     Net transfers                                            88,322,085           2,217,837          6,044,477         (10,123,985)
     Contract maintenance charge                                (131,971)            (29,155)           (10,023)           (176,917)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       109,641,747         (10,685,241)        (4,418,474)        (83,663,004)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            134,513,410          (4,982,264)        (4,162,126)        (16,964,902)
Net assets at beginning of period                            466,901,784          80,971,645         19,856,923         513,110,307
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 601,415,194        $ 75,989,381       $ 15,694,797       $ 496,145,405
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                4,133,118              18,148             23,078              18,307
     Units redeemed                                           (2,735,768)           (344,212)          (523,734)           (505,043)
     Units transferred                                         5,759,256              55,790            289,747             (67,845)
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       7,156,606            (270,274)          (210,909)           (554,581)
Beginning units                                               30,282,053           2,082,420            956,023           3,520,459
                                                           -------------------------------------------------------------------------
Ending units                                                  37,438,659           1,812,146            745,114           2,965,878
                                                           =========================================================================

                                                                                                                               U.S.
                                                                                                                        Government/
                                                                 Growth-         High-Income                              AAA-Rated
                                                                  Income                Bond      International          Securities
                                                                    Fund                Fund               Fund                Fund
                                                                (Class 3)           (Class 3)          (Class 3)           (Class 3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (121,492)        $ 1,835,019          $ 125,768           $ 977,833
     Net realized gains (losses)                             (10,004,271)         (2,482,123)        (1,821,794)           (897,156)
     Change in net unrealized appreciation
         (depreciation) of investments                        30,363,065             943,961         21,442,404             389,074
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                  20,237,302             296,857         19,746,378             469,751
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                              3,358,605             219,563            729,057             205,041
     Cost of units redeemed                                  (84,759,238)         (6,844,602)       (22,224,986)         (6,235,691)
     Net transfers                                            (4,451,406)         (1,866,380)         2,136,136           1,396,021
     Contract maintenance charge                                (193,721)            (16,736)           (38,236)            (15,337)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       (86,045,760)         (8,508,155)       (19,398,029)         (4,649,966)
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                            (65,808,458)         (8,211,298)           348,349          (4,180,215)
Net assets at beginning of period                            534,964,148          45,026,494        113,116,567          43,050,579
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 469,155,690        $ 36,815,196      $ 113,464,916        $ 38,870,364
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   30,149               3,547             19,570               6,601
     Units redeemed                                             (761,185)           (111,140)          (594,674)           (201,075)
     Units transferred                                           (39,375)            (30,210)            53,246              44,769
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                        (770,411)           (137,803)          (521,858)           (149,705)
Beginning units                                                4,788,401             725,768          3,184,962           1,391,833
                                                           -------------------------------------------------------------------------
Ending units                                                   4,017,990             587,965          2,663,104           1,242,128
                                                           =========================================================================

                See accompanying notes to financial statements

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2005
                                  (continued)

                                                                  Growth             Mid Cap               BB&T
                                                              and Income               Value    Capital Manager                BB&T
                                                               Portfolio           Portfolio         Equity VIF       Large Cap VIF
                                                               (Class VC)          (Class VC)      Portfolio (3)       Portfolio (3)
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                             $ (861,914)       $ (1,123,470)             $ 290               $ 584
     Net realized gains (losses)                              12,896,971           8,530,199                  2                   1
     Change in net unrealized appreciation
         (depreciation) of investments                        (8,145,650)           (244,143)              (450)             (1,758)
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                   3,889,407           7,162,586               (158)             (1,173)
                                                           -------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                             18,869,732           2,327,899             35,171             121,043
     Cost of units redeemed                                  (12,191,790)        (10,809,936)                 0                   0
     Net transfers                                            24,619,323          21,863,224                  0              18,212
     Contract maintenance charge                                 (42,271)            (36,885)                 0                   0
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        31,254,994          13,344,302             35,171             139,255
                                                           -------------------------------------------------------------------------
Increase (decrease) in net assets                             35,144,401          20,506,888             35,013             138,082
Net assets at beginning of period                            153,058,883          93,178,487                  0                   0
                                                           -------------------------------------------------------------------------
Net assets at end of period                                $ 188,203,284       $ 113,685,375           $ 35,013           $ 138,082
                                                           =========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                1,644,959             181,633              3,383              11,556
     Units redeemed                                           (1,062,096)           (830,979)                 0                   0
     Units transferred                                         2,161,559           1,704,906                  0               1,610
                                                           -------------------------------------------------------------------------
Increase (decrease) in units outstanding                       2,744,422           1,055,560              3,383              13,166
Beginning units                                               13,083,519           7,282,874                  0                   0
                                                           -------------------------------------------------------------------------
Ending units                                                  15,827,941           8,338,434              3,383              13,166
                                                           =========================================================================

(3)   For the period from October 10, 2005 (inception) to December 31, 2005.

                                                                                                           BB&T
                                                                    BB&T                BB&T            Special                BB&T
                                                               Large Cap             Mid Cap      Opportunities        Total Return
                                                              Growth VIF          Growth VIF         Equity VIF            Bond VIF
                                                            Portfolio (3)       Portfolio (3)      Portfolio (3)       Portfolio (3)
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                   $ 14              $ (226)            $ (285)              $ 313
     Net realized gains (losses)                                       1                   0                  1                   0
     Change in net unrealized appreciation
         (depreciation) of investments                              (256)                275              1,258                 456
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from operations                                        (241)                 49                974                 769
                                                            ------------------------------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                 16,192             229,282            218,189             256,402
     Cost of units redeemed                                            0                   0                  0                   0
     Net transfers                                                 1,651               8,415             29,682              11,378
     Contract maintenance charge                                       0                   0                  0                   0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            17,843             237,697            247,871             267,780
                                                            ------------------------------------------------------------------------
Increase (decrease) in net assets                                 17,602             237,746            248,845             268,549
Net assets at beginning of period                                      0                   0                  0                   0
                                                            ------------------------------------------------------------------------
Net assets at end of period                                     $ 17,602           $ 237,746          $ 248,845           $ 268,549
                                                            ========================================================================
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    1,552              21,428             21,142              25,687
     Units redeemed                                                    0                   0                  0                   0
     Units transferred                                               151                 785              2,867               1,138
                                                            ------------------------------------------------------------------------
Increase (decrease) in units outstanding                           1,703              22,213             24,009              26,825
Beginning units                                                        0                   0                  0                   0
                                                            ------------------------------------------------------------------------
Ending units                                                       1,703              22,213             24,009              26,825
                                                            ========================================================================

                See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

      The Separate Account offers the following variable annuity products:
      American Pathway II, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II, Polaris Advisor, Polaris Choice III and Polaris Preferred Solution.

      The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

      The Separate Account is composed of a total of 172 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the three currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class A and Class B investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (8) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), or (9) the six currently available investment portfolios of the BB&T Variable Insurance Fund (the "BB&T Fund"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

      American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the WM Trust and the American Series, the Class B shares in the Columbia Trust I, the Class II shares in the Van Kampen Trust, and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 and Class A shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the BB&T Fund are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Columbia Trust, the Columbia Trust I, the American Series, the Lord Abbett Fund, and the BB&T Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust and SunAmerica Trust are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

      On May 1, 2006, three portfolios of the Nations Separate Account Trust (the "Nations Trust") became three portfolios of the Columbia Trust. The changes included merging the three portfolios of the Nations Trust into three Liberty portfolios of the Stein Roe Variable Insurance Trust (the "Stein Roe Trust") and renaming the portfolios and the Trust. On that date, all assets and liabilities of the three portfolios of the Nations Trust were transferred to the three Liberty portfolios of the Stein Roe Trust in exchange for shares of the three Columbia Trust portfolios with the same net asset value as the net assets transferred. These changes did not result in tax consequences and the unit value of each Variable Account remained the same. The predecessor and current portfolios before and after the changes are listed below.

Predecessor Nations Trust Portfolio   Current Columbia Trust Portfolio
-----------------------------------   --------------------------------
Nations Value                         Columbia Large Cap Value, Variable Series
Nations Asset Allocation              Columbia Asset Allocation, Variable Series
Nations Small Company                 Columbia Small Company Growth, Variable
                                        Series

      On May 1, 2006, the following portfolios and Trust were renamed. The predecessor and current portfolios and trusts before and after the change are listed below.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION (continued)

Predecessor Nations Trust Portfolio   Current Columbia Trust I Portfolio
-----------------------------------   ----------------------------------
Nations Marsico 21st Century          Columbia Marsico 21st Century, Variable Series
Nations Marsico Focused Equities      Columbia Marsico Focused Equities, Variable
                                        Series
Nations Marsico Growth                Columbia Marsico Growth, Variable Series
Nations High Yield Bond               Columbia High Yield, Variable Series
Nations Marsico MidCap Growth         Columbia Marsico Mid Cap Growth, Variable
                                        Series
Nations Marsico International         Columbia Marsico International Opportunities,
  Opportunities                         Variable Series

      Effective October 2, 2006, the Columbia Trust replaced the unnamed class of shares of Columbia Marsico Focused Equities, Variable Series, Columbia Marsico Growth, Variable Series, Columbia Marsico 21st Century, Variable Series and Columbia Mid Cap Growth, Variable Series portfolios, which were subject to 12b-1 distribution fees that were waived, with Class A shares which are not subject to 12b-1 distribution fees. On the same date, the Columbia Trust I replaced the unnamed class of shares of Columbia Marsico International Opportunities, Variable Series portfolio, which was subject to 12b-1 distribution fees, with Class B shares which remain subject to 12b-1 distribution fees.

      On December 9, 2005, the Nations Trust liquidated the Nations International Value Portfolio (Class B) and the portfolio was no longer an available investment portfolio for the Separate Account. As a result, on that date, the Nations International Value Portfolio (Class B) Variable Account was substituted with the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account. Also on that date, the portfolio in which the Nations International Value Portfolio (Class B) Variable Account was invested, liquidated its investments and distributed the resulting cash to the Nations International Value Portfolio (Class B) Variable Account. Thereafter, the Nations International Value Portfolio (Class B) Variable Account transferred the cash to the International Growth and Income Portfolio (Class 1) Variable Account and the International Diversified Equities Portfolio (Class 2) Variable Account to buy shares in the underlying portfolios.

      Prior to March 14, 2006, the BB&T Large Cap VIF Portfolio was named BB&T Large Cap Value VIF Portfolio and the BB&T Large Cap Growth VIF Portfolio was named BB&T Large Company Growth VIF Portfolio. Prior to August 15, 2006, the Van Kampen Strategic Growth Portfolio was named Van Kampen Emerging Growth Portfolio. Prior to October 2, 2006, the Columbia Mid Cap Growth Fund Variable Series was named Columbia Marsico Mid Cap Growth Fund Variable Series.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

      FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

      USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

      RECLASSIFICATION: Prior year balances have been reclassified to conform with the current year presentation. Such reclassification had no effect on net assets and the increase (decrease) in net assets.

      RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4% assumed interest rate.

      The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

      Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

3.    CHARGES AND DEDUCTIONS

      Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

      WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

      CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statement of Changes in Net Assets. There are no contract maintenance charges under the Polaris Advisor contract.

      SEPARATE ACCOUNT ANNUAL CHARGE: The Company deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%;
      PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM Diversified Strategies, 1.40%, 1.55% or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72% or 1.97%; WM Diversified Strategies III, 1.55%, 1.70% or 1.95%; Polaris Platinum II, 1.52% or 1.77%; Polaris Choice II, 1.52%, 1.72% or 1.97%; Polaris Advisor, 1.52%, 1.72% or 1.97%;
      Polaris Choice III, 1.52%, 1.77% or 2.02%; Polaris Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80% or 2.05%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

      TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range up to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

      CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

      MARKET LOCK, MARKET LOCK FOR TWO AND INCOME REWARDS FEE: The optional Market Lock, Market Lock for Two and Income Rewards features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The Market Lock and Market Lock for Two features are offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III and Polaris Preferred Solution. The annual fee is 0.65% for Market Lock, 0.40% for Market Lock for Two prior to the first withdrawal and 0.80% after the first

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.    CHARGES AND DEDUCTIONS (continued)

      withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

      PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

      SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.    PURCHASES AND SALES OF INVESTMENTS

      The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended December 31, 2006 consist of the following:

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                               $10,521,101     $75,448,594
Capital Appreciation Portfolio (Class 1)                            11,049,502     172,639,168
Government and Quality Bond Portfolio (Class 1)                     20,146,021      73,221,858
Growth Portfolio (Class 1)                                          39,456,249      83,959,655
Natural Resources Portfolio (Class 1)                               20,712,120      50,409,495
Asset Allocation Portfolio (Class 2)                                 1,612,515       2,673,200
Capital Appreciation Portfolio (Class 2)                             8,784,326      22,010,922
Government and Quality Bond Portfolio (Class 2)                     13,265,624      20,361,367
Growth Portfolio (Class 2)                                           9,400,811      11,637,611

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
ANCHOR TRUST (continued):
Natural Resources Portfolio (Class 2)                              $10,276,529     $11,492,571
Asset Allocation Portfolio (Class 3)                                12,657,438       3,321,272
Capital Appreciation Portfolio (Class 3)                           108,062,261       7,544,596
Government and Quality Bond Portfolio (Class 3)                    124,743,081      16,258,047
Growth Portfolio (Class 3)                                          49,682,231       8,885,608
Natural Resources Portfolio (Class 3)                               57,332,928      12,869,607

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                              $13,478,814     $44,812,088
Alliance Growth Portfolio (Class 1)                                  6,292,771     172,009,132
Blue Chip Growth Portfolio (Class 1)                                 1,288,338       9,242,048
Cash Management Portfolio (Class 1)                                172,256,185     169,079,415
Corporate Bond Portfolio (Class 1)                                  12,608,611      33,376,918
Davis Venture Value Portfolio (Class 1)                             16,342,824     324,462,581
"Dogs" of Wall Street Portfolio (Class 1)                            8,725,621      18,853,570
Emerging Markets Portfolio (Class 1)                                32,306,130      38,143,167
Federated American Leaders Portfolio (Class 1)                       4,487,464      36,327,604
Global Bond Portfolio (Class 1)                                     11,131,589      17,504,443
Global Equities Portfolio (Class 1)                                  4,590,474      39,971,572
Goldman Sachs Research Portfolio (Class 1)                           1,850,192       4,385,208
Growth-Income Portfolio (Class 1)                                    4,264,191     145,782,718
Growth Opportunities Portfolio (Class 1)                            15,824,095      11,204,046
High-Yield Bond Portfolio (Class 1)                                 52,621,238      75,008,817
International Diversified Equities Portfolio (Class 1)              11,443,157      36,324,269
International Growth & Income Portfolio (Class 1)                   15,586,987      39,825,810
Marsico Growth Portfolio (Class 1)                                  11,593,461      21,153,032
MFS Massachusetts Investors Trust Portfolio (Class 1)                1,965,107      43,540,164
MFS Mid-Cap Growth Portfolio (Class 1)                              15,677,475      39,963,549
MFS Total Return Portfolio (Class 1)                                26,023,472     110,351,705
Putnam Growth: Voyager Portfolio (Class 1)                             964,160      42,733,769
Real Estate Portfolio (Class 1)                                     24,302,020      32,926,393
SunAmerica Balanced Portfolio (Class 1)                              3,953,332      35,795,156
Technology Portfolio (Class 1)                                       3,601,284       8,612,185
Telecom Utility Portfolio (Class 1)                                  8,040,838       8,769,786
Worldwide High Income Portfolio (Class 1)                            8,077,923      16,485,127

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
SUNAMERICA TRUST (continued):
Aggressive Growth Portfolio (Class 2)                               $2,508,159      $4,679,612
Alliance Growth Portfolio (Class 2)                                  4,865,512      14,512,905
Blue Chip Growth Portfolio (Class 2)                                   913,217       2,467,872
Cash Management Portfolio (Class 2)                                 41,498,081      38,784,491
Corporate Bond Portfolio (Class 2)                                   7,304,906      11,061,581
Davis Venture Value Portfolio (Class 2)                              9,937,604      32,754,498
"Dogs" of Wall Street Portfolio (Class 2)                            2,636,958       5,364,861
Emerging Markets Portfolio (Class 2)                                10,916,045       7,794,932
Federated American Leaders Portfolio (Class 2)                       1,006,604       4,078,361
Foreign Value Portfolio (Class 2)                                    8,219,213      12,235,617
Global Bond Portfolio (Class 2)                                      4,748,734       4,033,626
Global Equities Portfolio (Class 2)                                  5,466,152       4,827,644
Goldman Sachs Research Portfolio (Class 2)                             782,559       1,382,650
Growth-Income Portfolio (Class 2)                                    1,386,606       6,936,575
Growth Opportunities Portfolio (Class 2)                             4,120,576       2,211,545
High-Yield Bond Portfolio (Class 2)                                 11,613,310      12,259,149
International Diversified Equities Portfolio (Class 2)               4,172,573      10,208,397
International Growth & Income Portfolio (Class 2)                    6,428,156       7,811,286
Marsico Growth Portfolio (Class 2)                                   5,330,756       8,760,257
MFS Massachusetts Investors Trust Portfolio (Class 2)                1,012,537       5,355,680
MFS Mid-Cap Growth Portfolio (Class 2)                               4,045,369      11,423,042
MFS Total Return Portfolio (Class 2)                                10,953,443      25,530,829
Putnam Growth: Voyager Portfolio (Class 2)                             301,943       2,344,892
Real Estate Portfolio (Class 2)                                      8,617,343       7,253,039
Small & Mid Cap Value Portfolio (Class 2)                           11,406,604      14,062,282
SunAmerica Balanced Portfolio (Class 2)                              1,496,359       4,235,800
Technology Portfolio (Class 2)                                       1,231,390       3,741,707
Telecom Utility Portfolio (Class 2)                                  1,861,721       1,257,183
Worldwide High Income Portfolio (Class 2)                            1,503,037       1,917,768
Aggressive Growth Portfolio (Class 3)                                6,912,397       2,806,524
Alliance Growth Portfolio (Class 3)                                 82,584,114       3,609,710
American Funds Asset Allocation SAST Portfolio (Class 3) (1)           487,451           2,284
American Funds Global Growth SAST Portfolio (Class 3) (1)            1,957,641          26,171
American Funds Growth SAST Portfolio (Class 3) (1)                   1,508,882          30,354

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
SUNAMERICA TRUST (continued):
American Funds Growth-Income SAST Portfolio (Class 3) (1)           $1,609,771         $36,863
Blue Chip Growth Portfolio (Class 3)                                 3,862,212       3,159,973
Cash Management Portfolio (Class 3)                                159,010,197     111,995,916
Corporate Bond Portfolio (Class 3)                                  98,482,023       9,363,957
Davis Venture Value Portfolio (Class 3)                            167,487,787       9,357,303
 "Dogs" of Wall Street Portfolio (Class 3)                           8,223,131       4,427,394
Emerging Markets Portfolio (Class 3)                                53,878,565       7,507,044
Federated American Leaders Portfolio (Class 3)                      13,149,807       5,450,259
Foreign Value Portfolio (Class 3)                                   82,062,704      34,120,532
Global Bond Portfolio (Class 3)                                     26,102,551       3,279,259
Global Equities Portfolio (Class 3)                                 12,982,338       2,988,476
Goldman Sachs Research Portfolio (Class 3)                           1,640,243         404,639
Growth-Income Portfolio (Class 3)                                    5,883,288       6,512,022
Growth Opportunities Portfolio (Class 3)                            25,641,707       3,297,037
High-Yield Bond Portfolio (Class 3)                                 50,679,266      22,855,897
International Diversified Equities Portfolio (Class 3)              64,934,747      12,894,374
International Growth & Income Portfolio (Class 3)                   60,844,047       6,349,838
Marsico Growth Portfolio (Class 3)                                  10,539,043       3,200,773
MFS Massachusetts Investors Trust Portfolio (Class 3)                7,324,732       4,486,933
MFS Mid-Cap Growth Portfolio (Class 3)                              15,331,763       7,527,160
MFS Total Return Portfolio (Class 3)                                85,774,549      11,290,004
Putnam Growth: Voyager Portfolio (Class 3)                           1,743,943       2,150,269
Real Estate Portfolio (Class 3)                                     56,960,056       8,731,091
Small & Mid Cap Value Portfolio (Class 3)                           84,032,749      24,815,968
Small Company Value Portfolio (Class 3) (2)                         20,274,915         291,308
SunAmerica Balanced Portfolio (Class 3)                              4,969,197       2,938,177
Technology Portfolio (Class 3)                                       5,923,060       3,878,867
Telecom Utility Portfolio (Class 3)                                  1,051,204         163,076
Worldwide High Income Portfolio (Class 3)                              619,646         252,794

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                 $68,680,348     $65,578,893
Strategic Growth Portfolio                                           5,394,672       7,504,323
Growth and Income Portfolio                                        115,919,145      41,794,138

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
WM TRUST:
Balanced Portfolio (Class 1)                                       $22,053,734     $16,324,368
Conservative Balanced Portfolio (Class 1)                            2,862,975       3,021,381
Conservative Growth Portfolio (Class 1)                              8,923,906      11,506,976
Equity Income Fund (Class 1)                                        25,476,999       1,908,644
Flexible Income Portfolio (Class 1)                                  2,617,573       8,015,208
Growth Fund (Class 1)                                                  213,426         278,229
Growth & Income Fund (Class 1)                                         899,586         819,805
Income Fund (Class 1)                                                5,912,858       1,051,664
International Growth Fund (Class 1)                                  2,115,002         116,757
Mid Cap Stock Fund (Class 1)                                         2,334,349         742,671
Money Market Fund (Class 1)                                          4,409,606       5,490,443
REIT Fund (Class 1)                                                    975,180         195,175
Short Term Income Fund (Class 1)                                     1,262,023         600,681
Small Cap Growth Fund (Class 1)                                        241,988         219,103
Small Cap Value Fund (Class 1)                                         173,342          15,979
Strategic Growth Portfolio (Class 1)                                 2,742,866       2,575,992
U.S. Government Securities Fund (Class 1)                            1,577,204       3,045,483
West Coast Equity Fund (Class 1)                                    11,873,880       1,050,957
Balanced Portfolio (Class 2)                                        30,386,672      28,641,006
Conservative Balanced Portfolio (Class 2)                            7,051,629       6,711,911
Conservative Growth Portfolio (Class 2)                             20,593,449      11,694,738
Equity Income Fund (Class 2)                                        20,142,461       4,858,204
Flexible Income Portfolio (Class 2)                                  5,788,619      23,998,483
Growth Fund (Class 2)                                                  182,089         358,133
Growth & Income Fund (Class 2)                                         993,401       1,173,373
Income Fund (Class 2)                                                3,973,836       7,955,106
International Growth Fund (Class 2)                                  3,304,754         222,986
Mid Cap Stock Fund (Class 2)                                         1,745,624         961,363
Money Market Fund (Class 2)                                          9,493,838      10,031,040
REIT Fund (Class 2)                                                  1,310,079         265,489
Short Term Income Fund (Class 2)                                       867,533       2,774,822
Small Cap Growth Fund (Class 2)                                        249,006         379,075
Small Cap Value Fund (Class 2)                                         268,174          30,249
Strategic Growth Portfolio (Class 2)                                10,045,758       3,892,217
U.S. Government Securities Fund (Class 2)                              815,058       4,417,728
West Coast Equity Fund (Class 2)                                     5,449,517       2,266,504

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
COLUMBIA TRUST (Class A):
Columbia Asset Allocation Fund, Variable Series                       $273,548        $186,063
Columbia Large Cap Value Fund, Variable Series                       1,962,718       1,433,954
Columbia Small Company Growth Fund, Variable Series                  1,173,682         776,257

COLUMBIA TRUST I:
Columbia High Yield Fund, Variable Series (Class A)                 $6,827,296      $7,657,080
Columbia Marsico Focused Equities Fund,
  Variable Series (Class A)                                         19,040,403       8,540,565
Columbia Marsico Growth Fund, Variable Series (Class A)                992,702       1,306,835
Columbia Marsico 21st Century Fund, Variable Series (Class A)          578,868         209,338
Columbia Mid Cap Growth Fund, Variable Series (Class A)                324,379         296,841
Columbia Marsico International Opportunities Fund,
  Variable Series (Class B)                                          1,584,234       1,533,904

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                                    $18,475,743     $12,518,643
Global Growth Fund (Class 2)                                       160,810,365      25,892,206
Growth Fund (Class 2)                                              186,054,744      55,405,477
Growth-Income Fund (Class 2)                                       165,387,436      53,352,700
Asset Allocation Fund (Class 3)                                      6,055,544      13,888,055
Cash Management Fund (Class 3)                                      23,756,420      21,674,321
Growth Fund (Class 3)                                               12,843,595      96,666,987
Growth-Income Fund (Class 3)                                        19,174,853      77,866,260
High-Income Bond Fund (Class 3)                                      4,775,736       9,602,408
International Fund (Class 3)                                         8,477,013      18,680,435
U.S. Government/AAA-Rated Securities Fund (Class 3)                  3,429,676      10,261,490

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                        $57,904,292     $23,703,412
Mid Cap Value Portfolio                                             10,005,167      28,785,764

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.    PURCHASES AND SALES OF INVESTMENTS (continued)

                                                                Cost of Shares   Proceeds from
Variable Accounts                                                     Acquired     Shares Sold
-----------------                                               ------------------------------
BB&T FUND:
BB&T Capital Manager Equity VIF Portfolio                           $3,561,393        $246,287
BB&T Large Cap VIF Portfolio                                         1,889,439          26,058
BB&T Large Cap Growth VIF Portfolio                                    219,724          22,731
BB&T Mid Cap Growth VIF Fund                                         2,266,762         125,934
BB&T Special Opportunities Equity VIF Portfolio                      3,004,610         213,803
BB&T Total Return Bond VIF Portfolio                                 2,824,887          33,894

      (1) For the period from September 5, 2006 (inception) to December 31,
      2006.

      (2) For the period from May 1, 2006 (inception) to December 31, 2006.

5.    SUBSEQUENT EVENTS

      Effective January 5, 2007, the portfolios of the WM Trust were reorganized into the Principal Investors Variable Contract Funds (the "Principal Fund"). On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Fund.

      Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations.

      Effective May 1, 2007, the Federated American Leaders Portfolio will be named Equity Opportunities Portfolio, the Marsico Growth Portfolio will be named Marsico Focused Growth Portfolio, the MFS Mid-Cap Growth Portfolio will be named Mid-Cap Growth Portfolio, the SunAmerica Balanced Portfolio will be named Balanced Portfolio, the Putnam Growth: Voyager Portfolio will be named Fundamental Growth Portfolio and the Goldman Sachs Research Portfolio will be named Capital Growth Portfolio.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES

      A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2006, 2005, 2004, 2003, and 2002, follows:

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Asset Allocation Portfolio (Class 1)
2006  11,018,438   24.95  to    25.31        278,843,708  1.52% to 1.77%        3.14%    9.37%      to     9.64%
2005  13,938,800   22.82  to    23.08        321,733,604  1.52% to 1.77%        2.95%    3.13%      to     3.39%
2004  17,122,617   22.12  to    22.33        382,278,134  1.52% to 1.77%        2.75%    8.40%      to     8.67%
2003  19,778,098   20.41  to    20.55        406,341,547  1.52% to 1.77%        3.56%   20.90%      to    21.21%
2002  22,596,627   16.88  to    16.95        383,026,126  1.52% to 1.77%        3.58%   -9.16%      to    -8.94%

Capital Appreciation Portfolio (Class 1)
2006  15,756,681   11.61  to    43.57(12)    668,822,485  1.52% to 1.77%        0.14%    9.47%      to     9.74%
2005  19,508,840   10.61  to    39.70(12)    757,649,565  1.52% to 1.77%        0.29%    9.69%      to     9.96%
2004  24,027,428    9.67  to    36.11(12)    851,237,491  1.52% to 1.77%        0.00%    7.20%      to     7.47%
2003  27,625,806    9.02  to    33.60(12)    911,917,258  1.52% to 1.77%        0.00%   29.93%      to    30.26%
2002  30,996,689    6.67  to    25.79        788,499,972  1.52% to 1.77%        0.00%  -24.02%      to   -23.83%

Government and Quality Bond Portfolio (Class 1)
2006  15,018,602   11.75  to    17.46        259,295,419  1.52% to 1.77%        3.58%    1.49%      to     1.74%
2005  18,471,409   11.57  to    17.16        313,817,725  1.52% to 1.77%        3.79%    0.84%      to     1.09%
2004  21,889,014   11.48  to    16.97        368,063,059  1.52% to 1.77%        4.58%    1.59%      to     1.85%
2003  28,398,316   11.30  to    16.66        469,029,141  1.52% to 1.77%        3.81%    0.72%      to     0.98%
2002  38,452,613   11.22  to    16.50        630,595,043  1.52% to 1.77%        3.87%    7.39%      to     7.66%

Growth Portfolio (Class 1)
2006   8,365,889   33.80  to    34.31        286,915,866  1.52% to 1.77%        0.60%   11.30%      to    11.58%
2005  10,505,079   30.37  to    30.75        322,928,294  1.52% to 1.77%        0.87%    5.25%      to     5.51%
2004  12,878,108   28.86  to    29.14        375,237,336  1.52% to 1.77%        0.56%    8.91%      to     9.18%
2003  14,192,988   26.50  to    26.69        378,795,802  1.52% to 1.77%        0.55%   27.64%      to    27.96%
2002  15,679,505   20.76  to    20.86        327,038,132  1.52% to 1.77%        0.36%  -23.53%      to   -23.34%

Natural Resources Portfolio (Class 1)
2006   3,796,380   47.81  to    48.53        184,183,331  1.52% to 1.77%        0.63%   22.74%      to    23.05%
2005   4,551,838   38.95  to    39.44        179,488,507  1.52% to 1.77%        0.51%   43.55%      to    43.91%
2004   4,139,858   27.13  to    27.41        113,436,088  1.52% to 1.77%        0.75%   22.85%      to    23.16%
2003   4,047,710   22.09  to    22.25         90,042,277  1.52% to 1.77%        0.71%   45.13%      to    45.50%
2002   4,559,166   15.22  to    15.29         69,713,852  1.52% to 1.77%        0.84%    6.50%      to     6.75%

Asset Allocation Portfolio (Class 2)
2006     715,105   24.56  to    25.11         17,890,649  1.52% to 1.97%        3.08%    8.99%      to     9.48%
2005     771,375   22.54  to    22.94         17,640,251  1.52% to 1.97%        2.89%    2.77%      to     3.23%
2004     829,438   21.93  to    22.22         18,384,242  1.52% to 1.97%        2.76%    8.01%      to     8.49%
2003     622,230   20.30  to    20.48         12,717,893  1.52% to 1.97%        3.91%   20.49%      to    21.03%
2002     357,271   16.85  to    16.92          6,038,100  1.52% to 1.97%        4.97%   -9.45%      to    -9.07%

Capital Appreciation Portfolio (Class 2)
2006   2,897,869   42.86  to    43.46(12)    125,440,101  1.40% to 1.97%        0.02%    9.08%      to     9.71%
2005   3,183,176   39.29  to    39.61(12)    125,735,996  1.40% to 1.97%        0.16%    9.30%      to     9.93%
2004   3,423,701   35.95  to    36.04(12)    123,237,079  1.40% to 1.97%        0.00%    6.82%      to     7.44%
2003   2,994,700   33.65  to    33.54(12)    100,495,406  1.40% to 1.97%        0.00%   29.48%      to    30.23%
2002   2,179,813   25.62  to    26.45         56,271,844  1.40% to 1.97%        0.00%  -24.30%      to   -23.88%

Government and Quality Bond Portfolio (Class 2)
2006   6,773,799   16.97  to    17.34        117,062,386  1.52% to 1.97%        3.51%    1.14%      to     1.59%
2005   7,329,772   16.78  to    17.07        124,714,245  1.52% to 1.97%        3.78%    0.49%      to     0.94%
2004   7,672,011   16.70  to    16.91        129,395,172  1.52% to 1.97%        4.66%    1.24%      to     1.70%
2003   7,704,078   16.49  to    16.63        127,810,283  1.52% to 1.97%        4.18%    0.37%      to     0.82%
2002   5,891,482   16.43  to    16.49         96,976,031  1.52% to 1.97%        4.32%    7.03%      to     7.49%

Growth Portfolio (Class 2)
2006   2,240,626   33.42  to    34.08         76,222,516  1.52% to 1.97%        0.47%   10.91%      to    11.41%
2005   2,499,894   30.13  to    30.59         76,357,097  1.52% to 1.97%        0.75%    4.88%      to     5.35%
2004   2,657,729   28.73  to    29.04         77,079,482  1.52% to 1.97%        0.46%    8.53%      to     9.02%
2003   2,210,630   26.47  to    26.64         58,824,652  1.52% to 1.97%        0.44%   27.20%      to    27.77%
2002   1,397,633   20.78  to    20.85         29,117,918  1.52% to 1.97%        0.29%  -23.68%      to   -23.45%

Natural Resources Portfolio (Class 2)
2006     804,761   47.28  to    48.34         38,673,206  1.52% to 1.97%        0.53%   22.31%      to    22.86%
2005     847,774   38.66  to    39.34         33,185,413  1.52% to 1.97%        0.41%   43.05%      to    43.69%(13)
2004     781,704   27.02  to    27.38         21,312,223  1.52% to 1.97%        0.70%   22.43%      to    22.98%
2003     565,717   22.07  to    22.26(12)     12,549,472  1.52% to 1.97%        0.62%   44.62%      to    45.26%
2002     413,557   15.21  to    15.33          6,317,702  1.52% to 1.97%        0.87%    6.18%      to     6.62%

Asset Allocation Portfolio (Class 3)
2006   1,134,571   10.63  to    10.67(12)     28,162,091  1.15% to 2.05%        3.41%    5.29%(16)  to     5.69%(16)(13)
2005     750,594   22.52  to    22.83         17,058,830  1.52% to 1.97%        2.92%    2.67%      to     3.13%
2004     539,411   21.94  to    22.13         11,903,503  1.52% to 1.97%        2.85%    7.90%      to     8.39%
2003     140,877   20.33  to    20.42          2,872,884  1.52% to 1.97%        4.32%   20.36%      to    20.93%
2002      15,141   16.89  to    16.90            255,785  1.52% to 1.97%        0.01%    4.65%(6)   to     4.70%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Capital Appreciation Portfolio (Class 3)
2006   9,288,929   10.88  to    10.92(12)    398,541,757  1.15% to 2.05%        0.00%    7.23%(16)  to     7.55%(16)(13)
2005   6,681,856   38.85  to    39.43        262,830,722  1.52% to 1.97%        0.08%    9.20%      to     9.69%
2004   4,699,455   35.58  to    35.95        168,649,045  1.52% to 1.97%        0.00%    6.73%      to     7.20%
2003   1,741,037   33.33  to    33.53         58,331,792  1.52% to 1.97%        0.00%   29.41%      to    29.99%
2002     180,826   25.76  to    25.79          4,663,663  1.52% to 1.97%        0.00%    6.51%(6)   to     6.67%(6)

Government and Quality Bond Portfolio (Class 3)
2006  23,293,805   10.12  to    10.16(12)    399,803,235  1.15% to 2.05%        3.61%    1.03%(16)  to     1.37%(16)(13)
2005  17,250,525   16.73  to    17.00        292,427,365  1.52% to 1.97%        3.79%    0.39%      to     0.84%
2004  12,740,224   16.67  to    16.85        214,338,476  1.52% to 1.97%        4.92%    1.14%      to     1.60%
2003   6,769,120   16.48  to    16.59        112,179,625  1.52% to 1.97%        5.05%    0.26%      to     0.71%
2002     463,430   16.44  to    16.47          7,630,720  1.52% to 1.97%        0.00%    0.41%(6)   to     0.62%(6)

Growth Portfolio (Class 3)
2006   5,660,379   10.86  to    10.89(12)    191,269,980  1.15% to 2.05%        0.41%    7.57%(16)  to     7.93%(16)(13)
2005   4,809,610   30.05  to    30.51        146,367,054  1.52% to 1.97%        0.70%    4.77%      to     5.25%
2004   3,447,573   28.68  to    28.99         99,754,464  1.52% to 1.97%        0.39%    8.43%      to     8.91%
2003   1,346,317   26.45  to    26.61         35,799,120  1.52% to 1.97%        0.45%   27.09%      to    27.66%
2002     106,492   20.81  to    20.85          2,219,418  1.52% to 1.97%        0.00%    7.18%(6)   to     7.37%(6)

Natural Resources Portfolio (Class 3)
2006   2,461,054   10.43  to    10.49(12)    116,871,760  1.15% to 2.05%        0.50%    3.04%(16)  to     3.75%(16)(13)
2005   1,488,282   38.48  to    39.09         57,999,175  1.52% to 1.97%        0.34%   42.92%      to    43.55%
2004     779,599   26.93  to    27.23         21,183,866  1.52% to 1.97%        0.62%   22.34%      to    22.88%
2003     270,101   22.01  to    22.16          5,978,089  1.52% to 1.97%        0.69%   44.51%      to    45.11%
2002      11,546   15.23  to    15.27            176,176  1.52% to 1.97%        0.00%   10.75%(6)   to    11.05%(6)

Aggressive Growth Portfolio (Class 1)
2006   5,927,405    9.18  to    17.60        103,875,273  1.52% to 1.77%        0.10%   11.31%      to    11.58%(13)
2005   7,756,045    8.25  to    15.78        121,925,535  1.52% to 1.77%        0.00%    6.83%      to     7.10%
2004   9,797,972    7.72  to    14.73        143,920,224  1.52% to 1.77%        0.00%   14.73%      to    15.02%
2003  11,780,987    6.73  to    12.81        150,483,074  1.52% to 1.77%        0.00%   26.21%      to    26.52%
2002  12,632,584    5.33  to    10.12        127,477,665  1.52% to 1.77%        0.27%  -26.02%      to   -25.83%

Alliance Growth Portfolio (Class 1)
2006  15,611,799    8.94  to    33.15        511,866,141  1.52% to 1.77%        0.12%   -0.99%      to    -0.75%
2005  20,472,605    9.03  to    33.40        677,466,507  1.52% to 1.77%        0.38%   14.58%      to    14.86%(13)
2004  25,978,046    7.89  to    29.08        749,771,483  1.52% to 1.77%        0.30%    6.05%      to     6.31%
2003  32,778,585    7.44  to    27.35        890,904,857  1.52% to 1.77%        0.25%   23.61%      to    23.92%
2002  39,641,359    6.02  to    22.08        870,617,516  1.52% to 1.77%        0.25%  -32.50%      to   -32.32%

Blue Chip Growth Portfolio (Class 1)
2006   2,693,153    6.26  to     7.73         17,265,461  1.52% to 1.77%        0.23%    4.71%      to     4.97%
2005   3,948,546    5.98  to     7.37         24,055,659  1.52% to 1.77%        0.59%    0.75%      to     1.00%
2004   4,146,996    5.94  to     7.29         25,017,804  1.52% to 1.77%        0.15%    3.39%      to     3.65%
2003   4,616,456    5.74  to     7.04         26,875,421  1.52% to 1.77%        0.18%   23.80%      to    24.11%
2002   3,857,145    4.64  to     5.67         18,110,737  1.52% to 1.77%        0.26%  -30.53%      to   -30.35%

Cash Management Portfolio (Class 1)
2006   9,554,341   10.28  to    13.39        127,627,207  1.52% to 1.77%        2.57%    2.80%      to     3.05%
2005   9,367,344   10.00  to    13.00        121,430,235  1.52% to 1.77%        1.04%    0.99%      to     1.24%
2004  10,546,190    9.90  to    12.84        135,050,861  1.52% to 1.77%        0.76%   -0.95%      to    -0.70%
2003  13,706,050   10.00  to    12.93(12)    176,856,444  1.52% to 1.77%        1.86%   -1.10%      to    -0.85%
2002  23,596,133   10.08  to    13.04        307,141,194  1.52% to 1.77%        3.10%   -0.44%      to    -0.16%

Corporate Bond Portfolio (Class 1)
2006   8,696,448   17.68  to    17.95        156,032,513  1.52% to 1.77%        4.27%    4.00%      to     4.26%
2005  10,147,415   17.00  to    17.22        174,651,502  1.52% to 1.77%        4.46%    0.12%      to     0.37%
2004  11,355,796   16.98  to    17.15        194,730,836  1.52% to 1.77%        4.89%    4.95%      to     5.21%
2003  13,408,143   16.18  to    16.30        218,565,601  1.52% to 1.77%        5.82%    9.98%      to    10.25%
2002  14,224,882   14.71  to    14.79        210,330,249  1.52% to 1.77%        6.10%    5.57%      to     5.84%

Davis Venture Value Portfolio (Class 1)
2006  35,548,548   13.26  to    39.03      1,372,722,485  1.52% to 1.77%        0.97%   13.29%      to    13.57%
2005  43,943,760   11.71  to    34.37      1,496,562,341  1.52% to 1.77%        0.97%    8.67%      to     8.94%
2004  52,961,565   10.77  to    31.55      1,657,605,750  1.52% to 1.77%        0.85%   11.52%      to    11.80%
2003  60,656,992    9.66  to    28.22      1,699,121,533  1.52% to 1.77%        0.86%   30.78%      to    31.11%
2002  68,157,742    7.39  to    21.52      1,458,372,495  1.52% to 1.77%        0.57%  -18.20%      to   -17.99%

"Dogs" of Wall Street Portfolio (Class 1)
2006   4,108,875   12.87  to    13.07         53,675,570  1.52% to 1.77%        2.50%   19.52%      to    19.81%
2005   5,091,088   10.77  to    10.91         55,512,513  1.52% to 1.77%        2.27%   -4.44%      to    -4.20%
2004   6,929,443   11.27  to    11.38         78,877,465  1.52% to 1.77%        2.26%    7.70%      to     7.97%
2003   8,147,568   10.47  to    10.54         85,890,387  1.52% to 1.77%        2.62%   17.92%      to    18.21%
2002  10,094,981    8.88  to     8.92         90,030,864  1.52% to 1.77%        1.78%   -8.19%      to    -7.97%

Emerging Markets Portfolio (Class 1)
2006   6,586,154   18.95  to    28.80        126,882,022  1.52% to 1.77%        0.91%   28.81%      to    29.13%
2005   8,139,591   14.71  to    22.31        121,396,530  1.52% to 1.77%        0.34%   34.81%      to    35.14%(13)
2004   7,976,447   10.92  to    16.51         88,049,372  1.52% to 1.77%        1.04%   22.32%      to    22.63%
2003   9,111,544    8.92  to    13.46         82,029,038  1.52% to 1.77%        0.00%   49.91%      to    50.30%
2002   9,646,840    5.95  to     8.96         57,748,534  1.52% to 1.77%        0.24%   -8.77%      to    -8.55%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Federated American Leaders Portfolio (Class 1)
2006   5,190,000   20.54  to    20.86        108,217,271  1.52% to 1.77%        1.53%   14.65%      to    14.94%
2005   6,941,211   17.92  to    18.15        125,937,063  1.52% to 1.77%        1.49%    2.84%      to     3.09%
2004   8,953,274   17.42  to    17.60        157,581,658  1.52% to 1.77%        1.39%    7.97%      to     8.23%
2003  10,581,822   16.14  to    16.26        172,085,602  1.52% to 1.77%        1.56%   25.34%      to    25.65%
2002  12,667,279   12.87  to    12.94        163,949,976  1.52% to 1.77%        1.05%  -21.18%      to   -20.98%

Global Bond Portfolio (Class 1)
2006   3,699,912   11.65  to    18.01         66,045,775  1.52% to 1.77%        8.87%    2.05%      to     2.30%
2005   4,424,400   11.42  to    17.60         77,386,541  1.52% to 1.77%        3.10%    2.75%      to     3.01%
2004   4,872,325   11.11  to    17.09         82,766,021  1.52% to 1.77%        0.00%    2.14%      to     2.40%
2003   5,769,975   10.88  to    16.69         95,804,408  1.52% to 1.77%        0.00%    1.74%      to     2.00%
2002   6,716,447   10.69  to    16.36        109,483,943  1.52% to 1.77%        1.63%    4.09%      to     4.36%

Global Equities Portfolio (Class 1)
2006   7,394,159   10.89  to    24.05        176,964,120  1.52% to 1.77%        0.88%   21.70%      to    22.00%
2005   8,990,627    8.95  to    19.71        176,433,813  1.52% to 1.77%        0.27%   13.76%      to    14.04%(13)
2004  10,797,429    7.86  to    17.28        185,921,956  1.52% to 1.77%        0.30%    9.91%      to    10.18%
2003  13,408,682    7.16  to    15.69        209,702,594  1.52% to 1.77%        0.27%   24.31%      to    24.62%
2002  16,209,158    5.76  to    12.59        203,550,069  1.52% to 1.77%        0.00%  -28.13%      to   -27.95%

Goldman Sachs Research Portfolio (Class 1)
2006   1,769,810    8.05  to     8.18         14,457,352  1.52% to 1.77%        0.30%   14.61%      to    14.89%
2005   2,095,442    7.03  to     7.12         14,900,856  1.52% to 1.77%        0.44%    1.79%      to     2.04%
2004   2,722,190    6.90  to     6.97         18,976,094  1.52% to 1.77%        0.00%   11.03%      to    11.31%
2003   3,464,986    6.22  to     6.27         21,703,835  1.52% to 1.77%        0.00%   23.03%      to    23.34%
2002   4,749,984    5.05  to     5.08         24,126,826  1.52% to 1.77%        0.00%  -29.35%      to   -29.17%

Growth-Income Portfolio (Class 1)
2006  14,413,766    9.90  to     31.66       449,064,125  1.52% to 1.77%        0.70%    5.54%      to     5.81%
2005  18,999,995    9.38  to     29.92       560,747,209  1.52% to 1.77%        0.54%    5.32%      to     5.58%(13)
2004  24,966,616    8.90  to     28.34       699,908,679  1.52% to 1.77%        0.67%    9.58%      to     9.85%
2003  30,394,384    8.12  to     25.80       776,995,860  1.52% to 1.77%        0.97%   23.44%      to    23.75%
2002  36,398,814    6.58  to     20.85       753,004,518  1.52% to 1.77%        0.81%  -22.53%      to   -22.34%

Growth Opportunities Portfolio (Class 1)
2006   3,697,904    5.59  to     5.67         20,956,363  1.52% to 1.77%        0.00%   11.45%      to    11.73%
2005   2,903,895    5.02  to     5.07         14,730,534  1.52% to 1.77%        0.00%    5.77%      to     6.03%
2004   3,801,186    4.74  to     4.79         18,188,614  1.52% to 1.77%        0.00%    4.31%      to     4.57%
2003   6,188,391    4.55  to     4.58         28,319,772  1.52% to 1.77%        0.00%   32.60%      to    32.94%
2002   3,695,364    3.43  to     3.44         12,720,943  1.52% to 1.77%        0.00%  -40.86%      to   -40.71%

High-Yield Bond Portfolio (Class 1)
2006   8,694,111   20.79  to    21.07        183,161,973  1.52% to 1.77%        7.61%   12.66%      to    12.94%
2005  10,415,282   18.45  to    18.66        194,304,447  1.52% to 1.77%        8.88%    6.96%      to     7.23%
2004  13,555,787   17.25  to    17.40        235,859,948  1.52% to 1.77%        8.58%   15.40%      to    15.69%
2003  17,536,682   14.95  to    15.04        263,751,824  1.52% to 1.77%        7.24%   29.25%      to    29.58%
2002  16,641,423   11.56  to    11.61        193,154,934  1.52% to 1.77%       13.87%   -7.40%      to    -7.23%

International Diversified Equities Portfolio (Class 1)
2006  10,209,822   14.35  to    14.56        148,632,225  1.52% to 1.77%        0.41%   21.29%      to    21.59%
2005  11,973,066   11.83  to    11.98        143,352,493  1.52% to 1.77%        1.48%   11.78%      to    12.06%
2004  14,219,830   10.58  to    10.69        151,934,480  1.52% to 1.77%        1.88%   14.45%      to    14.73%
2003  16,924,576    9.25  to     9.31        157,610,826  1.52% to 1.77%        4.68%   29.49%      to    29.81%
2002  17,884,949    7.14  to     7.17        128,306,550  1.52% to 1.77%        0.00%  -29.74%      to   -29.63%

International Growth & Income Portfolio (Class 1)
2006  12,387,765   13.37  to    18.92        232,588,695  1.52% to 1.77%        1.30%   24.82%      to    25.13%
2005  13,993,625   10.71  to    15.12        209,984,834  1.52% to 1.77%        0.85%   12.28%      to    12.56%
2004  16,230,640    9.54  to    13.43        217,669,286  1.52% to 1.77%        1.24%   18.74%      to    19.04%
2003  17,140,775    8.04  to    11.28        193,131,037  1.52% to 1.77%        1.46%   34.52%      to    34.87%
2002  19,479,623    5.97  to     8.37        162,880,210  1.52% to 1.77%        0.40%  -22.32%      to   -22.12%

Marsico Growth Portfolio (Class 1)
2006   4,898,463   12.02  to    12.21         59,722,391  1.52% to 1.77%        0.00%    6.68%      to     6.95%
2005   5,993,627   11.27  to    11.41         68,345,854  1.52% to 1.77%        0.00%    8.77%      to     9.04%
2004   6,278,390   10.36  to    10.47         65,643,534  1.52% to 1.77%        0.00%    9.30%      to     9.57%
2003   7,828,738    9.48  to     9.55         74,743,943  1.52% to 1.77%        0.00%   27.94%      to    28.26%
2002   6,107,627    7.41  to     7.45         45,471,818  1.52% to 1.77%        0.01%  -12.82%      to   -12.60%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2006   6,089,977   10.62  to    23.49        142,284,797  1.52% to 1.77%        0.67%   11.20%      to    11.48%
2005   7,919,315    9.55  to    21.07        166,238,426  1.52% to 1.77%        0.77%    5.84%      to     6.10%(13)
2004   9,734,051    9.02  to    19.86        192,713,777  1.52% to 1.77%        0.79%    9.90%      to    10.18%
2003  11,732,320    8.21  to    18.03        210,872,350  1.52% to 1.77%        0.84%   20.34%      to    20.64%
2002  13,381,250    6.82  to    14.94        199,506,403  1.52% to 1.77%        1.11%  -22.39%      to   -22.17%

MFS Mid-Cap Growth Portfolio (Class 1)
2006   9,175,798    6.39  to    10.89         98,751,287  1.52% to 1.77%        0.00%    0.77%      to     1.02%
2005  11,316,233    6.34  to    10.78        120,741,874  1.52% to 1.77%        0.00%    1.38%      to     1.63%
2004  14,652,379    6.26  to    10.61        154,117,911  1.52% to 1.77%        0.00%   12.09%      to    12.37%
2003  17,207,140    5.58  to     9.44        161,264,715  1.52% to 1.77%        0.00%   34.83%      to    35.17%
2002  15,867,361    4.14  to     6.98        110,093,400  1.52% to 1.77%        0.00%  -48.10%      to   -47.97%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------  ----------------  ---------------  -----------  -----------------------
MFS Total Return Portfolio (Class 1)
2006  15,505,974   12.91  to    28.10        429,872,722  1.52% to 1.77%        2.30%   10.03%      to    10.31%
2005  19,397,126   11.73  to    25.47        488,726,740  1.52% to 1.77%        2.11%    1.24%      to     1.49%
2004  22,025,002   11.59  to    25.10        547,419,678  1.52% to 1.77%        0.19%    9.35%      to     9.63%
2003  24,019,322   10.60  to    22.89        544,742,108  1.52% to 1.77%        4.31%   14.81%      to    15.10%
2002  24,289,315    9.23  to    19.89        479,330,975  1.52% to 1.77%        1.99%   -6.52%      to    -6.28%

Putnam Growth: Voyager Portfolio (Class 1)
2006   6,573,329    7.73  to    19.02        124,318,991  1.52% to 1.77%        0.02%    3.93%      to     4.19%
2005   8,783,260    7.44  to    18.25        159,424,404  1.52% to 1.77%        0.58%    4.21%      to     4.47%
2004  11,438,565    7.14  to    17.47        198,871,321  1.52% to 1.77%        0.13%    3.16%      to     3.42%
2003  14,141,346    6.92  to    16.90        237,882,292  1.52% to 1.77%        0.26%   21.84%      to    22.15%
2002  17,446,637    5.68  to    13.83        240,404,541  1.52% to 1.77%        0.16%  -27.75%      to   -27.56%

Real Estate Portfolio (Class 1)
2006   4,877,438   31.10  to    31.58        153,981,034  1.52% to 1.77%        1.31%   32.13%      to    32.46%
2005   5,696,302   23.54  to    23.84        135,771,300  1.52% to 1.77%        1.93%   11.31%      to    11.58%
2004   7,121,147   21.15  to    21.36        152,120,150  1.52% to 1.77%        2.67%   32.21%      to    32.53%
2003   7,594,788   16.00  to    16.12        122,416,709  1.52% to 1.77%        2.80%   35.57%      to    35.91%
2002   7,757,007   11.80  to    11.86         91,995,250  1.52% to 1.77%        2.62%    4.35%      to     4.60%

SunAmerica Balanced Portfolio (Class 1)
2006   7,256,521    9.11  to    16.40        118,416,104  1.52% to 1.77%        2.59%    8.92%      to     9.19%
2005   9,426,437    8.37  to    15.02        140,851,928  1.52% to 1.77%        2.33%    0.11%      to     0.36%
2004  12,147,521    8.36  to    14.96        181,055,953  1.52% to 1.77%        1.47%    4.90%      to     5.16%
2003  14,668,068    7.97  to    14.23        207,974,333  1.52% to 1.77%        2.25%   13.10%      to    13.38%
2002  17,233,212    7.04  to    12.55        215,613,157  1.52% to 1.77%        2.43%  -16.66%      to   -16.45%

Technology Portfolio (Class 1)
2006   6,722,580    2.37  to     2.40         16,146,229  1.52% to 1.77%        0.00%   -0.65%      to    -0.40%
2005   8,755,032    2.38  to     2.41         21,113,755  1.52% to 1.77%        0.00%   -1.96%      to    -1.71%
2004  10,833,574    2.43  to     2.45         26,583,352  1.52% to 1.77%        0.00%   -4.24%      to    -4.00%
2003  16,991,531    2.54  to     2.56         43,437,344  1.52% to 1.77%        0.00%   48.11%      to    48.49%
2002   9,995,666    1.71  to     1.72         17,208,681  1.52% to 1.77%        0.00%  -50.24%      to   -50.12%

Telecom Utility Portfolio (Class 1)
2006   2,662,249   14.97  to    15.19         40,433,257  1.52% to 1.77%        3.72%   24.29%      to    24.60%
2005   2,789,284   12.04  to    12.19         34,000,852  1.52% to 1.77%        4.07%    4.65%      to     4.91%
2004   3,533,027   11.51  to    11.62         41,052,332  1.52% to 1.77%        4.91%   14.73%      to    15.01%
2003   3,944,574   10.03  to    10.10         39,854,376  1.52% to 1.77%        5.95%   16.69%      to    16.98%
2002   5,230,584    8.60  to     8.64         45,179,776  1.52% to 1.77%        8.96%  -25.11%      to   -24.92%

Worldwide High Income Portfolio (Class 1)
2006   2,461,174   21.13  to    21.40         52,673,320  1.52% to 1.77%        7.21%    7.72%      to     7.98%
2005   3,031,147   19.61  to    19.82         60,077,709  1.52% to 1.77%        7.57%    5.43%      to     5.69%
2004   3,683,254   18.60  to    18.75         69,072,552  1.52% to 1.77%        6.15%    7.50%      to     7.77%
2003   4,418,403   17.31  to    17.40         76,886,755  1.52% to 1.77%        8.04%   23.73%      to    24.04%
2002   4,663,547   13.99  to    14.03         65,426,237  1.52% to 1.77%       13.42%   -2.04%      to    -1.89%

Aggressive Growth Portfolio (Class 2)
2006     722,278   17.10  to    17.45         12,572,833  1.52% to 1.97%        0.00%   10.89%      to    11.42%
2005     844,654   15.42  to    15.66         13,205,800  1.52% to 1.97%        0.00%    6.46%      to     6.93%
2004     886,233   14.49  to    14.64         12,961,719  1.52% to 1.97%        0.00%   14.33%      to    14.85%
2003     925,407   12.67  to    12.75         11,789,546  1.52% to 1.97%        0.00%   25.77%      to    26.34%
2002     620,800   10.06  to    10.11          6,262,412  1.52% to 1.97%        0.25%  -26.23%      to   -25.94%

Alliance Growth Portfolio (Class 2)
2006   1,976,451   32.11  to    33.17         64,611,386  1.40% to 1.97%        0.00%   -1.34%      to    -0.78%
2005   2,245,783   32.55  to    33.42         74,076,893  1.40% to 1.97%        0.26%   14.18%      to    14.83%
2004   2,394,953   28.51  to    29.11         68,896,859  1.40% to 1.97%        0.19%    5.68%      to     6.28%
2003   2,177,923   26.97  to    27.39(12)     59,042,861  1.40% to 1.97%        0.12%   23.17%      to    23.88%
2002   1,682,633   21.84  to    22.11         36,882,888  1.40% to 1.97%        0.21%  -32.74%      to   -32.34%

Blue Chip Growth Portfolio (Class 2)
2006   1,561,072   6.20   to    6.32           9,841,301  1.52% to 1.97%        0.10%    4.34%      to     4.81%
2005   1,793,058   5.94   to    6.03          10,793,351  1.52% to 1.97%        0.43%    0.39%      to     0.85%
2004   2,058,214   5.92   to    5.98          12,287,985  1.52% to 1.97%        0.03%    3.03%      to     3.50%
2003   2,039,524   5.74   to    5.78          11,770,970  1.52% to 1.97%        0.03%   23.38%      to    23.93%
2002   1,397,939   4.65   to    4.66           6,512,851  1.52% to 1.97%        0.25%  -30.67%      to   -30.43%

Cash Management Portfolio (Class 2)
2006   3,461,044   13.04  to    13.29         45,910,005  1.52% to 1.97%        2.35%    2.44%      to     2.90%
2005   3,274,033   12.73  to    12.91         42,210,412  1.52% to 1.97%        0.77%    0.57%      to     1.09%
2004   3,787,733   12.65  to    12.78         48,330,416  1.52% to 1.97%        0.66%   -1.36%      to    -0.85%
2003   3,696,208   12.83  to    12.89         47,588,977  1.52% to 1.97%        1.95%   -1.44%      to    -0.99%
2002   3,342,561   12.99  to    13.02         43,487,340  1.52% to 1.97%        4.08%   -0.58%      to    -0.33%

Corporate Bond Portfolio (Class 2)
2006   2,841,192   17.45  to    17.82         50,505,302  1.52% to 1.97%        4.12%    3.64%      to     4.10%
2005   3,136,037   16.83  to    17.11         53,570,302  1.52% to 1.97%        4.42%   -0.23%      to     0.22%
2004   3,178,532   16.87  to    17.08         54,193,855  1.52% to 1.97%        5.08%    4.58%      to     5.05%
2003   2,889,715   16.13  to    16.26         46,911,728  1.52% to 1.97%        6.04%    9.59%      to    10.09%
2002   2,151,386   14.71  to    14.77         31,739,857  1.52% to 1.97%        7.51%    5.26%      to     5.68%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
----------------------------------------  --------------  ---------------  -----------  -----------------------
Davis Venture Value Portfolio (Class 2)
2006   5,345,015   37.86  to    39.04        206,374,587  1.40% to 1.97%        0.87%   12.89%      to    13.53%
2005   5,951,410   33.54  to    34.38        202,665,477  1.40% to 1.97%        0.87%    8.29%      to     8.91%
2004   6,279,634   30.97  to    31.57        196,647,275  1.40% to 1.97%        0.79%   11.14%      to    11.77%
2003   5,403,145   27.86  to    28.25        151,609,252  1.40% to 1.97%        0.79%   30.33%      to    31.07%
2002   3,842,144   21.38  to    21.55         82,379,784  1.40% to 1.97%        0.65%  -18.49%      to   -18.02%

"Dogs" of Wall Street Portfolio (Class 2)
2006   1,394,125   12.74  to    12.99         18,049,279  1.52% to 1.97%        2.37%   19.10%      to    19.63%
2005   1,669,202   10.70  to    10.85         18,073,453  1.52% to 1.97%        2.31%   -4.78%      to    -4.35%
2004   1,799,526   11.24  to    11.35         20,381,063  1.52% to 1.97%        2.35%    7.33%      to     7.82%
2003   1,637,428   10.47  to    10.53(12)     17,206,833  1.52% to 1.97%        2.75%   17.51%      to    18.05%
2002   1,073,793    8.88  to     8.92          9,561,045  1.52% to 1.97%        2.11%   -8.44%      to    -8.11%

Emerging Markets Portfolio (Class 2)
2006   1,282,729   18.70  to    19.09         24,419,039  1.52% to 1.97%        0.84%   28.36%      to    28.94%
2005   1,312,679   14.57  to    14.80         19,388,777  1.52% to 1.97%        0.24%   34.33%      to    34.94%
2004   1,201,940   10.85  to    10.97         13,164,866  1.52% to 1.97%        1.01%   21.95%      to    22.51%
2003     809,232    8.89  to     8.96          7,238,116  1.52% to 1.97%        0.00%   49.42%      to    50.10%
2002     506,002    5.95  to     5.97          3,017,366  1.52% to 1.97%        0.21%   -9.06%      to    -8.69%

Federated American Leaders Portfolio (Class 2)
2006     882,899   20.26  to    20.70         18,225,950  1.52% to 1.97%        1.46%   14.25%      to    14.77%
2005   1,056,981   17.73  to    18.04         19,019,597  1.52% to 1.97%        1.41%    2.47%      to     2.94%
2004   1,184,869   17.30  to    17.52         20,723,558  1.52% to 1.97%        1.36%    7.58%      to     8.07%
2003   1,123,456   16.08  to    16.22         18,192,720  1.52% to 1.97%        1.44%   24.90%      to    25.47%
2002   1,090,646   12.88  to    12.94         14,085,458  1.52% to 1.97%        1.25%  -21.46%      to   -21.10%

Foreign Value Portfolio (Class 2)
2006   3,868,694   19.34  to    19.98         77,225,840  1.52% to 1.97%        1.02%   24.69%      to    25.25%
2005   4,123,859   15.51  to    15.95         65,728,196  1.52% to 1.97%        0.00%    7.90%      to     8.37%
2004   3,958,903   14.37  to    14.72         58,239,499  1.52% to 1.97%        1.23%   17.57%      to    18.06%
2003   2,198,159   12.22  to    12.47         27,397,014  1.52% to 1.97%        0.23%   31.06%      to    32.58%
2002     252,975    9.33  to     9.41          2,378,321  1.52% to 1.97%        0.80%   -6.73%(5)   to    -5.95%(5)

Global Bond Portfolio (Class 2)
2006     918,963   17.52  to    17.86         16,374,097  1.52% to 1.97%        9.13%    1.69%      to     2.15%
2005     966,703   17.23  to    17.48         16,870,464  1.52% to 1.97%        3.28%    2.39%      to     2.86%
2004     823,892   16.83  to    16.99         13,981,610  1.52% to 1.97%        0.00%    1.78%      to     2.24%
2003     745,800   16.53  to    16.62(12)     12,385,013  1.52% to 1.97%        0.00%    1.38%      to     1.84%
2002     547,506   16.26  to    16.35          8,931,942  1.52% to 1.97%        1.93%    3.78%      to     4.21%

Global Equities Portfolio (Class 2)
2006     762,141   23.46  to    24.07(12)     18,163,322  1.40% to 1.97%        0.82%   21.27%      to    21.97%
2005     728,068   19.34  to    19.73(12)     14,236,176  1.40% to 1.97%        0.15%   13.36%      to    14.01%
2004     662,045   17.06  to    17.31(12)     11,374,003  1.40% to 1.97%        0.18%    9.52%      to    10.15%
2003     776,585   15.58  to    15.71(12)     12,131,779  1.40% to 1.97%        0.13%   23.85%      to    25.68%
2002     675,854   12.52  to    12.84          8,490,769  1.40% to 1.97%        0.00%  -28.37%      to   -26.97%

Goldman Sachs Research Portfolio (Class 2)
2006     705,678    7.96  to     8.12          5,708,987  1.52% to 1.97%        0.18%   14.21%      to    14.72%
2005     775,921    6.97  to     7.07          5,477,982  1.52% to 1.97%        0.34%    1.42%      to     1.89%
2004     886,355    6.87  to     6.94          6,144,254  1.52% to 1.97%        0.00%   10.65%      to    11.15%
2003     900,697    6.21  to     6.25          5,620,344  1.52% to 1.97%        0.00%   22.60%      to    23.15%
2002     668,823    5.06  to     5.08          3,391,016  1.52% to 1.97%        0.00%  -29.55%      to   -29.27%

Growth-Income Portfolio (Class 2)
2006   1,053,667   30.68  to    31.37         32,960,191  1.52% to 1.97%        0.59%    5.17%      to     5.65%
2005   1,227,675   29.17  to    29.69         36,371,175  1.52% to 1.97%        0.42%    4.95%      to     5.43%
2004   1,450,353   27.79  to    28.17         40,777,284  1.52% to 1.97%        0.56%    9.19%      to     9.68%
2003   1,602,731   25.45  to    25.68         41,110,089  1.52% to 1.97%        0.88%   23.00%      to    23.56%
2002   1,505,025   20.69  to    20.80         31,264,685  1.52% to 1.97%        0.94%  -22.79%      to   -22.45%

Growth Opportunities Portfolio (Class 2)
2006   1,553,271    5.51  to     5.64          8,723,039  1.52% to 1.97%        0.00%   11.06%      to    11.56%
2005   1,192,495    4.96  to     5.05          6,012,922  1.52% to 1.97%        0.00%    5.40%      to     5.87%
2004   1,255,588    4.71  to     4.77          5,980,833  1.52% to 1.97%        0.00%    3.94%      to     4.42%
2003   1,395,231    4.53  to     4.57          6,367,640  1.52% to 1.97%        0.00%   32.16%      to    32.75%
2002     834,258    3.43  to     3.44          2,869,011  1.52% to 1.97%        0.00%  -41.15%      to   -40.78%

High-Yield Bond Portfolio (Class 2)
2006   1,877,778   20.45  to    20.91         39,148,300  1.52% to 1.97%        7.75%   12.26%      to    12.77%
2005   2,033,766   18.21  to    18.54         37,619,765  1.52% to 1.97%        9.40%    6.51%      to     7.07%
2004   2,367,479   17.10  to    17.32         40,928,981  1.52% to 1.97%        8.72%   14.90%      to    15.52%
2003   2,538,571   14.88  to    14.99         38,009,272  1.52% to 1.97%        8.15%   28.69%      to    29.39%
2002   1,340,413   11.55  to    11.60         15,518,738  1.52% to 1.97%       17.52%   -7.70%      to    -7.37%

International Diversified Equities Portfolio (Class 2)
2006   4,030,252   14.18  to    14.46         58,163,917  1.52% to 1.97%        0.31%   20.87%      to    21.41%
2005   4,438,672   11.73  to    11.91         52,774,309  1.52% to 1.97%        1.43%   11.40%      to    11.90%
2004   4,272,814   10.53  to    10.64         45,428,670  1.52% to 1.97%        2.24%   14.05%      to    14.57%
2003   2,619,281    9.24  to     9.29(12)     24,319,719  1.52% to 1.97%        5.61%   29.00%      to    29.56%
2002     879,770    7.14  to     7.18          6,307,073  1.52% to 1.97%        0.00%  -29.94%      to   -29.71%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------  ---------------  --------------  ------------  -----------------------
International Growth & Income Portfolio (Class 2)
2006   2,119,991   18.48  to    18.80         39,761,875  1.52% to 1.97%        1.22%   24.38%      to    24.94%
2005   2,229,312   14.86  to    15.04         33,475,092  1.52% to 1.97%        0.74%   11.89%      to    12.39%
2004   2,366,670   13.28  to    13.39         31,636,685  1.52% to 1.97%        1.19%   18.33%      to    18.86%
2003   2,129,196   11.22  to    11.26(12)     23,959,350  1.52% to 1.97%        1.44%   34.00%      to    34.65%
2002   1,462,303    8.34  to     8.37         12,225,720  1.52% to 1.97%        0.60%  -22.39%      to   -22.21%

Marsico Growth Portfolio (Class 2)
2006   3,626,862   11.96  to    12.11         43,827,566  1.52% to 1.77%        0.00%    6.52%      to     6.79%
2005   4,104,780   11.23  to    11.34         46,464,676  1.52% to 1.77%        0.00%    8.61%      to     8.88%
2004   4,341,358   10.34  to    10.41         45,145,301  1.52% to 1.77%        0.00%    9.13%      to     9.41%
2003   4,183,255    9.47  to     9.52         39,773,101  1.52% to 1.77%        0.00%   27.75%      to    28.07%
2002   2,376,309    7.42  to     7.43         17,649,384  1.52% to 1.77%        0.01%  -12.95%      to   -12.74%

MFS Massachusetts Investors Trust Portfolio (Class 2)
2006   1,118,535   22.93  to    23.33         26,036,977  1.52% to 1.97%        0.56%   10.81%      to    11.31%
2005   1,306,956   20.69  to    20.96         27,344,095  1.52% to 1.97%        0.65%    5.46%      to     5.94%
2004   1,445,629   19.62  to    19.79         28,561,412  1.52% to 1.97%        0.70%    9.51%      to    10.01%
2003   1,390,220   17.92  to    17.99(12)     24,977,766  1.52% to 1.97%        0.76%   19.92%      to    20.46%
2002     997,116   14.89  to    14.94         14,879,604  1.52% to 1.97%        0.91%  -22.49%      to   -22.30%

MFS Mid-Cap Growth Portfolio (Class 2)
2006   3,875,649   10.57  to    10.89         41,762,710  1.40% to 1.97%        0.00%    0.42%      to     0.99%
2005   4,509,492   10.53  to    10.78         48,180,986  1.40% to 1.97%        0.00%    1.02%      to     1.60%
2004   5,169,271   10.42  to    10.61         54,442,777  1.40% to 1.97%        0.00%   11.70%      to    12.34%
2003   4,898,757    9.33  to     9.45         46,004,828  1.40% to 1.97%        0.00%   34.36%      to    35.13%
2002   3,209,988    6.94  to     6.99         22,343,790  1.40% to 1.97%        0.00%  -48.27%      to   -47.97%

MFS Total Return Portfolio (Class 2)
2006   4,834,111   27.32  to    27.88        134,471,263  1.52% to 1.97%        2.22%    9.65%      to    10.14%
2005   5,597,294   24.92  to    25.32        141,431,354  1.52% to 1.97%        2.02%    0.88%      to     1.34%
2004   6,025,338   24.70  to    24.98        150,291,875  1.52% to 1.97%        0.18%    8.97%      to     9.46%
2003   6,078,297   22.66  to    22.82        138,569,295  1.52% to 1.97%        4.35%   14.41%      to    14.93%
2002   4,556,625   19.79  to    19.86         90,425,269  1.52% to 1.97%        2.27%   -6.82%      to    -6.42%

Putnam Growth: Voyager Portfolio (Class 2)
2006     385,960   18.45  to    18.85          7,254,435  1.52% to 1.97%        0.00%    3.57%      to     4.03%
2005     494,045   17.81  to    18.12          8,933,244  1.52% to 1.97%        0.47%    3.84%      to     4.31%
2004     541,745   17.15  to    17.37          9,396,286  1.52% to 1.97%        0.00%    2.80%      to     3.26%
2003     644,422   16.69  to    16.82         10,831,524  1.52% to 1.97%        0.12%   21.42%      to    21.97%
2002     611,191   13.74  to    13.81          8,426,746  1.52% to 1.97%        0.10%  -27.98%      to   -27.67%

Real Estate Portfolio (Class 2)
2006   1,235,674   30.72  to    31.34         38,602,878  1.52% to 1.97%        1.23%   31.67%      to    32.26%
2005   1,307,417   23.33  to    23.70         30,902,945  1.52% to 1.97%        1.88%   10.92%      to    11.42%
2004   1,519,878   21.04  to    21.27         32,262,874  1.52% to 1.97%        2.65%   31.74%      to    32.34%
2003   1,374,179   15.97  to    16.07(12)     22,054,813  1.52% to 1.97%        2.91%   35.10%      to    35.72%
2002     933,200   11.79  to    11.86         11,040,704  1.52% to 1.97%        3.10%    3.94%      to     4.43%

Small & Mid Cap Value Portfolio (Class 2)
2006   2,638,074   18.06  to    18.43         48,539,371  1.52% to 1.97%        0.16%   11.37%      to    11.87%
2005   2,909,687   16.22  to    16.47         47,874,716  1.52% to 1.97%        0.00%    3.83%      to     4.30%
2004   2,898,416   15.62  to    15.80         45,740,841  1.52% to 1.97%        0.48%   15.63%      to    16.15%
2003   1,551,964   13.51  to    13.60         21,094,074  1.52% to 1.97%        0.07%   33.78%      to    34.39%
2002     287,057   10.10  to    10.12          2,903,981  1.52% to 1.97%        0.10%    0.98%(5)   to     1.20%(5)

SunAmerica Balanced Portfolio (Class 2)
2006   1,107,982   15.94  to    16.26         17,968,924  1.52% to 1.97%        2.55%    8.54%      to     9.03%
2005   1,299,119   14.69  to    14.91         19,333,865  1.52% to 1.97%        2.27%   -0.24%      to     0.21%
2004   1,483,785   14.72  to    14.88         22,041,926  1.52% to 1.97%        1.36%    4.54%      to     5.01%
2003   1,531,198   14.08  to    14.17         21,674,122  1.52% to 1.97%        2.28%   12.70%      to    13.21%
2002   1,217,974   12.49  to    12.52         15,237,993  1.52% to 1.97%        3.22%  -16.90%      to   -16.58%

Technology Portfolio (Class 2)
2006   3,004,655    2.33  to     2.40          7,144,428  1.40% to 1.97%        0.00%   -1.00%      to    -0.43%(13)
2005   4,040,880    2.35  to     2.41          9,658,176  1.40% to 1.97%        0.00%   -2.31%      to    -1.75%
2004   4,237,386    2.41  to     2.45         10,328,998  1.40% to 1.97%        0.00%   -4.63%      to    -4.03%
2003   4,358,848    2.53  to     2.55         11,093,203  1.40% to 1.97%        0.00%   47.63%      to    48.47%
2002   2,064,209    1.71  to     1.72          3,544,791  1.40% to 1.97%        0.00%   -50.47      to   -50.17%

Telecom Utility Portfolio (Class 2)
2006     347,637   14.91  to    15.08          5,224,763  1.52% to 1.77%        3.67%   24.10%      to    24.41%
2005     310,837   12.01  to    12.12          3,755,001  1.52% to 1.77%        4.66%    4.50%      to     4.76%
2004     278,545   11.50  to    11.57          3,216,118  1.52% to 1.77%        5.12%   14.56%      to    14.84%
2003     229,929   10.04  to    10.08          2,314,354  1.52% to 1.77%        5.78%   16.52%      to    16.80%
2002     249,887    8.61  to     8.63          2,154,956  1.52% to 1.77%       11.69%  -25.21%      to   -25.03%

Worldwide High Income Portfolio (Class 2)
2006     340,198   20.95  to    21.23          7,208,970  1.52% to 1.77%        7.14%    7.55%      to     7.82%
2005     381,621   19.47  to    19.69          7,502,640  1.52% to 1.77%        7.83%    5.27%      to     5.54%
2004     398,777   18.50  to    18.66          7,429,844  1.52% to 1.77%        6.39%    7.34%      to     7.61%
2003     348,406   17.23  to    17.34          6,035,724  1.52% to 1.77%        8.00%   23.55%      to    23.86%
2002     185,985   13.95  to    14.00          2,601,584  1.52% to 1.77%       14.25%   -2.36%      to    -2.11%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Aggressive Growth Portfolio (Class 3)
2006     951,148   11.28  to    11.33(12)     16,442,147  1.15% to 2.05%        0.00%    10.28%(16) to     10.68%(16)(13)
2005     687,004   15.33  to    15.59         10,678,069  1.52% to 1.97%        0.00%     6.34%     to     6.83%
2004     493,564   14.41  to    14.59          7,188,034  1.52% to 1.97%        0.00%    14.23%     to    14.74%
2003     220,394   12.62  to    12.72          2,800,069  1.52% to 1.97%        0.00%    25.64%     to    26.22%
2002      14,270   10.04  to    10.08            143,649  1.52% to 1.97%        0.00%     0.32%(6)  to     0.66%(6)

Alliance Growth Portfolio (Class 3)
2006   5,952,719   10.65  to    10.71(12)    192,039,162  1.15% to 2.05%        0.00%     4.73%(16) to     5.32%(16)(13)
2005   3,334,903   32.45  to    32.96        109,639,085  1.52% to 1.97%        0.19%    14.06%     to    14.58%
2004   2,410,119   28.45  to    28.76         69,204,069  1.52% to 1.97%        0.12%     5.58%     to     6.06%
2003     878,657   26.95  to    27.12         23,808,041  1.52% to 1.97%        0.11%    23.07%     to    23.62%
2002      74,029   21.90  to    21.94          1,623,657  1.52% to 1.97%        0.00%     0.08%(6)  to     0.27%(6)

American Funds Asset Allocation SAST Portfolio (Class 3)
2006      46,693   10.48  to    10.51(12)        491,135  1.15% to 2.05%        0.00%    4.70%(16)  to     5.06%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Global Growth SAST Portfolio (Class 3)
2006     183,329   10.82  to    10.86(12)      1,979,194  1.15% to 2.05%        0.00%   7.92%(16)   to     8.29%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Growth SAST Portfolio (Class 3)
2006     140,356   10.58  to    10.61(12)      1,493,428  1.15% to 2.05%        0.00%   5.39%(16)   to     5.72%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

American Funds Growth-Income SAST Portfolio (Class 3)
2006     150,241   10.70  to    10.74(12)      1,588,821  1.15% to 2.05%        0.00%   6.94%(16)   to     7.28%(16)(13)
2005          --      --           --                 --              --          --       --                --
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

Blue Chip Growth Portfolio (Class 3)
2006   1,818,174   10.69  to    10.72(12)     11,395,423  1.15% to 2.05%        0.01%    5.92%(16)  to     6.25%(16)(13)
2005   1,679,003    5.92  to     6.01         10,050,320  1.52% to 1.97%        0.36%    0.29%      to     0.74%
2004   1,329,936    5.90  to     5.96          7,913,678  1.52% to 1.97%        0.00%    2.92%      to     3.40%
2003     600,344    5.73  to     5.77          3,458,941  1.52% to 1.97%        0.00%   23.33%      to    23.82%
2002      32,633    4.65  to     4.66            151,984  1.52% to 1.97%        0.00%    2.56%(6)   to     2.85%(6)

Cash Management Portfolio (Class 3)
2006  12,567,915   10.09  to    10.12(12)    165,908,135  1.15% to 2.05%        2.60%    0.87%(16)  to     1.10%(16)(13)
2005   9,053,081   12.68  to    12.88        116,342,721  1.52% to 1.97%        0.69%    0.54%      to     0.99%
2004   8,358,139   12.62  to    12.76        106,434,930  1.52% to 1.97%        0.66%   -1.40%      to    -0.94%
2003   4,592,502   12.80  to    12.88         59,067,143  1.52% to 1.97%        2.70%   -1.52%      to    -1.08%
2002     452,786   12.98  to    13.02          5,890,439  1.52% to 1.97%        0.00%   -0.31%(6)   to    -0.05%(6)

Corporate Bond Portfolio (Class 3)
2006  12,841,383   10.24  to    10.27(12)    225,928,781  1.15% to 2.05%        4.63%    2.17%(16)  to     2.45%(16)(13)
2005   7,942,153   16.79  to    17.00        134,772,323  1.52% to 1.97%        4.70%   -0.33%      to     0.12%
2004   4,980,011   16.85  to    16.97         84,467,485  1.52% to 1.97%        6.00%    4.49%      to     4.95%
2003   1,672,182   16.12  to    16.17(12)     27,041,585  1.52% to 1.97%        8.27%    9.50%      to     9.99%
2002     133,675   14.70  to    14.74          1,965,978  1.52% to 1.97%        0.00%    2.14%(6)   to     2.43%(6)

Davis Venture Value Portfolio (Class 3)
2006  14,644,705   10.85  to    10.90(12)    560,311,210  1.15% to 2.05%        0.88%    7.65%(16)  to     8.09%(16)(13)
2005  10,031,357   33.51  to    34.02        340,438,300  1.52% to 1.97%        0.85%    8.19%      to     8.67%
2004   7,041,367   30.98  to    31.30        220,042,179  1.52% to 1.97%        0.82%   11.03%      to    11.53%
2003   2,690,527   27.90  to    28.07         75,447,791  1.52% to 1.97%        0.99%   30.22%      to    30.80%
2002     197,298   21.42  to    21.46          4,232,590  1.52% to 1.97%        0.00%    6.55%(6)   to     6.72%(6)

"Dogs" of Wall Street Portfolio (Class 3)
2006   1,413,505   11.00  to    11.05(12)     18,180,059  1.15% to 2.05%        2.50%    8.58%(16)  to     8.99%(16)(13)
2005   1,118,148   10.64  to    10.81         12,046,258  1.52% to 1.97%        2.35%   -4.87%      to    -4.44%
2004   1,123,504   11.19  to    11.31         12,678,068  1.52% to 1.97%        2.54%    7.24%      to     7.71%
2003     566,410   10.43  to    10.50          5,941,636  1.52% to 1.97%        3.78%   17.37%      to    17.94%
2002      30,376    8.89  to     8.90            270,372  1.52% to 1.97%        0.00%    9.06%(6)   to     9.24%(6)

Emerging Markets Portfolio (Class 3)
2006   4,091,398   11.83  to    11.87(12)     77,151,152  1.15% to 2.05%        0.94%   15.30%(16)  to    15.72%(16)(13)
2005   1,855,986   14.52  to    14.74         27,245,093  1.52% to 1.97%        0.17%   34.19%      to    34.80%
2004   1,037,661   10.82  to    10.93         11,307,326  1.52% to 1.97%        1.02%   21.87%      to    22.39%
2003     279,476    8.88  to     8.93          2,493,972  1.52% to 1.97%        0.00%   49.20%      to    49.93%
2002      21,470    5.95  to     5.96            127,859  1.52% to 1.97%        0.00%    8.48%(6)   to     8.62%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
Federated American Leaders Portfolio (Class 3)
2006   2,954,863   10.96  to    11.00(12)     60,618,449  1.15% to 2.05%        1.47%    8.49%(16)  to     8.94%(16)(13)
2005   2,563,558   17.59  to    17.97         45,910,950  1.52% to 1.97%        1.45%    2.38%      to     2.84%
2004   1,803,078   17.18  to    17.47         31,424,127  1.52% to 1.97%        1.59%    7.50%      to     7.98%
2003     479,279   15.98  to    16.18          7,744,918  1.52% to 1.97%        1.89%   24.36%      to    25.34%
2002      68,432   12.85  to    12.91            883,424  1.52% to 1.97%        0.00%    8.02%(6)   to     8.55%(6)

Foreign Value Portfolio (Class 3)
2006  20,072,470   11.23  to    11.27(12)    398,541,135  1.15% to 2.05%        0.97%   10.52%(16)  to    10.85%(16)(13)
2005  17,387,531   15.67  to    15.92        276,138,381  1.52% to 1.97%        0.00%    7.79%      to     8.28%
2004  11,695,786   14.54  to    14.70        171,656,726  1.52% to 1.97%        1.29%   17.43%      to    17.96%
2003   4,161,803   12.38  to    12.46         51,821,309  1.52% to 1.97%        0.06%   31.90%      to    32.49%
2002     286,107    9.39  to     9.41          2,690,488  1.52% to 1.97%        0.57%    4.65%(6)   to     4.87%(6)

Global Bond Portfolio (Class 3)
2006   2,672,319   10.08  to    10.11(12)     47,205,334  1.15% to 2.05%       10.28%    0.49%(16)  to     0.79%(16)(13)
2005   1,592,915   17.14  to    17.44         27,672,258  1.52% to 1.97%        3.23%    2.29%      to     2.76%
2004     984,302   16.76  to    16.97         16,657,356  1.52% to 1.97%        0.00%    1.69%      to     2.14%
2003     437,839   16.48  to    16.61          7,261,358  1.52% to 1.97%        0.00%    1.31%      to     1.76%
2002      17,670   16.25  to    16.32            288,310  1.52% to 1.97%        0.00%    0.93%(6)   to     1.42%(6)

Global Equities Portfolio (Class 3)
2006   1,185,703   11.13  to    11.18(12)     27,993,123  1.15% to 2.05%        0.81%    9.56%(16)  to     9.99%(16)(13)
2005     707,607   19.19  to    19.49         13,743,678  1.52% to 1.97%        0.07%   13.25%      to    13.76%
2004     421,371   16.95  to    17.13          7,200,517  1.52% to 1.97%        0.12%    9.44%      to     9.91%
2003     178,794   15.49  to    15.58(12)      2,782,623  1.52% to 1.97%        0.13%   23.67%      to    24.21%(13)
2002       9,243   12.52  to    12.55            115,958  1.52% to 1.97%        0.00%    6.93%(6)   to     7.16%(6)

Goldman Sachs Research Portfolio (Class 3)
2006     384,895   10.71  to    10.76(12)      3,086,071  1.15% to 2.05%        0.10%    6.62%(16)  to     7.07%(16)(13)
2005     216,548    6.95  to     7.03          1,517,038  1.52% to 1.97%        0.27%    1.39%      to     1.79%
2004     140,999    6.85  to     6.91            971,168  1.52% to 1.97%        0.00%   10.65%      to    11.03%
2003      30,118    6.19  to     6.22            187,086  1.52% to 1.97%        0.00%   22.50%      to    23.05%
2002       2,714    5.05  to     5.06             13,727  1.52% to 1.97%        0.00%    8.13%(6)   to     8.20%(6)

Growth-Income Portfolio (Class 3)
2006     685,463   10.70  to    10.73(12)     21,335,072  1.15% to 2.05%        0.53%    5.78%(16)  to     6.11%(16)(13)
2005     698,613   29.16  to    29.61         20,628,849  1.52% to 1.97%        0.34%    4.85%      to     5.32%
2004     669,308   27.81  to    28.12         18,778,665  1.52% to 1.97%        0.57%    9.09%      to     9.58%
2003     361,011   25.50  to    25.66          9,251,442  1.52% to 1.97%        1.04%   22.87%      to    23.43%
2002      68,132   20.75  to    20.79          1,415,931  1.52% to 1.97%        0.00%    3.21%(6)   to     3.41%(6)

Growth Opportunities Portfolio (Class 3)
2006   5,078,330   10.87  to    10.89(12)     28,417,659  1.15% to 2.05%        0.00%    5.77%(16)  to     6.03%(16)(13)
2005     941,986    4.91  to    5.03           4,716,663  1.52% to 1.97%        0.00%    5.29%      to     5.76%
2004     769,459    4.67  to    4.75           3,645,824  1.52% to 1.97%        0.00%    3.87%      to     4.31%
2003     414,765    4.49  to    4.56           1,887,938  1.52% to 1.97%        0.00%   31.11%      to    32.64%
2002      56,813    3.43  to    3.44             195,143  1.52% to 1.97%        0.00%    6.07%(6)   to     6.36%(6)

High-Yield Bond Portfolio (Class 3)
2006   4,049,169   10.47  to    10.51(12)     83,936,765  1.15% to 2.05%        8.52%    4.12%(16)  to     4.55%(16)(13)
2005   2,866,342   18.18  to    18.49         52,826,902  1.52% to 1.97%        9.57%    6.47%      to     6.96%
2004   2,535,698   17.07  to    17.29         43,718,981  1.52% to 1.97%        9.55%   14.88%      to    15.41%
2003   1,752,691   14.86  to    14.98         26,197,749  1.52% to 1.97%        8.44%   28.61%      to    29.27%
2002     115,765   11.56  to    11.59          1,339,542  1.52% to 1.97%        0.00%    5.52%(6)   to     5.80%(6)

International Diversified Equities Portfolio (Class 3)
2006  17,448,046   10.95  to    11.00(12)    250,526,418  1.15% to 2.05%        0.25%    7.36%(16)  to     7.84%(16)(13)
2005  13,189,193   11.70  to    11.88        156,308,756  1.52% to 1.97%        1.45%   11.29%      to    11.79%
2004   9,541,923   10.52  to    10.63        101,220,144  1.52% to 1.97%        2.30%   13.95%      to    14.46%
2003   3,686,965    9.23  to     9.29         34,195,694  1.52% to 1.97%        6.91%   28.93%      to    29.52%
2002     210,168    7.16  to     7.17          1,506,305  1.52% to 1.97%        0.00%    2.32%(6)   to     2.51%(6)

International Growth & Income Portfolio (Class 3)
2006   6,342,643   11.10  to    11.15(12)    117,562,282  1.15% to 2.05%        1.35%    9.01%(16)  to     9.44%(16)(13)
2005   3,137,910   14.74  to    14.94         46,777,214  1.52% to 1.97%        0.70%   11.78%      to    12.29%
2004   2,648,598   13.19  to    13.31         35,194,607  1.52% to 1.97%        1.26%   18.22%      to    18.75%
2003   1,168,993   11.16  to    11.20         13,093,660  1.52% to 1.97%        1.65%   33.93%      to    34.51%
2002     115,317    8.33  to     8.34            960,599  1.52% to 1.97%        0.00%    4.11%(6)   to     4.29%(6)

Marsico Growth Portfolio (Class 3)
2006   3,057,551   11.13  to    11.17(12)     36,778,126  1.15% to 2.05%        0.00%   10.02%(16)  to    10.44%(16)(13)
2005   2,549,066   11.14  to    11.30         28,756,731  1.52% to 1.97%        0.00%    8.28%      to     8.77%
2004   2,232,718   10.29  to    10.39         23,167,131  1.52% to 1.97%        0.00%    8.81%      to     9.31%
2003   1,300,665    9.46  to     9.51         12,352,523  1.52% to 1.97%        0.00%   27.38%      to    27.96%
2002     101,980    7.42  to     7.43            757,390  1.52% to 1.97%        0.00%   -2.92%(8)   to    -2.60%(6)

MFS Massachusetts Investors Trust Portfolio (Class 3)
2006   2,321,999   10.79  to    10.81(12)     53,764,055  1.15% to 2.05%        0.50%    6.65%(16)  to     6.82%(16)(13)
2005   2,160,255   20.59  to    20.90         45,036,510  1.52% to 1.97%        0.61%    5.36%      to     5.84%
2004   1,697,663   19.54  to    19.75         33,465,893  1.52% to 1.97%        0.71%    9.42%      to     9.90%
2003     831,007   17.86  to    17.97         14,918,833  1.52% to 1.97%        1.02%   19.82%      to    20.36%
2002      53,532   14.90  to    14.93            799,034  1.52% to 1.97%        0.00%    5.81%(6)   to     6.00%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
--------------------------------------------------------  -----------------------------------------------------
MFS Mid-Cap Growth Portfolio (Class 3)
2006   7,154,175   10.92  to    10.97(12)     76,689,316  1.15% to 2.05%        0.00%    7.46%(16)  to     7.96%(16)(13)
2005   6,332,686   10.51  to    10.67         67,407,060  1.52% to 1.97%        0.00%    0.92%      to     1.38%
2004   5,194,249   10.41  to    10.53         54,574,948  1.52% to 1.97%        0.00%   11.59%      to    12.09%
2003   2,839,185    9.33  to     9.39         26,634,953  1.52% to 1.97%        0.00%   34.25%      to    34.85%
2002     213,285    6.95  to     6.96          1,484,978  1.52% to 1.97%        0.00%    6.51%(6)   to     6.73%(6)

MFS Total Return Portfolio (Class 3)
2006  10,084,962   10.64  to    10.69(12)    278,884,644  1.15% to 2.05%        2.35%    5.54%(16)  to     6.01%(16)(13)
2005   7,613,011   24.82  to    25.24        191,580,360  1.52% to 1.97%        2.09%    0.79%      to     1.24%
2004   5,322,826   24.63  to    24.93        132,416,887  1.52% to 1.97%        0.20%    8.87%      to     9.36%
2003   2,258,368   22.62  to    22.80         51,426,805  1.52% to 1.97%        6.03%   14.32%      to    14.83%
2002     181,366   19.79  to    19.85          3,598,858  1.52% to 1.97%        0.00%    4.37%(6)   to     4.70%(6)

Putnam Growth: Voyager Portfolio (Class 3)
2006     264,972   11.07  to    11.10(12)      4,947,564  1.15% to 2.05%        0.00%    8.57%(16)  to     8.93%(16)(13)
2005     281,414   17.53  to    18.06          5,060,848  1.52% to 1.97%        0.44%    3.74%      to     4.21%
2004     185,991   16.90  to    17.33          3,213,032  1.52% to 1.97%        0.00%    2.68%      to     3.16%
2003     141,442   16.46  to    16.80          2,371,873  1.52% to 1.97%        0.12%   20.05%      to    21.84%
2002      31,739   13.71  to    13.78            437,384  1.52% to 1.97%        0.00%    4.03%(6)   to     4.60%(6)

Real Estate Portfolio (Class 3)
2006   3,472,777   11.10  to    11.17(12)    107,216,539  1.15% to 2.05%        1.30%    9.71%(16)  to    10.30%(16)(13)
2005   2,000,207   23.28  to    23.62         47,113,256  1.52% to 1.97%        1.98%   10.81%      to    11.31%
2004   1,398,233   21.01  to    21.22         29,611,420  1.52% to 1.97%        2.83%   31.62%      to    32.21%
2003     594,842   15.96  to    16.05          9,535,274  1.52% to 1.97%        3.64%   34.97%      to    35.60%
2002      36,041   11.82  to    11.84            426,417  1.52% to 1.97%        0.00%    2.39%(6)   to     2.54%(6)

Small & Mid Cap Value Portfolio (Class 3)
2006  13,641,167   10.99  to    11.03(12)    249,417,557  1.15% to 2.05%        0.08%    7.46%(16)  to     7.86%(16)(13)
2005  10,775,018   16.18  to    16.43        176,591,419  1.52% to 1.97%        0.00%    3.73%      to     4.20%
2004   7,568,354   15.59  to    15.77        119,131,771  1.52% to 1.97%        0.42%   15.54%      to    16.05%
2003   2,550,372   13.50  to    13.59         34,616,193  1.52% to 1.97%        0.01%   33.64%      to    34.25%
2002     175,424   10.10  to    10.12          1,774,785  1.52% to 1.97%        0.07%   10.03%(6)   to    10.27%(6)

Small Company Value Portfolio (Class 3)
2006   1,999,516   10.97  to    11.02(12)     20,238,125  1.15% to 2.05%        0.00%    7.25%(16)  to     7.71%(16)(13)
2005          --      --           --                 --             --           --       --                --
2004          --      --           --                 --             --           --       --                --
2003          --      --           --                 --             --           --       --                --
2002          --      --           --                 --             --           --       --                --

SunAmerica Balanced Portfolio(Class 3)
2006     963,493   10.61  to    10.65(12)     15,537,708  1.15% to 2.05%        2.60%    5.43%(16)  to     5.79%(16)(13)
2005     839,731   14.63  to    14.86         12,437,658  1.52% to 1.97%        2.25%   -0.34%      to     0.11%
2004     812,328   14.68  to    14.84         12,029,966  1.52% to 1.97%        1.47%    4.43%      to     4.91%
2003     397,349   14.06  to    14.15          5,614,623  1.52% to 1.97%        3.22%   12.59%      to    13.11%
2002      25,087   12.49  to    12.51            313,544  1.52% to 1.97%        0.00%   -0.24%(6)   to    -0.07%(6)

Technology Portfolio (Class 3)
2006   5,308,607   10.68  to    10.73(12)     12,558,333  1.15% to 2.05%        0.00%    4.75%(16)  to     5.19%(16)(13)
2005   4,362,535    2.35  to     2.39         10,392,541  1.52% to 1.97%        0.00%   -2.41%      to    -1.97%
2004   3,648,226    2.41  to     2.44          8,870,679  1.52% to 1.97%        0.00%   -4.67%      to    -4.24%
2003   2,018,618    2.53  to     2.54          5,131,029  1.52% to 1.97%        0.00%   47.53%      to    48.20%
2002     147,353    1.71  to     1.72            252,890  1.52% to 1.97%        0.00%   19.66%(6)   to    19.85%(6)

Telecom Utility Portfolio (Class 3)
2006      79,302   11.19  to    11.24(12)      1,186,455  1.15% to 2.05%        4.50%   11.36%(16)  to    11.77%(16)(13)
2005      16,011   11.66  to    12.09            191,838  1.52% to 1.97%        4.38%    4.19%      to     4.66%
2004       7,468   11.19  to    11.55             85,506  1.52% to 1.97%        4.92%   14.23%      to    14.72%
2003       4,464    9.79  to    10.07             44,646  1.52% to 1.97%       10.96%   13.96%      to    16.76%
2002          37    8.59  to     8.62                322  1.52% to 1.97%        0.00%    5.17%(8)   to     5.52%(8)

Worldwide High Income Portfolio (Class 3)
2006      78,968   10.46  to    10.50(12)      1,662,700  1.15% to 2.05%        8.06%    3.94%(16)  to     4.35%(16)(13)
2005      65,141   19.07  to    19.66          1,276,519  1.52% to 1.97%        8.16%    4.93%      to     5.43%
2004      49,363   18.17  to    18.65            917,051  1.52% to 1.97%        6.71%    7.01%      to     7.50%
2003      26,197   16.98  to    17.34            453,299  1.52% to 1.97%       20.48%   21.77%      to    23.94%
2002          22   13.94  to    13.99                310  1.52% to 1.97%        0.00%    3.98%(8)   to     4.36%(8)

Comstock Portfolio (Class II)
2006  26,646,078   10.84  to    10.86(12)    376,648,609  1.15% to 2.05%        1.27%    7.33%(16)  to     7.56%(16)(13)
2005  27,979,899   12.17  to    12.46(12)    346,133,517  1.52% to 1.97%        0.88%    2.08%      to     2.54%
2004  22,295,013   11.92  to    12.15        269,006,904  1.52% to 1.97%        0.66%   15.14%      to    15.66%
2003  14,950,268   10.35  to    10.50        155,970,767  1.52% to 1.97%        0.65%   28.22%      to    28.80%
2002   8,525,888    8.07  to     8.17         69,071,417  1.52% to 1.97%        0.27%  -21.30%      to   -20.71%

Strategic Growth Portfolio (Class II)
2006   2,909,668   10.74  to    10.78(12)     28,337,928  1.15% to 2.05%        0.00%    6.36%(16)  to     6.75%(16)(13)
2005   3,095,493    9.61  to     9.76(12)     29,815,391  1.52% to 1.97%        0.01%    5.54%      to     6.01%
2004   3,220,823    9.11  to     9.21(12)     29,266,860  1.52% to 1.97%        0.00%    4.70%      to     5.17%
2003   2,923,540    8.70  to     8.76(12)     25,259,965  1.52% to 1.97%        0.00%   24.57%      to    25.13%
2002   1,545,515    6.84  to     7.00         10,675,131  1.52% to 1.97%        0.03%  -33.92%      to   -33.67%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
-----------------------------------------  -------------  -------------- ------------- ------------------------
Growth and Income Portfolio (Class II)
2006  31,791,446   10.83  to    10.89(12)    488,270,723  1.15% to 2.05%        0.91%    7.72%(16)  to     8.30%(16)(13)
2005  28,184,146   13.32  to    13.53        379,469,347  1.52% to 1.97%        0.78%    7.58%      to     8.06%(13)
2004  21,776,653   12.39  to    12.52(12)    271,558,342  1.52% to 1.97%        0.61%   11.90%      to    12.41%
2003  12,951,994   11.07  to    11.14(12)    143,874,667  1.52% to 1.97%        0.54%   25.20%      to    25.77%
2002   6,179,403    8.79  to     8.86         54,671,463  1.52% to 1.97%        0.22%  -16.32%      to   -16.03%

Balanced Portfolio (Class 1)
2006  18,183,081    9.95  to    10.17        183,998,899  1.40% to 1.80%        2.09%    8.63%      to     9.07%
2005  17,690,846    9.16  to     9.32        164,214,822  1.40% to 1.80%        1.90%    4.12%      to     4.53%
2004  17,103,475    8.80  to     8.92        151,947,986  1.40% to 1.80%        1.84%    8.16%      to     8.59%
2003  13,842,218    8.14  to     8.21        113,349,873  1.40% to 1.80%        2.34%   20.56%      to    21.04%
2002   8,307,418    6.75  to     6.79         56,256,951  1.40% to 1.80%        2.02%  -10.40%      to   -10.04%

Conservative Balanced Portfolio (Class 1)
2006   2,412,113    7.14  to     7.29         17,517,026  1.40% to 1.80%        2.69%    6.89%      to     7.32%
2005   2,473,645    6.68  to     6.79         16,746,150  1.40% to 1.80%        2.35%    2.73%      to     3.14%
2004   2,264,674    6.50  to     6.58         14,872,611  1.40% to 1.80%        1.99%    6.28%      to     6.71%
2003   1,796,864    6.12  to     6.17         11,062,689  1.40% to 1.80%        2.06%   15.00%      to    15.46%
2002     991,862    5.32  to     5.34          5,293,412  1.40% to 1.80%        0.67%   -3.99%      to    -3.61%

Conservative Growth Portfolio (Class 1)
2006   7,480,827   10.62  to    10.85         80,620,425  1.40% to 1.80%        1.58%   10.20%      to    10.64%
2005   7,747,501    9.64  to     9.80         75,537,055  1.40% to 1.80%        1.25%    5.13%      to     5.55%
2004   7,982,301    9.17  to     9.29         73,797,945  1.40% to 1.80%        1.36%    9.78%      to    10.22%
2003   7,321,077    8.35  to     8.43         61,463,053  1.40% to 1.80%        2.09%   26.45%      to    26.96%
2002   4,658,781    6.60  to     6.64         30,829,627  1.40% to 1.80%        2.89%  -17.01%      to   -16.69%

Equity Income Fund (Class 1)
2006   5,752,545   10.31  to    10.53         60,395,735  1.40% to 1.80%        1.60%   16.06%      to    16.52%
2005   3,551,907    8.88  to     9.04         31,983,343  1.40% to 1.80%        1.52%    8.30%      to     8.74%
2004   2,611,510    8.20  to     8.31         21,639,735  1.40% to 1.80%        1.77%   17.00%      to    17.47%
2003   2,359,443    7.01  to     7.08         16,659,742  1.40% to 1.80%        2.55%   27.78%      to    28.30%
2002   1,666,406    5.48  to     5.52          9,177,433  1.40% to 1.80%        1.94%  -14.06%      to   -13.72%

Flexible Income Portfolio (Class 1)
2006   3,921,709    8.10  to     8.29         32,371,535  1.40% to 1.80%        4.08%    4.94%      to     5.36%
2005   4,714,925    7.72  to     7.87         36,966,967  1.40% to 1.80%        3.29%    1.57%      to     1.97%
2004   4,698,052    7.60  to     7.72         36,143,342  1.40% to 1.80%        3.33%    4.57%      to     4.99%
2003   3,799,248    7.27  to     7.35         27,846,432  1.40% to 1.80%        2.44%   11.28%      to    11.73%
2002   2,083,910    6.53  to     6.58         13,683,644  1.40% to 1.80%        0.59%    0.32%      to     0.72%

Growth Fund (Class 1)
2006     221,503    7.09  to     7.25          1,595,675  1.40% to 1.80%        0.12%    3.07%      to     3.48%
2005     227,881    6.87  to     7.00          1,588,145  1.40% to 1.80%        0.57%    5.50%      to     5.92%
2004     265,990    6.52  to     6.61          1,752,597  1.40% to 1.80%        0.00%    6.29%      to     6.72%
2003     255,811    6.13  to     6.19          1,580,583  1.40% to 1.80%        0.00%   26.88%      to    27.39%
2002     197,794    4.83  to     4.86            960,165  1.40% to 1.80%        0.00%  -32.24%      to   -31.97%

Growth & Income Fund (Class 1)
2006   1,296,826    6.95  to     7.10          9,158,305  1.40% to 1.80%        1.44%    9.87%      to    10.31%
2005   1,284,847    6.33  to     6.44          8,231,857  1.40% to 1.80%        1.25%    1.46%      to     1.86%
2004   1,406,715    6.24  to     6.32          8,860,014  1.40% to 1.80%        1.05%    7.14%      to     7.57%
2003   1,229,108    5.82  to     5.88          7,203,781  1.40% to 1.80%        1.24%   24.54%      to    25.04%
2002     724,134    4.67  to     4.70          3,397,213  1.40% to 1.80%        0.72%  -22.56%      to   -22.25%

Income Fund (Class 1)
2006   2,122,228    7.13  to     7.29         15,411,695  1.40% to 1.80%        5.30%    3.03%      to     3.44%
2005   1,506,206    6.92  to     7.04         10,574,852  1.40% to 1.80%        5.60%    0.57%      to     0.98%
2004   1,419,702    6.88  to     6.97          9,872,875  1.40% to 1.80%        5.68%    3.68%      to     4.09%
2003   1,494,674    6.63  to     6.70          9,994,752  1.40% to 1.80%        6.18%    7.82%      to     8.26%
2002     857,444    6.15  to     6.19          5,296,791  1.40% to 1.80%        3.71%    7.67%      to     8.10%

International Growth Fund (Class 1)
2006     430,300    7.70  to     7.82          3,361,967  1.40% to 1.80%        1.29%   18.39%      to    18.87%
2005     145,387    6.50  to     6.58            955,377  1.40% to 1.80%        1.50%   15.76%      to    16.23%
2004      91,001    5.62  to     5.66            514,659  1.40% to 1.80%        1.11%   11.58%      to    12.04%
2003      36,535    5.04  to     5.05            184,369  1.40% to 1.80%        1.29%   33.09%      to    33.61%
2002      25,477    3.78  to     3.78             96,349  1.40% to 1.80%        0.93%  -17.18%      to   -16.89%

Mid Cap Stock Fund (Class 1)
2006     692,928   10.60  to    10.82          7,472,559  1.40% to 1.80%        1.65%   14.79%      to    15.25%
2005     600,391    9.23  to     9.39          5,615,742  1.40% to 1.80%        0.46%   11.37%      to    11.82%
2004     644,391    8.29  to     8.40          5,396,331  1.40% to 1.80%        1.62%   12.55%      to    13.00%
2003     426,405    7.37  to     7.43          3,162,251  1.40% to 1.80%        0.31%   25.46%      to    25.96%
2002     262,305    5.87  to     5.90          1,545,047  1.40% to 1.80%        0.20%  -11.94%      to   -11.60%

Money Market Fund (Class 1)
2006     616,894    5.80  to     5.95          3,665,896  1.40% to 1.80%        4.25%    2.50%      to     2.92%
2005     821,513    5.66  to     5.79          4,747,631  1.40% to 1.80%        2.51%    0.76%      to     1.17%
2004     724,436    5.62  to     5.72          4,137,109  1.40% to 1.80%        0.86%   -0.96%      to    -0.55%
2003     772,790    5.67  to     5.75(12)      4,437,070  1.40% to 1.80%        0.00%   -1.15%      to    -0.75%
2002     723,713    5.74  to     5.81          4,192,292  1.40% to 1.80%        1.27%   -0.43%      to    -0.03%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
------------------------------------------ -------------  --------------- ----------- -------------------------
REIT Fund (Class 1)
2006      94,034   20.94  to    21.24(12)      1,991,443  1.40% to 1.80%        2.32%   30.83%      to    31.36%
2005      59,048   16.00  to    16.17(12)        953,068  1.40% to 1.80%        1.78%    7.44%      to     7.88%(13)
2004      41,375   14.89  to    14.99(12)        619,770  1.40% to 1.80%        1.33%   29.94%      to    31.06%(13)
2003          39   11.43  to    11.46(12)            452  1.40% to 1.80%        0.00%   14.34%(9)   to    14.62%(9)(13)
2002          --      --           --                 --             --           --       --                --

Short Term Income Fund (Class 1)
2006     525,980    6.56  to     6.70          3,500,054  1.40% to 1.80%        4.83%    2.72%      to     3.14%
2005     439,013    6.38  to     6.50          2,847,813  1.40% to 1.80%        4.05%   -0.18%      to     0.22%
2004     599,257    6.39  to     6.49          3,875,626  1.40% to 1.80%        3.93%    0.25%      to     0.65%
2003     693,162    6.38  to     6.44          4,457,940  1.40% to 1.80%        6.14%    3.64%      to     4.06%
2002     329,922    6.15  to     6.20          2,038,212  1.40% to 1.80%        2.49%    4.38%      to     4.80%

Small Cap Growth Fund (Class 1)
2006     271,871    6.75  to     6.89          1,863,932  1.40% to 1.80%        0.00%    4.91%      to     5.33%
2005     264,931    6.44  to     6.54          1,725,811  1.40% to 1.80%        0.00%   -3.48%      to    -3.09%
2004     337,467    6.67  to     6.75          2,271,166  1.40% to 1.80%        0.00%    2.81%      to     3.22%
2003     244,843    6.49  to     6.54          1,597,697  1.40% to 1.80%        0.00%   68.36%      to    69.03%
2002     124,815    3.85  to     3.87            482,497  1.40% to 1.80%        0.00%  -48.09%      to   -47.88%

Small Cap Value Fund (Class 1)
2006      19,578   10.86  to    11.09            217,020  1.40% to 1.80%        1.04%    9.21%      to    10.66%
2005       5,392    9.95  to    10.02             54,025  1.40% to 1.80%        0.00%   -0.54%(14)  to     0.20%(14)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

Strategic Growth Portfolio (Class 1)
2006   2,028,132   11.69  to    11.93(12)     24,061,064  1.40% to 1.80%        1.05%   11.04%      to    11.49%
2005   2,003,751   10.53  to    10.70(12)     21,337,914  1.40% to 1.80%        0.66%    5.79%      to     6.21%
2004   1,918,099    9.95  to    10.07(12)     19,241,277  1.40% to 1.80%        0.65%   10.82%      to    11.26%
2003   1,520,558    8.98  to     9.05(12)     13,717,984  1.40% to 1.80%        1.38%   30.70%      to    31.23%
2002     918,045    6.86  to     6.90          6,316,415  1.40% to 1.80%        3.83%  -21.94%      to   -21.62%

U.S. Government Securities Fund (Class 1)
2006   1,695,485    6.58  to     6.72         11,351,666  1.40% to 1.80%        4.71%    2.59%      to     3.00%
2005   1,977,696    6.42  to     6.53         12,863,553  1.40% to 1.80%        4.50%    0.45%      to     0.85%
2004   2,299,797    6.39  to     6.47         14,843,010  1.40% to 1.80%        3.89%    1.93%      to     2.34%
2003   3,168,730    6.27  to     6.32         20,001,877  1.40% to 1.80%        5.15%    0.31%      to     0.72%
2002   2,219,244    6.25  to     6.28         13,912,635  1.40% to 1.80%        2.94%    6.93%      to     7.37%

West Coast Equity Fund (Class 1)
2006   2,438,907   12.34  to    12.61         30,663,761  1.40% to 1.80%        0.48%   10.03%      to    10.47%
2005   1,548,615   11.21  to    11.41         17,615,587  1.40% to 1.80%        0.70%    6.64%      to     7.06%
2004   1,358,062   10.52  to    10.66         14,438,128  1.40% to 1.80%        0.26%   11.01%      to    11.46%
2003   1,119,812    9.47  to     9.56         10,685,593  1.40% to 1.80%        0.27%   40.80%      to    41.37%
2002     753,358    6.73  to     6.77          5,088,442  1.40% to 1.80%        0.49%  -23.93%      to   -23.62%

Balanced Portfolio (Class 2)
2006  16,711,342    9.77  to     9.99        166,390,537  1.52% to 1.95%        1.93%    8.24%      to     8.71%
2005  16,561,610    9.03  to     9.19        151,793,970  1.52% to 1.95%        1.74%    3.68%      to     4.13%
2004  14,862,942    8.71  to     8.83        130,881,501  1.52% to 1.95%        1.70%    7.71%      to     8.18%
2003   9,477,417    8.09  to     8.16         77,198,534  1.52% to 1.95%        2.06%   20.10%      to    20.63%
2002   4,444,727    6.73  to     6.77         30,039,868  1.52% to 1.95%        2.08%  -10.74%      to     5.53%(6)

Conservative Balanced Portfolio (Class 2)
2006   3,394,114    7.01  to     7.16         24,267,380  1.55% to 1.95%        2.55%    6.40%      to     6.83%
2005   3,386,456    6.59  to     6.70         22,668,556  1.55% to 1.95%        2.12%    2.35%      to     2.76%
2004   2,311,026    6.44  to     6.52         15,053,195  1.55% to 1.95%        1.88%    5.80%      to     6.22%
2003   1,108,644    6.09  to     6.14          6,800,644  1.55% to 1.95%        1.73%   14.57%      to    15.04%
2002     392,944    5.31  to     5.34          2,096,260  1.55% to 1.95%        0.67%   -4.33%      to    -3.96%

Conservative Growth Portfolio (Class 2)
2006   7,199,949   10.40  to    10.61         76,120,627  1.52% to 1.95%        1.38%    9.78%      to    10.26%
2005   6,262,591    9.47  to     9.62         60,112,261  1.52% to 1.95%        1.09%    4.64%      to     5.10%
2004   5,494,544    9.05  to     9.16(12)     50,212,271  1.52% to 1.95%        1.26%    9.42%      to     9.90%
2003   3,573,610    8.27  to     8.33         29,733,408  1.52% to 1.95%        1.95%   25.89%      to    26.45%
2002   2,112,516    6.57  to     6.59         13,916,380  1.52% to 1.95%        3.05%  -17.31%      to     6.56%(6)

Equity Income Fund (Class 2)
2006   4,996,995   10.08  to    10.29         51,305,430  1.55% to 1.95%        1.50%   15.58%      to    16.04%
2005   3,594,472    8.72  to     8.86         31,798,289  1.55% to 1.95%        1.42%    7.85%      to     8.29%
2004   2,260,288    8.08  to     8.19         18,459,243  1.55% to 1.95%        1.58%   16.52%      to    16.99%
2003   1,463,207    6.94  to     7.00         10,218,103  1.55% to 1.95%        2.27%   27.23%      to    27.74%
2002     990,959    5.45  to     5.48          5,420,503  1.55% to 1.95%        2.08%  -14.32%      to   -14.00%

Flexible Income Portfolio (Class 2)
2006   6,820,316    7.98  to     8.12         55,327,490  1.55% to 1.95%        3.93%    4.55%      to     4.97%
2005   9,335,143    7.63  to     7.74         72,158,552  1.55% to 1.95%        3.10%    1.10%      to     1.51%
2004   8,110,654    7.55  to     7.62         61,768,123  1.55% to 1.95%        3.14%    4.18%      to     4.61%
2003   4,480,205    7.24  to     7.29         32,623,129  1.55% to 1.95%        2.12%   10.84%      to    11.29%
2002   1,395,827    6.54  to     6.55          9,135,987  1.55% to 1.95%        0.49%   -0.03%      to     0.35%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
------------------------------------------ -------------  --------------- ------------ ------------------------
Growth Fund (Class 2)
2006     135,152    6.96  to     7.11            957,698  1.55% to 1.95%        0.00%    2.61%      to     3.02%
2005     158,725    6.78  to     6.90          1,092,368  1.55% to 1.95%        0.29%    5.10%      to     5.53%
2004     193,649    6.45  to     6.54          1,263,148  1.55% to 1.95%        0.00%    5.93%      to     6.35%
2003     197,257    6.09  to     6.15          1,210,182  1.55% to 1.95%        0.00%   26.33%      to    26.84%
2002     128,401    4.82  to     4.85            621,532  1.55% to 1.95%        0.00%  -32.42%      to   -32.21%

Growth & Income Fund (Class 2)
2006      502,522   6.79  to     6.93          3,474,705  1.55% to 1.95%        1.20%    9.50%      to     9.94%
2005      526,805   6.20  to     6.30          3,310,365  1.55% to 1.95%        1.02%    0.98%      to     1.38%
2004      540,874   6.14  to     6.22          3,353,282  1.55% to 1.95%        0.91%    6.68%      to     7.11%
2003      463,473   5.75  to     5.81          2,685,128  1.55% to 1.95%        1.07%   24.05%      to    24.55%
2002      279,444   4.64  to     4.66          1,300,502  1.55% to 1.95%        0.77%  -22.89%      to   -22.52%

Income Fund (Class 2)
2006   2,210,997    7.01  to     7.16         15,802,004  1.55% to 1.95%        5.41%    2.57%      to     2.98%
2005   2,876,751    6.84  to     6.95         19,976,647  1.55% to 1.95%        5.72%    0.08%      to     0.49%
2004   3,337,116    6.83  to     6.92         23,063,724  1.55% to 1.95%        5.76%    3.28%      to     3.69%
2003   3,154,678    6.62  to     6.67         21,031,226  1.55% to 1.95%        5.83%    7.36%      to     7.79%
2002   1,324,319    6.16  to     6.19          8,189,881  1.55% to 1.95%        3.06%    7.31%      to     7.74%

International Growth Fund (Class 2)
2006     581,190    7.59  to     7.68          4,461,640  1.55% to 1.95%        1.52%   17.95%      to    18.42%
2005     139,057    6.43  to     6.49            900,848  1.55% to 1.95%        1.39%   15.33%      to    15.79%
2004      46,252    5.58  to     5.60(12)        258,869  1.55% to 1.95%        1.09%   11.11%      to    11.58%
2003      32,196    5.02  to     5.02(12)        161,536  1.55% to 1.95%        1.01%   32.47%      to    33.02%
2002      24,725    3.76  to     3.79             93,445  1.55% to 1.95%        1.57%  -17.34%      to   -16.64%

Mid Cap Stock Fund (Class 2)
2006     372,499   10.35  to    10.57          3,927,186  1.55% to 1.95%        1.51%   14.31%      to    14.77%
2005     328,177    9.06  to     9.21          3,013,085  1.55% to 1.95%        0.27%   10.93%      to    11.38%
2004     310,386    8.16  to     8.27          2,559,976  1.55% to 1.95%        0.19%   12.07%      to    12.52%
2003     206,416    7.28  to     7.35          1,513,958  1.55% to 1.95%        0.15%   24.99%      to    25.50%
2002     115,793    5.83  to     5.86            676,899  1.55% to 1.95%        0.17%  -12.25%      to   -11.90%

Money Market Fund (Class 2)
2006     468,575    5.72  to     5.84          2,724,190  1.55% to 1.95%        4.11%    2.10%      to     2.51%
2005     573,706    5.60  to     5.69          3,261,968  1.55% to 1.95%        2.31%    0.37%      to     0.77%
2004     951,574    5.58  to     5.65          5,369,307  1.55% to 1.95%        0.64%   -1.35%      to    -0.94%
2003     539,334    5.66  to     5.70          3,070,680  1.55% to 1.95%        0.00%   -1.55%      to    -1.15%
2002     811,865    5.75  to     5.77          4,680,826  1.55% to 1.95%        1.03%   -0.83%      to    -0.42%

REIT Fund (Class 2)
2006     108,166   20.40  to    21.27          2,294,813  1.55% to 1.95%        1.92%   30.34%      to    30.86%
2005      58,819   15.65  to    16.26            953,457  1.55% to 1.95%        2.28%    6.40%      to     7.43%
2004      12,753   14.71  to    15.13            192,855  1.55% to 1.95%        1.04%   29.08%      to    31.18%
2003          26   11.39  to    11.54                302  1.55% to 1.95%        0.00%   13.93%(9)   to    15.35%(9)
2002          --      --           --                 --             --           --       --               --

Short Term Income Fund (Class 2)
2006     480,261    6.47  to     6.59          3,160,390  1.55% to 1.95%        4.39%    2.23%      to     2.64%
2005     792,896    6.32  to     6.42          5,083,545  1.55% to 1.95%        3.83%   -0.20%      to     0.20%
2004   1,082,867    6.34  to     6.41          6,932,898  1.55% to 1.95%        4.00%   -0.36%      to     0.04%
2003     959,531    6.36  to     6.41          6,143,271  1.55% to 1.95%        0.00%    3.43%      to     3.85%
2002     192,367    6.15  to     6.17          1,186,149  1.55% to 1.95%        3.57%    3.84%      to     4.26%

Small Cap Growth Fund (Class 2)
2006     147,936    6.63  to     6.74            994,542  1.55% to 1.95%        0.00%    4.53%      to     4.94%
2005     166,608    6.34  to     6.42          1,067,052  1.55% to 1.95%        0.00%   -3.94%      to    -3.55%
2004     175,772    6.60  to     6.66          1,168,947  1.55% to 1.95%        0.00%    2.47%      to     2.89%
2003     159,481    6.44  to     6.47          1,031,091  1.55% to 1.95%        0.00%   67.65%      to    68.32%
2002      60,788    3.84  to     3.85            233,628  1.55% to 1.95%        0.00%  -48.25%      to   -48.08%

Small Cap Value Fund (Class 2)
2006      23,541   10.90  to    11.05            260,044  1.55% to 1.95%        0.96%    9.78%      to    10.15%
2005       1,465    9.93  to    10.04             14,625  1.55% to 1.95%        0.00%   -0.75%(14)  to     0.36%(14)
2004          --      --           --                 --             --           --       --               --
2003          --      --           --                 --             --           --       --               --
2002          --      --           --                 --             --           --       --               --

Strategic Growth Portfolio (Class 2)
2006   2,516,995   11.45  to    11.71         29,288,163  1.52% to 1.95%        0.88%   10.59%      to    11.07%
2005   1,933,183   10.35  to    10.55         20,280,840  1.52% to 1.95%        0.49%    5.40%      to     5.85%
2004   1,494,603    9.82  to     9.96         14,836,003  1.52% to 1.95%        0.56%   10.37%      to    10.85%
2003     855,160    8.90  to     8.99          7,660,858  1.52% to 1.95%        1.12%   30.20%      to    30.77%
2002     338,480    6.83  to     6.87          2,319,061  1.52% to 1.95%        3.50%  -22.11%      to     7.64%

U.S. Government Securities Fund (Class 2)
2006     768,702    6.44  to     6.56          5,028,514  1.55% to 1.95%        4.53%    2.21%      to     2.62%
2005   1,364,116    6.30  to     6.39          8,703,199  1.55% to 1.95%        4.09%    0.05%      to     0.45%
2004   2,000,572    6.30  to     6.36         12,714,269  1.55% to 1.95%        3.67%    1.59%      to     1.99%
2003   2,594,953    6.20  to     6.24         16,176,032  1.55% to 1.95%        5.30%   -0.10%      to     0.30%
2002   1,971,991    6.20  to     6.22         12,261,264  1.55% to 1.95%        2.78%    6.49%      to     6.91%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------- ---------------  --------------  ------------  -----------------------
West Coast Equity Fund (Class 2)
2006   1,174,244   12.04  to    12.29         14,402,243  1.55% to 1.95%        0.31%    9.59%      to    10.03%
2005     904,287   10.99  to    11.17         10,079,033  1.55% to 1.95%        0.52%    6.20%      to     6.63%
2004     772,450   10.34  to    10.48          8,075,522  1.55% to 1.95%        0.14%   10.54%      to    10.99%
2003     548,933    9.36  to     9.44          5,171,578  1.55% to 1.95%        0.14%   40.18%      to    40.74%
2002     345,471    6.68  to     6.71          2,313,911  1.55% to 1.95%        0.62%  -24.10%      to   -23.84%

Columbia Asset Allocation Fund, Variable Series (Class A)
2006     121,392   11.18  to    11.33          1,373,371  1.52% to 1.77%        4.62%    7.27%      to     7.55%
2005     132,012   10.43  to    10.54          1,389,269  1.52% to 1.77%        0.01%    2.63%      to     2.89%
2004     145,751   10.16  to    10.24          1,491,383  1.52% to 1.77%        1.42%    6.31%      to     6.58%
2003     133,666    9.56  to     9.61          1,283,500  1.52% to 1.77%        1.71%   17.00%(10)  to    17.30%(13)
2002      39,141    8.17  to     8.19            320,275  1.52% to 1.77%        1.97%  -15.05%      to   -14.84%

Columbia Large Cap Value Fund, Variable Series (Class A)
2006     581,409   12.98  to    13.17          7,643,812  1.52% to 1.77%        3.09%   16.08%      to    16.37%
2005     599,870   11.18  to    11.32          6,780,888  1.52% to 1.77%        0.00%    7.41%      to     7.68%
2004     586,677   10.41  to    10.51          6,158,558  1.52% to 1.77%        1.38%   11.19%      to    11.47%
2003     391,898    9.36  to     9.43          3,691,238  1.52% to 1.77%        1.52%   27.89%(10)  to    28.22%(7)(13)
2002     206,372    7.32  to     7.35          1,514,847  1.52% to 1.77%        0.94%  -22.12%      to   -21.93%

Columbia Small Company Growth Fund, Variable Series (Class A)
2006     337,697   11.88  to    12.06          4,061,145  1.52% to 1.77%        0.00%   10.44%      to    10.71%
2005     366,653   10.75  to    10.89          3,985,116  1.52% to 1.77%        0.00%    4.25%      to     4.52%
2004     375,891   10.32  to    10.42          3,909,951  1.52% to 1.77%        0.00%    8.22%      to     8.49%
2003     357,716    9.53  to     9.61          3,430,944  1.52% to 1.77%        0.00%   32.60%(10)  to    32.93%(7)(13)
2002     299,049    7.19  to     7.23          1,653,094  1.52% to 1.77%        0.11%  -27.70%      to   -27.48%

Columbia High Yield Fund, Variable Series (Class A)
2006   1,942,396   15.71  to    15.95(12)     30,752,895  1.52% to 2.02%        2.48%    4.54%(17)  to     9.57%
2005   2,033,900   14.27  to    14.55         29,412,528  1.52% to 1.97%        0.16%    0.16%      to     0.61%
2004   1,849,045   14.24  to    14.46         26,605,972  1.52% to 1.97%        7.26%    9.23%      to     9.73%
2003   1,240,366   13.04  to    13.18         16,287,265  1.52% to 1.97%        9.03%   28.65%      to    29.24%(13)
2002     525,866   10.13  to    10.20          5,347,918  1.52% to 1.97%       10.75%    0.26%      to     0.65%

Columbia Marsico Focused Equities Fund, Variable Series (Class A)
2006   6,596,122   11.73  to    11.97         78,555,725  1.52% to 2.02%        0.00%    6.64%      to     8.34%(17)(13)
2005   5,556,354   11.05  to    11.22(12)     62,097,834  1.52% to 1.97%        0.00%    8.16%      to     8.65%
2004   4,478,641   10.22  to    10.33(12)     46,102,891  1.52% to 1.97%        0.00%    9.18%      to     9.67%
2003   2,485,461    9.36  to     9.42(12)     23,341,858  1.52% to 1.97%        0.00%   30.51%      to    31.10%(13)
2002   1,021,100    7.12  to     7.19          7,318,854  1.52% to 1.97%        0.00%  -16.64%      to   -16.33%

Columbia Marsico Growth Fund, Variable Series (Class A)
2006     630,078   10.44  to    10.59          6,660,456  1.52% to 1.77%        0.00%    4.23%      to     4.49%
2005     651,793   10.02  to    10.14          6,596,770  1.52% to 1.77%        0.00%    5.56%      to     5.83%
2004     632,492    9.49  to     9.58          6,050,578  1.52% to 1.77%        0.00%   11.05%      to    11.33%
2003     369,519    8.55  to     8.60          3,174,634  1.52% to 1.77%        0.00%   28.30%(10)  to    28.62%(13)
2002     232,550    6.66  to     6.69          1,553,431  1.52% to 1.77%        0.00%  -17.60%      to   -17.40%

Columbia Marsico 21st Century Fund, Variable Series (Class A)
2006     133,483   15.94  to    16.17          2,152,593  1.52% to 1.77%        0.18%   17.64%      to    17.94%
2005     111,169   13.55  to    13.71          1,520,921  1.52% to 1.77%        0.00%    5.99%      to     6.26%
2004     100,867   12.78  to    12.90          1,298,934  1.52% to 1.77%        0.00%   20.21%      to    20.51%
2003      86,139   10.64  to    10.71            920,735  1.52% to 1.77%        0.00%   46.26%(10)  to    46.63%(13)
2002      49,007    7.27  to     7.30            357,174  1.52% to 1.77%        0.00%   -9.81%      to    -9.58%

Columbia Marsico International Opportunities Fund, Variable Series (Class B)
2006     407,568   19.27  to    19.50          7,939,963  1.52% to 1.77%        0.29%   21.06%      to    21.36%
2005     411,931   15.92  to    16.07          6,614,879  1.52% to 1.77%        0.10%   17.43%      to    17.73%
2004     383,059   13.55  to    13.65          5,225,332  1.52% to 1.77%        0.39%   14.55%      to    14.84%
2003     192,174   11.83  to    11.89          2,283,113  1.52% to 1.77%        0.02%   37.81%(10)  to    38.15%(7)(13)
2002      18,926    8.59  to     8.60            162,764  1.52% to 1.77%        0.07%   -8.97%      to    -8.74%

Columbia Mid Cap Growth Fund, Variable Series (Class A)
2006     224,283    9.05  to     9.84          2,165,600  1.52% to 1.77%        0.00%   15.62%      to    15.91%
2005     228,270    7.83  to     8.49          1,906,504  1.52% to 1.77%        0.00%    3.34%      to     3.60%
2004     246,614    7.57  to     8.20          1,982,491  1.52% to 1.77%        0.00%   12.09%      to    12.37%
2003     283,225    6.76  to     7.29          2,026,521  1.52% to 1.77%        0.00%   25.24%(10)  to    25.55%(7)(13)
2002     144,587    5.40  to     5.81            825,185  1.52% to 1.77%        0.00%  -35.16%      to   -35.00%

Asset Allocation Fund (Class 2)
2006   9,276,573   15.92  to    16.09        149,201,594  1.52% to 1.77%        2.24%    4.73%(18)  to    12.93%
2005   9,064,421   14.14  to    14.25        129,113,737  1.52% to 1.77%        2.30%    7.23%      to     7.49%
2004   8,000,915   13.18  to    13.26        106,035,631  1.52% to 1.77%        2.23%    6.44%      to     6.71%
2003   5,084,597   12.38  to    12.42         63,156,767  1.52% to 1.77%        3.43%   19.62%      to    19.92%
2002   1,086,490   10.35  to    10.36         11,255,126  1.52% to 1.77%        3.98%    3.53%(6)   to     3.59%(6)

Global Growth Fund (Class 2)
2006  24,092,230   21.32  to    21.74        522,537,934  1.52% to 1.97%        0.83%   18.08%      to    18.61%
2005  17,105,037   18.05  to    18.32        312,995,114  1.52% to 1.97%        0.65%   11.85%      to    12.36%
2004  11,930,319   16.14  to    16.31        194,389,514  1.52% to 1.97%        0.42%   11.28%      to    11.78%
2003   4,205,634   14.50  to    14.59         61,333,079  1.52% to 1.97%        0.28%   32.66%      to    33.25%(13)
2002     487,883   10.93  to    10.95          5,341,576  1.52% to 1.97%        0.00%    9.33%(6)   to     9.49%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
---------------------------------------- ---------------  --------------  ------------  -----------------------
Growth Fund (Class 2)
2006  39,467,458   19.81  to    20.19        795,069,301  1.52% to 1.97%        0.85%    8.07%      to     8.56%
2005  32,609,118   18.33  to    18.60        605,616,325  1.52% to 1.97%        0.75%   13.93%      to    14.44%
2004  24,939,252   16.09  to    16.25        404,936,125  1.52% to 1.97%        0.21%   10.31%      to    10.81%
2003  11,805,761   14.58  to    14.67        173,093,030  1.52% to 1.97%        0.21%   34.15%      to    34.76%(13)
2002   1,185,593   10.87  to    10.88         12,902,924  1.52% to 1.97%        0.06%    8.72%(6)   to     8.84%(6)

Growth-Income Fund (Class 2)
2006  43,071,182   17.90  to    18.25        784,498,398  1.52% to 1.97%        1.65%   12.96%      to    13.47%
2005  37,438,659   15.85  to    16.09        601,415,194  1.52% to 1.97%        1.41%    3.77%      to     4.24%
2004  30,282,053   15.27  to    15.43        466,901,784  1.52% to 1.97%        1.05%    8.23%      to     8.71%
2003  14,522,142   14.11  to    14.20        206,073,341  1.52% to 1.97%        1.64%   29.86%      to    30.44%(13)
2002   1,992,661   10.87  to    10.88         21,685,563  1.52% to 1.97%        1.80%    8.65%(6)   to     8.84%(6)

Asset Allocation Fund (Class 3)
2006   1,601,343   47.08  to    47.51         76,054,888  1.30% to 1.40%        2.15%   13.16%      to    13.27%
2005   1,812,146   41.60  to    41.95         75,989,381  1.30% to 1.40%        2.16%    7.74%      to     7.85%
2004   2,082,420   38.62  to    38.89         80,971,645  1.30% to 1.40%        4.45%    7.01%      to     7.12%
2003   2,317,436   36.09  to    36.31         84,126,831  1.30% to 1.40%        3.58%   21.27%      to    21.39%
2002   2,583,470   29.76  to    29.91         77,262,301  1.30% to 1.40%        3.62%  -12.95%      to   -12.86%

Cash Management Fund (Class 3)
2006     836,379   21.56  to    21.76         18,196,166  1.30% to 1.40%        2.19%    3.19%      to     3.29%
2005     745,114   20.89  to    21.06         15,694,797  1.30% to 1.40%        0.69%    1.31%      to     1.41%
2004     956,023   20.62  to    20.77         19,856,923  1.30% to 1.40%        1.18%   -0.59%      to    -0.49%
2003   1,135,175   20.75  to    20.87         23,692,911  1.30% to 1.40%        1.21%   -1.09%      to    -0.99%
2002   2,004,754   20.97  to    21.08         42,259,574  1.30% to 1.40%        2.96%   -0.48%      to    -0.37%

Growth Fund (Class 3)
2006   2,476,760  180.50  to   182.16        451,036,649  1.30% to 1.40%        0.77%    8.75%      to     8.86%
2005   2,965,878  165.97  to   167.33        496,145,405  1.30% to 1.40%        0.69%   14.66%      to    14.78%
2004   3,520,459  144.75  to   145.79        513,110,307  1.30% to 1.40%        0.57%    9.41%      to     9.52%
2003   4,207,150  132.29  to   133.11        559,902,919  1.30% to 1.40%        0.14%   34.39%      to    34.52%
2002   4,669,319   98.44  to    98.95        461,949,416  1.30% to 1.40%        0.17%  -24.66%      to   -24.59%

Growth-Income Fund (Class 3)
2006   3,444,347  131.72  to   132.93        457,705,512  1.30% to 1.40%        1.52%   13.70%      to    13.81%
2005   4,017,990  115.85  to   116.80        469,155,690  1.30% to 1.40%        1.29%    4.41%      to     4.52%
2004   4,788,401  110.95  to   111.75        534,964,148  1.30% to 1.40%        2.14%    8.31%      to     8.42%
2003   5,701,900  102.44  to   103.07        587,583,397  1.30% to 1.40%        1.68%   31.61%      to    31.74%
2002   6,379,611   77.84  to    78.24        499,046,074  1.30% to 1.40%        1.63%  -19.66%      to   -19.58%

High-Income Bond Fund (Class 3)
2006     489,770   67.79  to    68.41         33,496,125  1.30% to 1.40%        5.87%    9.12%      to     9.23%
2005     587,965   62.12  to    62.63         36,815,196  1.30% to 1.40%        5.93%    0.83%      to     0.93%
2004     725,768   61.61  to    62.05         45,026,494  1.30% to 1.40%       13.26%    7.87%      to     7.98%
2003     913,033   57.12  to    57.47         52,459,226  1.30% to 1.40%        8.08%   22.07%      to    22.19%
2002   1,001,634   46.79  to    47.03         47,100,049  1.30% to 1.40%        9.72%   -1.88%      to    -1.78%

International Fund (Class 3)
2006   2,405,011   49.63  to    50.09        120,436,613  1.30% to 1.40%        1.61%   17.42%      to    17.53%
2005   2,663,104   42.27  to    42.62        113,464,916  1.30% to 1.40%        1.42%   19.85%      to    19.97%
2004   3,184,962   35.27  to    35.52        113,116,567  1.30% to 1.40%        2.40%   16.29%      to    16.41%
2003   3,732,955   30.33  to    30.52        113,895,501  1.30% to 1.40%        0.82%   29.37%      to    29.50%
2002   4,388,586   23.44  to    23.57        103,399,320  1.30% to 1.40%        1.35%  -14.15%      to   -14.07%

U.S. Government/AAA-Rated Securities Fund (Class 3)
2006     996,762   31.78  to    32.07         31,959,063  1.30% to 1.40%        3.74%    2.36%      to     2.46%
2005   1,242,128   31.04  to    31.30         38,870,364  1.30% to 1.40%        3.72%    1.07%      to     1.17%
2004   1,391,833   30.72  to    30.94         43,050,579  1.30% to 1.40%       10.29%    1.85%      to     1.95%
2003   1,832,114   30.16  to    30.35         55,586,852  1.30% to 1.40%        4.97%    0.77%      to     0.87%
2002   2,459,385   29.93  to    30.08         73,975,247  1.30% to 1.40%        4.99%    7.22%      to     7.33%

Growth and Income Portfolio (Class VC)
2006  17,926,774   10.58  to    10.62(12)    246,019,110  1.15% to 2.05%        1.35%    4.82%(16)  to     5.29%(16)(13)
2005  15,827,941   11.64  to    11.91        188,203,284  1.52% to 1.97%        1.04%    1.23%      to     1.69%
2004  13,083,519   11.50  to    11.71        153,058,883  1.52% to 1.97%        1.03%   10.47%      to    10.96%
2003   7,096,599   10.41  to    10.56         74,869,034  1.52% to 1.97%        0.99%   28.48%      to    29.05%
2002   2,431,856    8.10  to     8.18         19,890,469  1.52% to 1.97%        1.50%  -18.41%(4)   to     0.34%(5)

Mid-Cap Value Portfolio (Class VC)
2006   6,529,071   14.90  to    15.08         98,390,983  1.52% to 1.77%        0.46%   10.26%      to    10.54%
2005   8,338,434   13.51  to    13.64        113,685,375  1.52% to 1.77%        0.46%    6.33%      to     6.59%
2004   7,282,874   12.71  to    12.80         93,178,487  1.52% to 1.77%        0.39%   21.87%      to    22.18%
2003   3,755,083   10.43  to    10.47         39,325,869  1.52% to 1.77%        0.73%   22.58%      to    22.88%
2002   1,722,533    8.51  to     8.52         14,682,783  1.52% to 1.77%        0.85%  -14.91%(4)   to   -14.76%(4)

BB&T Capital Manager Equity VIF Portfolio
2006     297,909   11.85  to    11.95(12)      3,554,572  1.52% to 2.02%        1.19%    6.79%(17)  to    14.01%
2005       3,383   10.32  to    10.48             35,013  1.52% to 1.97%        2.54%    3.22%(15)  to     4.79%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.    UNIT VALUES (Continued)

                        At December 31                               For the Year Ended December 31
      --------------------------------------------------  -----------------------------------------------------
                    Unit Fair Value                       Expense Ratio   Investment         Total Return
                       Lowest to            Net Assets       Lowest         Income            Lowest to
Year    Units      Highest ($) (11)             ($)       to Highest (1)   Ratio (2)          Highest (3)
----------------------------------------- --------------  --------------  ------------  -----------------------
BB&T Large Cap VIF Portfolio
2006     174,402   12.43  to    12.53(12)      2,174,000  1.52% to 2.02%        0.97%    6.89%(17)  to    19.45%
2005      13,166   10.26  to    10.49            138,082  1.52% to 1.97%        1.18%    2.57%(15)  to     4.89%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Large Cap Growth VIF Portfolio
2006      21,292   10.54  to    10.60(12)        225,509  1.52% to 2.02%        0.54%    4.08%(17)  to     4.23%(17)(13)
2005       1,703   10.15  to    10.34             17,602  1.52% to 1.97%        0.34%    1.54%(15)  to     3.42%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Mid Cap Growth VIF Portfolio
2006     215,430   10.82  to    10.89(12)      2,343,054  1.52% to 2.02%        0.16%    5.69%(17)  to     5.93%(17)(13)
2005      22,213   10.67  to    10.71            237,746  1.52% to 1.97%        0.00%    6.73%(15)  to     7.08%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Special Opportunities Equity VIF Portfolio
2006     263,198   12.66  to    12.73(12)      3,349,682  1.52% to 2.02%        0.05%    8.33%(17)  to    22.83%
2005      24,009                10.36(12)        248,845  1.52% to 1.97%        0.00%    3.55%(15)  to     3.76%(15)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

BB&T Total Return Bond VIF Portfolio
2006     300,793   10.13  to    10.20(12)      3,070,867  1.52% to 2.02%        4.03%    0.05%(17)  to     1.91%
2005      26,825   10.01  to    10.07(12)        268,549  1.52% to 1.97%        0.44%    0.73%(15)  to     1.00%(15)(13)
2004          --      --           --                 --              --          --       --                --
2003          --      --           --                 --              --          --       --                --
2002          --      --           --                 --              --          --       --                --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of mortality and expense charges and distribution charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of May 1, 2002 to December 31, 2002.

(5) For the period from the effective date of August 1, 2002 to December 31, 2002.

(6) For the period from the effective date of September 30, 2002 to December 31, 2002.

(7) For the period from the effective date of July 28, 2003 to December 31, 2003.

(8) For the period from the effective date of November 11, 2002 to December 31, 2002.

(9) For the period from the effective date of October 1, 2003 to December 31, 2003.

(10) For the period from the effective date of April 7, 2003 to December 31, 2003.

(11) Beginning in 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(12) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(13) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(14) For the period from the effective date of July 1, 2005 to December 31, 2005.

(15) For the period from the effective date of October 10, 2005 to December 31, 2005.

(16) For the period from the effective date of September 5, 2006 to December 31, 2006.

(17) For the period from the effective date of September 29, 2006 to December 31, 2006.

(18) For the period from the effective date of May 1, 2006 to December 31, 2006.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                              Page
                                                                            Number(s)
                                                                            ---------
Report of Independent Registered Public Accounting Firm                     --

Consolidated Balance Sheet - December 31, 2006 and 2005                     1 to 2

Consolidated Statement of Income and Comprehensive Income -
Years Ended December 31, 2006, 2005 and 2004                                3 to 4

Consolidated Statement of Cash Flows - Years Ended
December 31, 2006, 2005 and 2004                                            5 to 6

Notes to Consolidated Financial Statements                                  7 to 33

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2007

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                      2006               2005
                                                                   -----------        -----------
                                                                           (in thousands)
ASSETS

Investments and cash:
   Cash and short-term investments                                 $   167,722        $   190,066
   Bonds, notes and redeemable preferred stocks available for sale, at fair value (amortized cost:  2006, $3,946,612;
      2005, $4,822,874)                                              3,952,023          4,870,876
   Mortgage loans                                                      536,357            490,876
   Policy loans                                                        159,222            170,353
   Mutual funds                                                         29,633             24,380
   Common stocks available for sale, at fair value (cost:
      2006, $21,701; 2005, $25,015)                                     22,006             26,341
   Securities lending collateral, at fair value (which
      approximates cost)                                             2,110,459          1,278,694
   Other invested assets                                                47,045             65,310
                                                                   -----------        -----------

   Total investments and cash                                        7,024,467          7,116,896

Variable annuity assets held in separate accounts                   27,789,310         24,379,389
Accrued investment income                                               59,167             67,911
Deferred acquisition costs                                           1,456,680          1,378,018
Other deferred expenses                                                263,613            255,601
Income taxes currently receivable from Parent                               67              4,833
Goodwill                                                                14,056             14,056
Other assets                                                           108,852             73,562
                                                                   -----------        -----------

TOTAL ASSETS                                                       $36,716,212        $33,290,266
                                                                   ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                       2006               2005
                                                                    -----------        -----------
                                                                            (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
   Reserves for fixed annuity and fixed accounts of variable
     annuity contracts                                              $ 2,926,124        $ 3,548,441
   Reserves for universal life insurance contracts                    1,408,877          1,472,956
   Reserves for guaranteed investment contracts                          42,647            117,556
   Reserves for guaranteed benefits                                      75,234             65,895
   Securities lending payable                                         2,110,459          1,278,694
   Due to affiliates                                                     23,866             11,914
   Other liabilities                                                    233,948            245,046
                                                                    -----------        -----------

   Total reserves, payables and accrued liabilities                   6,821,155          6,740,502

Variable annuity liabilities related to separate accounts            27,789,310         24,379,389

Deferred income taxes                                                   345,376            316,578
                                                                    -----------        -----------

Total liabilities                                                    34,955,841         31,436,469
                                                                    -----------        -----------

Shareholder's equity:

  Common stock                                                            3,511              3,511
  Additional paid-in capital                                            761,664            761,259
  Retained earnings                                                     992,179          1,074,953
  Accumulated other comprehensive income                                  3,017             14,074
                                                                    -----------        -----------

  Total shareholder's equity                                          1,760,371          1,853,797
                                                                    -----------        -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                          $36,716,212        $33,290,266
                                                                    ===========        ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2006           2005           2004
                                                            ---------      ---------      ---------
                                                                       (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                     $ 491,422      $ 429,037      $ 374,367
         Asset management fees                                 79,385         82,128         84,343
         Universal life insurance policy fees, net of
            reinsurance                                        29,539         33,244         33,899
         Surrender charges                                     26,416         26,900         26,219
         Other fees                                            16,478         15,510         15,753
                                                            ---------      ---------      ---------
     Total fee income                                         643,240        586,819        534,581

     Investment income                                        326,671        344,691        362,607
     Net realized investment gain (loss)                        3,928          8,925        (22,820)
                                                            ---------      ---------      ---------

Total revenues                                                973,839        940,435        874,368
                                                            ---------      ---------      ---------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                    108,268        124,575        140,889
        Universal life insurance contracts                     66,361         70,290         73,745
        Guaranteed investment contracts                         4,607          6,608          6,034
        Subordinated notes payable to affiliates                   --             --          2,081
                                                            ---------      ---------      ---------
     Total interest expense                                   179,236        201,473        222,749
     Amortization of bonus interest                            22,526         18,069         10,357
     Amortization of deferred acquisition costs and
       other deferred expenses                                218,795        218,029        157,650
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                               17,897         18,412         17,420
     Guaranteed benefits, net of
       reinsurance recoveries                                  42,685         24,967         58,756
     General and administrative expenses                      149,450        131,310        131,612
     Annual commissions                                        89,798         75,534         64,323
                                                            ---------      ---------      ---------

Total benefits and expenses                                   720,387        687,794        662,867
                                                            ---------      ---------      ---------

PRETAX INCOME                                                 253,452        252,641        211,501

Income tax expense                                             56,226         70,738          6,410
                                                            ---------      ---------      ---------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                        197,226        181,903        205,091

Cumulative effect of accounting change, net of tax                 --             --        (62,589)
                                                            ---------      ---------      ---------

NET INCOME                                                  $ 197,226      $ 181,903      $ 142,502
                                                            ---------      ---------      ---------


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                           2006            2005            2004
                                                         ---------       ---------       ---------
                                                                      (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:

Unrealized depreciation of investments - net of
   reclassification and related
   amortization of deferred acquisition
   costs and other deferred expenses                     $ (18,992)      $ (77,495)      $ (20,487)

Reclassification adjustment for net realized (gain)
   loss included in net income                                (567)        (10,436)         19,263

Foreign currency translation adjustments                     2,546          (2,071)          1,170

Deferred income tax benefit on above changes                 5,956          31,502              19
                                                         ---------       ---------       ---------
OTHER COMPREHENSIVE LOSS                                   (11,057)        (58,500)            (35)
                                                         ---------       ---------       ---------
COMPREHENSIVE INCOME                                     $ 186,169       $ 123,403       $ 142,467
                                                         =========       =========       =========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                           2006              2005              2004
                                                                        -----------       -----------       -----------
                                                                                        (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                              $   197,226       $   181,903       $   142,502
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                             --                --            62,589
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts          108,268           124,575           140,889
    Universal life insurance contracts                                       66,361            70,290            73,745
    Guaranteed investment contracts                                           4,607             6,608             6,034
  Net realized investment (gain) loss                                        (3,928)           (8,925)           22,820
  Amortization of net premium/(accretion of net discount) on
   Investments                                                               (1,790)           12,399              (705)
  Amortization of deferred acquisition costs and other expenses             241,321           236,098           168,007
  Acquisition costs deferred                                               (245,028)         (202,790)         (246,033)
  Other expenses deferred                                                   (27,996)          (22,619)          (46,799)
  Provision for deferred income taxes                                        34,754            90,547            49,337
  Change in:
    Accrued investment income                                                 8,744             5,858               878
    Income taxes currently receivable from Parent                             4,766             5,112             5,510
    Other assets                                                             (4,867)           (4,842)            6,035
    Due from/to affiliates                                                   11,952            (9,741)            2,366
    Other liabilities                                                        26,450             2,292             7,132
  Other, net                                                                (15,639)          (13,556)          (12,836)
                                                                        -----------       -----------       -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                   405,201           473,209           381,471

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                             (595,892)       (2,368,070)       (1,232,311)
  Mortgage loans                                                           (209,311)         (112,327)          (31,502)
  Other investments, excluding short-term investments                       (14,715)          (48,499)          (33,235)
Sales of:
  Bonds, notes and redeemable preferred stocks                              668,845         1,674,197           651,301
  Other investments, excluding short-term investments                         4,378            56,295            22,283
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                              800,127           826,462           898,682
  Mortgage loans                                                            164,203           246,470           125,475
  Other investments, excluding short-term investments                        11,230            15,903            10,915
Change in securities lending collateral                                    (831,765)         (394,902)         (369,647)
                                                                        -----------       -----------       -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                     $    (2,900)      $  (104,471)      $    41,961

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2006               2005             2004
                                                                         -----------       -----------       -----------
                                                                                         (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts         $ 1,588,153       $ 1,351,964       $ 1,360,319
  Universal life insurance contracts                                          38,774            41,611            45,183
Net exchanges from the fixed accounts of variable annuity contracts       (1,598,673)       (1,171,713)       (1,332,240)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts            (688,604)         (611,301)         (458,052)
  Universal life insurance contracts                                         (52,833)          (57,465)          (69,185)
  Guaranteed investment contracts                                            (79,413)         (104,411)           (8,614)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts             (86,143)          (99,903)         (108,691)
  Universal life insurance contracts                                         (97,671)          (98,473)         (105,489)
Net receipts from (repayments of) other short-term financings                     --                --           (41,060)
Net payment related to a modified coinsurance transaction                         --                --            (4,738)
Change in securities lending payable                                         831,765           394,902           369,647
Dividend paid to Parent                                                     (280,000)          (25,000)           (2,500)
                                                                         -----------       -----------       -----------
NET CASH USED IN FINANCING ACTIVITIES                                       (424,645)         (379,789)         (355,420)
                                                                         -----------       -----------       -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM
  INVESTMENTS                                                                (22,344)          (11,051)           68,012

CASH AND SHORT-TERM INVESTMENTS
  AT BEGINNING OF PERIOD                                                     190,066           201,117           133,105
                                                                         -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS
  AT END OF PERIOD                                                       $   167,722       $   190,066       $   201,117
                                                                         ===========       ===========       ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                            $        --       $        --       $     2,081
                                                                         ===========       ===========       ===========

Income taxes received from (paid to) Parent                              $   (16,706)      $    24,923       $   (47,749)
                                                                         ===========       ===========       ===========
Non-cash activity - bonus interest expense deferred and credited to
   reserve for annuity contracts                                         $    28,471       $    22,338       $    16,107
                                                                         ===========       ===========       ===========

          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2006, 2005 AND 2004

1.   BASIS OF PRESENTATION

     AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance, life insurance and retirement services, financial services and asset management.

     The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products. The Company owns 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") and AIG SunAmerica Fund Services, Inc. ("SFS").

     SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

     Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 28%, 32% and 25% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 16%, 12% and 16% of deposits in the years ended December 31, 2006, 2005 and 2004, respectively. No other independent selling organization was responsible for 10% or more of deposits for any such period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

     INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

     Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

     Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and are carried at market value. Real estate is carried at the lower of cost or net realizable value.

     Securities lending collateral consists of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement was $2,041,026,000 and $1,249,900,000 as of December 31, 2006 and 2005, respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2006, approximately $50,988,000 of such collateral was invested in AIG affiliated entities.

     Other invested assets consist principally of investments in derivative financial instruments purchased to partially offset the risk of guaranteed minimum account value ("GMAV") benefits and guaranteed minimum withdrawal benefits ("GMWB") (see Note 7) and a limited partnership. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gain (loss) included in the consolidated statement of income and comprehensive income. The limited partnership investment in which the Company holds five percent or greater interest is carried at the Company's share of the net asset value of the partnership. The change in such net asset value, accounted for under the equity method, is recorded in earnings through investment income.

     Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $12,205,000, $10,288,000 and $21,050,000 in 2006, 2005 and 2004,
      respectively.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      The Company issues certain variable annuity products that offer optional GMAV and GMWB living benefits. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other assets in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gain (loss) in the consolidated statement of income and comprehensive income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

      DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance was 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gain or loss on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

      OTHER DEFERRED EXPENSES: The annuity operations currently offer enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $14,056,000 (net of accumulated amortization of $18,838,000) at December 31, 2006 and 2005. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2006 and 2005, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT
      CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on these products are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

      RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

      FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

      INCOME TAXES: Prior to 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENT ACCOUNTING STANDARDS:

      ACCOUNTING CHANGES: FASB staff pronouncement ("FSP") FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1") replaces the measurement and recognition guidance set forth in Emerging Issue Task Force ("EITF") Issue No. 03-1 and codifies certain existing guidance on impairment and accretion of income in periods subsequent to an other-than-temporary impairment, where appropriate. The Company's adoption of FSP FAS 115-1 on January 1, 2006 did not have a material effect on the Company's consolidated financial condition or results of operations.

      On June 29, 2005, the Financial Accounting Standards Board ("FASB") issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives:
      Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS
      133. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance was January 1, 2006. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS: In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting for DAC on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No.
      97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of SOP 05-1 is January 1, 2007. Based on current practices, the Company does not expect the implementation of SOP 05-1 to have a material effect on its consolidated financial position or results of operations.

      On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), an amendment of FAS 140 and FAS
      133. FAS 155 allows the Company to include changes in fair value in earnings on an instrument-by instrument basis for any hybrid financial instrument that contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FSA 133. The election to measure the hybrid instrument at fair value is irrevocable at the acquisition or issuance date. FAS 155 is effective for all financial instruments acquired, issued, or subject to a remeasurement (new basis) event occurring after the beginning of an entity's first fiscal year that begins after September 15, 2006. The Company does not expect the implementation of FAS 155 to have a material effect on its consolidated financial position or results of operations.

      In July 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in income tax positions. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The effective date of this implementation guidance is January 1, 2007, with the cumulative effect of the change in accounting principle recorded as an adjustment to opening retained earnings. The Company does not expect the implementation of FIN 48 to have a material effect on its consolidated financial condition or consolidated results of operations.

      In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items will be required to be reported in earnings in the current period. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is currently assessing the effect of implementing this guidance, which depends on the nature and extent of items elected to be measured at fair value, upon initial application of the standard on January 1, 2008.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $   32,703         $   32,980
Mortgage-backed securities                            937,508            941,010
Securities of public utilities                        248,440            248,667
Corporate bonds and notes                           2,289,158          2,293,370
Other debt securities                                 438,803            435,996
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $   32,340         $   33,337
Mortgage-backed securities                          1,049,241          1,058,516
Securities of public utilities                        275,482            277,763
Corporate bonds and notes                           2,786,283          2,817,720
Other debt securities                                 679,528            683,540
                                                   ----------         ----------

  Total                                            $4,822,874         $4,870,876
                                                   ==========         ==========

      At December 31, 2006, bonds, notes and redeemable preferred stocks included $131,159,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 32%, 28% and 14% concentrated in cyclical consumer product, utilities and noncyclical consumer product industries, respectively. No other industry concentration constituted more than 10% of these assets.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      At December 31, 2006, mortgage loans were collateralized by properties located in 22 states, with loans totaling approximately 34% of the aggregate carrying value of the portfolio secured by properties located in California. No more than 10% of the portfolio was secured by properties in any other single state.

      At December 31, 2006, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $50,000 of bonds.

      As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

      The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

      At December 31, 2006, $9,709,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

      Included in the bonds, notes and redeemable preferred stock at December 31, 2006 is a bond carried at fair value of $22,484,000 that is issued by an affiliate.

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2006, follow:

                                                    Amortized         Estimated
                                                      Cost            Fair Value
                                                   ----------         ----------
                                                          (in thousands)
Due in one year or less                            $  321,883         $  320,236
Due after one year through five years               1,381,298          1,377,962
Due after five years through ten years                960,588            963,421
Due after ten years                                   345,335            349,394
Mortgage-backed securities                            937,508            941,010
                                                   ----------         ----------

  Total                                            $3,946,612         $3,952,023
                                                   ==========         ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2006:

U.S. government securities                         $       483         $   (206)
Mortgage-backed securities                               7,783           (4,281)
Securities of public utilities                           2,613           (2,386)
Corporate bonds and notes                               30,444          (27,877)
Other debt securities                                    4,537           (7,344)
                                                   -----------         --------

  Total                                            $    45,860         $(42,094)
                                                   ===========         ========

                                                      Gross              Gross
                                                   Unrealized         Unrealized
                                                      Gains             Losses
                                                   -----------        -----------
                                                           (in thousands)
AT DECEMBER 31, 2005:

U.S. government securities                         $       997         $     --
Mortgage-backed securities                              15,534           (6,259)
Securities of public utilities                           4,449           (2,168)
Corporate bonds and notes                               59,243          (26,905)
Other debt securities                                   12,697           (8,685)
                                                   -----------         --------

  Total                                            $    92,920         $(44,017)
                                                   ===========         ========

      Gross unrealized gains on equity securities were $305,000 and $1,326,000 at December 31, 2006 and 2005, respectively. There were no unrealized losses on equity securities at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2006 and 2005 (dollars in thousands).

                                       Less than 12 Months              12 Months or More                      Total
                                 -----------------------------  ------------------------------  --------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2006                Fair Value     Loss     Items  Fair Value      Loss     Items  Fair Value      Loss      Items
                                 -----------------------------  ------------------------------  --------------------------------
U.S. Government                  $   18,077   $   (206)      2  $        --  $      --      --  $    18,077   $    (206)       2
Mortgage-backed securities          183,835     (1,114)     18      218,826     (3,167)     60      402,661      (4,281)      78
Securities of public utilities       37,825       (133)      6       97,536     (2,253)     22      135,361      (2,386)      28
Corporate bonds and notes           342,311     (2,732)     42    1,007,523    (25,145)    166    1,349,834     (27,877)     208
Other debt securities                99,877       (938)     19      145,914     (6,406)     32      245,791      (7,344)      51
                                 -----------------------------  ------------------------------  --------------------------------
Total                            $  681,925   $ (5,123)     87  $ 1,469,799  $ (36,971)    280  $ 2,151,724   $ (42,094)     367
                                 =============================  ==============================  ================================

                                        Less than 12 Months             12 Months or More                       Total
                                 -----------------------------  ------------------------------  ---------------------------------
                                             Unrealized                      Unrealized                      Unrealized
December 31, 2005                Fair Value     Loss     Items  Fair Value      Loss     Items   Fair Value     Loss        Items
                                 -----------------------------  ------------------------------  ---------------------------------
Mortgage-backed securities       $  400,513  $  (4,275)     85  $  57,067    $ (1,984)      13  $   457,580   $ (6,259)        98
Securities of public utilities       83,797     (1,538)     19     18,485        (630)       6      102,282     (2,168)        25
Corporate bonds and notes         1,156,959    (18,235)    189    233,052      (8,670)      49    1,390,011    (26,905)       238
Other debt securities               181,348     (3,540)     31    124,346      (5,145)      23      305,694     (8,685)        54
                                 -----------------------------  ------------------------------  ---------------------------------
 Total                           $1,822,617  $ (27,588)    324  $ 432,950    $ (16,429)     91  $ 2,255,567   $(44,017)       415
                                 =============================  ==============================  =================================

The net realized investment gain (loss) includes the following:

                                                                  Years ended December 31,
                                                  ----------------------------------------------------
                                                       2006              2005               2004
                                                  --------------   ---------------    ----------------
                                                                    (in thousands)
Bonds, notes and redeemable preferred stock       $       1,685    $    (19,770)      $        (20,613)
Common stock                                             (1,124)             51                   (242)
Other gains (losses)                                      3,367          28,644                 (1,965)
                                                  -------------    ------------       ----------------
Net realized investment gain (loss)               $       3,928    $      8,925       $        (22,820)
                                                  =============    ============       ================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                                              Years ended December 31,
                                                  -------------------------------------------------------------------------------
                                                           2006                      2005                          2004
                                                  --------------------   ---------------------------  ---------------------------
                                                                                   (in thousands)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains                                $    17,049            $                 11,526     $        12,240
    Realized losses                                    (6,659)                            (23,927)            (12,623)

COMMON STOCKS:
    Realized gains                                $     2,376            $                     51     $             5
    Realized losses                                        --                                  --                (247)


      The sources and related amounts of investment income are as follows:

                                                                              Years ended December 31,
                                                  -----------------------------------------------------------------------------
                                                          2006                      2005                         2004
                                                  --------------------   ---------------------------  -------------------------
                                                                                   (in thousands)
Short-term investments                            $       13,926         $             7,740          $             2,483
Bonds, notes and redeemable preferred stocks             257,509                     264,284                      293,258
Mortgage loans                                            41,915                      48,633                       50,825
Partnerships                                               1,155                      10,393                          417
Policy loans                                              13,288                      13,869                       17,130
Other invested assets                                      1,062                       1,780                          960
Less: investment expenses                                 (2,184)                     (2,008)                      (2,466)
                                                  --------------         -------------------          -------------------

Total investment income                           $      326,671         $           344,691          $           362,607
                                                  ==============         ===================          ===================

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

      OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
      CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      OTHER ASSETS: Included in other assets are the embedded derivatives relating to GMAV and GMWB. Fair value for these embedded derivatives is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations of contract holder behavior.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

     The estimated fair values of the Company's financial instruments at December 31, 2006 and 2005 compared with their respective carrying values are as follows:

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2006:

ASSETS:
      Cash and short-term investments                               $    167,722     $    167,722
      Bonds, notes and redeemable preferred stocks                     3,952,023        3,952,023
      Mortgage loans                                                     536,357          544,519
      Policy loans                                                       159,222          159,222
      Mutual funds                                                        29,633           29,633
      Common stocks                                                       22,006           22,006
      Securities lending collateral                                    2,110,459        2,110,459
      Other invested assets                                               47,045           47,045
      Other assets                                                        46,430           46,430

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  2,926,124     $  2,878,992
      Reserves for guaranteed investment contracts                        42,647           42,729
      Securities lending payable                                       2,110,459        2,110,459

                                                                      Carrying           Fair
                                                                       Value            Value
                                                                    ------------     ------------
                                                                             (in thousands)
DECEMBER 31, 2005:

ASSETS:
      Cash and short-term investments                               $    190,066     $    190,066
      Bonds, notes and redeemable preferred stocks                     4,870,876        4,870,876
      Mortgage loans                                                     490,876          508,485
      Policy loans                                                       170,353          170,353
      Mutual funds                                                        24,380           24,380
      Common stocks                                                       26,341           26,341
      Securities lending collateral                                    1,278,694        1,278,694
      Other invested assets                                               65,310           65,310
      Other assets                                                        14,759           14,759

LIABILITIES:
      Reserves for fixed annuity and fixed accounts of variable
          annuity contracts                                         $  3,548,441     $  3,477,797
      Reserves for guaranteed investment contracts                       117,556          117,646
      Securities lending payable                                       1,278,694        1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                                  Years Ended December 31,
                                                  ------------------------
                                                    2006            2005
                                                 -----------    -----------
                                                       (in thousands)
Balance at beginning of year                     $ 1,378,018    $ 1,349,089
Acquisition costs deferred                           245,028        202,790
Effect of net unrealized loss on securities           23,908         13,570
Amortization charged to income                      (190,274)      (187,431)
                                                 -----------    -----------

Balance at end of year                           $ 1,456,680    $ 1,378,018
                                                 ===========    ===========

6.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                  Bonus       Distribution
                                                 Payments         Costs          Total
                                                ---------     ------------    ---------
                                                            (in thousands)
YEAR ENDED DECEMBER 31, 2006

Balance at beginning of year                    $ 194,603      $  60,998      $ 255,601
Expenses deferred                                  41,728         14,739         56,467
Effect of net unrealized loss on securities         2,592             --          2,592
Amortization charged in income                    (22,526)       (28,521)       (51,047)
                                                ---------      ---------      ---------

Balance at end of year                          $ 216,397      $  47,216      $ 263,613
                                                =========      =========      =========

YEAR ENDED DECEMBER 31, 2005

Balance at beginning of year                    $ 182,103      $  75,678      $ 257,781
Expenses deferred                                  29,039         15,918         44,957
Effect of net unrealized loss on securities         1,530             --          1,530
Amortization charged in income                    (18,069)       (30,598)       (48,667)
                                                ---------      ---------      ---------

Balance at end of year                          $ 194,603      $  60,998      $ 255,601
                                                =========      =========      =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS

     The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as guaranteed minimum death benefits ("GMDB"), guaranteed minimum account value ("GMAV"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum income benefit ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

     The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

     The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

     If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

     GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base.

     Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2006

In the event of death (GMDB and EEB):
       Net account value                                                      $   10,579             $ 11,357
       Net amount at risk (a)                                                 $      598             $    541
       Average attained age of contract holders                                       67                   65
       Range of guaranteed minimum return rates                                     0%-5%                   0%

At annuitization (GMIB):
       Net account value                                                      $    2,718
       Net amount at risk (b)                                                 $       21
       Weighted average period remaining until earliest annuitization                2.8
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    2,191
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   7.5

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    3,323
       Net amount at risk (d)                                                 $        2
       Weighted average period remaining until guaranteed  payment                  19.2

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7. GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        ------------
                                                                                    (dollars in millions)
AT DECEMBER 31, 2005

In the event of death (GMDB and EEB):
       Net account value                                                      $    9,968            $    9,166
       Net amount at risk (a)                                                 $      782            $      826
       Average attained age of contract holders                                       67                    64
       Range of guaranteed minimum return rates                                   0%-5.0%                    0%

At annuitization (GMIB):
       Net account value                                                      $    2,164
       Net amount at risk (b)                                                 $        3
       Weighted average period remaining until earliest annuitization                3.2
       Range of guaranteed minimum return rates                                   0%-6.5%

Accumulation at specified date (GMAV):
       Account value                                                          $    1,932
       Net amount at risk (c)                                                         --
       Weighted average period remaining until guaranteed  payment                   8.3

Annual withdrawals at specified date (GMWB):
       Account value                                                          $    1,026
       Net amount at risk (d)                                                         --
       Weighted average period remaining until expected payout                      15.9

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $71.1 and $91.5 million as of December 31, 2006 and 2005, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                Years Ended December 31,
                                                                ------------------------
                                                                   2006           2005
                                                                ----------    ----------
                                                                      (in thousands)
Balance at the beginning of the year, before reinsurance        $   97,472    $   76,949
Guaranteed benefits incurred                                        45,976        26,244
Guaranteed benefits paid                                           (33,346)       (5,721)
                                                                ----------    ----------

Balance at the end of the year, before reinsurance                 110,102        97,472
Less reinsurance                                                   (34,868)      (31,577)
                                                                ----------    ----------

Balance at the end of the year, net of reinsurance              $   75,234    $   65,895
                                                                ==========    ==========

     The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2006 and 2005:

          - Data used was 5,000 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          -    Mortality was assumed to be 64% of the 75-80 ALB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

8.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     Variable policy fees are net of reinsurance premiums of $27,210,000, $28,108,000 and $28,604,000 in 2006, 2005 and 2004, respectively. Universal life insurance fees are net of reinsurance premiums of $35,182,000, $33,408,000 and $34,311,000 in 2006, 2005 and 2004, respectively.

     The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $27,506,000, $32,422,000 and $34,163,000 in 2006, 2005 and
     2004, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $3,291,000, $1,277,000 and $2,716,000 in 2006, 2005 and 2004,
     respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2006 is $108,562,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. Three of these commitments are scheduled to expire in 2007. The Company's commitments under the fourth agreement with respect to senior securities are scheduled to expire on October 1, 2009, and those with respect to subordinated securities are scheduled to expire on October 1, 2022. These commitments may be extended beyond their stated maturities. Management does not anticipate any material future losses with respect to these commitments.

     Like many other companies, including financial institutions and brokers, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities and Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

     In February 2006, AIG reached a resolution of claims and matters under investigation with the DOJ, the SEC, the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

     Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.   COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

     At December 31, 2006, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through 2011 and thereafter are as follows:

2007            $ 3,082,000
2008              2,833,000
2009              2,959,000
2010              2,959,000
2011              2,959,000
Thereafter       20,139,000
                -----------
                $34,931,000
                ===========

     Rent expense was $3,122,000, $3,456,000 and $3,358,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2006 and 2005, 3,511 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                                           Years ended December 31,
                                                            --------------------------------------------------
                                                               2006                2005              2004
                                                            ------------       ------------       ------------
                                                                              (in thousands)

ADDITIONAL PAID-IN CAPITAL:
  Beginning balances                                        $    761,259       $    758,346       $    709,246
  Capital contributions by Parent                                    405              2,913             49,100
                                                            ------------       ------------       ------------

  Ending balances                                           $    761,664       $    761,259       $    758,346
                                                            ============       ============       ============

RETAINED EARNINGS:
  Beginning balances                                        $  1,074,953       $    919,612       $    828,423
  Net income                                                     197,226            181,903            142,502
  Dividends paid to Parent                                      (280,000)           (25,000)            (2,500)
  Adjustment for SICO compensation (See Note 12)                      --             (1,562)                --
  Adjustment for tax benefit of distributed subsidiary                --                 --                287
  Tax effect on a distribution of investment                          --                 --            (49,100)
                                                            ------------       ------------       ------------

  Ending balances                                           $    992,179       $  1,074,953       $    919,612
                                                            ============       ============       ============
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Beginning balances                                       $     14,074       $     72,575       $     72,610
   Unrealized depreciation of investments, net of
     reclassification adjustments                                (46,059)          (103,031)            (1,524)
   Translation adjustment                                          2,546             (2,071)             1,170
   Effect on deferred acquisition costs and other
     deferred expenses                                            26,500             15,100                300
   Income tax benefit                                              5,956             31,501                 19
                                                            ------------       ------------       ------------

   Ending balances                                          $      3,017       $     14,074       $     72,575
                                                            ============       ============       ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                  December 31,     December 31,
                                                      2006            2005
                                                  ------------     ------------
                                                         (in thousands)

Gross unrealized gains                             $   46,190       $   94,246
Gross unrealized losses                               (42,094)         (44,093)
Unrealized gain (loss) on foreign currency              1,645             (901)
Adjustment to DAC and other deferred expenses          (1,100)         (27,600)
Deferred income taxes                                  (1,624)          (7,578)
                                                   ----------       ----------
Accumulated other comprehensive income             $    3,017       $   14,074
                                                   ==========       ==========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2007 without obtaining prior approval is $78,534,000.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $147,384,000, $171,505,000 and $99,288,000 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company's statutory capital and surplus totaled $788,854,000 and $950,636,000 at December 31, 2006 and 2005, respectively.

11.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                                     Years ended December 31,
                               -------------------------------------
                                 2006         2005            2004
                               --------      --------       --------
                                         (in thousands)
Current expense (benefit)      $ 21,472      $(19,809)      $(42,927)
Deferred expense                 34,754        90,547         49,337
                               --------      --------       --------

Total income tax expense       $ 56,226      $ 70,738       $  6,410
                               ========      ========       ========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     The U.S. Federal income tax rate is 35% for 2006, 2005 and 2004. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                             Years ended December 31,
                                                       --------------------------------------
                                                         2006           2005           2004
                                                       --------       --------       --------
                                                                   (in thousands)

Amount computed at statutory rate                      $ 88,708       $ 88,424       $ 74,025
Increases (decreases) resulting from:
   State income taxes, net of federal tax benefit         2,064          1,094          4,020
   Dividends received deduction                         (35,016)       (19,091)       (19,058)
   Tax credits                                           (4,064)        (1,233)        (4,000)
   Adjustment to prior year tax liability (a)            (2,068)            --        (39,730)
   Other, net                                             6,602          1,544         (8,847)
                                                       --------       --------       --------

  Total income tax expense                             $ 56,226       $ 70,738       $  6,410
                                                       ========       ========       ========

(a) In 2004 and 2006, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

     Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

     At December 31, 2006, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively. In addition, at December 31, 2006, SACS had a New Jersey net operating loss carryforward of $96,200,000. This carryforward begins to expire in 2009.

     The Company has concluded that is more likely than not that the New Jersey net operating loss carryforward will not be fully realized. Accordingly, at December 31, 2006, the Company has a valuation allowance of $3,475,000 related to this net operating loss carryforward.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.  INCOME TAXES (Continued)

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                         December 31,    December 31,
                                                                            2006            2005
                                                                         ------------    ------------
                                                                               (in thousands)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs and other deferred expenses                    $ 535,600       $ 514,893
State income taxes                                                               --           4,003
Net unrealized gain on debt and equity securities available for sale          1,624           7,578
Partnership income/loss                                                       6,376           7,331
Other liabilities                                                                --             465
                                                                          ---------       ---------
   Total deferred tax liabilities                                           543,600         534,270
                                                                          ---------       ---------

DEFERRED TAX ASSETS:

Investments                                                                 (21,579)        (16,802)
Contract holder reserves                                                   (123,361)       (151,424)
Guaranty fund assessments                                                    (3,309)         (3,313)
Reserve for guaranteed benefits                                             (26,332)        (23,063)
Net operating loss carryforward                                              (5,425)         (5,425)
Capital loss carryforward - Federal                                         (16,770)        (16,770)
State income taxes and net operating loss                                    (4,549)             --
Other assets                                                                   (374)           (895)
                                                                          ---------       ---------
   Total deferred tax assets                                               (201,699)       (217,692)
Valuation allowance                                                           3,475              --
                                                                          ---------       ---------

Deferred income taxes                                                     $ 345,376       $ 316,578
                                                                          =========       =========

     Other than the valuation allowance for the New Jersey net operating loss carryforward, the Company has concluded that the deferred tax asset will be fully realized and no additional valuation allowance is necessary.

12.  RELATED PARTY TRANSACTION

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting amount credited to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $405,000 and $1,351,000 in 2006 and 2005, respectively, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income with a corresponding increase to additional paid-in capital.

     On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000 from the Company. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000 from SAII. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     On October 27, 2006, the Company amended an existing credit agreement, initially entered on November 1, 2002, under which the Company agreed to make loans to AIG in an aggregate amount of up to $230,000,000. This amended agreement will expire on October 26, 2007. There were no balances outstanding under this agreement at December 31, 2006 and 2005.

     In 2006, the Company paid commissions, including support fees to defray marketing and training costs, to seven affiliated companies: Royal Alliance Associates, Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $51,643,000, $49,162,000 and $63,268,000 for the years ended December 31, 2006, 2005 and 2004, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 18%, 20% and 23% of deposits in 2006, 2005 and 2004, respectively. Of the Company's mutual fund sales, approximately 25%, 27% and 25% were distributed by these affiliated broker-dealers for the years ended December 31, 2006, 2005 and 2004, respectively.

     On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,983,000, $1,790,000 and $1,537,000 in 2006, 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. Additionally, a fee of $150,000 was paid under a different agreement in 2004.

     On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $13,122,000, $9,973,000 and $9,074,000 in 2006, 2005 and 2004, respectively, and are net of certain administrative costs incurred by VALIC of $3,749,000, $2,849,000 and $2,593,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

12.  RELATED PARTY TRANSACTION (Continued)

     The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time are guaranteed ("the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public.

     On December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the guarantee by American Home was terminated. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $170,589,000, $153,180,000 and $148,554,000 for the years ended December
     31, 2006, 2005 and 2004, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $81,987,000, $71,533,000 and $60,183,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

     In addition to the reimbursements noted above, AIG Annuity Insurance Company, an affiliate, is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were $462,000, $526,000 and $658,000 in 2006, 2005 and 2004, respectively.
     The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,997,000, $3,326,000 and $3,712,000 for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company incurred $2,490,000, $1,429,000 and $1,113,000 of management fees to an affiliate of the Company to administer its securities lending program in 2006, 2005 and 2004, respectively (see Note 2).

13. SUBSEQUENT EVENT

     In April of 2007, AIGRS made a capital contribution of a limited partnership investment with a market value of approximately $83 million.

                        American Home Assurance Company

                               NAIC Code: 19380

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                        American Home Assurance Company

                     Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                               Table of Contents

Report of Independent Auditors............................................. 2

Statements of Admitted Assets.............................................. 3

Statements of Liabilities, Capital and Surplus............................. 4

Statements of Income and Changes in Capital and Surplus.................... 5

Statements of Cash Flow.................................................... 6

Notes to Statutory Basis Financial Statements.............................. 7

                        Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1 to the financial statements.

PRICEWATERHOUSECOOPERS LLP

New York, NY
April 26, 2007

                        American Home Assurance Company

                         Statements of Admitted Assets

                                Statutory Basis
                       As of December 31, 2006 and 2005
                                (000's Omitted)

 As of December 31,                                        2006        2005
 ------------------                                     ----------- -----------
 Cash and Invested Assets:

    Bonds, at amortized cost (NAIC market
      value: 2006 - $15,146,927; 2005 -
      $9,798,011)                                       $14,844,987 $ 9,663,980

    Stocks:

        Common stocks, at NAIC market value
          (Cost: 2006 - $1,602,207; 2005 -
          $1,575,109)                                     3,304,355   3,190,583
        Preferred stocks, primarily at NAIC
          market value (Cost: 2006 - $577,109;
          2005 - $539,993)                                  587,471     542,438
    Other invested assets, primarily at equity
      (Cost: 2006 - $1,171,367; 2005 -
      $2,109,071)                                         1,509,651   2,261,269
    Securities lending collateral                           203,323     295,591
    Short-term investments, at amortized cost
      (approximates NAIC market value)                      129,196      95,534
    Cash                                                    164,596      22,494
    Receivable for securities                                    --     164,069
                                                        ----------- -----------
           Total Cash and Invested Assets                20,743,579  16,235,958
                                                        ----------- -----------
 Investment income due and accrued                          203,764     234,067
 Agents' balances or uncollected premiums:
    Premiums in course of collection                        955,240     925,573
    Premiums and installments booked but
      deferred and not yet due                              371,971     355,388
    Accrued retrospective premiums                        1,606,389   1,267,421
 Amounts billed and receivable from high
   deductible policies                                       76,370     104,345
 Reinsurance recoverable on loss payments                   488,243     399,204
 Funds held by or deposited with reinsurers                  13,951      23,948
 Deposit accounting assets                                  809,537   1,336,343
 Deposit accounting assets - funds held                      94,279     432,987
 Federal and foreign income taxes recoverable
   from parent                                               63,569     794,462
 Net deferred tax assets                                    421,900     308,507
 Equities in underwriting pools and associations            858,614     577,679
 Electronic data processing equipment, less
   accumulated depreciation                                      --      93,882
 Receivable from parent, subsidiaries and
   affiliates                                             1,484,555   3,189,824
 Other admitted assets                                      179,243     178,400
                                                        ----------- -----------
           Total Admitted Assets                        $28,371,204 $26,457,988
                                                        =========== ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                Statements of Liabilities, Capital and Surplus

                                Statutory Basis
                       As of December 31, 2006 and 2005
                   (000's Omitted Except Share Information)

As of December 31,                                        2006         2005
------------------                                    -----------  -----------
                    Liabilities

Reserves for losses and loss adjustment expenses      $12,754,581  $11,620,078
Unearned premium reserves                               4,518,443    4,334,485
Commissions, premium taxes, and other expenses
  payable                                                 183,640      118,273
Reinsurance payable on paid loss and loss adjustment
  expenses                                                308,091      247,937
Funds held by company under reinsurance treaties          228,878      255,848
Provision for reinsurance                                 128,824      210,152
Ceded reinsurance premiums payable, net of ceding
  commissions                                             427,505      431,565
Retroactive reinsurance reserves - assumed                 23,242       32,893
Retroactive reinsurance reserves - ceded                  (61,283)     (65,044)
Deposit accounting liabilities                            172,296      486,910
Deposit accounting liabilities - funds held               703,508    1,006,426
Securities lending payable                                203,323      295,591
Collateral deposit liability                              613,043      505,755
Payable to parent, subsidiaries and affiliates          1,547,586    1,583,699
Payable for securities                                    110,581           --
Other liabilities                                         297,093      343,769
                                                      -----------  -----------
   Total Liabilities                                   22,159,351   21,408,337
                                                      -----------  -----------
                Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158
  shares authorized, 1,695,054 shares issued and
  outstanding                                              25,426       25,426
Capital in excess of par value                          2,779,526    2,779,526
Unassigned surplus                                      3,357,054    2,176,592
Special surplus funds from retroactive reinsurance         49,847       68,107
                                                      -----------  -----------
   Total Capital and Surplus                            6,211,853    5,049,651
                                                      -----------  -----------
   Total Liabilities, Capital, and Surplus            $28,371,204  $26,457,988
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

            Statements of Income and Changes in Capital and Surplus

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

For the Years Ended December 31,                          2006         2005
--------------------------------                       ----------  -----------
              Statements of Income

Underwriting Income:
   Premiums earned                                     $7,700,011  $ 7,045,820
                                                       ----------  -----------
Underwriting Deductions:
   Losses incurred                                      4,606,481    5,406,410
   Loss adjustment expenses incurred                      803,517    1,098,644
   Other underwriting expenses incurred                 1,825,815    1,584,477
                                                       ----------  -----------
Total Underwriting Deductions                           7,235,813    8,089,531
                                                       ----------  -----------
Net Underwriting Income (Loss)                            464,198   (1,043,711)
                                                       ----------  -----------
Investment Income:
   Net investment income earned                           702,426      630,678
   Net realized capital gains (net of capital
     gains taxes: 2006 - $29,092; 2005 - $20,492)          61,624       38,055
                                                       ----------  -----------
Net Investment Gain                                       764,050      668,733
                                                       ----------  -----------
Net loss from agents' or premium balances
  charged-off                                             (49,762)    (145,742)
Other gain, net of dividends to policyholders              63,978       91,947
                                                       ----------  -----------
Income (Loss) After Capital Gains Taxes and
  Before Federal Income Taxes                           1,242,464     (428,773)
Federal income tax expense (benefit)                      263,263     (243,047)
                                                       ----------  -----------
       Net Income (Loss)                               $  979,201  $  (185,726)
                                                       ==========  ===========
         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous
  Year                                                 $5,049,651  $ 3,339,340
   Adjustment to beginning surplus                         55,538     (211,984)
                                                       ----------  -----------
Capital and Surplus, as of January 1,                   5,105,189    3,127,356
                                                       ----------  -----------
Changes in Capital and Surplus:
   Net income (loss)                                      979,201     (185,726)
   Change in net unrealized capital gains (net of
     capital gains taxes: 2006 - $121,173; 2005 -
     $13,354)                                             119,660      164,444
   Change in net deferred income tax                      (13,270)     112,728
   Change in non-admitted assets                          (80,352)    (322,775)
   Change in provision for reinsurance                     81,328      166,585
   Paid in capital and surplus                                 --    2,076,780
   Cash dividends to stockholder                               --      (31,732)
   Other surplus adjustments                                1,268           --
   Foreign exchange translation                            18,829      (58,009)
                                                       ----------  -----------
       Total Changes in Capital and Surplus             1,106,664    1,922,295
                                                       ----------  -----------
Capital and Surplus, December 31,                      $6,211,853  $ 5,049,651
                                                       ==========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                            Statements of Cash Flow

                                Statutory Basis
                For the Years Ended December 31, 2006 and 2005
                                (000's Omitted)

 For the Years Ended December 31,                         2006         2005
 --------------------------------                     -----------  -----------
                Cash From Operations

 Premiums collected, net of reinsurance               $ 6,433,712  $ 7,143,463
 Net investment income                                    787,413      604,156
 Miscellaneous income (expense)                            75,317      (53,776)
                                                      -----------  -----------
    Sub-total                                           7,296,442    7,693,843
                                                      -----------  -----------
 Benefit and loss related payments                      3,520,205    3,809,181
 Commission and other expense paid                      2,401,959    2,171,077
 Dividends paid to policyholders                            1,344          878
 Change in Federal and foreign income taxes              (438,538)      (3,783)
                                                      -----------  -----------
    Net Cash Provided from Operations                   1,811,472    1,716,490
                                                      -----------  -----------
                Cash From Investments

 Proceeds from investments sold, matured, or repaid
    Bonds                                               5,231,792    4,129,223
    Stocks                                              3,211,715    2,795,546
    Other                                               1,646,730    3,042,793
                                                      -----------  -----------
    Total Proceeds from Investments Sold, Matured,
      or Repaid                                        10,090,237    9,967,562
                                                      -----------  -----------
 Cost of investments acquired
    Bonds                                              10,488,316    5,803,573
    Stocks                                              3,180,130    3,071,743
    Other                                                 350,752    3,630,931
                                                      -----------  -----------
    Total Cost of Investments Acquired                 14,019,198   12,506,247
                                                      -----------  -----------
    Net Cash (Used in) Investing Activities            (3,928,961)  (2,538,685)
                                                      -----------  -----------
    Cash From Financing and Miscellaneous Sources

 Capital and Surplus paid-in, less treasury stock       1,326,780      750,000
 Dividends to stockholder                                      --      (47,598)
 Intercompany receivable and payable, net                 342,735      195,946
 Net deposit on deposit-type contracts and other
   insurance                                              262,411      285,727
 Other                                                    361,327     (332,847)
                                                      -----------  -----------
    Net Cash Provided from Financing Activities         2,293,253      851,228
                                                      -----------  -----------
    Net Change in Cash and Short-term Investments         175,764       29,033

 Cash and Short-term Investments:
    Beginning of year                                     118,028       88,995
                                                      -----------  -----------
    End of Year                                       $   293,792  $   118,028
                                                      ===========  ===========

               See Notes to Statutory Basis Financial Statements

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A. Organization

   The American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of the AIG Commercial Insurance Group, Inc., a Delaware corporation.

   On December 29, 2006, as part of a reorganization of the American International Group, Inc.'s (the Ultimate Parent or AIG) domestic property-casualty insurance operations, AIG contributed its 100% ownership of the Company's common stock to AIG Commercial Insurance Group, Inc., an indirect wholly-owned subsidiary of AIG (formerly known as NHIG Holding Corp.). Prior to the reorganization, the Company was a direct wholly-owned subsidiary of AIG. The ownership change had no effect on the Company's operations.

   The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation, the Company is a leading provider in customized structured products.

   The accompanying financial statements include the Company's U.S. operation and its Japan and Canadian branches.

   The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

   The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. Summary of Significant Statutory Basis Accounting Policies

   Prescribed or Permitted Statutory Accounting Practices:

   The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

   The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

   The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; (2) under New York Insurance Law, electronic data processing (EDP) apparatus and related equipment constituting a data processing, record keeping, or accounting system is allowed as an admitted asset to be amortized over a ten year period provided that the cost exceeds $50,000 per system; NAIC SAP allows EDP equipment and operating system software as assets, subject to an aggregate limit of three percent of surplus and an amortization period not to exceed the lesser of three years or the useful life; (3) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance, including parental letter of credits, that are not permitted under NAIC SAP; and (4) goodwill admissibility rules differ between New York Insurance Law and NAIC SAP. In addition, New York Insurance Law Section 1414 requires that the shares of a subsidiary insurer be valued at the lesser of the subsidiary's market value or book value as shown by its last annual statement or report on examination, whichever is more recent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by NY SAP is shown below:

     December 31,                                     2006        2005
     ------------                                  ----------  ----------
     Net Income (Loss), NY SAP                     $  979,201  $ (185,726)
     State Practices - (Deduction):
        Non-Tabular Discounting                       (21,866)    (31,431)
                                                   ----------  ----------
     Net Income (Loss), NAIC SAP                   $  957,335  $ (217,157)
                                                   ==========  ==========
     Statutory Surplus, NY SAP                     $6,211,853  $5,049,651
     State Prescribed Practices - (Charge):
        Non-Tabular Discounting                      (234,471)   (212,605)
        Regulation 20 - Other reinsurance credits    (133,123)   (208,499)
        Regulation 20 - Parental letter of credit    (383,651)   (400,458)
        EDP equipment and software                         --     (93,881)
                                                   ----------  ----------
     Total State Prescribed Practices                (751,245)   (915,443)
                                                   ----------  ----------
     Statutory Surplus, NAIC SAP                   $5,460,608  $4,134,208
                                                   ==========  ==========

   In 2006 and 2005, the Superintendent permitted the Company to utilize the independent audit of AIG to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. As of December 31, 2006, the aggregate value of equity investments to which this permitted practice applies amounted to $403,460. The Superintendent has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures. As of December 2006, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $131,697. In addition, the Superintendent has permitted the Company to account for investments in publicly traded affiliated common stocks at the quoted market value less a discount as prescribed by NAIC SAP. The difference between the carrying value and book value as of December 31, 2006 amounted to $251,881.

   The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2006 reporting period.

   Statutory Accounting Practices and Generally Accepted Accounting Principles:

   NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Under GAAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

    c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

    d. Estimated undeclared dividends to policyholders are accrued;

    e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

    f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

    g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

    h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

   Under NAIC SAP:

    a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

    b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

    c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

    d. Declared dividends to policyholders are accrued;

    e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

    g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

    h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

    i. Deferred Federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

   The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

   Significant Statutory Accounting Practices:

   A summary of the Company's significant statutory accounting practices are as follows:

   Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

   Invested Assets: The Company's invested assets are accounted for as follows:

    . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

    . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or the NAIC designated market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

       Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2006 and 2005, the NAIC market value of the Company's mortgage-backed securities approximated $160,750 and $165,005, respectively. Mortgage-backed securities

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

       include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

    . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or NAIC designated market values.

       Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The average discount rate is approximately 20.1%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

    . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

    . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

       Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

       Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

       Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


    . Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

       Investment income due and accrued is assessed for collectibility. The Company writes-off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2006 and 2005, no investment income due and accrued was determined to be uncollectible or non-admitted.

    . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

   Revenue Recognition: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

   Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2006 and 2005, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,606,389 and $1,267,421, respectively, net of non-admitted premium balances of $55,203 and $3,084, respectively.

   For the years ended December 31, 2006 and 2005, $684,635 and $510,615 of net written premiums were subject to retrospective rating features and amounted to 8.7% and 7.4% of total net written premiums, respectively.

   Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

   In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insurers the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

   Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

   Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

   As agreed with the Company's domiciliary state, the Company analyzed the current status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including incurred but not reported (IBNR)) exceeded $100 for compliance with the nine month rule as described in SSAP No. 62, entitled Property and Casualty Reinsurance (SSAP 62). Any such treaties for which the documentation required by SSAP 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the domiciliary insurance department.

   In early 2007, the Company discovered that certain foreign reinsurance treaties for the period January 1, 2005 to November 30, 2006 were not in compliance with the nine month rule as described in SSAP 62. As agreed with the Company's domiciliary state, the Company recorded these reinsurance treaties as prospective.

   The Company is unable to quantify the impact on policyholders' surplus or net income from the aforementioned practices regarding the nine month rule.

   Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

   Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (the Association or AIUOA). See Note 5 for a description of the AIUOA pooling arrangement and related financial statement presentation.

   Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

   Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

   The Company discounts its loss reserves on workers' compensation claims.

   The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,676,681 and $1,671,598, as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's tabular discount amounted to $238,180 and $184,289, respectively, all of which were applied against the Company's case reserves.

   The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,676,681 and $1,671,598 as of December 31, 2006 and 2005, respectively. As of
   December 31, 2006 and 2005, the Company's non-tabular discount amounted to $234,471 and $212,605, respectively, all of which were applied against the Company's case reserves.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

   Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

   Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

   Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

   Non-Admitted Assets: Certain assets, EDP equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2006 and 2005, depreciation and amortization expense amounted to $21,036 and $24,616, and accumulated depreciation as of December 31, 2006 and 2005 amounted to $107,392 and $88,562, respectively.

   Reclassifications: Certain balances contained in the 2005 financial statements have been reclassified to conform with the current year's presentation.

   During 2006 the Company recorded a pre-tax charge of $249,898 relating to the reconciliations and substantiation of certain balance sheet accounts. As agreed with the Company's domiciliary state, the Company has recorded all amounts as changes in estimate for 2006.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

During 2006 and 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2005 and 2004 annual statements. The corrections of these errors resulted in an after tax statutory credit (charge) of $55,538 and ($211,984) as of December 31, 2005 and 2004, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the correction of these errors has been reported as an adjustment to unassigned surplus as of January 1, 2006 and 2005.

The impact of these corrections on policyholder surplus as of January 1, 2006 and 2005 is as follows:

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2005                                       $5,049,651

Correction of Error Adjustments:
   Asset admissibility                                                 (3,482)
   Foreign translation adjustment                                     102,290
   Federal income taxes                                               (43,270)
                                                                   ----------
       Total Correction of Error Adjustments                           55,538
                                                                   ----------
Balance at January 1, 2006, as Adjusted                            $5,105,189
                                                                   ==========

                                                                  Policyholders
                                                                     Surplus
                                                                  -------------
Balance at December 31, 2004, as Amended                           $3,339,340

Correction of Error Adjustments:
   Asset realization                                                 (229,448)
   Revenue recognition                                                (65,075)
   Federal income taxes                                                82,539
                                                                   ----------
       Total Correction of Error Adjustments                         (211,984)
                                                                   ----------
Balance at January 1, 2005, as Adjusted                            $3,127,356
                                                                   ==========

An explanation for each of the adjustments for prior period corrections is described below:

Asset Admissibility: The Company determined that certain receivables for high deductible policies should have been non-admitted.

Foreign Translation Adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Asset Realization: The Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

Revenue Recognition: The Company determined that certain revisions to revenues that were recognized in prior periods related to certain long-duration environmental insurance contracts were needed.

Federal Income Taxes (Current and Deferred): The change in Federal income tax expense is primarily related to an increase in provisions for potential tax exposures, corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above (see Note 9).

NOTE 3 - INVESTMENTS

Statutory Fair Value of Financial Instruments:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2006 and 2005.

                                             2006                   2005
                                    ----------------------- ---------------------
                                     Carrying   Statutory    Carrying  Statutory
As of December 31,                    Amount    Fair Value    Amount   Fair Value
------------------                  ----------- ----------- ---------- ----------
Assets:
   Bonds                            $14,844,987 $15,146,927 $9,663,980 $9,798,011
   Common stocks                      3,304,355   3,684,898  3,190,583  3,592,207
   Preferred stocks                     587,471     588,334    542,438    541,945
   Other invested assets              1,509,651   1,509,651  2,261,269  2,261,269
   Securities lending collateral        203,323     203,323    295,591    295,591
   Cash and short-term investments      293,792     293,792    118,028    118,028
   Receivable for securities                 --          --    164,069    164,069

Liabilities:
   Securities lending payable       $   203,323 $   203,323 $  295,591 $  295,591
   Collateral deposit liability         613,043     613,043    505,755    505,755
   Payable for securities               110,581     110,581         --         --

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows: The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value*. The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.


--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

The carrying value of all other financial instruments approximates fair value.

The amortized cost and NAIC market values* of the Company's bond investments as of December 31, 2006 and 2005 are outlined in the table below:

                                                                                             Gross      Gross
                                                                                Amortized  Unrealized Unrealized    NAIC *
                                                                                  Cost       Gains      Losses   Market Value
                                                                               ----------- ---------- ---------- ------------
As of December 31, 2006

   U.S. governments                                                            $   331,819  $  1,828   $ 2,571   $   331,076
   All other governments                                                         1,195,804     5,207     3,017     1,197,994
   States, territories and possessions                                           2,320,995    45,984       928     2,366,051

   Political subdivisions of states, territories and possessions                 3,319,677    79,061       796     3,397,942
   Special revenue and special assessment obligations and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    7,052,116   172,223     1,204     7,223,135
   Public utilities                                                                 45,542       186       460        45,268
   Industrial and miscellaneous                                                    579,034    10,772     4,345       585,461
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2006                                    $14,844,987  $315,261   $13,321   $15,146,927
                                                                               ===========  ========   =======   ===========
As of December 31, 2005

   U.S. governments                                                            $   339,230  $  1,331   $ 4,491   $   336,070
   All other governments                                                         1,030,463     5,491     4,015     1,031,939
   States, territories and possessions                                           1,437,180    25,194     4,641     1,457,733
   Political subdivisions of states, territories and possessions                 1,971,726    34,761     2,780     2,003,707
   Special revenue and special assessment obligation and all non-guaranteed
     obligations of agencies and authorities and their political subdivisions    4,242,687    78,602     6,193     4,315,096
   Public utilities                                                                 46,234       634       226        46,642
   Industrial and miscellaneous                                                    596,460    13,179     2,815       606,824
                                                                               -----------  --------   -------   -----------
       Total Bonds, as of December 31, 2005                                    $ 9,663,980  $159,192   $25,161   $ 9,798,011
                                                                               ===========  ========   =======   ===========

As of December 31, 2006 and 2005, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $15,167,455 and $9,818,483, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The amortized cost and NAIC market values* of bonds at December 31, 2006 and 2005, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                 2006                    2005
                                       ------------------------ -----------------------
                                        Amortized     NAIC *    Amortized     NAIC *
As of December 31,                        Cost     Market Value   Cost     Market Value
------------------                     ----------- ------------ ---------- ------------
Due in one year or less                $   981,727 $   981,280  $  957,757  $  954,751
Due after one year through five years      780,263     782,785     855,048     857,130
Due after five years through ten years  10,452,785  10,679,977   6,253,720   6,338,300
Due after ten years                      2,474,294   2,542,135   1,435,025   1,482,825
Mortgaged-backed securities                155,918     160,750     162,430     165,005
                                       ----------- -----------  ----------  ----------
   Total Bonds                         $14,844,987 $15,146,927  $9,663,980  $9,798,011
                                       =========== ===========  ==========  ==========

During 2006 and 2005, proceeds from the sales of the Company's bonds amounted to $4,370,165 and $3,278,300, respectively. During 2006 and 2005, the Company realized gross gains of $6,407 and $31,404, and gross losses of $21,502 and $17,304, respectively, related to these sales.

During 2006 and 2005, proceeds from the sales of the Company's equity investments amounted to $3,151,915 and $2,703,032, respectively. Gross gains of $222,465 and $132,690 and gross losses of $105,248 and $91,050 were realized on those sales in 2006 and 2005, respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The cost or amortized cost and NAIC market values* of the Company's common and preferred stocks as of December 31, 2006 and 2005 are set forth in the table below:

                                           December 31, 2006
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  610,842 $1,517,992  $60,010   $2,068,824 $2,068,824
   Non-affiliated           991,365    266,605   22,439    1,235,531  1,235,531
                         ---------- ----------  -------   ---------- ----------
       Total             $1,602,207 $1,784,597  $82,449   $3,304,355 $3,304,355
                         ---------- ----------  -------   ---------- ----------
Preferred Stocks:

   Affiliated            $       -- $       --  $    --   $       -- $       --
   Non-affiliated           577,109     11,225       --      588,334    587,471
                         ---------- ----------  -------   ---------- ----------
       Total             $  577,109 $   11,225  $    --   $  588,334 $  587,471
                         ========== ==========  =======   ========== ==========

                                           December 31, 2005
                         ------------------------------------------------------
                          Cost or     Gross      Gross      NAIC *
                         Amortized  Unrealized Unrealized   Market    Carrying
                           Cost       Gains      Losses     Value      Value
                         ---------- ---------- ---------- ---------- ----------
Common Stocks:

   Affiliated            $  602,396 $1,521,619  $ 68,346  $2,055,669 $2,055,669
   Non-affiliated           972,712    198,989    36,787   1,134,914  1,134,914
                         ---------- ----------  --------  ---------- ----------
       Total             $1,575,108 $1,720,608  $105,133  $3,190,583 $3,190,583
                         ========== ==========  ========  ========== ==========
Preferred Stocks:

   Affiliated            $       -- $       --  $     --  $       -- $       --
   Non-affiliated           539,993     10,710     8,758     541,945    542,438
                         ---------- ----------  --------  ---------- ----------
       Total             $  539,993 $   10,710  $  8,758  $  541,945 $  542,438
                         ========== ==========  ========  ========== ==========

As of December 31, 2006 and 2005, the Company held derivative investments of $0 and $(572), respectively.

--------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2006 and 2005 is set forth in the table below:

                                                            12 Months          Greater than
                                                             or Less             12 Months              Total
                                                      --------------------- ------------------- ---------------------
                                                        Fair     Unrealized  Fair    Unrealized   Fair     Unrealized
Description of Securities                               Value      Losses    Value     Losses     Value      Losses
-------------------------                             ---------- ---------- -------- ---------- ---------- ----------
As of December 31, 2006:

   U. S. Governments                                  $  101,082  $   767   $ 73,937  $ 1,804   $  175,019  $  2,571
   All Other Governments                                 683,798    1,753     57,405    1,264      741,203     3,017
   States, territories and possessions                   135,854      161     64,833      767      200,687       928
   Political subdivisions of states, territories and
     possessions                                          80,117      277     35,991      519      116,108       796
   Special revenue                                       289,115      808     39,210      396      328,325     1,204
   Public utilities                                        1,236       14     18,342      446       19,578       460
   Industrial and miscellaneous                           68,790      458    108,020    3,887      176,810     4,345
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         1,359,992    4,238    397,738    9,083    1,757,730    13,321
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          189,762   29,564    283,252   52,885      473,014    82,449
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $1,549,754  $33,802   $680,990  $61,968   $2,230,744  $ 95,770
                                                      ==========  =======   ========  =======   ==========  ========
As of December 31, 2005:

   U. S. Governments                                  $  263,575  $ 3,780   $ 14,643  $   711   $  278,218  $  4,491
   All Other Governments                                 831,441    3,520     19,830      495      851,271     4,015
   States, territories and possessions                   368,996    3,419     51,889    1,222      420,885     4,641
   Political subdivisions of states, territories and
     possessions                                         380,044    2,347     23,929      433      403,973     2,780
   Special revenue                                       549,541    4,212     72,215    1,981      621,756     6,193
   Public utilities                                       16,300      188      1,661       38       17,961       226
   Industrial and miscellaneous                          115,026    2,247     14,784      568      129,810     2,815
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds                                         2,524,923   19,713    198,951    5,448    2,723,874    25,161
                                                      ----------  -------   --------  -------   ----------  --------
   Common Stock                                          421,479   31,543    215,755   73,590      637,234   105,133
   Preferred Stock                                       276,755    6,666     40,807    2,092      317,562     8,758
                                                      ----------  -------   --------  -------   ----------  --------
   Total Stocks                                          698,234   38,209    256,562   75,682      954,796   113,891
                                                      ----------  -------   --------  -------   ----------  --------
   Total Bonds and Stocks                             $3,223,157  $57,922   $455,513  $81,130   $3,678,670  $139,052
                                                      ==========  =======   ========  =======   ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

     a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer); or

     b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

     c. In the opinion of Company's management, it is probable that the Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2006, the Company has both the ability and intent to hold these investments to recovery.

During 2006 and 2005, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $17,934 and $972, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $776 and $2,542, respectively.

During 2006 and 2005, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

   For the Years Ended December 31,                              2006   2005
   --------------------------------                             ------ ------
   Grshm Global Investment Fund ll K4                           $2,559 $   --
   Morgan Stanley III                                               --  1,684
   Items less than $1.0 million                                  1,051     11
                                                                ------ ------
      Total                                                     $3,610 $1,695
                                                                ====== ======

As of December 31, 2006 and 2005, securities with a market value of $199,380 and $289,449, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at an amortized cost of $2,565,608 and $2,270,251 were deposited with regulatory authorities as required by law as of December 31, 2006 and 2005, respectively.

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represented the Company's entire investment in life settlements and were

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

accounted for as collateral loans in accordance with SSAP No. 21, entitled Other Admitted Assets. The admitted value of the loans were not in excess of the cost (including capitalization of interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans was at least equal to the outstanding amount of such loans. On June 29, 2006, the Company entered into a transaction that was not objected to by the Insurance Department of the State of New York which resulted in the satisfaction of the loans. As of December 31, 2006, the Company has no collateralized loans.

During 2006 and 2005, included in Net Investment Income Earned were investment expenses of $7,329 and $7,139, respectively, and interest expense of $98,741 and $77,243, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2006 and 2005 is set forth in the table below:

                                                       2006          2005
                                                   ------------  -----------
   Reserves for Losses and LAE, Beginning of Year  $ 11,620,078  $ 9,357,799

   Adjustments for prior period corrections                  --     (165,738)
   Incurred losses and LAE related to:
      Current accident year                           5,343,020    5,111,414
      Prior accident years                               66,978    1,393,640
                                                   ------------  -----------
          Total Incurred Losses and LAE               5,409,998    6,505,054
                                                   ------------  -----------
   Paid losses and LAE related to:
      Current accident year                          (1,265,788)  (1,284,778)
      Prior accident years                           (3,009,707)  (2,792,259)
                                                   ------------  -----------
          Total Paid Losses and LAE                  (4,275,495)  (4,077,037)
                                                   ------------  -----------
   Reserves for Losses and LAE, as of December 31, $ 12,754,581  $11,620,078
                                                   ============  ===========

During 2006 and 2005 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $66,978 and $1,393,640, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005 (see
Note 12.B. for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,524 and $188,050, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $6,322,799 and $7,425,539, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A. National Union Inter-company Pooling Agreement

   The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

   In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

   A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   National Union                                      19445       38.0%
   American Home Assurance Company                     19380       36.0%
   Commerce and Industry Insurance Company             19410       10.0%
   New Hampshire Insurance Company                     23481        5.0%
   The Insurance Company of the State of Pennsylvania  19429        5.0%
   AIG Casualty Company (formerly known as
     Birmingham Fire Insurance Company of
     Pennsylvania)                                     19402        5.0%
   AIU Insurance Company                               19399        1.0%
   American International Pacific Insurance Company    23795        0.0%
   American International South Insurance Company      40258        0.0%
   Granite State Insurance Company                     23809        0.0%
   Illinois National Insurance Company                 23817        0.0%

   Subject to regulatory approval, American International Pacific Insurance Company (AIP) will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


B. American International Underwriters Overseas Association Pooling Arrangement

   AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                      NAIC Co. Participation
   Member Company                                       Code      Percent
   --------------                                     -------- -------------
   American International Underwriters Overseas,
     Limited                                              --       67.0%
   New Hampshire Insurance Company (NHIC)              23481       12.0%
   National Union                                      19445       11.0%
   American Home Assurance Company (AHAC)              19380       10.0%

   In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

   At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premiums and funds withheld, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premiums and funds withheld are recorded on a gross basis. As of December 31, 2006 and 2005, the Company's interest in the AIUOA amounted to $858,614 and $581,410, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

   As of December 31,                                        2006     2005
   ------------------                                      -------- --------
   Loss and LAE reserves                                   $778,277 $622,815
   Unearned premium reserves                                337,926  284,060
   Funds held                                                17,712   15,740

   Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2006 and 2005, the Company's interest in AIG Europe S.A. amounted to $32,575 and $25,858, respectively.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Guarantee Arrangements

   The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

   The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

   The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The guarantees that were in effect as of December 31, 2006 are included in the table below:

                                                                Date   Policyholder   Invested   Estimated Policyholder
Guaranteed Company                                             Issued  Obligations     Assets      Loss      Surplus
------------------                                            -------- ------------ ------------ --------- ------------
AIG Hawaii Insurance Company, Inc.                            11/05/97 $     95,738 $    162,307    $--    $    69,612
American International Insurance Company                      11/05/97      335,804      785,981     --        357,830
AIG Mexico Seguros Interamericana, S.A. de C.V.               12/15/97       93,868       87,395     --         78,395
American International Insurance Company of California,
  Inc.                                                        12/15/97      144,248       56,694     --         22,827
American International Insurance Company of New Jersey        12/15/97      109,426       55,929     --         29,210
AIG Advantage Insurance Company(formerly Minnesota
  Ins. Co.)                                                   12/15/97       34,592       52,177     --         21,703
Landmark Insurance Company, Limited                         * 03/02/98      423,761      521,339     --        114,836
AIG Europe S.A.                                               03/02/98    2,278,448    1,211,630     --      1,363,948
AIG Edison Life Insurance Company                             09/15/98   20,854,923   21,353,910     --      1,348,668
AIG SunAmerica Life Assurance Company                   (+) * 01/04/99    4,239,331    4,576,100     --        797,911
First SunAmerica Life Insurance Company                     * 01/04/99    4,547,648    4,914,123     --        397,499
SunAmerica Life Insurance Company                       (+) * 01/04/99   35,545,269   46,184,379     --      4,557,590
AIG Europe (Netherlands) N.V.                                 11/01/02      606,697      151,940     --        167,456
American General Life Insurance Company                 (+)   03/03/03   23,712,805   26,595,082     --      2,575,981
American General Life and Accident Insurance Company          03/03/03    7,644,336    8,687,269     --        563,418
The United States Life Insurance Company of the City of
  NY                                                          03/03/03    3,374,806    3,972,505     --        426,210
The Variable Annuity Life Insurance Company             (+)   03/03/03   29,499,828   34,152,961     --      3,726,128
AIG Czech Republic Posjistovna, A.S.                          03/03/03       16,701       24,897     --         23,910
Lloyds Syndicate 1414                                         12/15/04      944,323      864,322     --        108,634
                                                                       ------------ ------------    ---    -----------
   Total Guarantees                                                    $134,502,552 $154,410,940    $--    $16,751,766
                                                                       ============ ============    ===    ===========

--------
+  This guarantee was terminated as to policies written after December 29, 2006.
*  The guaranteed company is also backed by a support agreement issued by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


D. Investments in Affiliates

   As of December 31, 2006 and 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2006       2006       2006
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   69,612  $  9,783
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     401,018    69,103
    American International Realty
      Corporation                    31.47%    29,581      44,044    18,696
    Eastgreen, Inc.                  13.42%    12,804      14,222       287
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445       2,816   (18,531)
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     9,463       2,442     1,425
    American International Life
      Assurance Company              22.48%    70,387     157,619     1,090
    American International
      Insurance Company              25.00%    25,000      89,457    13,559
    AIG Claim Service, Inc.          50.00%    48,962      46,675   (12,204)
    Transatlantic Holdings, Inc.     33.34%    34,055   1,048,323   (86,094)
    21st Century Insurance Group     16.65%   240,668     192,596    16,041
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $610,842  $2,068,824  $ 13,155
                                             ========  ==========  ========

                                                       Equity at   Change in
    Affiliated Common Stock        Ownership   Cost   December 31,  Equity
    Investments                     Percent    2005       2005       2005
    -----------------------        --------- -------- ------------ ---------
    AIG Hawaii Insurance Company,
      Inc.                          100.00%  $ 10,000  $   59,829  $ (2,590)
    AIG Non Life Holding Company
      (Japan), Inc.                 100.00%   124,477     331,915    63,241
    American International Realty
      Corporation                    31.47%    29,581      25,348    (1,932)
    Eastgreen, Inc.                  13.42%    12,804      13,935       355
    Pine Street Real Estate
      Holdings Corporation           31.47%     5,445      21,347         4
    AIG Mexico Industrial,
      I.L.L.C.                       49.00%     1,017       1,017        --
    American International Life
      Assurance Company              22.48%    70,387     156,529    20,123
    American International
      Insurance Company              25.00%    25,000      75,898     4,380
    AIG Claim Service, Inc.          50.00%    48,963      58,879     2,350
    Transatlantic Holdings, Inc.     33.34%    34,055   1,134,417    90,652
    21st Century Insurance Group     16.65%   240,667     176,555    28,153
                                             --------  ----------  --------
       Total Common Stocks -
         Affiliates                          $602,396  $2,055,669  $204,736
                                             ========  ==========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see Note 2).

   The Company has ownership interests in certain affiliated real estate holding companies.

   The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

   From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2006 and 2005, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $1,032,694 and $912,569, respectively.

E. Other Related Party Transactions

   The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2006 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2006. No transactions (excluded reinsurance and cost allocation transactions) occurred during 2005 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005.

                                           Assets Received      Assets Transferred
                                            by the Company        by the Company
                                        ---------------------- ---------------------
Date of      Explanation of    Name of  Statement              Statement
Transaction   Transaction     Affiliate   Value    Description   Value   Description
----------- ----------------- --------- ---------- ----------- --------- -----------
06/29/2006  Loan Satisfaction A100 LLC  $1,170,421    Cash        $--        n/a
06/29/2006  Loan Satisfaction    AIRCO  $  239,966    Cash        $--        n/a

   The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

   The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2006 and 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees paid by the Company to these affiliates during 2006 and 2005 are outlined in the table below:

   For the Years Ended December 31,                          2006     2005
   --------------------------------                        -------- --------
   AIG Technology, Inc.                                    $ 24,562 $ 26,700
   AIG Global Investment Corp.                                6,047    4,565
   AIG Domestic Claims, Inc.                                117,231  110,589
                                                           -------- --------
      Total                                                $147,840 $141,854
                                                           ======== ========

   As of December 31, 2006 and 2005, short-term investments included amounts invested in the AIG Managed Money Market Fund of $100,915 and $73,379, respectively.

   Federal and foreign income taxes recoverable from AIG as of December 31, 2006 and 2005 amounted to $63,569 and $794,462, respectively.

   During 2005, the Company sold $191,606 of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436. There were no premium receivable sales in 2006.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

    As of December 31,                                    2006       2005
    ------------------                                 ---------- ----------
    AIG (see Note 11)                                  $       -- $1,326,780
    Balances with pool member companies                 1,434,952  1,768,006
    Balances with less than 0.5% of admitted assets        49,603     95,038
                                                       ---------- ----------
    Receivable from Parent, Subsidiaries and
      Affiliates                                       $1,484,555 $3,189,824
                                                       ========== ==========
    Balances with pool member companies                $1,449,305 $1,549,731
    Balances with less than 0.5% of admitted assets        98,281     33,968
                                                       ---------- ----------
    Payable to Parent, Subsidiaries and Affiliates     $1,547,586 $1,583,699
                                                       ========== ==========

Note 6 - Reinsurance

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's net premiums written and net premiums earned were comprised of the following:

For the Years Ended
December 31,                            2006                     2005
-------------------            ----------------------- -----------------------
                                 Written     Earned      Written      Earned
                               ----------- ----------- ----------- -----------
Direct premiums                $ 7,514,507 $ 7,180,260 $ 6,522,919 $ 6,219,261
Reinsurance premiums
  assumed:
   Affiliates                   11,336,822  11,001,341  11,104,687  11,235,985
   Non-affiliates                   48,750     243,681      23,903    (176,461)
                               ----------- ----------- ----------- -----------
       Gross Premiums           18,900,079  18,425,282  17,651,509  17,278,785
                               ----------- ----------- ----------- -----------
Reinsurance premiums
  ceded:
   Affiliates                    9,833,954   9,534,749   9,252,497   9,022,390
   Non-affiliates                1,182,156   1,190,522   1,247,759   1,210,575
                               ----------- ----------- ----------- -----------
       Net Premiums            $ 7,883,969 $ 7,700,011 $ 7,151,253 $ 7,045,820
                               =========== =========== =========== ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2006 and 2005 with the return of the unearned premium reserve is as follows:

                    Assumed Reinsurance    Ceded Reinsurance            Net
                   --------------------- --------------------- ---------------------
                    Unearned              Unearned              Unearned
                    Premium   Commission  Premium   Commission  Premium    Commission
                    Reserves    Equity    Reserves    Equity    Reserves     Equity
                   ---------- ---------- ---------- ---------- ----------  ----------
December 31, 2006
   Affiliates      $5,579,685  $675,713  $3,844,106  $423,050  $1,735,579   $252,663
   Non-affiliates      11,551     1,399     496,499    54,641    (484,948)   (53,242)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,591,236  $677,112  $4,340,605  $477,691  $1,250,631   $199,421
                   ==========  ========  ==========  ========  ==========   ========
December 31, 2005
   Affiliates      $5,444,204  $663,323  $3,544,901  $413,904  $1,899,303   $249,419
   Non-affiliates       6,481       790     504,864    58,948    (498,383)   (58,158)
                   ----------  --------  ----------  --------  ----------   --------
   Totals          $5,450,685  $664,113  $4,049,765  $472,852  $1,400,920   $191,261
                   ==========  ========  ==========  ========  ==========   ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                                            Unearned     Paid    Reserves for
                                            Premium   Losses and  Losses and
                                            Reserves     LAE         LAE
                                           ---------- ---------- ------------
  December 31, 2006
     Affiliates                            $3,844,106  $ 82,387  $14,899,524
     Non-Affiliates                           496,499   405,856    2,873,315
                                           ----------  --------  -----------
     Total                                 $4,340,605  $488,243  $17,772,839
                                           ==========  ========  ===========
  December 31, 2005
     Affiliates                            $3,544,901  $ 91,985  $14,577,562
     Non-Affiliates                           504,864   307,219    3,542,634
                                           ----------  --------  -----------
     Total                                 $4,049,765  $399,204  $18,120,196
                                           ==========  ========  ===========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's unsecured reinsurance recoverables as of December 31, 2006 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                         NAIC Co.
  Reinsurer                                                Code     Amount
  ---------                                              -------- -----------
  Affiliates:
     National Union Pool Companies                           --   $15,644,476
     American International Reinsurance Co. Ltd              --     1,623,719
     American International Insurance Company             32220       438,594
     American International Underwriters Overseas,
       Ltd.                                                  --       412,665
     Transatlantic Reinsurance Company                    19453       270,098
     AIG Global Trade and Political Risk Insurance
       Co.                                                10651       103,009
     United Guaranty Insurance Company                    11715        63,190
     Lexington Insurance Company                          19437        50,273
     American International Life Assurance Co. NY
       (US)                                               60607        22,165
     Hartford Steam Boiler Inspection and Insurance
       Co.                                                11452        12,701
     National Union Fire Ins Company of Vermont              --         5,487
     Ascot Syndicate Lloyds 1414                             --         3,600
     Starr Excess Liability Insurance Company, Ltd.       10932         3,115
     Universal Insurance Company Limited                     --         1,121
     Other                                                   --        14,847
                                                                  -----------
         Total Affiliates                                          18,669,060
                                                                  -----------
     Munich Re Group                                         --       240,118
     Lloyd's                                                 --       274,819
     Swiss Re Group                                          --       324,144
                                                                  -----------
         Total Non Affiliates                                         839,081
                                                                  -----------
  Total Affiliates and Non Affiliates                             $19,508,141
                                                                  ===========

During 2006 and 2005, the Company reported in its statements of income $12,318 and $43,141, respectively, of statutory underwriting losses, which were comprised of premiums earned of $0 and $(1,710), respectively, less losses incurred of $12,318 and $41,431 respectively, as a result of commutations with the following reinsurers:

       Company                                             2006    2005
       -------                                            ------- -------
       Trenwick America                                   $ 8,280 $    --
       Alea Group                                           2,432      --
       SCOR Reinsurance Company                                --  42,442
       Other reinsurers below $1 million                    1,606     699
                                                          ------- -------
       Total                                              $12,318 $43,141
                                                          ======= =======

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company had reinsurance recoverables on paid losses in dispute of $78,472 and $141,589, respectively.

During 2006 and 2005, the Company wrote-off reinsurance recoverables balances of $30,849 and $65,282, respectively.

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2006, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                        Assumed     Ceded
                                                       ---------  --------
    Reserves Transferred:
       Initial Reserves                                $ 216,347  $453,727
       Adjustments - prior year(s)                      (171,243)  (33,563)
       Adjustments - current year                         (2,455)    8,416
                                                       ---------  --------
       Balance as of December 31, 2006                    42,649   428,580
                                                       ---------  --------
    Paid Losses Recovered:
       Prior year(s)                                      12,212   355,120
       Current year                                        7,195    12,177
                                                       ---------  --------
       Total Recovered as of December 31, 2006            19,407   367,297
                                                       ---------  --------
       Carried Reserves as of December 31, 2006        $  23,242  $ 61,283
                                                       =========  ========
    Consideration Paid or Received:
       Initial Reserves                                $ 201,597  $276,437
       Adjustments - prior year(s)                      (180,000)  (18,869)
       Adjustments - current year                            (15)    4,538
                                                       ---------  --------
       Total Paid as of December 31, 2006              $  21,582  $262,106
                                                       =========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


                                                         Assumed   Ceded
                                                         ------- --------
      Special Surplus from Retroactive Reinsurance:
         Initial surplus gain or loss realized             $--   $ 47,559
         Adjustments - prior year(s)                        --     20,548
         Adjustments - current year                         --    (18,260)
                                                           ---   --------
         Balance as of December 31, 2006                   $--   $ 49,847
                                                           ===   ========

The Company's retroactive reinsurance balance (by reinsurer) as of December 31, 2006, is set forth in the table below:

     Reinsurer                                              Assumed  Ceded
     ---------                                              ------- -------
        American International Reins. Co.                   $    -- $45,664
        PEG Reinsurance Co.                                      --   8,830
        Lyndon Property Ins. Company                             --   1,780
        American International Specialty Lines
          Insurance Company                                  17,247      --
        Commerce and Industry Insurance Company of
          Canada                                              5,930      --
        All other reinsurers below $1.0 million                  65   5,009
                                                            ------- -------
            Total                                           $23,242 $61,283
                                                            ======= =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the Company's deposit assets and liabilities were comprised of the following:

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2006:
   Direct                         $       --  $ 77,954    $     --  $       --
   Assumed                                --    94,342      94,279          --
   Ceded                             809,537        --          --     703,508
                                  ----------  --------    --------  ----------
   Total                          $  809,537  $172,296    $ 94,279  $  703,508
                                  ==========  ========    ========  ==========

                                   Deposit     Deposit   Funds Held Funds Held
                                   Assets    Liabilities   Assets   Liabilities
                                  ---------- ----------- ---------- -----------
December 31, 2005:
   Direct                         $       --  $ 56,768    $     --  $       --
   Assumed                                --   430,142     432,987      91,467
   Ceded                           1,336,343        --          --     914,959
                                  ----------  --------    --------  ----------
   Total                          $1,336,343  $486,910    $432,987  $1,006,426
                                  ==========  ========    ========  ==========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2006 and 2005 is set forth in the table below:

                                         2006                    2005
                                ----------------------  ----------------------
                                 Deposit      Deposit    Deposit      Deposit
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $1,336,343  $  486,910  $1,638,716  $  465,475
   Deposit activity, including
     loss recoveries              (654,672)   (343,610)   (446,464)    (11,942)
   Interest income or expense,
     net of amortization of
     margin                        113,438      28,996      90,901      33,377
   Non-admitted asset portion       14,428          --      53,190          --
                                ----------  ----------  ----------  ----------
Balance as of December 31       $  809,537  $  172,296  $1,336,343  $  486,910
                                ==========  ==========  ==========  ==========

                                         2006                    2005
                                ----------------------  ----------------------
                                Funds Held  Funds Held  Funds Held  Funds Held
                                  Assets    Liabilities   Assets    Liabilities
                                ----------  ----------- ----------  -----------
Balance at January 1            $  432,987  $1,006,426  $  424,685  $1,089,396
   Contributions                        --      60,915       1,425          --
   Withdrawals                    (355,065)   (422,715)    (15,788)   (154,798)
   Interest                         16,357      58,882      22,665      71,828
                                ----------  ----------  ----------  ----------
Balance as of December 31       $   94,279  $  703,508  $  432,987  $1,006,426
                                ==========  ==========  ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


As of December 31, 2006 and 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $630,370 and $1,192,231, respectively.

During 2006, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets and funds held on deposit accounting liability of $406,719 and $273,291, respectively. During 2006, the Company commuted $40,267 of the deposit assets and $40,267 of the funds held on deposit accounting liability with Union Excess with no impact to net income. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting in losses of $3,737.

During 2006, the Company commuted contracts that were accounted for as deposit accounting. The largest commutations resulted in a decline in the following: deposit accounting assets - $97,009, funds held on deposit accounting - $332,073, deposit accounting liability - $314,735 and funds held on deposit accounting liability - $82,054.

Note 9 - Federal Income Taxes

The Company files a consolidated U.S. Federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate Federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The Federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Ultimate Parent. As of December 31, 2006 and 2005, the U.S. Federal income tax rate applicable to ordinary income was 35.0%.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2006 and 2005 are as follows:

   As of December 31,                                    2006        2005
   ------------------                                 ----------  ----------
   Gross deferred tax assets                          $1,236,352  $1,252,733
   Gross deferred tax liabilities                       (267,583)   (149,521)
   Non-admitted deferred tax assets in accordance
     with SSAP No.10, income taxes                      (546,869)   (794,705)
                                                      ----------  ----------
   Net Admitted Deferred Tax Assets                   $  421,900  $  308,507
                                                      ==========  ==========
   Change in Deferred Tax Assets Non-admitted         $  247,836  $ (299,271)
                                                      ==========  ==========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


During 2006 and 2005, the Company's current Federal income tax expense (benefit) was comprised of the following:

     For the Years Ended December 31,                     2006      2005
     --------------------------------                   -------- ---------
     Income tax expense (benefit) on net underwriting
       and net investment income                        $261,144 $(252,358)
     Federal income tax adjustment - prior year            2,119     9,311
                                                        -------- ---------
     Current Income Tax Expense (Benefit)               $263,263 $(243,047)
                                                        ======== =========
     Income Tax on Realized Capital Gains               $ 29,092 $  20,492
                                                        ======== =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The composition of the Company's net deferred tax assets as of December 31, 2006 and 2005, and changes in deferred income taxes for 2006 is set forth in the table below:

As of December 31,                                                          2006        2005       Change
------------------                                                       ----------  ----------  ---------
Deferred Tax Assets

   Loss reserve discount                                                 $  476,856  $  499,838  $ (22,982)
   Non-admitted assets                                                      160,128     206,602    (46,474)
   Unearned premium reserve                                                 316,291     303,414     12,877
   Partnership adjustments                                                   33,192          --     33,192
   Pension adjustments                                                           --       7,328     (7,328)
   Reserves                                                                 183,902      75,662    108,240
   Other temporary difference                                                65,983      54,878     11,105
   Deferred tax remediation - adjustments to December 31, 2005 surplus           --     105,011   (105,011)
                                                                         ----------  ----------  ---------
       Gross Deferred Tax Assets                                          1,236,352   1,252,733    (16,381)
   Non-admitted deferred tax assets                                        (546,869)   (689,694)   142,825
   Non-admitted deferred tax - adjustments to December 31, 2005 surplus          --    (105,011)   105,011
                                                                         ----------  ----------  ---------
       Admitted Deferred Tax Assets                                         689,483     458,028    231,455
                                                                         ----------  ----------  ---------
Deferred Tax Liabilities
   Unrealized capital gains                                                (236,490)   (115,317)  (121,173)
   Partnership adjustments                                                       --      (4,047)     4,047
   Other temporary differences                                              (31,093)    (30,157)      (936)
                                                                         ----------  ----------  ---------
   Gross Deferred Tax Liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
       Net Admitted Deferred Tax Assets                                  $  421,900  $  308,507  $ 113,393
                                                                         ==========  ==========  =========
   Gross deferred tax assets                                              1,236,352   1,252,733    (16,381)
   Gross deferred tax liabilities                                          (267,583)   (149,521)  (118,062)
                                                                         ----------  ----------  ---------
   Net Deferred Tax Assets                                               $  968,769  $1,103,212   (134,443)
                                                                         ==========  ==========
   Income tax effect of unrealized capital (gains) / losses                                        121,173
                                                                                                 ---------
   Change in Net Deferred Income Taxes                                                           $ (13,270)
                                                                                                 =========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the year ended December 31, 2006 are as follows:

                                                                           Amount    Tax Effect
                                                                         ----------  ----------
Income before Federal income taxes                                       $1,271,556  $ 445,045
Book to tax adjustments:
   Tax exempt income and dividends received deduction, net of proration    (455,068)  (159,274)
   Intercompany dividends                                                   (21,938)    (7,678)
   Meals and entertainment                                                    1,543        540
   Non-deductible penalties                                                   2,410        844
   Change in non-admitted assets                                            132,784     46,474
   Federal income tax adjustment - prior year                                    --     (6,222)
   Foreign tax credits                                                           --    (14,104)
                                                                         ----------  ---------
   Total Book to Tax Adjustments                                           (340,269)  (139,420)
                                                                         ----------  ---------
Federal taxable income                                                   $  931,287  $ 305,625
                                                                         ==========  =========

Current Federal income tax expense                                                   $ 263,263
Income tax on net realized capital gains                                                29,092
Change in deferred income taxes                                                         13,270
                                                                                     ---------
Total Federal income tax benefit                                                     $ 305,625
                                                                                     =========

The amount of Federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

                    Current year                   $222,388
                    First preceding year           $     --

The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2006 and 2005. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $372,256 during 2006 and ($43,213) during 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A. Pension

   Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

   AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to
   64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

   Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

   The Company's share of net expense for the qualified pension plan was $9,000 and $6,500 for the years ended December 31, 2006 and 2005, respectively.

B. Stock Option and Deferred Compensation Plans

   Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. During 2006 and 2005, AIG allocated $6,242 and $2,177, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

   Post-retirement Benefit Plans

   AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

   The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2006 and 2005 were $184,884 and $140,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $282 and $200 for 2006 and 2005, respectively.

   AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

   The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2006 and 2005 are set forth in the table below:

   As of December 31,                          2006              2005
   ------------------                    ----------------  ----------------
   Discount rate                               6.00%             5.50%
   Rate of compensation increase
     (average)                                 4.25%             4.25%
   Measurement date                      December 31, 2006 December 31, 2005
   Medical cost trend rate                      N/A               N/A

C. Post-employment Benefits and Compensated Absences

   AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A. Capital and Surplus

   The portion of unassigned surplus as of December 31, 2006 and 2005 represented by each item below is as follows:

                                                    2006         2005
                                                -----------  -----------
       Unrealized gains                         $ 2,013,671  $ 1,725,717
       Non-admitted asset values                $(1,448,058) $(1,378,106)
       Provision for reinsurance                $  (128,824) $  (210,152)

   During 2005, the board of directors of AIG, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Ultimate
   Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Ultimate Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the Insurance Department of the State of New York.

B. Risk-Based Capital Requirements

   The NAIC has adopted a Risk-based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

   In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2006 reporting period.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


C. Dividend Restrictions

   Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2006, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2006) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2006, the maximum dividend payment, which may be made without prior approval during 2007, is approximately $621,185.

   Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A. Legal Proceedings

   The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

   Other legal proceedings include the following:

   AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. The trial court is currently considering, under standards mandated by the Alabama Supreme Court, whether a class action can be certified and whether the defendants in the case brought by the intervenors should be dismissed.

   On September 2, 2005, certain AIG companies including American Home Assurance Company (American Home), AIU Insurance Company (AIUI) and New Hampshire Insurance Company (NHIC) (the AIG Plaintiffs) sued The Robert Plan Corporation (RPC), an agency servicing personal auto assigned risk business, certain affiliated entities, and two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Plaintiffs and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. As of December 31, 2005, RPC was terminated as the AIG Plaintiffs' agent with respect to claims administration of the personal auto assigned risk business, and as of March 31, 2006, RPC was terminated as the AIG Plaintiffs' agent with respect to underwriting of personal auto assigned risk business. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. Each side then filed a partial motion to dismiss some of the counts asserted by the other side. RPC also moved for summary judgment on one of its breach of contract causes of action (relating to RPC's assertion that the AIG Plaintiffs are responsible to pay approximately $7,000 of RPC's income taxes). On April 10, 2007, the Court granted the AIG Plaintiffs' motion with respect to four of RPC's counterclaims and denied the rest of the motion; granted RPC's motion to dismiss with respect to two of the AIG Plaintiffs' claims and denied the rest; and denied RPC's motion for summary judgment on the tax issue. Additionally, on February 8, 2007, the AIG Plaintiffs moved for leave to amend their complaint against RPC and to add Lincoln General Insurance Company and Kingsway Financial Services Inc. as additional defendants, alleging tortious interference with contract claims related to certain transactions between those entities and RPC. Following the production of certain documents by RPC, on March 7, 2007, the AIG Plaintiffs filed another motion for leave to amend their complaint to add additional claims against RPC, individual shareholders of RPC and Lincoln General, including claims for breach of covenants, tortious interference with contract and fraudulent conveyance. The motion also seeks a preliminary injunction prohibiting RPC from paying creditors other than ordinary course trade creditors. The AIG Plaintiffs' motion is scheduled to be heard on May 3, 2007. The AIG Plaintiffs believe RPC's counterclaims, including its previously asserted counterclaim for fraud, are without merit and intend to defend them vigorously.

   Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of April 23, 2007, eligible policyholders entitled to receive approximately $358,600 (or 95.6%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. Amounts remaining in the Excess Casualty Fund may be used by AIG to settle claims from other policyholders relating to such practices through January 31, 2008, after which they will be distributed pro rata to participating policyholders.

   Various state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. It is possible that additional civil or regulatory proceedings will be filed.

   Specifically, on February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The complaint claims that AIG thereby violated Minnesota state law prohibiting unfair and deceptive practices, that AIG violated Minnesota state law prohibiting uniform deceptive trade practices, that AIG violated Minnesota's Prevention of Fraud Act, that AIG is liable for common law fraud, and that AIG is liable under a theory of unjust enrichment. The State of Minnesota seeks injunctive relief, damages, penalties and interest. By agreement of the parties, AIG's time to answer the complaint in this action or otherwise move with respect to the complaint was extended indefinitely to permit the parties to pursue settlement.

   Moreover, the National Workers Compensation Reinsurance Pool, on behalf of its participant members, has communicated to AIG that such members may assert claims with respect to the underpayment of residual market assessments on workers compensation premium. In addition, several state insurance guaranty associations and funds have communicated that they may assert claims with respect to the Company's underreporting of workers compensation premium. And, in August 2006, the National Association of Insurance Commissioners (the NAIC) formed a Settlement Review Working Group to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In April 2007, the NAIC Settlement Review Working Group commenced its own investigation into the Company's underreporting of workers compensation premium, which is being directed by the State of Indiana.

   Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   for insurance coverage and with regard to the practices involving compensation paid to insurance producers in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey.

   On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint that names AIG and the following additional AIG subsidiaries as defendants: AIUI, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, NHIC, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania (the Commercial Complaint). Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA (the Employee Benefits Complaint). On October 3, 2006, the District Court reserved in part and denied in part motions filed by the insurer defendants and broker defendants to dismiss these complaints. The Court also ordered the plaintiffs in both actions to file supplemental statements of particularity to elaborate on the allegations in their complaints. Plaintiffs filed their supplemental statements on October 25, 2006, and the AIG defendants, along with other insurer and broker defendants, filed renewed motions to dismiss on November 30, 2006. On
   April 5, 2007, the Court granted the defendants' renewed motions to dismiss the Commercial and Employee Benefits Complaints with respect to the antitrust and RICO claims. The claims were dismissed without prejudice and the plaintiffs were given 30 days to file amended complaints. On April 11, 2007, the Court stayed all proceedings, including all discovery, that are part of the multidistrict litigation until any renewed motions to dismiss the amended complaints are resolved. On April 19, 2007, plaintiffs sought an additional 30 days in which to file amended complaints, and on April 23, 2007, the Court gave plaintiffs an additional 15 days. Accordingly, plaintiffs' amended complaints are due on May 22, 2007.

   A number of complaints making allegations similar to those in the Commercial Complaint have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multidistrict litigation. The AIG defendants have also sought to have state court actions making similar allegations stayed pending resolution of the multidistrict litigation.

   On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

   AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, has been named as a defendant in a putative class action lawsuit that is currently pending in the 14th Judicial District Court for the State of Louisiana. Plaintiffs are medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint seeks monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants are injured workers whose employers are named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

   On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC is appealing the class certification ruling and is seeking an appeal from the jurisdictional ruling. AIGDC believes that it has meritorious defenses to plaintiffs' claims. The Company is not presently a named party to the lawsuit, and it cannot predict its ultimate liability as an insurer or reinsurer of various workers compensation policies at issue in this matter.

   AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

   The Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B. Asbestos and Environmental Reserves

   The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2006 and 2005, gross and net of reinsurance credits, are as follows:

                                             Asbestos Losses     Environmental Losses
                                         ----------------------  ------------------
                                            2006        2005       2006       2005
                                         ----------  ----------  --------   --------
Direct :
Loss and LAE reserves, beginning of year $1,087,625  $  693,044  $288,676   $256,889
   Incurred losses and LAE                  159,878     489,955   (75,819)    63,051
   Calendar year paid losses and LAE       (149,366)    (95,374)  (34,473)   (31,264)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $1,098,137  $1,087,625  $178,384   $288,676
                                         ==========  ==========  ========   ========
Assumed:
Loss and LAE reserves, beginning of year $   97,399  $   90,162  $  6,561   $  6,626
   Incurred losses and LAE                   14,332      14,722    (1,462)       830
   Calendar year paid losses and LAE        (14,387)     (7,485)     (151)      (895)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $   97,344  $   97,399  $  4,948   $  6,561
                                         ==========  ==========  ========   ========
Net of Reinsurance:
Loss and LAE reserves, beginning of year $  518,246  $  348,261  $134,977   $142,025
   Incurred losses and LAE                   83,696     209,273   (22,324)    16,410
   Calendar year paid losses and LAE        (68,837)    (39,288)  (20,443)   (23,458)
                                         ----------  ----------  --------   --------
Loss and LAE Reserves, end of year       $  533,105  $  518,246  $ 92,210   $134,977
                                         ==========  ==========  ========   ========

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2006 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C. Leases

   The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through 2021. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. In 2006 and 2005, the total lease expense was $38.5 million and $34.8 million, respectively.

   At January 1, 2007, the minimum annual aggregate rental commitments are as follows:

          2007                                               $ 40,630
          2008                                                 40,143
          2009                                                 37,875
          2010                                                 37,367
          2011                                                 35,585
          Thereafter                                          253,990
                                                             --------
          Total minimum lease payments                       $445,590
                                                             ========

   Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

   The Company is not involved in any material sales-leaseback transactions.

D. Other Contingencies

   In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

   As of December 31, 2006, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

   In connection therewith, as of December 31, 2006, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $781,163 and included unrecorded loss contingencies of $758,100.

   As part of its private equity portfolio investment the Company may be called upon for an additional capital investment of up to $640,408, as of December 31, 2006. The Company expects only a small portion of this

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)

   portfolio will be called during 2007.

   As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A. September 11, 2001 Events

   As of December 31, 2006 and 2005, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

   As of December 31,                                     2006       2005
   ------------------                                  ---------  ---------
   Gross of reinsurance                                $ 448,183  $ 448,183
   Ceded reinsurance                                    (386,704)  (386,704)
                                                       ---------  ---------
      Net of Reinsurance                               $  61,479  $  61,479
                                                       =========  =========

   All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B. Other

   The Company underwrites a significant concentration of its direct business with brokers.

   As of December 31, 2006 and 2005, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,833,600 and $3,700,000, respectively. As of December 31, 2006 and 2005, the amount billed and recoverable on paid claims amounted to $332,913 and $397,395, respectively, of which $19,716 and $16,600, respectively, were non-admitted.

   The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2006 and 2005, policyholder dividends amounted to $1,344 and $19, respectively, and were reported as Other Gains in the accompanying statements of income.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

    As of December 31,                                    2006       2005
    ------------------                                 ---------  ---------
    Guaranty funds receivable or on deposit            $  18,220  $  20,098
    Loss funds on deposit                                 92,573     71,016
    Outstanding loss drafts - suspense accounts          489,807    509,571
    Accrued recoverables                                   4,691      6,780
    Other                                                  3,176     17,681
    Allowance for doubtful accounts                     (429,224)  (446,746)
                                                       ---------  ---------
       Total Other Admitted Assets                     $ 179,243  $ 178,400
                                                       =========  =========

   Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2006 the Company's liability for insolvency assessments amounted to $31,000 with a related asset for premium tax credits of $18,200. Of the amount accrued, the Company expects to pay approximately $12,800 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $12,100 of premium tax offset credits and the associated liability in years two through five. The remaining $6,100 will be realized between years five and ten.

   The Company routinely assesses the collectibility of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2006 and 2005, the Company had established an allowance for doubtful accounts of $429,224 and $446,746, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

   During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


   As of December 31, 2006 and 2005, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

  Other Liabilities                                         2006      2005
  -----------------                                       --------  --------
  Other liabilites, includes suspense accounts, expense
    account balances and certain accruals                 $107,092  $175,986
  Accrued retrospective premiums                            77,001    50,624
  Accounts payable                                          23,744    23,160
  Deferred commission earnings                              10,039    37,787
  Service carrier liabilty                                   2,336     5,919
  Retroactive reinsurance payable                          (14,859)  (12,171)
  Amounts withheld or retained by company for account of
    others                                                  28,058    31,331
  Policyholder funds on deposit                             11,572    12,578
  Loss clearing                                             12,166    13,610
  Liability for pension and severance pay                    2,705     4,945
  Remmittances and items not allocated                      37,240        --
                                                          --------  --------
  Total Other Liabilities                                 $297,094  $343,769
                                                          ========  ========

                        American Home Assurance Company

                 Notes to Statutory Basis Financial Statements

                          December 31, 2006 and 2005

                                (000's Omitted)


NOTE 14 - SUBSEQUENT EVENTS

On January 24, 2007, the Company's Ultimate Parent announced that it had submitted a letter to the board of directors of 21st Century Insurance Group (21st Century) proposing to acquire the outstanding 38.16% publicly held shares of 21st Century for $19.75 per share in cash. The Ultimate Parent and its subsidiaries own approximately 61.84% of the outstanding shares of 21st Century, including 16.65% of the outstanding shares that are owned by the Company. The aggregate cash consideration payable by the Ultimate Parent would be approximately $690 million. Following the transaction, the Ultimate Parent and its subsidiaries will own 100% of 21st Century.

In February 2007, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2006 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2006 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2005 surplus position.

Subject to regulatory approval, AIP will be removed from the National Union inter-company pooling agreement and added as a participant in AIG's Personal Lines Pool. AIP's pooling participation percentage in the AIG Personal Lines Pool will be zero percent.

On March 30th, 2007, the Company paid a dividend of $500,000 to its parent, AIG Commercial Insurance Group, Inc.

                          PART C -- OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



     (a) Financial Statements



     The following financial statements of Variable Separate Account are included herein, as indicated below, to this Registration Statement:



     -   Report of Independent Registered Public Accounting Firm



     -   Statement of Assets and Liabilities as of December 31, 2006



     -   Schedule of Portfolio Investments as of December 31, 2006



     -   Statement of Operations for the year ended December 31, 2006



     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005



     -   Notes to the Financial Statements



     The following consolidated financial statements of AIG SunAmerica Life Assurance Company are included herein:



     -   Report of Independent Registered Public Accounting Firm



     -   Consolidated Balance Sheet as of December 31, 2006 and 2005



     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004



     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004



     -   Notes to Consolidated Financial Statements



     The following statutory financial statements of American Home Assurance Company are included herein:



     -   Report of Independent Auditors



     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2006 and 2005



     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2006 and 2005



     -   Statements of Cash Flow for the years ended December 31, 2006 and 2005



     -   Notes to Statutory Basis Financial Statements


(b) Exhibits

(1)   Resolutions Establishing Separate Account.............................   1
(2)   Custody Agreements....................................................   Not Applicable
(3)   (a)  Form of Distribution Contract....................................   1
      (b)  Form of Selling Agreement........................................   1
(4)   Variable Annuity Contract.............................................   1
(5)   Application for Contract..............................................   1
(6)   Corporate Documents of Depositor
      (a)  Amendment to Articles of Incorporation Dated September 30,
           2002.............................................................   4
      (b)  Amended and Restated Articles of Incorporation Dated December 19,
           2001.............................................................   2
      (c)  Amended and Restated By-Laws.....................................   2
(7)   Reinsurance Contract..................................................   Not Applicable
(8)   Material Contracts
      (a)  American Funds Insurance Series Form of Fund Participation
           Agreement........................................................   3

(9)   (a)  Opinion of Counsel and Consent of Depositor......................   1
      (b)  Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company.......................   6
(10)  Consent of Independent Registered Public Accounting Firm..............   Filed Herewith
(11)  Financial Statements Omitted from Item 23.............................   Not Applicable
(12)  Initial Capitalization Agreement......................................   Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica Life
           Assurance Company, the Depositor of Registrant...................   Filed Herewith
      (b)  Power of Attorney
           (1)  Power of Attorney -- AIG SunAmerica Life Assurance Company     Filed Herewith
                Directors...................................................
           (2)  Power of Attorney -- American Home Assurance Company           7
                Directors...................................................
      (c)  Support Agreement of American International Group, Inc...........   5
      (d)  General Guarantee Agreement by American Home Assurance Company...   5
      (g)  Notice of Termination of Guarantee as Published in the Wall
           Street Journal on November 24, 2006..............................   8


---------------

1 Incorporated by reference to Amendment No. 27 and Amendment No. 20, File Nos.
  002-86837 and 811-03859, filed on January 29, 1998, Accession No. 0000950148-98-000127.

2 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment No.
  27, File Nos. 002-86837 and 811-03859, filed on April 24, 2002, Accession No. 0000950148-02-001085.

3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

4 Incorporated by reference to Post-Effective Amendment No. 35 and Amendment No.
  28, File Nos. 002-86837 and 811-03859, filed on April 16, 2003, Accession No. 0000950148-03-000914.

5 Incorporated by reference to Post-Effective Amendment No. 39 and Amendment No.
  32, File Nos. 002-86837 and 811-03859, filed on August 12, 2005, Accession No. 0000950129-05-008152.

6 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No.
  22, File Nos. 333-67685 and 811-07727, filed on October 21, 2005, Accession No. 0000950134-05-019473.


7 Incorporated by reference to Post-Effective Amendment No. 42 and Amendment No.
  35, File Nos. 002-86837 and 811-03859, filed on June 23, 2006, Accession No. 0000950129-06-006596.



8 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No.
  17, File Nos. 333-66106 and 811-07727, filed on December 12, 2006, Accession No. 0000950124-06-007496.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     (a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                                                POSITION
----                                                                --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial
                                            Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary


---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


     The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.


ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of March 15, 2007, the number of American Pathway II contracts funded by Variable Separate Account was 15,804 of which 7,976 were qualified contracts and 7,828 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

     Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

     Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

     Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

        AIG SunAmerica Life Assurance Company -- Variable Separate Account
        AIG SunAmerica Life Assurance Company -- Variable Annuity Account One AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account
         One
        First SunAmerica Life Insurance Company -- FS Variable Annuity Account
         Two
        First SunAmerica Life Insurance Company -- FS Variable Annuity Account
         Five
        First SunAmerica Life Insurance Company -- FS Variable Annuity Account
         Nine
        AIG Series Trust
        SunAmerica Series Trust
        SunAmerica Equity Funds
        SunAmerica Income Funds
        SunAmerica Focused Series, Inc.
        SunAmerica Money Market Funds, Inc.
        SunAmerica Senior Floating Rate Fund, Inc.

     (b) Directors, Officers and principal place of business:


    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary


---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

     (c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

     Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

     The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

     The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

     Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
---------------------------------

     Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional

Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Undertakings of the Depositor Regarding Guarantor
-------------------------------------------------------

     During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

     These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

     Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

     During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 43 and Amendment No. 36 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 30th day of April, 2007.

                                          VARIABLE SEPARATE ACCOUNT
                                          (Registrant)

                                          By: AIG SUNAMERICA LIFE ASSURANCE
                                              COMPANY

                                          By:      /s/ JAY S. WINTROB
                                            ------------------------------------
                                              JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

                                          By: AIG SUNAMERICA LIFE ASSURANCE
                                              COMPANY
                                            (Depositor)

                                          By:      /s/ JAY S. WINTROB
                                            ------------------------------------
                                              JAY S. WINTROB, CHIEF EXECUTIVE
                                                           OFFICER

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


                    SIGNATURE                                   TITLE                      DATE
                    ---------                                   -----                      ----

*JAY S. WINTROB                                       Chief Executive Officer &       April 30, 2007
------------------------------------------------              Director
JAY S. WINTROB                                          (Principal Executive
                                                              Officer)


*MICHAEL J. AKERS                                      Senior Vice President &        April 30, 2007
------------------------------------------------              Director
MICHAEL J. AKERS


*N. SCOTT GILLIS                                       Senior Vice President,         April 30, 2007
------------------------------------------------      Chief Financial Officer &
N. SCOTT GILLIS                                               Director
                                                        (Principal Financial
                                                              Officer)


*JANA W. GREER                                          President & Director          April 30, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                         Director                April 30, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT

                    SIGNATURE                                   TITLE                      DATE
                    ---------                                   -----                      ----


*STEWART R. POLAKOV                                    Senior Vice President &        April 30, 2007
------------------------------------------------             Controller
STEWART R. POLAKOV                                      (Principal Accounting
                                                              Officer)


/s/ MANDA GHAFERI                                         Attorney-in-Fact            April 30, 2007
------------------------------------------------
*MANDA GHAFERI

     American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and the State of New York, on this 30th day of April, 2007.

                                          By: AMERICAN HOME ASSURANCE COMPANY

                                          By:     /s/ ROBERT S. SCHIMEK
                                            ------------------------------------

                                            ROBERT S. SCHIMEK,

                                            SENIOR VICE PRESIDENT AND TREASURER


M. BERNARD AIDINOFF*                                          Director                April 30, 2007
------------------------------------------------
M. BERNARD AIDINOFF


JOHN QUINLAN DOYLE*                                    Director and President         April 30, 2007
------------------------------------------------
JOHN QUINLAN DOYLE


NEIL ANTHONY FAULKNER*                                        Director                April 30, 2007
------------------------------------------------
NEIL ANTHONY FAULKNER


DAVID NEIL FIELDS*                                            Director                April 30, 2007
------------------------------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                                      Director                April 30, 2007
------------------------------------------------
KENNETH VINCENT HARKINS


                                                              Director                April 30, 2007
------------------------------------------------
CHARLES DANGELO


DAVID LAWRENCE HERZOG*                                        Director                April 30, 2007
------------------------------------------------
DAVID LAWRENCE HERZOG


ROBERT EDWARD LEWIS*                                          Director                April 30, 2007
------------------------------------------------
ROBERT EDWARD LEWIS


KRISTIAN PHILIP MOOR*                                   Director and Chairman         April 30, 2007
------------------------------------------------
KRISTIAN PHILIP MOOR


WIN JAY NEUGER*                                               Director                April 30, 2007
------------------------------------------------
WIN JAY NEUGER


ROBERT S. SCHIMEK*                                            Director,               April 30, 2007
------------------------------------------------      Senior Vice President and
ROBERT S. SCHIMEK                                             Treasurer


NICHOLAS SHAW TYLER*                                          Director                April 30, 2007
------------------------------------------------
NICHOLAS SHAW TYLER

NICHOLAS CHARLES WALSH*                                       Director                April 30, 2007
------------------------------------------------
NICHOLAS CHARLES WALSH


By:     /s/ ROBERT S. SCHIMEK                             Attorney-in-Fact            April 30, 2007
        ------------------------------------------
        *ROBERT S. SCHIMEK

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
10             Consent of Independent Registered Public Accounting Firm
13(a)          Diagram and Listing of All Persons Directly or Indirectly
               Controlled By or Under Common Control with AIG SunAmerica
               Life Assurance Company, the Depositor of Registrant
13(b)(1)       Power of Attorney -- AIG SunAmerica Life Assurance Company
               Directors